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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10

Item 1. Reports to Stockholders.

Invesco V.I. Basic Balanced Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIBBA-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-6.90%
Series II Shares	-7.04
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Basic Balanced Index▪ (Style-Specific Index)	-0.82
Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index▼ (Peer Group Index)	-2.28

▼ Lipper Inc.; ▪ Invesco, Lipper, Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Basic Balanced Index, created by Invesco to serve as a benchmark for Invesco Basic Balanced Fund, is composed of the following indexes: Russell 1000® Value (60%) and Barclays Capital U.S. Aggregate (40%). The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (5/1/98)	0.67%
10 Years	-2.33
5 Years	-1.94
1 Year	13.90

Series II Shares
10 Years	-2.57%
5 Years	-2.18
1 Year	13.74
Series II shares incepted on January 24, 2002. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.92% and 1.17%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.51% and 1.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Basic Balanced Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

[1]	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
Invesco V.I. Basic Balanced Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–66.48%
Advertising–0.55%
Interpublic Group of Cos., Inc. (The)(b)	22,591	$161,074

Aerospace & Defense–0.32%
General Dynamics Corp.	1,595	93,403

Air Freight & Logistics–0.47%
FedEx Corp.	1,975	138,467

Apparel Retail–0.63%
Gap, Inc. (The)	9,491	184,695

Asset Management & Custody Banks–0.92%
Janus Capital Group Inc.	10,142	90,061

State Street Corp.	5,306	179,449

		269,510

Automobile Manufacturers–0.40%
Ford Motor Co.(b)	11,555	116,474

Biotechnology–0.84%
Genzyme Corp.(b)	4,812	244,305

Cable & Satellite–2.00%
Comcast Corp. Class A	19,113	331,993

Time Warner Cable, Inc.	4,820	251,025

		583,018

Communications Equipment–0.96%
Cisco Systems, Inc.(b)	13,108	279,332

Computer Hardware–1.91%
Dell Inc.(b)	15,783	190,343

Hewlett-Packard Co.	8,480	367,014

		557,357

Consumer Electronics–0.70%
Sony Corp.–ADR (Japan)	7,611	203,062

Data Processing & Outsourced Services–0.54%
Western Union Co.	10,561	157,465

Diversified Banks–1.19%
U.S. Bancorp	5,720	127,842

Wells Fargo & Co.	8,632	220,979

		348,821

Diversified Chemicals–1.18%
Dow Chemical Co. (The)	8,712	206,648

PPG Industries, Inc.	2,302	139,064

		345,712

Diversified Support Services–0.37%
Cintas Corp.	4,555	109,183

Diversified Metals & Mining–0.41%
Freeport-McMoRan Copper & Gold Inc.	2,040	120,625

Drug Retail–0.55%
Walgreen Co.	6,031	161,028

Electric Utilities–2.88%
American Electric Power Co., Inc.	13,231	427,361

Edison International	2,842	90,148

Entergy Corp.	2,201	157,636

FirstEnergy Corp.	4,726	166,497

		841,642

Food Distributors–0.79%
Sysco Corp.	8,060	230,274

Health Care Distributors–0.48%
Cardinal Health, Inc.	4,143	139,246

Health Care Equipment–0.88%
Covidien PLC (Ireland)	6,424	258,116

Home Improvement Retail–1.12%
Home Depot, Inc. (The)	11,693	328,223

Human Resource & Employment Services–0.70%
Manpower Inc.	2,560	110,541

Robert Half International, Inc.	4,020	94,671

		205,212

Hypermarkets & Super Centers–1.21%
Wal-Mart Stores, Inc.	7,364	353,988

Industrial Conglomerates–3.77%
General Electric Co.	40,876	589,432

Siemens AG–ADR (Germany)	2,368	212,007

Tyco International Ltd.	8,491	299,138

		1,100,577

Industrial Machinery–1.62%
Dover Corp.	5,500	229,845

Ingersoll-Rand PLC (Ireland)	7,038	242,741

		472,586

Insurance Brokers–2.20%
Marsh & McLennan Cos., Inc.	28,536	643,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Balanced Fund

	Shares	Value

Integrated Oil & Gas–4.89%
ConocoPhillips	4,087	$200,631

Exxon Mobil Corp.	3,423	195,350

Hess Corp.	3,964	199,548

Occidental Petroleum Corp.	6,205	478,716

Royal Dutch Shell PLC–ADR (United Kingdom)	7,069	355,005

		1,429,250

Integrated Telecommunication Services–0.67%
Verizon Communications Inc.	6,946	194,627

Internet Software & Services–2.21%
eBay Inc.(b)	22,935	449,755

Yahoo! Inc.(b)	14,226	196,746

		646,501

Investment Banking & Brokerage–0.89%
Charles Schwab Corp. (The)	18,374	260,543

IT Consulting & Other Services–0.64%
Amdocs Ltd.(b)	6,918	185,748

Life & Health Insurance–0.43%
Principal Financial Group, Inc.	5,326	124,841

Managed Health Care–0.97%
UnitedHealth Group Inc.	9,946	282,466

Motorcycle Manufacturers–0.34%
Harley-Davidson, Inc.	4,509	100,235

Movies & Entertainment–3.26%
Time Warner Inc.	12,977	375,165

Viacom Inc.–Class B	18,384	576,706

		951,871

Office Services & Supplies–0.40%
Avery Dennison Corp.	3,657	117,499

Oil & Gas Equipment & Services–0.82%
Schlumberger Ltd.	4,352	240,840

Oil & Gas Exploration & Production–1.71%
Anadarko Petroleum Corp.	5,953	214,844

Devon Energy Corp.	3,202	195,066

Noble Energy, Inc.	1,510	91,098

		501,008

Other Diversified Financial Services–5.62%
Bank of America Corp.	33,771	485,289

Citigroup Inc.(b)	53,418	200,852

JPMorgan Chase & Co.	26,081	954,825

		1,640,966

Packaged Foods & Meats–2.00%
Kraft Foods Inc.–Class A	15,726	440,328

Unilever N.V. (Netherlands)	5,255	143,567

		583,895

Personal Products–0.68%
Avon Products, Inc.	7,502	198,803

Pharmaceuticals–5.31%
Abbott Laboratories	3,259	152,456

Bayer AG–ADR (Germany)	3,687	205,735

Bristol-Myers Squibb Co.	15,227	379,761

Merck & Co., Inc.	9,382	328,089

Pfizer Inc.	19,323	275,546

Roche Holdings AG–ADR (Switzerland)	6,037	208,679

		1,550,266

Property & Casualty Insurance–0.79%
Chubb Corp. (The)	4,620	231,046

Regional Banks–2.58%
BB&T Corp.	6,650	174,962

Fifth Third Bancorp	11,968	147,087

PNC Financial Services Group, Inc.	7,617	430,360

		752,409

Semiconductor Equipment–0.34%
Lam Research Corp.(b)	2,619	99,679

Semiconductors–0.80%
Intel Corp.	12,006	233,517

Soft Drinks–0.54%
Coca-Cola Co. (The)	3,123	156,525

Wireless Telecommunication Services–1.00%
Vodafone Group PLC–ADR (United Kingdom)	14,195	293,411

Total Common Stocks & Other Equity Interests (Cost $19,795,873)		19,422,828

	Principal
	Amount
Bonds & Notes–12.47%
Airlines–0.36%
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	$100,000	103,875

Automotive Retail–0.31%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	25,000	25,406

AutoZone Inc., Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	64,798

		90,204

Brewers–0.19%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/20	50,000	54,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Broadcasting–0.52%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	$50,000	$53,428

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	30,000	39,512

Sr. Unsec. Global Notes, 5.45%, 12/15/14	20,000	22,050

COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(c)	35,000	35,394

		150,384

Consumer Finance–0.07%
Capital One Bank USA N.A., Sr. Unsec. Global Notes, 5.75%, 09/15/10	20,000	20,176

Diversified Banks–0.85%
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 5.13%, 01/08/20	60,000	60,086

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	25,000	24,904

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(c)	100,000	110,898

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	50,000	50,933

		246,821

Electric Utilities–0.79%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	15,000	16,897

DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	85,000	85,648

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	50,000	54,012

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	58,343

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,432

		231,332

Gold–0.18%
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	50,000	53,473

Health Care Equipment–0.20%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	30,000	29,884

CareFusion Corp., Sr. Unsec. Global Notes, 6.38%, 08/01/19	25,000	28,540

		58,424

Health Care Services–0.27%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	70,000	79,304

Hotels, Resorts & Cruise Lines–0.32%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(c)	70,000	74,207

Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	20,000	20,175

		94,382

Industrial REIT’s–0.32%
ProLogis, Sr. Unsec. Notes, 6.88%, 03/15/20	100,000	94,369

Integrated Telecommunication Services–0.97%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	60,000	62,115

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	60,000	61,535

Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Global Bonds, 8.00%, 10/01/10	40,000	40,646

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 4.88%, 10/01/10	40,000	40,228

Windstream Georgia Communications Corp., Sr. Unsec., 6.50%, 11/15/13	79,000	79,616

		284,140

Investment Banking & Brokerage–0.18%
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	50,000	53,719

Life & Health Insurance–0.68%
MetLife Inc., Sr. Unsec. Global Notes, 7.72%, 02/15/19	75,000	89,019

Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(c)	25,000	25,861

Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	50,493

7.38%, 06/15/19	30,000	34,466

		199,839

Managed Health Care–0.16%
UnitedHealth Group Inc., Sr. Unsec. Notes, 5.25%, 03/15/11	45,000	46,166

Mortgage Backed Securities–0.31%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	85,224	89,120

Multi-Line Insurance–0.16%
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	45,000	46,986

Office Electronics–0.29%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	40,000	42,264

4.25%, 02/15/15	40,000	41,233

		83,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Office REIT’s–0.16%
Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(c)	$45,000	$46,254

Oil & Gas Exploration & Production–0.05%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	15,188

Oil & Gas Refining & Marketing–0.14%
Premcor Refining Group Inc. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/11	40,000	41,093

Oil & Gas Storage & Transportation–0.52%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 5.20%, 09/01/20	25,000	25,777

6.45%, 09/01/40	25,000	26,274

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	50,000	52,703

Transcontinental Gas Pipe Line Co. LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	45,000	47,398

		152,152

Other Diversified Financial Services–2.39%
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	20,000	21,693

Bear Stearns Cos. LLC (The), Sr. Unsec. Floating Rate Notes, 0.70%, 07/19/10(d)	180,000	180,053

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	68,229

Countrywide Home Loans Inc., Series L, Sr. Unsec. Gtd. Medium-Term Global Notes, 4.00%, 03/22/11	15,000	15,307

ERAC USA Finance LLC, Sr. Gtd. Notes, 2.75%, 07/01/13(c)	20,000	20,121

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	82,934

Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	50,000	53,005

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	65,000	69,436

Sr. Unsec. Notes, 3.40%, 06/24/15	70,000	70,189

4.95%, 03/25/20	25,000	25,958

Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	85,000	91,028

Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04; Cost: $90,000)(c)(d)(e)(f)	90,000	292

		698,245

Packaged Foods & Meats–0.11%
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	30,000	31,600

Paper Packaging–0.15%
Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	40,000	44,168

Paper Products–0.10%
International Paper Co., Sr. Unsec. Global Bonds, 7.50%, 08/15/21	25,000	29,209

Pharmaceuticals–0.14%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	40,000	40,901

Property & Casualty Insurance–0.09%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	26,823

Publishing–0.14%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	40,000	42,287

Regional Banks–0.14%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	40,000	41,101

Retail REIT’s–0.10%
WT Finance Aust Pty Ltd./ Westfield Capital/WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 4.38%, 11/15/10(c)	30,000	30,300

Specialized Finance–0.18%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 5.55%, 01/15/20	50,000	51,239

Specialty REIT’s–0.18%
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	50,000	52,635

Steel–0.21%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	15,000	17,732

Sr. Unsec. Global Notes, 7.00%, 10/15/39	40,000	42,179

		59,911

Technology Distributors–0.17%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	50,000	50,632

Tobacco–0.12%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	35,736

Trading Companies & Distributors–0.07%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	21,041

Wireless Telecommunication Services–0.18%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	30,000	31,169

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11	20,000	20,809

		51,978

Total Bonds & Notes (Cost $3,571,892)		3,642,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–8.77%
Federal Home Loan Mortgage Corp. (FHLMC)–2.01%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32	$66,578	$74,233

7.50%, 12/01/30 to 05/01/31	12,195	13,975

6.50%, 08/01/32	3,752	4,175

5.50%, 01/01/35 to 02/01/37	362,794	390,962

Pass Through Ctfs., TBA, 4.50%, 07/01/40(g)	100,000	103,594

		586,939

Federal National Mortgage Association (FNMA)–5.61%
Pass Through Ctfs.,
7.50%, 11/01/15 to 03/01/31	63,617	73,782

7.00%, 02/01/16 to 09/01/32	18,927	21,061

6.50%, 07/01/16 to 10/01/35	57,895	65,159

6.00%, 01/01/17 to 03/01/37	222,384	242,064

5.50%, 03/01/21	832	900

8.00%, 08/01/21 to 12/01/23	12,097	13,808

Pass Through Ctfs., TBA,
4.00%, 07/01/25(g)	50,000	51,953

4.50%, 07/01/25(g)	130,000	137,170

5.00%, 07/01/25 to 07/01/40(g)	630,000	667,509

5.50%, 07/01/25 to 07/01/40(g)	240,000	257,999

6.00%, 07/01/40(g)	100,000	108,469

		1,639,874

Government National Mortgage Association (GNMA)–1.15%
Pass Through Ctfs.,
7.50%, 06/15/23 to 10/15/31	27,799	31,719

8.50%, 11/15/24	28,254	32,809

8.00%, 08/15/25	6,472	7,494

6.50%, 03/15/29 to 01/15/37	236,936	264,036

		336,058

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,461,868)		2,562,871

U.S. Treasury Securities–7.63%
U.S. Treasury Notes–6.36%
0.75%, 05/31/12	800,000	802,313

1.50%, 12/31/13(h)	85,000	85,704

2.13%, 05/31/15	680,000	691,688

3.63%, 08/15/19	200,000	211,438

3.50%, 05/15/20	65,000	68,016

		1,859,159

U.S. Treasury Bonds–1.27%
5.38%, 02/15/31	195,000	239,820

4.50%, 08/15/39	40,000	44,056

4.38%, 05/15/40	80,000	86,513

		370,389

Total U.S. Treasury Securities (Cost $2,190,877)		2,229,548

Asset-Backed Securities–5.72%
BA Credit Card Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.65%, 09/15/15(d)	40,000	39,920

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 3.68%, 08/25/33(d)	35,012	32,023

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	80,000	83,617

Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	45,000	46,645

Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(d)	100,000	106,399

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	50,000	52,556

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	80,000	86,946

Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	50,000	50,720

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	50,000	50,923

Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.50%, 08/25/34(d)	94,585	96,743

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	43,958	42,780

Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(c)	69,506	71,580

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	129,481

Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	45,000	45,801

LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(c)	80,000	82,950

Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	60,000	64,085

Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	80,000	84,823

Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	45,563	48,290

Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.44%, 04/25/12 (Acquired 05/11/07; Cost: $47,228)(c)(d)	47,228	35,421

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(d)	25,000	26,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	$80,000	$81,278

Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	100,000	105,388

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	40,000	38,939

WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.83%, 08/25/33(d)	74,437	74,566

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.47%, 07/25/34(d)	23,197	23,221

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(d)	75,678	70,758

Total Asset-Backed Securities (Cost $1,537,232)		1,672,161

U.S. Government Sponsored Agency Securities–0.46%
Federal National Mortgage Association (FNMA)–0.46%
Unsec. Global Notes, 2.63%, 11/20/14 (Cost $129,316)	130,000	134,438

	Shares
Money Market Funds–1.76%
Liquid Assets Portfolio–Institutional Class	256,660	256,660

Premier Portfolio–Institutional Class	256,660	256,660

Total Money Market Funds (Cost $513,320)		513,320

TOTAL INVESTMENTS–103.29% (Cost $30,200,378)		30,177,912

OTHER ASSETS LESS LIABILITIES–(3.29)%		(961,860)

NET ASSETS–100.00%		$29,216,052

Investment Abbreviations:

ADR	– American Depositary Receipt
Ctfs.	– Certificates
Gtd.	– Guaranteed
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
TBA	– To Be Announced
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $673,495, which represented 2.31% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at June 30, 2010 represented less than 0.01% of the Fund’s Net Assets.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.

Portfolio Composition

By security type, based on total investments
as of June 30, 2010

Common Stocks & Other Equity Interests	64.4%

Bonds & Notes	12.1

U.S. Government Sponsored Agency Mortgage-Backed Securities	8.5

U.S. Treasury Securities	7.4

Asset-Backed Securities	5.5

U.S. Government Sponsored Agency Securities	0.4

Money Market Funds	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Balanced Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $29,687,058)	$29,664,592

Investments in affiliated money market funds, at value and cost	513,320

Total investments, at value (Cost $30,200,378)	30,177,912

Cash	126,283

Foreign currencies, at value (Cost $25)	25

Receivables for:
Investments sold	14,075,534

Investments sold to affiliates	1,403,632

Variation margin	563

Fund shares sold	525

Dividends and interest	99,691

Investment for trustee deferred compensation and retirement plans	25,763

Other assets	1,827

Total assets	45,911,755

Liabilities:
Payables for:
Investments purchased	14,727,853

Investments purchased from affiliates	1,875,235

Fund shares reacquired	1,652

Accrued fees to affiliates	15,676

Accrued other operating expenses	40,769

Trustee deferred compensation and retirement plans	34,518

Total liabilities	16,695,703

Net assets applicable to shares outstanding	$29,216,052

Net assets consist of:
Shares of beneficial interest	$49,369,881

Undistributed net investment income	771,864

Undistributed net realized gain (loss)	(20,882,739)

Unrealized appreciation (depreciation)	(42,954)

$29,216,052

Net Assets:
Series I	$26,939,180

Series II	$2,276,872

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	3,330,699

Series II	282,977

Series I:
Net asset value per share	$8.09

Series II:
Net asset value per share	$8.05

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$196,081

Dividends (net of foreign withholding taxes of $5,334)	161,474

Dividends from affiliated money market funds	723

Total investment income	358,278

Expenses:
Advisory fees	123,601

Administrative services fees	57,190

Custodian fees	9,168

Distribution fees — Series II	3,485

Transfer agent fees	4,683

Trustees’ and officers’ fees and benefits	9,501

Professional services fees	21,836

Other	13,931

Total expenses	243,395

Less: Fees waived	(91,589)

Net expenses	151,806

Net investment income	206,472

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $248,519)	(624,308)

Foreign currencies	(6,417)

Futures contracts	13,532

(617,193)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,712,183)

Foreign currencies	(9,628)

Futures contracts	(17,855)

(1,739,666)

Net realized and unrealized gain (loss)	(2,356,859)

Net increase (decrease) in net assets resulting from operations	$(2,150,387)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Balanced Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$206,472	$632,897

Net realized gain (loss)	(617,193)	(5,065,105)

Change in net unrealized appreciation (depreciation)	(1,739,666)	13,494,233

Net increase (decrease) in net assets resulting from operations	(2,150,387)	9,062,025

Distributions to shareholders from net investment income:
Series I	—	(1,432,717)

Series II	—	(137,986)

Total distributions from net investment income	—	(1,570,703)

Share transactions–net:
Series I	(2,320,613)	(3,151,421)

Series II	(748,916)	(329,105)

Net increase (decrease) in net assets resulting from share transactions	(3,069,529)	(3,480,526)

Net increase (decrease) in net assets	(5,219,916)	4,010,796

Net assets:
Beginning of period	34,435,968	30,425,172

End of period (includes undistributed net investment income of $771,864 and $565,392, respectively)	$29,216,052	$34,435,968

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Basic Balanced Fund, formerly AIM V.I. Basic Balanced Fund, (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital and secondarily, current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

Invesco V.I. Basic Balanced Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Basic Balanced Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future

Invesco V.I. Basic Balanced Fund

date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.75%

Over $150 million	0.50%

  Effective January 1, 2010, through at least April 30, 2011, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Net Assets	Rate

First $250 million	0.62%

Next $250 million	0.605%

Next $500 million	0.59%

Next $1.5 billion	0.575%

Next $2.5 billion	0.56%

Next $2.5 billion	0.545%

Next $2.5 billion	0.53%

Over $10 billion	0.515%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 0.91% and Series II shares to 1.16% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco V.I. Basic Balanced Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $91,589.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $32,396 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$19,521,734	$414,414	$—	$19,936,148

U.S. Treasury Securities	—	2,229,548	—	2,229,548

U.S. Government Sponsored Agency Securities	—	2,697,309	—	2,697,309

Corporate Debt Securities	—	3,642,746	—	3,642,746

Asset-Backed Securities	—	1,672,161	—	1,672,161

	$19,521,734	$10,656,178	$—	$30,177,912

Futures*	(10,794)	—	—	(10,794)

Total Investments	$19,510,940	$10,656,178	$—	$30,167,118

*	Unrealized appreciation (depreciation).

Invesco V.I. Basic Balanced Fund

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$5,976	$(16,770)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$13,532

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(17,855)

Total	$(4,323)

*	The average value of futuresd outstanding during the period was $2,210,469.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	2	September-2010/Long	$437,656	$1,371

U.S. Treasury 30 Year Bonds	2	September-2010/Long	255,000	4,605

Subtotal			$692,656	$5,976

U.S. Treasury 10 Year Notes	6	September-2010/Short	(735,281)	(16,770)

Total			$(42,625)	$(10,794)

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $2,329,121 and securities sales of $1,717,894, which resulted in net realized gains of $248,519.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,337 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

Invesco V.I. Basic Balanced Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$10,514,572

December 31, 2016	3,766,236

December 31, 2017	5,167,583

Total capital loss carryforward	$19,448,391

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $21,823,334 and $24,917,412, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$804,111

Aggregate unrealized (depreciation) of investment securities	(1,595,847)

Net unrealized appreciation (depreciation) of investment securities	$(791,736)

Cost of investments for tax purposes is $30,969,648.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	48,991	$434,360	349,171	$2,595,538

Series II	11,078	97,694	32,625	248,311

Issued as reinvestment of dividends:
Series I	—	—	168,555	1,432,717

Series II	—	—	16,291	137,986

Reacquired:
Series I	(313,250)	(2,754,973)	(972,587)	(7,179,676)

Series II	(95,710)	(846,610)	(98,463)	(715,402)

Net increase (decrease) in share activity	(348,891)	$(3,069,529)	(504,408)	$(3,480,526)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Basic Balanced Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$8.69	$0.06	$(0.66)	$(0.60)	$—	$8.09	(6.90)%	$26,939	0.90	%(d)	1.46	%(d)	1.27	%(d)	77%
Year ended 12/31/09	6.81	0.15	2.14	2.29	(0.41)	8.69	33.84	31,253	0.90		1.50		2.06		57
Year ended 12/31/08	11.81	0.31	(4.84)	(4.53)	(0.47)	6.81	(38.32)	27,596	0.91		1.35		3.11		50
Year ended 12/31/07	11.92	0.28	(0.01)	0.27	(0.38)	11.81	2.20	59,000	0.91		1.18		2.31		47
Year ended 12/31/06	10.99	0.25	0.91	1.16	(0.23)	11.92	10.55	84,212	0.91		1.15		2.16		44
Year ended 12/31/05	10.59	0.18	0.38	0.56	(0.16)	10.99	5.29	90,633	0.95		1.15		1.68		44

Series II
Six months ended 06/30/10	8.66	0.04	(0.65)	(0.61)	—	8.05	(7.04)	2,277	1.15	(d)	1.71	(d)	1.02	(d)	77
Year ended 12/31/09	6.78	0.13	2.13	2.26	(0.38)	8.66	33.54	3,183	1.15		1.75		1.81		57
Year ended 12/31/08	11.73	0.28	(4.79)	(4.51)	(0.44)	6.78	(38.46)	2,829	1.16		1.60		2.86		50
Year ended 12/31/07	11.84	0.25	(0.01)	0.24	(0.35)	11.73	1.94	5,295	1.16		1.43		2.06		47
Year ended 12/31/06	10.91	0.22	0.91	1.13	(0.20)	11.84	10.36	5,878	1.16		1.40		1.91		44
Year ended 12/31/05	10.53	0.15	0.37	0.52	(0.14)	10.91	4.91	5,870	1.20		1.40		1.43		44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $30,423 and $2,811 for Series I and Series II shares, respectively.

Invesco V.I. Basic Balanced Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$931.00	$4.31	$1,020.33	$4.51	0.90%

Series II	1,000.00	929.60	5.50	1,019.09	5.76	1.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Basic Balanced Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Basic Balanced Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Basic Balanced Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that the performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board also noted that Invesco Advisers made manager and process changes relating to the fixed income portion of the Fund’s portfolio assets in 2008 and early 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual funds advised by Invesco Advisers, one of which is a fund of funds for which Invesco Advisers does not charge a separate advisory fee.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011, in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this expense limitation has on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Basic Balanced Fund

Invesco V.I. Basic Value Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIBVA-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-10.87%
Series II Shares	-11.09
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 1000 Value Index▼ (Style-Specific Index)	-5.12
Lipper VUF Large-Cap Value Funds Index▼ (Peer Group Index)	-6.79

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (9/10/01)	-0.98%
5 Years	-4.98
1 Year	13.15

Series II Shares
Inception (9/10/01)	-1.22%
5 Years	-5.23
1 Year	13.02
The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.00% and 1.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Basic Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco V.I. Basic Value Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.96%
Advertising–4.74%
Interpublic Group of Cos., Inc. (The)(b)	303,441	$2,163,534

Omnicom Group Inc.	331,964	11,386,365

		13,549,899

Aerospace & Defense–1.90%
Honeywell International Inc.	139,338	5,438,362

Asset Management & Custody Banks–1.83%
Bank of New York Mellon Corp.	212,076	5,236,156

Brewers–3.29%
Molson Coors Brewing Co.–Class B	222,452	9,423,067

Cable & Satellite–5.62%
Comcast Corp.–Class A	421,824	7,327,083

Time Warner Cable, Inc.	168,195	8,759,595

		16,086,678

Casinos & Gaming–1.48%
International Game Technology	269,101	4,224,886

Computer Hardware–4.20%
Dell Inc.(b)	290,677	3,505,564

Hewlett-Packard Co.	196,563	8,507,247

		12,012,811

Data Processing & Outsourced Services–1.26%
Western Union Co.	242,012	3,608,399

Department Stores–1.75%
Macy’s, Inc.	279,389	5,001,063

Diversified Banks–5.11%
Comerica Inc.	101,966	3,755,408

U.S. Bancorp	166,230	3,715,240

Wells Fargo & Co.	279,855	7,164,288

		14,634,936

General Merchandise Stores–2.55%
Target Corp.	148,175	7,285,765

Household Products–2.49%
Procter & Gamble Co. (The)	118,551	7,110,689

Hypermarkets & Super Centers–2.97%
Wal-Mart Stores, Inc.	177,085	8,512,476

Industrial Conglomerates–2.52%
General Electric Co.	249,234	3,593,954

Tyco International Ltd.	102,326	3,604,945

		7,198,899

Industrial Machinery–2.50%
Illinois Tool Works, Inc.	173,360	7,156,301

Integrated Oil & Gas–9.55%
Chevron Corp.	106,126	7,201,710

Exxon Mobil Corp.	100,109	5,713,221

Petroleo Brasileiro S.A.–ADR (Brazil)	169,825	5,828,394

Royal Dutch Shell PLC–ADR (United Kingdom)	170,742	8,574,663

		27,317,988

Internet Software & Services–2.67%
eBay, Inc.(b)	389,178	7,631,781

Investment Banking & Brokerage–2.73%
Goldman Sachs Group, Inc. (The)	27,844	3,655,082

Morgan Stanley	178,482	4,142,567

		7,797,649

IT Consulting & Other Services–1.35%
Accenture PLC–Class A (Ireland)	100,092	3,868,556

Life & Health Insurance–2.81%
MetLife, Inc.	114,471	4,322,425

Torchmark Corp.	74,870	3,706,814

		8,029,239

Managed Health Care–1.25%
UnitedHealth Group Inc.	126,292	3,586,693

Movies & Entertainment–1.97%
Time Warner Inc.	194,991	5,637,190

Oil & Gas Drilling–1.52%
Noble Corp.(b)	140,786	4,351,695

Other Diversified Financial Services–6.80%
Bank of America Corp.	600,551	8,629,918

JPMorgan Chase & Co.	295,970	10,835,461

		19,465,379

Packaged Foods & Meats–2.00%
Kraft Foods Inc.–Class A	204,056	5,713,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Value Fund

	Shares	Value

Pharmaceuticals–3.52%
Bristol-Myers Squibb Co.	201,637	$5,028,827

Pfizer Inc.	353,492	5,040,796

		10,069,623

Property & Casualty Insurance–7.89%
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	35,986	1,633,045

Aspen Insurance Holdings Ltd.	78,324	1,937,736

Chubb Corp.	233,625	11,683,586

Travelers Cos., Inc. (The)	148,732	7,325,051

		22,579,418

Semiconductors–1.71%
Intel Corp.	251,550	4,892,647

Soft Drinks–1.27%
Coca-Cola Co. (The)	72,557	3,636,557

Steel–1.45%
POSCO–ADR (South Korea)	44,131	4,162,436

Wireless Telecommunication Services–1.26%
Vodafone Group PLC–ADR (United Kingdom)	174,083	3,598,296

Total Common Stocks & Other Equity Interests (Cost $268,675,733)		268,819,102

Money Market Funds–2.14%
Liquid Assets Portfolio–Institutional Class(c)	3,068,363	3,068,363

Premier Portfolio–Institutional Class(c)	3,068,363	3,068,363

Total Money Market Funds (Cost $6,136,726)		6,136,726

TOTAL INVESTMENTS–96.10% (Cost $274,812,459)		274,955,828

OTHER ASSETS LESS LIABILITIES–3.90%		11,146,981

NET ASSETS–100.00%		$286,102,809

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	27.2%

Consumer Discretionary	18.1

Consumer Staples	12.0

Information Technology	11.2

Energy	11.1

Industrials	6.9

Health Care	4.8

Materials	1.4

Telecommunication Services	1.3

Money Market Funds Plus Other Assets Less Liabilities	6.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Value Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $268,675,733)	$268,819,102

Investments in affiliated money market funds, at value and cost	6,136,726

Total investments, at value (Cost $274,812,459)	274,955,828

Receivables for:
Investments sold	173,069,663

Investments sold to affiliates	25,824,361

Fund shares sold	1,052,225

Dividends	266,194

Investment for trustee deferred compensation and retirement plans	19,061

Other assets	2,131

Total assets	475,189,463

Liabilities:
Payables for:
Investments purchased	184,618,604

Investments purchased from affiliates	3,607,296

Fund shares reacquired	481,858

Accrued fees to affiliates	278,069

Accrued other operating expenses	23,760

Trustee deferred compensation and retirement plans	77,067

Total liabilities	189,086,654

Net assets applicable to shares outstanding	$286,102,809

Net assets consist of:
Shares of beneficial interest	$372,853,527

Undistributed net investment income	1,808,324

Undistributed net realized gain (loss)	(88,575,745)

Unrealized appreciation	16,703

$286,102,809

Net Assets:
Series I	$170,616,757

Series II	$115,486,052

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	32,010,114

Series II	21,826,260

Series I:
Net asset value per share	$5.33

Series II:
Net asset value per share	$5.29

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $70,943)	$2,168,425

Dividends from affiliated money market funds	3,025

Total investment income	2,171,450

Expenses:
Advisory fees	1,177,943

Administrative services fees	454,663

Custodian fees	8,196

Distribution fees — Series II	164,310

Transfer agent fees	10,453

Trustees’ and officers’ fees and benefits	14,613

Other	20,594

Total expenses	1,850,772

Less: Fees waived	(5,225)

Net expenses	1,845,547

Net investment income	325,903

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(391,829))	(3,141,916)

Foreign currencies	(67,187)

(3,209,103)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(31,104,559)

Foreign currencies	(126,666)

(31,231,225)

Net realized and unrealized gain (loss)	(34,440,328)

Net increase (decrease) in net assets resulting from operations	$(34,114,425)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Basic Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$325,903	$1,541,745

Net realized gain (loss)	(3,209,103)	(33,121,862)

Change in net unrealized appreciation (depreciation)	(31,231,225)	158,453,793

Net increase (decrease) in net assets resulting from operations	(34,114,425)	126,873,676

Distributions to shareholders from net investment income:
Series I	—	(3,201,037)

Series II	—	(1,368,809)

Total distributions from net investment income	—	(4,569,846)

Share transactions–net:
Series I	(35,650,828)	(1,497,408)

Series II	(4,285,185)	(45,220,456)

Net increase (decrease) in net assets resulting from share transactions	(39,936,013)	(46,717,864)

Net increase (decrease) in net assets	(74,050,438)	75,585,966

Net assets:
Beginning of period	360,153,247	284,567,281

End of period (includes undistributed net investment income of $1,808,324 and $1,482,421, respectively)	$286,102,809	$360,153,247

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Basic Value Fund, formerly AIM V.I. Basic Value Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Basic Value Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Basic Value Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an

Invesco V.I. Basic Value Fund

expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds use money market fund waiver without securities lending.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $5,225.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $44,332 for accounting and fund administrative services and reimbursed $410,331 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$274,955,828	$—	$—	$274,955,828

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $32,223,016 and securities sales of $4,128,486, which resulted in net realized (losses) of $(391,829).

Invesco V.I. Basic Value Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,723 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$40,544,207

December 31, 2017	32,409,899

Total capital loss carryforward	$72,954,106

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $252,587,835 and $300,283,504, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(10,640,302)

Net unrealized appreciation (depreciation) of investment securities	$(10,640,302)

Cost of investments for tax purposes is $285,596,130.

Invesco V.I. Basic Value Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,353,253	$8,270,144	7,249,578	$36,341,584

Series II	2,718,880	16,185,905	6,780,957	32,543,999

Issued as reinvestment of dividends:
Class A	—	—	550,953	3,201,037

Series II	—	—	236,818	1,368,809

Reacquired:
Class A	(7,154,992)	(43,920,972)	(8,478,204)	(41,040,029)

Series II	(3,398,612)	(20,471,090)	(15,711,336)	(79,133,264)

Net increase (decrease) in share activity	(6,481,471)	$(39,936,013)	(9,371,234)	$(46,717,864)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Basic Value Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$5.98	$0.01	(c)	$(0.66)	$(0.65)	$—	$—	$—	$5.33	(10.87)%	$170,617	0.99	%(d)	0.99	%(d)	0.29	%(d)	76%
Year ended 12/31/09	4.10	0.03	(c)	1.94	1.97	(0.09)	—	(0.09)	5.98	48.00	226,282	0.98		0.99		0.59		23
Year ended 12/31/08	12.73	0.10	(c)	(6.68)	(6.58)	(0.09)	(1.96)	(2.05)	4.10	(51.77)	157,693	1.03		1.03		0.99		58
Year ended 12/31/07	13.35	0.07	(c)	0.17	0.24	(0.08)	(0.78)	(0.86)	12.73	1.62	399,974	0.96		0.99		0.52		25
Year ended 12/31/06	12.37	0.07	(c)	1.54	1.61	(0.05)	(0.58)	(0.63)	13.35	13.12	489,352	0.97		1.02		0.54		15
Year ended 12/31/05	11.84	0.05		0.63	0.68	(0.01)	(0.14)	(0.15)	12.37	5.74	487,332	0.97		1.02		0.38		16

Series II
Six months ended 06/30/10	5.95	0.00	(c)	(0.66)	(0.66)	—	—	—	5.29	(11.09)	115,486	1.24	(d)	1.24	(d)	0.04	(d)	76
Year ended 12/31/09	4.07	0.02	(c)	1.92	1.94	(0.06)	—	(0.06)	5.95	47.74	133,872	1.23		1.24		0.34		23
Year ended 12/31/08	12.62	0.07	(c)	(6.61)	(6.54)	(0.05)	(1.96)	(2.01)	4.07	(51.90)	126,874	1.28		1.28		0.74		58
Year ended 12/31/07	13.24	0.04	(c)	0.16	0.20	(0.04)	(0.78)	(0.82)	12.62	1.36	303,628	1.21		1.24		0.27		25
Year ended 12/31/06	12.26	0.04	(c)	1.54	1.58	(0.02)	(0.58)	(0.60)	13.24	12.94	339,457	1.22		1.27		0.29		15
Year ended 12/31/05	11.76	0.02		0.62	0.64	0.00	(0.14)	(0.14)	12.26	5.43	363,393	1.22		1.27		0.13		16

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are based on average daily net assets (000’s omitted) of $212,673 and $132,537 for Series I and Series II shares, respectively.

Invesco V.I. Basic Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$891.30	$4.64	$1,019.89	$4.96	0.99%

Series II	1,000.00	889.10	5.81	1,018.65	6.21	1.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Basic Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Basic Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco V.I. Basic Value Fund

  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds Large-Cap Value Index. The Board noted that the performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and in the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rates for the other mutual funds.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VICAP-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-8.61%
Series II Shares	-8.70
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 1000 Growth Index▼ (Style-Specific Index)	-7.65
Lipper VUF Multi-Cap Growth Funds Category Average▼ (Peer Group)	-6.48

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Multi-Cap Growth Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Multi-Cap Growth Funds category.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (5/5/93)	4.85%
10 Years	-5.91
5 Years	-3.34
1 Year	7.72

Series II Shares
10 Years	-6.14%
5 Years	-3.58
1 Year	7.50
Series II shares incepted on August 21, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.92% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Capital Appreciation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco V.I. Capital Appreciation Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.86%
Aerospace & Defense–2.27%
Goodrich Corp.	56,818	$3,764,193

Rockwell Collins, Inc.	39,272	2,086,521

United Technologies Corp.	116,159	7,539,881

		13,390,595

Air Freight & Logistics–0.57%
Expeditors International of Washington, Inc.	97,144	3,352,440

Airlines–1.29%
Delta Air Lines, Inc.(b)	215,083	2,527,225

UAL Corp.(b)(c)	248,287	5,104,781

		7,632,006

Apparel Retail–1.02%
American Eagle Outfitters, Inc.	313,021	3,677,997

Men’s Wearhouse, Inc. (The)	126,009	2,313,525

		5,991,522

Apparel, Accessories & Luxury Goods–1.15%
Coach, Inc.	185,643	6,785,252

Asset Management & Custody Banks–0.41%
T. Rowe Price Group Inc.	54,760	2,430,796

Auto Parts & Equipment–2.20%
Autoliv, Inc. (Sweden)	113,497	5,430,832

BorgWarner, Inc.(b)	42,066	1,570,744

Johnson Controls, Inc.	222,602	5,981,316

		12,982,892

Automobile Manufacturers–0.64%
Toyota Motor Corp. (Japan)	110,000	3,783,900

Biotechnology–2.89%
Amgen Inc.(b)	143,324	7,538,843

Gilead Sciences, Inc.(b)	277,319	9,506,495

		17,045,338

Broadcasting–0.70%
Scripps Networks Interactive Inc.–Class A	102,586	4,138,319

Casinos & Gaming–0.56%
International Game Technology	211,656	3,322,999

Communications Equipment–3.72%
Cisco Systems, Inc.(b)	446,633	9,517,749

QUALCOMM Inc.	234,890	7,713,788

Research In Motion Ltd. (Canada)(b)	94,944	4,676,941

		21,908,478

Computer Hardware–7.15%
Apple Inc.(b)	129,788	32,645,576

Hewlett-Packard Co.	135,790	5,876,991

Teradata Corp.(b)	118,561	3,613,739

		42,136,306

Computer Storage & Peripherals–0.93%
EMC Corp.(b)	299,806	5,486,450

Construction & Engineering–0.56%
Fluor Corp.	77,674	3,301,145

Construction, Farm Machinery & Heavy Trucks–0.32%
Komatsu Ltd. (Japan)	105,500	1,906,931

Consumer Finance–0.49%
American Express Co.	72,142	2,864,037

Data Processing & Outsourced Services–2.41%
MasterCard, Inc.–Class A	24,925	4,973,285

Visa Inc.–Class A	130,270	9,216,603

		14,189,888

Department Stores–0.49%
Kohl’s Corp.(b)	60,800	2,888,000

Diversified Banks–0.52%
Banco Bradesco S.A.–ADR (Brazil)(c)	194,363	3,082,597

Diversified Metals & Mining–0.47%
BHP Billiton Ltd. (Australia)	89,792	2,791,025

Drug Retail–0.85%
Walgreen Co.	187,762	5,013,246

Electrical Components & Equipment–1.67%
Cooper Industries PLC (Ireland)	224,372	9,872,368

Electronic Components–0.84%
Corning Inc.	308,068	4,975,298

Electronic Manufacturing Services–1.51%
Flextronics International Ltd. (Singapore)(b)	793,514	4,443,678

Tyco Electronics Ltd. (Switzerland)	174,731	4,434,673

		8,878,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Shares	Value

Fertilizers & Agricultural Chemicals–0.78%
Monsanto Co.	43,004	$1,987,645

Potash Corp. of Saskatchewan Inc. (Canada)	30,011	2,588,149

		4,575,794

Gas Utilities–0.29%
EQT Corp.	47,610	1,720,625

General Merchandise Stores–1.50%
Dollar Tree, Inc.(b)	211,844	8,819,045

Health Care Distributors–2.24%
Cardinal Health, Inc.	221,524	7,445,422

McKesson Corp.	85,597	5,748,694

		13,194,116

Health Care Equipment–1.65%
Baxter International Inc.	91,590	3,722,218

Hospira, Inc.(b)	43,100	2,476,095

Thoratec Corp.(b)	31,041	1,326,382

Varian Medical Systems, Inc.(b)	41,593	2,174,482

		9,699,177

Health Care Services–3.34%
Express Scripts, Inc.(b)	215,604	10,137,700

Medco Health Solutions, Inc.(b)	173,533	9,558,198

		19,695,898

Health Care Supplies–0.61%
DENTSPLY International Inc.	119,308	3,568,502

Home Improvement Retail–1.30%
Lowe’s Cos., Inc.	374,802	7,653,457

Homefurnishing Retail–0.80%
Bed Bath & Beyond Inc.(b)	126,624	4,695,218

Hotels, Resorts & Cruise Lines–1.10%
Carnival Corp.(d)	213,486	6,455,817

Household Products–0.60%
Colgate-Palmolive Co.	44,994	3,543,728

Housewares & Specialties–0.46%
Fortune Brands, Inc.	68,539	2,685,358

Human Resource & Employment Services–0.49%
Robert Half International, Inc.	121,733	2,866,812

Hypermarkets & Super Centers–1.65%
Costco Wholesale Corp.	177,613	9,738,521

Industrial Gases–0.55%
Praxair, Inc.	42,564	3,234,438

Industrial Machinery–3.19%
Illinois Tool Works Inc.	104,717	4,322,718

Ingersoll-Rand PLC (Ireland)	322,869	11,135,752

Kennametal Inc.	132,111	3,359,582

		18,818,052

Integrated Oil & Gas–2.78%
Exxon Mobil Corp.	107,707	6,146,839

Occidental Petroleum Corp.	132,663	10,234,950

		16,381,789

Internet Retail–2.22%
Amazon.com, Inc.(b)	92,275	10,081,966

Priceline.com Inc.(b)	17,009	3,002,769

		13,084,735

Internet Software & Services–4.00%
Google Inc.–Class A(b)	39,302	17,487,425

VeriSign, Inc.(b)	229,435	6,091,499

		23,578,924

Investment Banking & Brokerage–2.28%
Goldman Sachs Group, Inc. (The)	56,061	7,359,127

Jefferies Group, Inc.(c)	288,108	6,073,317

		13,432,444

IT Consulting & Other Services–1.95%
Amdocs Ltd.(b)	132,223	3,550,188

Cognizant Technology Solutions Corp.–Class A(b)	60,365	3,021,872

International Business Machines Corp.	39,649	4,895,858

		11,467,918

Life Sciences Tools & Services–1.33%
Life Technologies Corp.(b)	63,762	3,012,754

Thermo Fisher Scientific, Inc.(b)	98,413	4,827,158

		7,839,912

Managed Health Care–2.39%
UnitedHealth Group Inc.	495,348	14,067,883

Oil & Gas Drilling–0.31%
Transocean Ltd.(b)	39,764	1,842,266

Oil & Gas Equipment & Services–3.89%
Baker Hughes Inc.	88,734	3,688,672

Cameron International Corp.(b)	143,910	4,679,953

Halliburton Co.	86,450	2,122,348

Hornbeck Offshore Services, Inc.(b)	150,320	2,194,672

Schlumberger Ltd.	43,804	2,424,113

Smith International, Inc.	164,692	6,200,654

Weatherford International Ltd.(b)	121,898	1,601,740

		22,912,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Shares	Value

Oil & Gas Exploration & Production–0.57%
Apache Corp.	40,199	$3,384,354

Other Diversified Financial Services–1.22%
JPMorgan Chase & Co.	196,465	7,192,584

Pharmaceuticals–1.99%
Abbott Laboratories	102,301	4,785,641

Johnson & Johnson	54,282	3,205,895

Shire PLC (United Kingdom)	182,973	3,718,397

		11,709,933

Railroads–1.07%
Union Pacific Corp.	90,421	6,285,164

Regional Banks–0.54%
PNC Financial Services Group, Inc.	56,486	3,191,459

Restaurants–0.62%
Krispy Kreme Doughnuts Inc.–Wts., expiring 03/02/12(e)	1,194	95

McDonald’s Corp.	55,133	3,631,611

		3,631,706

Semiconductor Equipment–0.49%
ASML Holding N.V. (Netherlands)	106,068	2,913,377

Semiconductors–2.16%
Intel Corp.	329,102	6,401,034

NVIDIA Corp.(b)	177,447	1,811,734

PMC-Sierra, Inc.(b)	278,322	2,092,981

Xilinx, Inc.	97,214	2,455,626

		12,761,375

Soft Drinks–1.89%
PepsiCo, Inc.	183,140	11,162,383

Specialized Consumer Services–0.29%
Coinstar, Inc.(b)	40,429	1,737,234

Specialized Finance–1.52%
CBOE Holdings Inc.(b)(c)	26,905	875,758

CME Group Inc.	13,463	3,790,507

IntercontinentalExchange Inc.(b)	38,231	4,321,250

		8,987,515

Specialty Stores–0.34%
Dick’s Sporting Goods, Inc.(b)	81,274	2,022,910

Systems Software–4.70%
Check Point Software Technologies Ltd. (Israel)(b)	614,824	18,125,011

Microsoft Corp.	417,178	9,599,266

		27,724,277

Trading Companies & Distributors–1.13%
W.W. Grainger, Inc.	66,751	6,638,387

Total Common Stocks & Other Equity Interests (Cost $535,096,885)		565,065,418

Money Market Funds–4.32%
Liquid Assets Portfolio–Institutional Class(f)	12,731,213	12,731,213

Premier Portfolio–Institutional Class(f)	12,731,213	12,731,213

Total Money Market Funds (Cost $25,462,426)		25,462,426

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.18% (Cost $560,559,311)		590,527,844

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.45%
Liquid Assets Portfolio–Institutional Class (Cost $8,577,380)(f)(g)	8,577,380	8,577,380

TOTAL INVESTMENTS–101.63% (Cost $569,136,691)		599,105,224

OTHER ASSETS LESS LIABILITIES–(1.63)%		(9,635,900)

NET ASSETS–100.00%		$589,469,324

Investment Abbreviations:

ADR	– American Depositary Receipt
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	Each unit represents one common share and one trust share.
(e)	Non-income producing security acquired through a corporate action.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Information Technology	29.9%

Health Care	16.4

Consumer Discretionary	15.4

Industrials	12.6

Energy	7.5

Financials	7.0

Consumer Staples	5.0

Materials	1.8

Utilities	0.3

Money Market Funds Plus Other Assets Less Liabilities	4.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $535,096,885)*	$565,065,418

Investments in affiliated money market funds, at value and cost	34,039,806

Total investments, at value (Cost $569,136,691)	599,105,224

Foreign currencies, at value (Cost $28,888)	29,141

Receivables for:
Investments sold	599

Fund shares sold	237,496

Dividends	469,285

Investment for trustee deferred compensation and retirement plans	118,442

Other assets	387

Total assets	599,960,574

Liabilities:
Payables for:
Investments purchased	541,014

Fund shares reacquired	564,525

Collateral upon return of securities loaned	8,577,380

Accrued fees to affiliates	502,701

Accrued other operating expenses	37,993

Trustee deferred compensation and retirement plans	267,637

Total liabilities	10,491,250

Net assets applicable to shares outstanding	$589,469,324

Net assets consist of:
Shares of beneficial interest	$958,730,198

Undistributed net investment income	4,403,603

Undistributed net realized gain (loss)	(403,633,263)

Unrealized appreciation	29,968,786

$589,469,324

Net Assets:
Series I	$430,148,530

Series II	$159,320,794

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	23,154,717

Series II	8,726,557

Series I:
Net asset value per share	$18.58

Series II:
Net asset value per share	$18.26

*	At June 30, 2010, securities with an aggregate value of $8,467,081 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends	$3,543,062

Dividends from affiliated money market funds (includes securities lending income of $5,926)	17,837

Total investment income	3,560,899

Expenses:
Advisory fees	2,092,271

Administrative services fees	867,898

Custodian fees	22,856

Distribution fees — Series II	231,713

Transfer agent fees	36,060

Trustees’ and officers’ fees and benefits	19,195

Other	41,715

Total expenses	3,311,708

Less: Fees waived	(17,783)

Net expenses	3,293,925

Net investment income	266,974

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $9,647)	26,991,076

Foreign currencies	(119,913)

26,871,163

Change in net unrealized appreciation (depreciation) of:
Investment securities	(82,646,693)

Foreign currencies	253

(82,646,440)

Net realized and unrealized gain (loss)	(55,775,277)

Net increase (decrease) in net assets resulting from operations	$(55,508,303)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$266,974	$4,829,676

Net realized gain (loss)	26,871,163	(94,066,494)

Change in net unrealized appreciation (depreciation)	(82,646,440)	214,294,752

Net increase (decrease) in net assets resulting from operations	(55,508,303)	125,057,934

Distributions to shareholders from net investment income:
Series I	—	(2,958,538)

Series II	—	(485,149)

Total distributions from net investment income	—	(3,443,687)

Share transactions–net:
Series I	(42,007,757)	(68,162,037)

Series II	(18,601,896)	(16,738,294)

Net increase (decrease) in net assets resulting from share transactions	(60,609,653)	(84,900,331)

Net increase (decrease) in net assets	(116,117,956)	36,713,916

Net assets:
Beginning of period	705,587,280	668,873,364

End of period (includes undistributed net investment income of $4,403,603 and $4,136,629, respectively)	$589,469,324	$705,587,280

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Capital Appreciation Fund, formerly AIM V.I. Capital Appreciation Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Capital Appreciation Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Capital Appreciation Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.65%

Over $250 million	0.60%

Invesco V.I. Capital Appreciation Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $17,783.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $82,787 for accounting and fund administrative services and reimbursed $785,111 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Capital Appreciation Fund

  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$583,991,593	$15,113,631	$—	$599,105,224

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $932,281 and securities sales of $1,381,045, which resulted in net realized gains of $9,647.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $2,117 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$140,535,268

December 31, 2011	56,312,951

December 31, 2017	228,377,814

Total capital loss carryforward	$425,226,033

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Capital Appreciation Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $204,687,970 and $268,061,888, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$61,229,145

Aggregate unrealized (depreciation) of investment securities	(36,539,005)

Net unrealized appreciation of investment securities	$24,690,140

Cost of investments for tax purposes is $574,415,084.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	319,502	$6,571,117	1,264,061	$22,171,261

Series II	291,328	5,846,519	874,710	15,048,701

Issued as reinvestment of dividends:
Class A	—	—	149,045	2,958,538

Series II	—	—	24,828	485,149

Reacquired:
Class A	(2,375,890)	(48,578,874)	(5,328,522)	(93,291,836)

Series II	(1,214,982)	(24,448,415)	(1,893,167)	(32,272,144)

Net increase (decrease) in share activity	(2,980,042)	$(60,609,653)	(4,909,045)	$(84,900,331)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Capital Appreciation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on						to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$20.33	$0.02	(c)	$(1.77)	$(1.75)	$—	$18.58	(8.61)%	$430,149	0.90	%(d)	0.91	%(d)	0.15	%(d)	31%
Year ended 12/31/09	16.89	0.14	(c)	3.42	3.56	(0.12)	20.33	21.08	512,540	0.90		0.91		0.79		85
Year ended 12/31/08	29.37	0.09	(c)	(12.57)	(12.48)	—	16.89	(42.49)	492,079	0.91		0.91		0.37		103
Year ended 12/31/07	26.22	0.01		3.14	3.15	—	29.37	12.01	1,086,677	0.88		0.88		0.03		71
Year ended 12/31/06	24.67	0.01		1.55	1.56	(0.01)	26.22	6.34	1,204,559	0.91		0.91		0.06		120
Year ended 12/31/05	22.69	0.03		1.97	2.00	(0.02)	24.67	8.79	822,899	0.89		0.89		0.11		97

Series II
Six months ended 06/30/10	20.00	(0.01	)(c)	(1.73)	(1.74)	—	18.26	(8.70)	159,321	1.15	(d)	1.16	(d)	(0.10	)(d)	31
Year ended 12/31/09	16.61	0.09	(c)	3.35	3.44	(0.05)	20.00	20.72	193,047	1.15		1.16		0.54		85
Year ended 12/31/08	28.95	0.03	(c)	(12.37)	(12.34)	—	16.61	(42.63)	176,794	1.16		1.16		0.12		103
Year ended 12/31/07	25.91	(0.07)		3.11	3.04	—	28.95	11.73	349,294	1.13		1.13		(0.22)		71
Year ended 12/31/06	24.43	(0.05)		1.53	1.48	—	25.91	6.06	371,316	1.16		1.16		(0.19)		120
Year ended 12/31/05	22.50	(0.03)		1.96	1.93	—	24.43	8.58	339,190	1.14		1.14		(0.14)		97

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $495,464 and $186,907 for Series I and Series II shares, respectively.

Invesco V.I. Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$913.90	$4.27	$1,020.33	$4.51	0.90%

Series II	1,000.00	913.00	5.45	1,019.09	5.76	1.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Capital Appreciation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Capital Appreciation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in

Invesco V.I. Capital Appreciation Fund

considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds - Large-Cap Growth Index and the Lipper VA Underlying Funds — Multi-Cap Growth Index. The Board noted that the performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of both Indexes for the one, three and five year periods. The Board noted that Invesco Advisers made changes to the Fund’s portfolio management team in 2008, and that the team has a conservative, quality bias that underperformed during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for one mutual fund and the same as the effective fee rate for the other mutual fund. The Board also compared the Fund’s effective fee rate to the effective sub-advisory fee rate of three mutual funds sub-advised by Invesco Advisers and noted that the Fund’s rate was above the effective sub-advisory rates for the mutual funds.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information and other relevant factors, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VICDV-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-6.38%
Series II Shares	-6.55
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell Midcap Growth Index▼ (Style-Specific Index)	-3.31
Lipper VUF Mid-Cap Growth Funds Index▼ (Peer Group Index)	-2.34

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (5/1/98)	3.24%
10 Years	1.00
5 Years	-0.16
1 Year	18.50

Series II Shares
10 Years	0.75%
5 Years	-0.42
1 Year	18.18
Series II shares incepted on August 21, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.11% and 1.36%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.12% and 1.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Capital Development Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2011. See current prospectus for more information.
Invesco V.I. Capital Development Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.22%
Aerospace & Defense–1.42%
Goodrich Corp.	33,092	$2,192,345

Air Freight & Logistics–0.97%
C.H. Robinson Worldwide, Inc.	26,971	1,501,206

Apparel Retail–0.88%
American Eagle Outfitters, Inc.	114,972	1,350,921

Apparel, Accessories & Luxury Goods–3.68%
Carter’s, Inc.(b)	69,169	1,815,686

Coach, Inc.	48,206	1,761,930

Hanesbrands, Inc.(b)	86,686	2,085,665

		5,663,281

Application Software–2.12%
Autodesk, Inc.(b)	61,236	1,491,709

TIBCO Software Inc.(b)	147,251	1,775,847

		3,267,556

Asset Management & Custody Banks–1.38%
Affiliated Managers Group, Inc.(b)	34,901	2,120,934

Auto Parts & Equipment–1.20%
BorgWarner, Inc.(b)	49,513	1,848,815

Biotechnology–2.50%
Genzyme Corp.(b)	34,096	1,731,054

Human Genome Sciences, Inc.(b)	33,205	752,425

United Therapeutics Corp.(b)	27,993	1,366,339

		3,849,818

Casinos & Gaming–2.75%
International Game Technology	94,681	1,486,492

Las Vegas Sands Corp.(b)	69,844	1,546,346

MGM Resorts International(b)	124,675	1,201,867

		4,234,705

Coal & Consumable Fuels–0.86%
Alpha Natural Resources, Inc.(b)	38,951	1,319,270

Communications Equipment–1.12%
Finisar Corp.(b)	115,985	1,728,176

Lantronix Inc.–Wts., expiring 02/09/11(c)	576	0

		1,728,176

Computer Hardware–1.04%
Teradata Corp.(b)	52,718	1,606,845

	Shares
Computer Storage & Peripherals–2.18%
NetApp, Inc.(b)	41,462	1,546,947

QLogic Corp.(b)	108,774	1,807,824

		3,354,771

Construction & Engineering–0.96%
Foster Wheeler AG (Switzerland)(b)	70,431	1,483,277

Construction, Farm Machinery & Heavy Trucks–0.71%
Bucyrus International, Inc.	22,951	1,089,025

Consumer Finance–1.37%
Discover Financial Services	151,467	2,117,509

Data Processing & Outsourced Services–1.57%
Alliance Data Systems Corp.(b)	40,586	2,415,679

Department Stores–3.24%
J.C. Penney Co., Inc.	60,040	1,289,659

Macy’s, Inc.	115,315	2,064,138

Nordstrom, Inc.	50,904	1,638,600

		4,992,397

Distributors–0.72%
LKQ Corp.(b)	57,822	1,114,808

Diversified Support Services–1.06%
Copart, Inc.(b)	45,473	1,628,388

Education Services–2.29%
Capella Education Co.(b)	24,927	2,027,811

ITT Educational Services, Inc.(b)	17,975	1,492,285

		3,520,096

Electrical Components & Equipment–1.99%
Cooper Industries PLC (Ireland)	34,868	1,534,192

Regal-Beloit Corp.	27,563	1,537,464

		3,071,656

Electronic Components–1.02%
Amphenol Corp.–Class A	39,914	1,567,822

Electronic Manufacturing Services–0.52%
Jabil Circuit, Inc.	60,093	799,237

Environmental & Facilities Services–1.34%
Republic Services, Inc.	69,336	2,061,359

Health Care Equipment–3.96%
American Medical Systems Holdings, Inc.(b)	70,504	1,559,548

CareFusion Corp.(b)	66,308	1,505,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

	Shares	Value

Health Care Equipment–(continued)

Hologic, Inc.(b)	125,086	$1,742,448

NuVasive, Inc.(b)	36,297	1,287,092

		6,094,280

Health Care Facilities–1.50%
Brookdale Senior Living Inc.(b)	45,377	680,655

VCA Antech, Inc.(b)	66,016	1,634,556

		2,315,211

Health Care Services–2.06%
Express Scripts, Inc.(b)	42,488	1,997,786

Fresenius Medical Care AG & Co. KGaA–ADR (Germany)	22,007	1,181,556

		3,179,342

Hotels, Resorts & Cruise Lines–2.40%
Ctrip.com International, Ltd.–ADR (China)(b)	43,756	1,643,475

Marriott International, Inc.–Class A	68,755	2,058,525

		3,702,000

Household Products–1.94%
Church & Dwight Co., Inc.	25,788	1,617,166

Energizer Holdings, Inc.(b)	27,133	1,364,247

		2,981,413

Human Resource & Employment Services–1.05%
Robert Half International, Inc.	68,799	1,620,216

Independent Power Producers & Energy Traders–0.72%
KGEN Power Corp. (Acquired 01/12/07; Cost $2,219,196)(b)(d)	158,514	1,109,598

Industrial Machinery–2.03%
Flowserve Corp.	17,795	1,509,016

Kennametal Inc.	63,330	1,610,482

		3,119,498

Internet Software & Services–2.08%
Akamai Technologies, Inc.(b)	41,585	1,687,103

Baidu, Inc.–ADR (China)(b)	22,283	1,517,027

		3,204,130

IT Consulting & Other Services–1.17%
Cognizant Technology Solutions Corp.–Class A(b)	35,965	1,800,408

Life & Health Insurance–1.25%
Lincoln National Corp.	79,025	1,919,517

Life Sciences Tools & Services–2.32%
Life Technologies Corp.(b)	33,692	1,591,947

Pharmaceutical Product Development, Inc.	77,718	1,974,814

		3,566,761

Managed Health Care–1.56%
Aetna, Inc.	56,956	1,502,500

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $2,162,718)(b)(d)	157,251	904,193

		2,406,693

Metal & Glass Containers–1.07%
Owens-Illinois, Inc.(b)	62,249	1,646,486

Multi-Line Insurance–1.42%
Genworth Financial Inc.–Class A(b)	167,326	2,186,951

Oil & Gas Equipment & Services–2.53%
Baker Hughes Inc.	45,794	1,903,657

Key Energy Services, Inc.(b)	217,389	1,995,631

		3,899,288

Oil & Gas Exploration & Production–4.28%
Cabot Oil & Gas Corp.	42,921	1,344,286

Concho Resources Inc.(b)	37,153	2,055,676

Continental Resources, Inc.(b)	49,841	2,223,905

Oasis Petroleum Inc.(b)	66,642	966,309

		6,590,176

Packaged Foods & Meats–1.13%
Hershey Co. (The)	36,479	1,748,438

Personal Products–1.00%
Estee Lauder Cos. Inc. (The)–Class A	27,568	1,536,365

Pharmaceuticals–1.10%
Shire PLC–ADR (United Kingdom)	27,721	1,701,515

Property & Casualty Insurance–0.45%
Assured Guaranty Ltd.	52,607	698,095

Real Estate Services–1.44%
CB Richard Ellis Group, Inc.–Class A(b)	163,432	2,224,309

Research & Consulting Services–1.23%
IHS Inc.–Class A(b)	32,507	1,899,059

Restaurants–1.27%
Darden Restaurants, Inc.	50,371	1,956,913

Security & Alarm Services–0.93%
Corrections Corp. of America(b)	75,092	1,432,755

Semiconductors–4.21%
Altera Corp.	37,149	921,667

Avago Technologies Ltd. (Singapore)(b)	81,245	1,711,020

Broadcom Corp.–Class A	45,491	1,499,838

Cavium Networks, Inc.(b)	31,684	829,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

	Shares	Value

Semiconductors–(continued)

Marvell Technology Group Ltd.(b)	34,607	$545,406

Xilinx, Inc.	38,604	975,137

		6,482,872

Specialty Chemicals–1.24%
Albemarle Corp.	48,002	1,906,159

Specialty Stores–0.80%
Ulta Salon, Cosmetics & Fragrance, Inc.(b)	52,184	1,234,673

Systems Software–2.14%
Check Point Software Technologies Ltd. (Israel)(b)	53,786	1,585,611

Rovi Corp.(b)	45,214	1,714,063

		3,299,674

Trading Companies & Distributors–2.46%
MSC Industrial Direct Co., Inc.–Class A	37,957	1,922,902

W.W. Grainger, Inc.	18,738	1,863,494

		3,786,396

Trucking–1.19%
J.B. Hunt Transport Services, Inc.	56,071	1,831,840

Wireless Telecommunication Services–1.40%
American Tower Corp.–Class A(b)	48,518	2,159,051

Total Common Stocks & Other Equity Interests (Cost $130,924,588)		145,139,978

Money Market Funds–5.09%
Liquid Assets Portfolio–Institutional Class(e)	3,920,753	3,920,753

Premier Portfolio–Institutional Class(e)	3,920,753	3,920,753

Total Money Market Funds (Cost $7,841,506)		7,841,506

TOTAL INVESTMENTS–99.31% (Cost $138,766,094)		152,981,484

OTHER ASSETS LESS LIABILITIES–0.69%		1,055,936

NET ASSETS–100.00%		$154,037,420

Investment Abbreviations:

ADR	– American Depositary Receipt
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Non-income producing security acquired through a corporate action.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $2,013,791, which represented 1.31% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Consumer Discretionary	19.2%

Information Technology	19.2

Industrials	17.3

Health Care	15.0

Energy	7.7

Financials	7.3

Consumer Staples	4.1

Materials	2.3

Telecommunication Services	1.4

Utilities	0.7

Money Market Funds Plus Other Assets Less Liabilities	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $130,924,588)	$145,139,978

Investments in affiliated money market funds, at value and cost	7,841,506

Total investments, at value (Cost $138,766,094)	152,981,484

Receivables for:
Investments sold	852,541

Investments sold to affiliates	473,289

Fund shares sold	40,550

Dividends	92,313

Investment for trustee deferred compensation and retirement plans	26,763

Other assets	2,253

Total assets	154,469,193

Liabilities:
Payables for:
Fund shares reacquired	191,588

Accrued fees to affiliates	165,803

Accrued other operating expenses	26,209

Trustee deferred compensation and retirement plans	48,173

Total liabilities	431,773

Net assets applicable to shares outstanding	$154,037,420

Net assets consist of:
Shares of beneficial interest	$201,877,164

Undistributed net investment income (loss)	(296,246)

Undistributed net realized gain (loss)	(61,758,888)

Unrealized appreciation	14,215,390

$154,037,420

Net Assets:
Series I	$71,551,852

Series II	$82,485,568

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	6,769,813

Series II	8,029,313

Series I:
Net asset value per share	$10.57

Series II:
Net asset value per share	$10.27

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,720)	$789,645

Dividends from affiliated money market funds (includes securities lending income of $6,264)	10,221

Total investment income	799,866

Expenses:
Advisory fees	652,664

Administrative services fees	237,823

Custodian fees	4,720

Distribution fees — Series II	116,352

Transfer agent fees	10,894

Trustees’ and officers’ fees and benefits	11,426

Other	22,431

Total expenses	1,056,310

Less: Fees waived	(9,565)

Net expenses	1,046,745

Net investment income (loss)	(246,879)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $94,311)	14,808,768

Foreign currencies	4,939

14,813,707

Change in net unrealized appreciation (depreciation) of investment securities	(25,276,715)

Net realized and unrealized gain (loss)	(10,463,008)

Net increase (decrease) in net assets resulting from operations	$(10,709,887)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Development Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(246,879)	$(859,030)

Net realized gain (loss)	14,813,707	(13,261,728)

Change in net unrealized appreciation (depreciation)	(25,276,715)	69,400,458

Net increase (decrease) in net assets resulting from operations	(10,709,887)	55,279,700

Share transactions–net:
Series I	(5,374,935)	(5,484,404)

Series II	(5,984,481)	(16,147,547)

Net increase (decrease) in net assets resulting from share transactions	(11,359,416)	(21,631,951)

Net increase (decrease) in net assets	(22,069,303)	33,647,749

Net assets:
Beginning of period	176,106,723	142,458,974

End of period (includes undistributed net investment income (loss) of $(296,246) and $(49,367), respectively)	$154,037,420	$176,106,723

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Capital Development Fund, formerly AIM V.I. Capital Development Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Capital Development Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual

Invesco V.I. Capital Development Fund

results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Over $350 million	0.625%

Invesco V.I. Capital Development Fund

  Through at least April 30, 2011, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $9,565.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $213,028 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation

Invesco V.I. Capital Development Fund

inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$150,967,693	$—	$2,013,791	$152,981,484

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $7,838,966 and securities sales of $3,024,129, which resulted in net realized gains of $94,311.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,484 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Capital Development Fund

  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$49,840,811

December 31, 2017	26,458,756

Total capital loss carryforward	$76,299,567

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $66,704,993 and $82,227,297, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,605,512

Aggregate unrealized (depreciation) of investment securities	(9,663,151)

Net unrealized appreciation of investment securities	$13,942,361

Cost of investments for tax purposes is $139,039,123.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	572,506	$6,700,129	2,458,503	$21,351,970

Series II	482,098	5,515,092	1,455,369	12,521,899

Reacquired:
Series I	(1,051,895)	(12,075,064)	(3,021,088)	(26,836,374)

Series II	(1,027,631)	(11,499,573)	(3,276,615)	(28,669,446)

Net increase (decrease) in share activity	(1,024,922)	$(11,359,416)	(2,383,831)	$(21,631,951)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Capital Development Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Distributions				net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	gains	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$11.29	$(0.01	)(c)	$(0.71)	$(0.72)	$—	$10.57	(6.38)%	$71,552	1.07	%(d)	1.08	%(d)	(0.15	)%(d)	40%
Year ended 12/31/09	7.93	(0.04	)(c)	3.40	3.36	—	11.29	42.37	81,866	1.10		1.11		(0.41)		102
Year ended 12/31/08	18.85	(0.05	)(c)	(8.88)	(8.93)	(1.99)	7.93	(47.03)	61,986	1.10		1.11		(0.38)		99
Year ended 12/31/07	18.43	(0.10	)(c)	2.14	2.04	(1.62)	18.85	10.84	149,776	1.05		1.06		(0.47)		109
Year ended 12/31/06	16.09	(0.07)		2.73	2.66	(0.32)	18.43	16.52	148,668	1.08		1.09		(0.48)		119
Year ended 12/31/05	14.68	(0.04)		1.45	1.41	—	16.09	9.61	117,674	1.09		1.09		(0.22)		125

Series II
Six months ended 06/30/10	10.99	(0.02	)(c)	(0.70)	(0.72)	—	10.27	(6.55)	82,486	1.32	(d)	1.33	(d)	(0.40	)(d)	40
Year ended 12/31/09	7.74	(0.06	)(c)	3.31	3.25	—	10.99	41.99	94,241	1.35		1.36		(0.66)		102
Year ended 12/31/08	18.53	(0.09	)(c)	(8.71)	(8.80)	(1.99)	7.74	(47.13)	80,473	1.35		1.36		(0.63)		99
Year ended 12/31/07	18.19	(0.15	)(c)	2.11	1.96	(1.62)	18.53	10.55	190,815	1.30		1.31		(0.72)		109
Year ended 12/31/06	15.92	(0.10)		2.69	2.59	(0.32)	18.19	16.26	128,990	1.33		1.34		(0.73)		119
Year ended 12/31/05	14.57	(0.07)		1.42	1.35	—	15.92	9.27	83,388	1.34		1.34		(0.47)		125

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $81,633 and $93,853 for Series I and Series II shares, respectively.

Invesco V.I. Capital Development Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$936.20	$5.14	$1,019.49	$5.36	1.07%

Series II	1,000.00	934.50	6.33	1,018.25	6.61	1.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Capital Development Fund

Approval of Investment Advisory and Sub-advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Capital Development Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Mid-Cap

Invesco V.I. Capital Development Fund

Growth Index. The Board noted that the performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. In response to an inquiry from the Board, Invesco Advisers indicated that much of the underperformance was concentrated in the second half of 2007 as a result of financial sector stock selection. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers contractually agreed to waive advisory fees of the Fund through at least April 30, 2011, and that this fee waiver includes breakpoints based on net asset levels. The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, the expense waiver is not having any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information and the fee waivers/expense limitations discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VICEQ-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	–7.18%
Series II Shares	–7.31
S&P 500 Index▼ (Broad Market Index)	–6.64
Russell 1000 Index▼ (Style-Specific Index)	–6.40
Lipper VUF Large-Cap Core Funds Index▼ (Peer Group Index)	–7.62

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10
Series I Shares

Inception (5/2/94)	6.78%
10 Years	–1.90
5 Years	2.22
1 Year	12.26
Series II Shares

10 Years	–2.15%
5 Years	1.97
1 Year	12.00
Series II shares incepted on October 24, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.92% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available by calling 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco V.I. Core Equity Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–84.94%(a)
Aerospace & Defense–3.94%
ITT Corp.	223,761	$10,051,344

Lockheed Martin Corp.	173,815	12,949,217

Northrop Grumman Corp.	384,234	20,917,699

United Technologies Corp.	91,102	5,913,431

		49,831,691

Agricultural Products–0.29%
Archer-Daniels-Midland Co.	144,655	3,734,992

Air Freight & Logistics–0.76%
United Parcel Service, Inc.–Class B	169,483	9,641,888

Application Software–0.62%
Adobe Systems, Inc.(b)	297,097	7,852,274

Asset Management & Custody Banks–2.77%
Legg Mason, Inc.	760,314	21,311,601

Northern Trust Corp.	295,000	13,776,500

		35,088,101

Biotechnology–2.44%
Genzyme Corp.(b)	156,893	7,965,458

Gilead Sciences, Inc.(b)	670,000	22,967,600

		30,933,058

Cable & Satellite–1.56%
Comcast Corp.–Class A	1,136,959	19,748,978

Communications Equipment–5.92%
Cisco Systems, Inc.(b)	484,648	10,327,849

Motorola, Inc.(b)	2,983,934	19,455,250

Nokia Corp.–ADR (Finland)	2,475,000	20,171,250

QUALCOMM, Inc.	760,037	24,959,615

		74,913,964

Computer Storage & Peripherals–1.01%
EMC Corp.(b)	695,342	12,724,759

Consumer Finance–2.81%
American Express Co.	894,595	35,515,421

Data Processing & Outsourced Services–0.90%
Automatic Data Processing, Inc.	281,587	11,336,693

Diversified Banks–0.66%
U.S. Bancorp	374,728	8,375,171

Drug Retail–3.63%
CVS Caremark Corp.	1,048,606	30,745,128

Walgreen Co.	567,063	15,140,582

		45,885,710

Education Services–0.57%
Apollo Group, Inc.–Class A(b)	168,865	7,171,697

Electric Utilities–0.62%
Edison International	135,000	4,282,200

Exelon Corp.	94,000	3,569,180

		7,851,380

Electronic Equipment Manufacturers–1.06%
Agilent Technologies, Inc.(b)	471,727	13,411,199

Electronic Manufacturing Services–1.51%
Tyco Electronics Ltd. (Switzerland)	751,015	19,060,761

Environmental & Facilities Services–1.21%
Waste Management, Inc.	487,966	15,268,456

Food Retail–2.42%
Kroger Co. (The)	1,557,128	30,659,850

Health Care Equipment–4.03%
Baxter International, Inc.	315,000	12,801,600

Boston Scientific Corp.(b)	4,947,615	28,696,167

Covidien PLC (Ireland)	134,174	5,391,111

Medtronic, Inc.	114,458	4,151,392

		51,040,270

Home Improvement Retail–1.76%
Lowe’s Cos., Inc.	1,093,571	22,330,720

Hypermarkets & Super Centers–2.13%
Wal-Mart Stores, Inc.	561,026	26,968,520

Industrial Conglomerates–4.06%
3M Co.	295,723	23,359,159

Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	137,868	4,110,323

Tyco International Ltd.	679,095	23,924,517

		51,393,999

Industrial Gases–1.60%
Air Products & Chemicals, Inc.	312,815	20,273,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value

Industrial Machinery–1.45%
Danaher Corp.	253,426	$9,407,173

Illinois Tool Works, Inc.	216,147	8,922,548

		18,329,721

Insurance Brokers–0.94%
Marsh & McLennan Cos., Inc.	529,649	11,943,585

Integrated Oil & Gas–0.43%
Exxon Mobil Corp.	94,817	5,411,218

Life Sciences Tools & Services–1.99%
Thermo Fisher Scientific, Inc.(b)	514,522	25,237,304

Managed Health Care–1.57%
WellPoint, Inc.(b)	406,398	19,885,054

Oil & Gas Equipment & Services–3.06%
Baker Hughes Inc.	675,000	28,059,750

Schlumberger Ltd.	193,772	10,723,342

		38,783,092

Oil & Gas Exploration & Production–1.93%
Apache Corp.	176,332	14,845,391

EOG Resources, Inc.	97,142	9,555,859

		24,401,250

Oil & Gas Refining & Marketing–1.25%
Valero Energy Corp.	878,097	15,788,184

Oil & Gas Storage & Transportation–1.51%
Williams Cos., Inc. (The)	1,043,698	19,078,799

Packaged Foods & Meats–0.50%
Kraft Foods Inc.–Class A	224,793	6,294,204

Pharmaceuticals–5.91%
Allergan, Inc.	160,708	9,362,848

Johnson & Johnson	178,835	10,561,995

Pfizer, Inc.	1,188,808	16,952,402

Roche Holding AG (Switzerland)	173,732	23,854,186

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	271,370	14,108,526

		74,839,957

Property & Casualty Insurance–5.75%
Berkshire Hathaway Inc.–Class A(b)	272	32,640,000

Progressive Corp. (The)	2,145,916	40,171,548

		72,811,548

Railroads–1.35%
Union Pacific Corp.	246,639	17,143,877

Semiconductors–2.29%
Intel Corp.	864,721	16,818,823

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,485,823	12,127,280

		28,946,103

Systems Software–4.77%
Microsoft Corp.	1,165,405	26,815,969

Symantec Corp.(b)	2,419,219	33,578,760

		60,394,729

Wireless Telecommunication Services–1.96%
Vodafone Group PLC (United Kingdom)	11,954,877	24,768,172

Total Common Stocks & Other Equity Interests (Cost $1,132,772,023)		1,075,069,889

Money Market Funds–16.55%
Liquid Assets Portfolio–Institutional Class(c)	104,764,539	104,764,539

Premier Portfolio–Institutional Class(c)	104,764,539	104,764,539

Total Money Market Funds (Cost $209,529,078)		209,529,078

TOTAL INVESTMENTS–101.49% (Cost $1,342,301,101)		1,284,598,967

OTHER ASSETS LESS LIABILITIES–(1.49)%		(18,882,746)

NET ASSETS–100.00%		$1,265,716,221

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Information Technology	18.1%

Health Care	15.9

Financials	12.9

Industrials	12.8

Consumer Staples	9.0

Energy	8.2

Consumer Discretionary	3.9

Telecommunication Services	1.9

Materials	1.6

Utilities	0.6

Money Market Funds Plus Other Assets Less Liabilities	15.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,132,772,023)	$1,075,069,889

Investments in affiliated money market funds, at value and cost	209,529,078

Total investments, at value (Cost $1,342,301,101)	1,284,598,967

Foreign currencies, at value (Cost $1,937)	1,894

Receivables for:
Fund shares sold	355,195

Dividends	2,169,942

Investment for trustee deferred compensation and retirement plans	118,010

Other assets	1,940

Total assets	1,287,245,948

Liabilities:
Payables for:
Investments purchased	6,049,537

Fund shares reacquired	13,942,154

Foreign currency contracts outstanding	213,998

Accrued fees to affiliates	865,289

Accrued other operating expenses	62,524

Trustee deferred compensation and retirement plans	396,225

Total liabilities	21,529,727

Net assets applicable to shares outstanding	$1,265,716,221

Net assets consist of:
Shares of beneficial interest	$1,628,363,612

Undistributed net investment income	18,947,958

Undistributed net realized gain (loss)	(323,697,422)

Unrealized appreciation (depreciation)	(57,897,927)

$1,265,716,221

Net Assets:
Series I	$1,233,663,093

Series II	$32,053,128

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	53,328,749

Series II	1,396,985

Series I:
Net asset value per share	$23.13

Series II:
Net asset value per share	$22.94

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $394,837)	$12,220,237

Dividends from affiliated money market funds (includes securities lending income of $85,961)	200,336

Total investment income	12,420,573

Expenses:
Advisory fees	4,370,693

Administrative services fees	1,878,378

Custodian fees	33,057

Distribution fees — Series II	43,790

Transfer agent fees	22,947

Trustees’ and officers’ fees and benefits	31,078

Other	34,211

Total expenses	6,414,154

Less: Fees waived	(167,008)

Net expenses	6,247,146

Net investment income	6,173,427

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(2,573,609))	50,319,173

Foreign currencies	(476,450)

Foreign currency contracts	2,293,315

52,136,038

Change in net unrealized appreciation (depreciation) of:
Investment securities	(154,706,174)

Foreign currencies	(37,419)

Foreign currency contracts	(893,269)

(155,636,862)

Net realized and unrealized gain (loss)	(103,500,824)

Net increase (decrease) in net assets resulting from operations	$(97,327,397)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$6,173,427	$12,984,133

Net realized gain (loss)	52,136,038	(118,861,783)

Change in net unrealized appreciation (depreciation)	(155,636,862)	445,880,351

Net increase (decrease) in net assets resulting from operations	(97,327,397)	340,002,701

Distributions to shareholders from net investment income:
Series I	—	(23,923,292)

Series II	—	(459,176)

Total distributions from net investment income	—	(24,382,468)

Share transactions–net:
Series I	(128,418,177)	(182,712,672)

Series II	364,126	4,143,838

Net increase (decrease) in net assets resulting from share transactions	(128,054,051)	(178,568,834)

Net increase (decrease) in net assets	(225,381,448)	137,051,399

Net assets:
Beginning of period	1,491,097,669	1,354,046,270

End of period (includes undistributed net investment income of $18,947,958 and $12,774,531, respectively)	$1,265,716,221	$1,491,097,669

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Core Equity Fund, formerly AIM V.I. Core Equity Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Core Equity Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Core Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.65%

Over $250 million	0.60%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. Core Equity Fund

  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $167,008.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $170,126 for accounting and fund administrative services and reimbursed $1,708,252 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Core Equity Fund

  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,219,739,007	$64,859,960	$—	$1,284,598,967

Foreign Currency Contracts*	(213,998)	—	—	(213,998)

Total Investments	$1,219,525,009	$64,859,960	$—	$1,284,384,969

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$—	$(213,998)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$2,293,315

Change in Unrealized Appreciation (Depreciation)
Currency risk	(893,269)

Total	$1,400,046

*	The average value of foreign currency contracts during the period was $13,026,834.

Open Foreign Currency Contracts
						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

09/03/10	GBP	8,021,700	USD	11,767,994	$11,981,992	$(213,998)

Currency Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $8,514,122 and securities sales of $33,752,163, which resulted in net realized gains (losses) of $(2,573,609).

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall

Invesco V.I. Core Equity Fund

be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $3,028 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $367,472,040 of capital loss carryforward in the fiscal year ending December 31, 2010.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$157,184,467

December 31, 2011	21,217,854

December 31, 2017	189,069,719

Total capital loss carryforward	$367,472,040

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 1, 2006, the date of the reorganization of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund, into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $369,647,561 and $471,053,500, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$99,770,477

Aggregate unrealized (depreciation) of investment securities	(165,154,759)

Net unrealized appreciation (depreciation) of investment securities	$(65,384,282)

Cost of investments for tax purposes is $1,349,983,249.

Invesco V.I. Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	844,036	$21,322,042	3,599,291	$75,638,826

Series II	234,676	5,908,039	497,105	10,793,298

Issued as reinvestment of dividends:
Series I	—	—	975,664	23,923,292

Series II	—	—	18,850	459,176

Reacquired:
Series I	(5,981,113)	(149,740,219)	(13,469,940)	(282,274,790)

Series II	(222,826)	(5,543,913)	(348,530)	(7,108,636)

Net increase (decrease) in share activity	(5,125,227)	$(128,054,051)	(8,727,560)	$(178,568,834)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$24.92	$0.11	$(1.90)	$(1.79)	$—	$23.13	(7.18)%	$1,233,663	0.87	%(d)	0.89	%(d)	0.86	%(d)	30%
Year ended 12/31/09	19.75	0.19	5.39	5.58	(0.41)	24.92	28.30	1,456,822	0.88		0.90		0.96		21
Year ended 12/31/08	29.11	0.33	(9.11)	(8.78)	(0.58)	19.75	(30.14)	1,330,161	0.89		0.90		1.26		36
Year ended 12/31/07	27.22	0.42	1.80	2.22	(0.33)	29.11	8.12	2,298,007	0.87		0.88		1.44		45
Year ended 12/31/06	23.45	0.34	3.58	3.92	(0.15)	27.22	16.70	2,699,252	0.89		0.89		1.35		45
Year ended 12/31/05	22.60	0.24	0.96	1.20	(0.35)	23.45	5.31	1,246,529	0.89		0.89		1.08		52

Series II
Six months ended 06/30/10	24.75	0.08	(1.89)	(1.81)	—	22.94	(7.31)	32,053	1.12	(d)	1.14	(d)	0.61	(d)	30
Year ended 12/31/09	19.62	0.14	5.34	5.48	(0.35)	24.75	27.98	34,275	1.13		1.15		0.71		21
Year ended 12/31/08	28.88	0.26	(9.02)	(8.76)	(0.50)	19.62	(30.32)	23,885	1.14		1.15		1.01		36
Year ended 12/31/07	27.02	0.34	1.80	2.14	(0.28)	28.88	7.88	34,772	1.12		1.13		1.19		45
Year ended 12/31/06	23.33	0.28	3.55	3.83	(0.14)	27.02	16.42	39,729	1.14		1.14		1.10		45
Year ended 12/31/05	22.48	0.18	0.96	1.14	(0.29)	23.33	5.08	3,858	1.14		1.14		0.83		52

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,412,816 and $35,322 for Series I and Series II shares, respectively.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$928.20	$4.16	$1,020.48	$4.36	0.87%

Series II	1,000.00	926.90	5.35	1,019.24	5.61	1.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Core Equity Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Large-Cap Core Index. The Board noted that the performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised by Invesco Advisers. The Board noted that the Fund’s rate was: (i) below the effective fee rate for one of the mutual funds and (ii) above the effective fee rate for the other mutual fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending

Invesco V.I. Core Equity Fund

arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIDIN-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.44%
Series II Shares	5.30
Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	5.33
Barclays Capital U.S. Credit Index▼ (Style-Specific Index)	5.62
Lipper VUF Corporate Debt BBB-Rated Funds Index▼ (Peer Group Index)	5.53

▼	Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.
     The Lipper VUF Corporate Debt BBB-Rated Funds Index is an unmanaged index considered representative of corporate debt BBB-rated variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (5/5/93)	3.94%
10 Years	2.93
5 Years	0.97
1 Year	15.16

Series II Shares
10 Years	2.68%
5 Years	0.73
1 Year	14.99
Series II shares incepted on March 14, 2002. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.75% and 1.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.48% and 1.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Diversified Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
Invesco V.I. Diversified Income Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–88.26%
Advertising–0.10%
Lamar Media Corp., Sr. Gtd. Sub. Notes, 7.88%, 04/15/18(b)	$25,000	$25,250

Aerospace & Defense–0.22%
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	25,000	26,500

Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	10,000	10,325

7.75%, 03/15/20(b)	15,000	15,600

		52,425

Agricultural Products–0.69%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	140,000	166,987

Airlines–1.99%
American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	44,690	50,109

Continental Airlines Inc., Series 2009-1, Class A, Pass Through Ctfs., 9.00%, 07/08/16	205,755	224,787

Series 2009-1, Class B, Global Pass Through Ctfs., 9.25%, 05/10/17	15,000	15,684

Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	10,000	10,550

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	6,025	6,040

Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	44,262	47,859

Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	40,000	40,550

UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	48,726	52,868

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	30,000	32,250

		480,697

Alternative Carriers–0.32%
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	35,000	35,875

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	45,000	41,062

		76,937

Aluminum–0.20%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	25,000	23,625

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	25,000	24,375

		48,000

Apparel Retail–0.41%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	44,000	44,550

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	50,000	54,062

		98,612

Auto Parts & Equipment–0.21%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	25,000	26,187

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	25,000	25,313

		51,500

Automobile Manufacturers–0.09%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	25,000	22,625

Automotive Retail–1.39%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	100,000	101,625

AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	210,000	233,142

		334,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Brewers–0.39%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 01/15/15	$90,000	$94,454

Broadcasting–3.18%
Belo Corp., Sr. Unsec. Notes, 6.75%, 05/30/13	15,000	15,263

8.00%, 11/15/16	25,000	25,781

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Notes, 9.25%, 12/15/17(b)	25,000	25,219

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	75,000	98,781

Sr. Unsec. Global Notes, 5.45%, 12/15/14	95,000	104,739

Sr. Unsec. Notes, 9.38%, 01/15/19(b)	140,000	185,322

COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(b)	120,000	121,350

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	165,000	175,838

LIN Television Corp., Sr. Unsec. Gtd. Notes, 8.38%, 04/15/18(b)	15,000	15,038

		767,331

Building Products–0.47%
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	25,000	24,375

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	14,700

Goodman Global Group Inc., Sr. Disc. Notes, 11.70%, 12/15/14(b)(d)	20,000	12,200

Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	45,000	47,137

USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	15,000	15,450

		113,862

Cable & Satellite–2.04%
Cablevision Systems Corp., Sr. Unsec. Notes, 8.63%, 09/15/17(b)	25,000	25,625

DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	350,000	381,500

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 8.75%, 04/01/15(b)	25,000	24,969

Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	60,000	61,336

		493,430

Casinos & Gaming–0.66%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	25,000	24,875

International Game Technology, Sr. Unsec. Global Notes, 5.50%, 06/15/20	35,000	36,056

MGM Resorts International, Sr. Sec. Global Notes, 11.13%, 11/15/17	15,000	16,575

Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 08/01/17(b)	30,000	30,750

Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	50,000	50,250

		158,506

Coal & Consumable Fuels–0.13%
Consol Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	15,000	15,637

8.25%, 04/01/20(b)	15,000	15,769

		31,406

Computer Hardware–0.25%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.75%, 06/02/14	55,000	60,930

Construction Materials–0.53%
Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(b)	110,000	119,016

Texas Industries, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 07/15/13	10,000	9,750

		128,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Construction, Farm Machinery & Heavy Trucks–0.32%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	$25,000	$25,750

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	25,000	25,188

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	25,000	25,437

		76,375

Consumer Finance–0.68%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	50,000	47,000

Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	25,000	24,688

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	65,000	66,462

National Money Mart Co. (Canada), Sr. Gtd. Notes, 10.38%, 12/15/16(b)	25,000	25,500

		163,650

Data Processing & Outsourced Services–0.19%
First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	25,000	19,000

SunGard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	25,000	25,813

		44,813

Diversified Banks–3.05%
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	71,678

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	155,000	172,894

ING Bank N.V. (Netherlands), Unsec. Sub. Bonds, 5.13%, 05/01/15(b)	100,000	106,776

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 4.38%, 01/12/15(b)	145,000	139,880

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	130,000	129,500

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	55,000	60,994

Wachovia Corp.–Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	50,000	53,975

		735,697

Diversified Capital Markets–0.91%
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	115,000	114,787

UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	100,000	105,027

		219,814

Diversified Metals & Mining–0.46%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	35,000	38,577

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	60,000	72,874

		111,451

Diversified Support Services–0.11%
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	25,000	25,375

Drug Retail–0.92%
CVS Caremark Corp., Unsec. Notes, 6.60%, 03/15/19	190,000	221,153

Electric Utilities–4.26%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	40,000	45,059

DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	100,000	120,118

Sr. Unsec. Notes, 7.88%, 08/16/10	200,000	201,525

9.75%, 03/15/19(b)	55,000	70,895

Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	100,818

Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	140,000	165,306

LSP Energy L.P./LSP Batesville Funding Corp. Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	25,000	18,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Electric Utilities–(continued)

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	$180,000	$194,445

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	52,508

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	60,250

		1,029,486

Electrical Components & Equipment–0.11%
Belden Inc., Sr. Gtd. Notes, 9.25%, 06/15/19(b)	25,000	26,219

Electronic Manufacturing Services–0.07%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	15,000	15,750

Environmental & Facilities Services–0.06%
Clean Habors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	15,000	15,413

Food Retail–0.31%
Wrigley WM Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.91%, 06/28/11(b)(e)	45,000	45,141

Sr. Sec. Gtd. Notes, 3.05%, 06/28/13(b)	30,000	30,173

		75,314

Gas Utilities–0.04%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	10,000	10,150

Gold–1.14%
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	145,000	155,073

6.25%, 10/01/39	110,000	120,523

		275,596

Health Care Equipment–0.55%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	50,000	49,168

6.00%, 01/15/20	85,000	84,672

		133,840

Health Care Facilities–0.43%
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	25,000	26,000

HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	50,000	51,750

Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	25,000	25,187

		102,937

Health Care Services–1.67%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	45,000	48,064

6.25%, 06/15/14	125,000	141,614

7.25%, 06/15/19	40,000	48,786

Multiplan Inc., Sr. Unsec. Sub. Notes, 10.38%, 04/15/16(b)	25,000	25,813

Orlando Lutheran Towers Inc., Putable Bonds, 7.75%, 07/01/11	15,000	15,014

8.00%, 07/01/17	125,000	123,654

		402,945

Hotels, Resorts & Cruise Lines–1.61%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	165,000	174,916

Royal Caribbean Cruises Ltd. (Trinidad), Sr. Unsec. Yankee Notes, 7.50%, 10/15/27	25,000	22,063

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	35,000	35,700

Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	155,000	156,356

		389,035

Household Products–0.10%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	25,000	24,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders–0.43%
AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	$50,000	$53,937

NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	25,000	25,062

7.38%, 01/15/17	25,000	24,813

		103,812

Industrial Conglomerates–1.09%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	100,000	106,925

Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	155,642

		262,567

Industrial REIT’s–1.00%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	255,000	241,784

Insurance Brokers–0.84%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	75,000	75,559

9.25%, 04/15/19	100,000	126,395

		201,954

Integrated Telecommunication Services–3.53%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	250,000	258,810

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 7.38%, 11/15/13	140,000	165,829

Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	25,000	24,938

Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	200,000	202,242

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(b)	125,000	149,909

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	50,000	52,125

		853,853

Internet Software & Services–0.06%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	15,000	15,413

Investment Banking & Brokerage–6.21%
E*Trade Financial Corp., Sr. Unsec Global Notes, 7.38%, 09/15/13	10,000	8,850

Goldman Sachs Group Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	50,000	52,587

Sr. Unsec. Medium-Term Global Notes, 5.38%, 03/15/20	175,000	173,288

Unsec. Sub. Global Notes, 6.75%, 10/01/37	140,000	138,041

Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	375,000	352,902

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	110,000	121,446

6.00%, 01/14/20(b)	105,000	112,809

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	242,737

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	126,027

Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 7.50%, 11/15/37(e)	50,000	49,810

TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 5.60%, 12/01/19	115,000	121,467

		1,499,964

Leisure Facilities–0.15%
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	25,000	25,313

Sr. Sub. Notes, 10.88%, 11/15/16(b)	10,000	10,425

		35,738

Life & Health Insurance–3.50%
MetLife Inc., Sr. Unsec. Global Notes, 7.72%, 02/15/19	180,000	213,645

Sr. Unsec. Notes, 6.75%, 06/01/16	155,000	176,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Life & Health Insurance–(continued)

Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(e)	$130,000	$140,738

Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	105,000	105,665

Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	105,000	106,035

7.38%, 06/15/19	90,000	103,398

		845,570

Life Sciences Tools & Services–0.64%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	130,245

Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	25,000	24,812

		155,057

Mortgage Backed Securities–0.53%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	123,102	128,729

Movies & Entertainment–0.37%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	25,000	25,250

Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	63,055

		88,305

Multi-Line Insurance–1.65%
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	217,770

American International Group, Inc., Jr. Sub. Variable Rate Global Notes, 8.18%, 05/15/58(e)	15,000	11,925

Genworth Financial Inc., Sr. Unsec. Notes, 7.70%, 06/15/20	55,000	55,070

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	10,000	9,187

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	100,000	104,414

		398,366

Multi-Utilities–1.33%
Nisource Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 11/15/10	250,000	255,364

Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	65,000	67,130

		322,494

Office REIT’s–1.41%
Boston Properties L.P., Sr. Unsec. Notes, 5.88%, 10/15/19	140,000	150,416

Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(b)	185,000	190,155

		340,571

Office Services & Supplies–0.21%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	25,000	24,625

7.30%, 11/01/27	25,000	25,781

		50,406

Oil & Gas Equipment & Services–0.08%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	10,000	9,575

Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	10,000	9,950

		19,525

Oil & Gas Exploration & Production–2.87%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	250,000	225,375

Sr. Unsec. Notes, 7.63%, 03/15/14	15,000	14,272

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/18	25,000	25,000

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	50,000	50,500

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	15,000	15,787

Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	10,000	10,588

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	40,000	41,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40(b)	$100,000	$116,604

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.75%, 01/20/20	40,000	40,239

6.88%, 01/20/40	45,000	45,563

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	15,000	15,112

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	15,150

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	25,000	25,344

Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	50,000	53,375

		693,959

Oil & Gas Refining & Marketing–0.76%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	100,000	105,873

Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	10,000	9,400

United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	75,000	68,813

		184,086

Oil & Gas Storage & Transportation–2.72%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 5.20%, 09/01/20	70,000	72,175

6.45%, 09/01/40	70,000	73,568

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	25,000	25,500

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	25,000	24,688

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	163,378

Williams Partners L.P., Sr. Unsec. Notes, 3.80%, 02/15/15(b)	210,000	212,992

6.30%, 04/15/40(b)	85,000	85,803

		658,104

Other Diversified Financial Services–11.83%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	240,000	243,168

6.50%, 08/01/16	130,000	141,003

Bear Stearns Cos. LLC (The), Sr. Unsec. Floating Rate Notes, 0.70%, 07/19/10(e)	260,000	260,077

Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	315,000	326,976

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	250,000	262,419

Sr. Unsec. Notes, 6.38%, 08/12/14	505,000	536,519

Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	40,000	42,121

ERAC USA Finance LLC, Sr. Gtd. Notes, 5.25%, 10/01/20(b)	30,000	30,455

Football Trust V, Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	103,953

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	75,000	79,508

Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	380,000	417,938

International Lease Finance Corp., Sr. Unsec. Notes, 8.63%, 09/15/15(b)	10,000	9,550

8.75%, 03/15/17(b)	15,000	14,325

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	15,000	16,024

JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	160,000	165,557

Merrill Lynch & Co. Inc. Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	208,822

Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04-04/03/06; Cost $130,332)(b)(e)(f)(g)	130,000	422

		2,858,837

Packaged Foods & Meats–0.74%
Del Monte Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/15/19(b)	10,000	10,275

Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	25,000	25,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Packaged Foods & Meats–(continued)

Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	$70,000	$71,401

4.13%, 02/09/16	15,000	15,802

6.50%, 02/09/40	50,000	55,669

		178,272

Paper Packaging–0.14%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	9,800

Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Notes, 8.25%, 01/01/17(b)	25,000	24,625

		34,425

Paper Products–0.89%
International Paper Co., Sr. Unsec. Global Bonds, 7.50%, 08/15/21	110,000	128,518

Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	75,000	72,937

Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	15,000	14,775

		216,230

Pharmaceuticals–0.12%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Global Notes, 8.38%, 06/15/16	25,000	28,406

Property & Casualty Insurance–0.71%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	171,670

Publishing–0.32%
Gannett Co. Inc., Sr. Unsec. Gtd. Notes, 9.38%, 11/15/17(b)	25,000	26,562

Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	25,000	23,813

Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	25,000	26,430

		76,805

Railroads–0.15%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Notes, 8.00%, 02/01/18(b)	35,000	35,991

Regional Banks–1.41%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	25,000	23,688

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	110,000	113,028

PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70%, 12/31/49(b)(e)	200,000	203,000

		339,716

Research & Consulting Services–0.47%
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	105,000	114,076

Restaurants–0.89%
Yum! Brands Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	200,000	215,694

Semiconductor Equipment–0.10%
Amkor Technology Inc., Sr. Unsec. Notes, 7.38%, 05/01/18(b)	25,000	24,500

Semiconductors–0.53%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	25,000	24,750

National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	80,000	81,499

NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	25,000	23,000

		129,249

Sovereign Debt–2.97%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 5.88%, 01/15/19	120,000	131,775

Russia Foreign Bond (Russia), Sr. Unsec. Notes, 3.63%, 04/29/15(b)	100,000	96,937

Russian Foreign Bond (Russia), Sr. Unsec. Bonds, 5.00%, 04/29/20(b)	100,000	96,875

United Mexican States (Mexico), Sr. Unsec. Global Notes, 5.88%, 02/17/14	300,000	329,250

6.05%, 01/11/40	60,000	63,120

		717,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Specialized Finance–1.73%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 4.00%, 01/15/15	$350,000	$356,135

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	60,000	61,493

		417,628

Specialty Chemicals–0.12%
Huntsman International LLC, Sr. Gtd. Sub. Notes,
8.63%, 03/15/20(b)	15,000	13,856

Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	15,000	14,475

		28,331

Specialty Properties–1.74%
Entertainment Properties Trust, 7.75%, 07/15/20(b)	245,000	244,422

Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	140,000	147,378

Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 04/15/20	30,000	29,738

		421,538

Specialty Stores–0.78%
Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	25,000	30,600

Sr. Unsec. Gtd. Notes, 7.75%, 04/01/11	150,000	157,358

		187,958

Steel–0.84%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	55,000	65,016

Sr. Unsec. Global Notes, 7.00%, 10/15/39	130,000	137,081

		202,097

Technology Distributors–0.69%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	165,000	167,086

Textiles–0.10%
Invista, Sr. Unsec. Notes, 9.25%, 05/01/12(b)	24,000	24,330

Thrifts & Mortgage Finance–0.28%
First Niagara Financial Group Inc., Sr. Unsec. Notes, 6.75%, 03/19/20	65,000	68,558

Tires & Rubber–0.20%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 7.63%, 03/15/27	25,000	22,563

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 8.75%, 08/15/20	25,000	25,687

		48,250

Trading Companies & Distributors–0.10%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	25,000	23,625

Wireless Telecommunication Services–0.77%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	90,000	93,506

Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	35,000	35,437

SBA Telecommunications Inc., Sr. Unsec. Gtd. Notes, 8.25%, 08/15/19(b)	25,000	26,219

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	25,000	20,813

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	10,000	10,025

		186,000

Total Bonds & Notes (Cost $20,273,553)		21,323,890

U.S. Treasury Securities–7.82%
U.S. Treasury Notes–3.65%
1.50%, 12/31/13	875,000	882,246

U.S. Treasury Bonds–4.17%
5.38%, 02/15/31(h)	415,000	510,385

3.50%, 02/15/39	65,000	60,379

4.25%, 05/15/39	100,000	105,734

4.50%, 08/15/39	300,000	330,422

		1,006,920

Total U.S. Treasury Securities (Cost $1,812,909)		1,889,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Asset-Backed Securities–2.25%
Countrywide Asset-Backed Ctfs. Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	$77,573	$75,494

Credit Suisse Mortgage Capital Ctfs. Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.08%, 09/26/34(b)(e)	135,814	129,731

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(e)	45,000	47,354

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(e)	110,000	98,821

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(e)	205,915	192,527

Total Asset-Backed Securities (Cost $525,664)		543,927

U.S. Government Sponsored Mortgage-Backed Securities–1.90%
Federal Home Loan Mortgage Corp. (FHLMC)–0.90%
Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	12,163	13,473

6.00%, 05/01/17 to 12/01/31	65,698	72,257

5.50%, 09/01/17	41,405	44,953

7.00%, 08/01/21	78,490	87,609

		218,292

Federal National Mortgage Association (FNMA)–0.85%
Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	26,523	29,832

6.50%, 05/01/16 to 10/01/35	18,646	20,764

5.00%, 11/01/18	40,181	43,223

7.50%, 04/01/29 to 10/01/29	91,650	104,416

8.00%, 04/01/32	6,013	6,973

		205,208

Government National Mortgage Association (GNMA)–0.15%
Pass Through Ctfs., 7.50%, 06/15/23	11,465	13,028

8.50%, 11/15/24	6,169	7,163

7.00%, 07/15/31 to 08/15/31	2,463	2,800

6.50%, 11/15/31 to 03/15/32	5,575	6,243

6.00%, 11/15/32	5,528	6,119

		35,353

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $420,461)		458,853

Municipal Obligations–0.68%
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	65,000	55,493

Georgia (State of) Municipal Electric Authority (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	110,000	108,952

Total Municipal Obligations (Cost $174,523)		164,445

Common Stocks & Other Equity Interests–0.02%
Broadcasting–0.02%
Adelphia Communications Corp.,(i)	900	1,125

Adelphia Recovery Trust, Series ACC-1(i)	87,412	2,360

Total Common Stocks & Other Equity Interests (Cost $22,181)		3,485

TOTAL INVESTMENTS–100.93% (Cost $23,229,291)		24,383,766

OTHER ASSETS LESS LIABILITIES–(0.93)%		(223,833)

NET ASSETS–100.00%		$24,159,933

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $5,140,983, which represented 21.29% of the Fund’s Net Assets.
(c)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(f)	Perpetual bond with no specified maturity date.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at June 30, 2010 represented less than 0.01% of the Fund’s Net Assets.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

Portfolio Composition

By industry, based on Net Assets
as of June 30, 2010

Other Diversified Financial Services	11.8%

U.S. Treasury Securities	7.9

Investment Banking & Brokerage	6.2

Electric Utilities	4.3

Integrated Telecommunication Services	3.5

Life & Health Insurance	3.5

Broadcasting	3.2

Diversified Banks	3.0

Sovereign Debt	3.0

Other Industries, Each with Less Than 3% of Total Net Assets	54.5

Other Assets Less Liabilities	(0.9)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $23,229,291)	$24,383,766

Receivables for:
Investments sold	112,362

Variation margin	2,297

Fund shares sold	8,071

Dividends and interest	364,442

Investment for trustee deferred compensation and retirement plans	34,725

Other assets	2,482

Total assets	24,908,145

Liabilities:
Payables for:
Investments purchased	252,585

Fund shares reacquired	44,003

Amount due custodian	367,910

Accrued fees to affiliates	11,215

Accrued other operating expenses	30,217

Trustee deferred compensation and retirement plans	42,282

Total liabilities	748,212

Net assets applicable to shares outstanding	$24,159,933

Net assets consist of:
Shares of beneficial interest	$37,726,248

Undistributed net investment income	1,973,326

Undistributed net realized gain (loss)	(16,704,669)

Unrealized appreciation	1,165,028

$24,159,933

Net Assets:
Series I	$23,898,730

Series II	$261,203

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	3,852,168

Series II	42,413

Series I:
Net asset value per share	$6.20

Series II:
Net asset value per share	$6.16

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$707,606

Dividends from affiliated money market funds	176

Total investment income	707,782

Expenses:
Advisory fees	72,698

Administrative services fees	45,811

Custodian fees	5,466

Distribution fees — Series II	355

Transfer agent fees	4,192

Trustees’ and officers’ fees and benefits	9,177

Professional services fees	21,791

Other	7,678

Total expenses	167,168

Less: Fees waived and expenses reimbursed	(76,419)

Net expenses	90,749

Net investment income	617,033

Realized and unrealized gain from:
Net realized gain from:
Investment securities	206,916

Futures contracts	58,732

265,648

Change in net unrealized appreciation of:
Investment securities	355,295

Futures contracts	53,353

408,648

Net realized and unrealized gain	674,296

Net increase in net assets resulting from operations	$1,291,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$617,033	$1,404,443

Net realized gain (loss)	265,648	(7,052,675)

Change in net unrealized appreciation	408,648	8,107,358

Net increase in net assets resulting from operations	1,291,329	2,459,126

Distributions to shareholders from net investment income:
Series I	—	(2,398,080)

Series II	—	(27,960)

Total distributions from net investment income	—	(2,426,040)

Share transactions–net:
Series I	(1,677,145)	201,049

Series II	(44,117)	(122,516)

Net increase (decrease) in net assets resulting from share transactions	(1,721,262)	78,533

Net increase (decrease) in net assets	(429,933)	111,619

Net assets:
Beginning of period	24,589,866	24,478,247

End of period (includes undistributed net investment income of $1,973,326 and $1,356,293, respectively)	$24,159,933	$24,589,866

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Diversified Income Fund, formerly AIM V.I. Diversified Income Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

Invesco V.I. Diversified Income Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Diversified Income Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.60%

Over $250 million	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver [and/or expense reimbursement] (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver [and/or expense reimbursement] to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco V.I. Diversified Income Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $72,698 and reimbursed Fund expenses of $3,721.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $21,017 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,360	$1,125	$—	$3,485

U.S. Treasury Securities	—	1,889,166	—	1,889,166

U.S. Government Sponsored Securities	—	458,853	—	458,853

Corporate Debt Securities	—	21,323,890	—	21,323,890

Asset Backed Securities	—	543,927	—	543,927

Municipal Obligations	—	164,445	—	164,445

	$2,360	$24,381,406	$—	$24,383,766

Futures*	10,553	—	—	10,553

Total Investments	$12,913	$24,381,406	$—	$24,394,319

*	Unrealized appreciation.

Invesco V.I. Diversified Income Fund

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$81,904	$(71,351)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$58,732

Change in Unrealized Appreciation
Interest rate risk	53,353

Total	$112,085

*	The average value of futures outstanding during the period was $8,641,832.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury Ultra Bonds	2	September-2010/Long	$271,625	$14,124

U.S. Treasury 2 Year Notes	8	September-2010/Long	1,750,625	5,483

U.S. Treasury Long Bonds	9	September-2010/Long	1,147,500	20,724

U.S. Treasury 5 Year Notes	24	September-2010/Long	2,840,438	41,573

Subtotal	43		$6,010,188	$81,904

U.S. Treasury 10 Year Notes	29	September-2010/Short	(3,553,859)	(71,351)

Total			$2,456,329	$10,553

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,327 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon

Invesco V.I. Diversified Income Fund

by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$6,879,052

December 31, 2014	341,884

December 31, 2015	221,396

December 31, 2016	2,197,944

December 31, 2017	7,359,091

Total capital loss carryforward	$16,999,367

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $11,927,231 and $10,118,345, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,426,785

Aggregate unrealized (depreciation) of investment securities	(272,310)

Net unrealized appreciation of investment securities	$1,154,475

Investments have the same cost for tax and financial statement purposes.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	146,304	$884,859	503,808	$3,031,480

Series II	44	262	961	5,848

Issued as reinvestment of dividends:
Series I	—	—	406,455	2,398,080

Series II	—	—	4,771	27,960

Reacquired:
Series I	(423,634)	(2,562,004)	(882,462)	(5,228,511)

Series II	(7,307)	(44,379)	(26,192)	(156,324)

Net increase (decrease) in share activity	(284,593)	$(1,721,262)	7,341	$78,533

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Diversified Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$5.88	$0.15	$0.17	$0.32	$—	$6.20	5.44%	$23,899	0.75	%(d)	1.38	%(d)	5.10	%(d)	45%
Year ended 12/31/09	5.87	0.35	0.29	0.64	(0.63)	5.88	10.89	24,299	0.74		1.48		5.91		200
Year ended 12/31/08	7.80	0.50	(1.74)	(1.24)	(0.69)	5.87	(15.59)	24,070	0.75		1.31		6.83		35
Year ended 12/31/07	8.28	0.51	(0.37)	0.14	(0.62)	7.80	1.72	38,336	0.75		1.17		6.04		67
Year ended 12/31/06	8.43	0.46	(0.08)	0.38	(0.53)	8.28	4.48	46,743	0.75		1.10		5.47		78
Year ended 12/31/05	8.74	0.40	(0.15)	0.25	(0.56)	8.43	2.90	55,065	0.89		1.08		4.54		92

Series II
Six months ended 06/30/10	5.85	0.14	0.17	0.31	—	6.16	5.30	261	1.00	(d)	1.63	(d)	4.85	(d)	45
Year ended 12/31/09	5.83	0.34	0.29	0.63	(0.61)	5.85	10.70	291	0.99		1.73		5.66		200
Year ended 12/31/08	7.74	0.48	(1.72)	(1.24)	(0.67)	5.83	(15.78)	409	1.00		1.56		6.58		35
Year ended 12/31/07	8.21	0.48	(0.36)	0.12	(0.59)	7.74	1.51	606	1.00		1.42		5.79		67
Year ended 12/31/06	8.36	0.44	(0.09)	0.35	(0.50)	8.21	4.17	713	1.00		1.35		5.22		78
Year ended 12/31/05	8.67	0.38	(0.15)	0.23	(0.54)	8.36	2.67	902	1.14		1.33		4.29		92

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $24,147 and $287 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$1,054.40	$3.82	$1,021.08	$3.76	0.75%

Series II	1,000.00	1,053.00	5.09	1,019.84	5.01	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Diversified Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Diversified Income Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, and against the Lipper VA Underlying Funds — Corporate Debt BBB-Rated Index. The Board noted that the performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board also noted that Invesco Advisers made manager and process changes in 2008 and early 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this expense limitation would have on the Fund’s estimated total expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Diversified Income Fund

Invesco V.I. Dividend Growth Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIDGR-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-7.13%

Series II Shares	-7.18

S&P 500 Index▼ (Broad Market /Style-Specific Index)	-6.64

▼Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (3/1/90)	6.21%

10 Years	1.15

5 Years	-1.85

1 Year	13.01

Series II Shares

Inception (6/5/00)	0.18%

10 Years	0.91

5 Years	-2.08

1 Year	12.81

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Dividend Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.67% and 0.92%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.87% and 1.12%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Dividend Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. Dividend Growth Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–92.0%
Aerospace & Defense–4.2%
General Dynamics Corp.	38,186	$2,236,172

Raytheon Co.	45,400	2,196,906

United Technologies Corp.	66,699	4,329,432

		8,762,510

Apparel Retail–1.5%
Ross Stores, Inc.	59,590	3,175,551

Apparel, Accessories & Luxury Goods–2.7%
Guess?, Inc.	96,290	3,008,100

VF Corp.	37,969	2,702,633

		5,710,733

Asset Management & Custody Banks–1.0%
Federated Investors, Inc.–Class B	103,914	2,152,059

Auto Parts & Equipment–1.3%
Johnson Controls, Inc.	104,500	2,807,915

Brewers–1.2%
Heineken N.V. (Netherlands)	58,947	2,498,732

Building Products–1.0%
Masco Corp.	199,995	2,151,946

Casinos & Gaming–1.0%
International Game Technology	131,009	2,056,841

Communications Equipment–1.4%
Corning, Inc.	176,810	2,855,482

Computer & Electronics Retail–1.6%
Best Buy Co., Inc.	98,860	3,347,400

Computer Hardware–4.8%
Apple, Inc.(b)(c)	8,162	2,052,988

Hewlett-Packard Co.	92,620	4,008,594

International Business Machines Corp.	33,538	4,141,272

		10,202,854

Construction & Farm Machinery & Heavy Trucks–1.5%
Caterpillar, Inc.	51,430	3,089,400

Consumer Finance–3.1%
American Express Co.	95,290	3,783,013

Capital One Financial Corp.	66,739	2,689,582

		6,472,595

Data Processing & Outsourced Services–2.5%
Automatic Data Processing, Inc.	70,340	2,831,888

Computer Sciences Corp.	53,830	2,435,808

		5,267,696

Electric Utilities–1.0%
Entergy Corp.	30,041	2,151,536

Food Distributors–1.2%
Sysco Corp.	88,034	2,515,131

Gas Utilities–1.5%
Questar Corp.	70,660	3,214,323

General Merchandise Stores–1.8%
Target Corp.	78,870	3,878,038

Health Care Equipment–1.0%
Stryker Corp.	43,739	2,189,574

Household Appliances–2.3%
Snap-On, Inc.	46,016	1,882,514

Whirlpool Corp.(c)	32,630	2,865,567

		4,748,081

Household Products–3.8%
Kimberly-Clark Corp.	91,390	5,540,976

Procter & Gamble Co. (The)	41,234	2,473,215

		8,014,191

Industrial Machinery–1.2%
Pentair, Inc.	80,923	2,605,721

Insurance Brokers–1.2%
Marsh & McLennan Cos., Inc.	115,009	2,593,453

Integrated Oil & Gas–5.6%
Chevron Corp.	62,710	4,255,501

Exxon Mobil Corp.	77,243	4,408,258

Marathon Oil Corp.	98,780	3,071,070

		11,734,829

Integrated Telecommunication Services–1.7%
AT&T, Inc.	145,650	3,523,274

Leisure Products–1.9%
Mattel, Inc.	192,470	4,072,665

Life & Health Insurance–1.7%
MetLife, Inc.	92,865	3,506,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dividend Growth Fund

	Shares	Value

Multi-Utilities–3.1%
DTE Energy Co.	66,920	$3,052,221

Public Service Enterprise Group, Inc.	110,850	3,472,931

		6,525,152

Office Services & Supplies–1.1%
Pitney Bowes, Inc.	108,936	2,392,235

Oil & Gas Equipment & Services–1.0%
Baker Hughes, Inc.	52,896	2,198,887

Other Diversified Financial Services–1.6%
JPMorgan Chase & Co.	90,352	3,307,787

Paper Products–1.5%
International Paper Co.	144,570	3,271,619

Pharmaceuticals–8.0%
Bristol-Myers Squibb Co.	112,600	2,808,244

Johnson & Johnson	55,261	3,263,714

Merck & Co., Inc.	155,670	5,443,780

Pfizer, Inc.	374,357	5,338,331

		16,854,069

Property & Casualty Insurance–2.9%
ACE Ltd. (Switzerland)	48,130	2,477,732

Travelers Cos., Inc. (The)	74,000	3,644,500

		6,122,232

Railroads–2.3%
CSX Corp.	96,990	4,813,614

Regional Banks–1.2%
SunTrust Banks, Inc.	108,118	2,519,149

Semiconductors–2.4%
Intel Corp.	260,950	5,075,477

Soft Drinks–1.2%
Coca-Cola Co. (The)	50,866	2,549,404

Specialty Chemicals–1.8%
Lubrizol Corp. (The)	46,760	3,755,296

Systems Software–3.8%
Microsoft Corp.	254,197	5,849,073

Oracle Corp.	101,270	2,173,254

		8,022,327

Thrifts & Mortgage Finance–1.1%
Hudson City Bancorp, Inc.	184,942	2,263,690

Tobacco–4.3%
Altria Group, Inc.	171,308	3,433,012

Philip Morris International, Inc.	121,798	5,583,220

		9,016,232

Total Common Stocks (Cost $200,525,937)		193,986,282

Money Market Funds–1.6%
Liquid Assets Portfolio–Institutional Class(d)	1,665,353	1,665,353

Premier Portfolio–Institutional Class(d)	1,665,353	1,665,353

Total Money Market Funds (Cost $3,330,706)		3,330,706

TOTAL INVESTMENTS (Cost $203,856,643)–93.6%		197,316,988

OTHER ASSETS LESS LIABILITIES–6.4%		13,520,604

NET ASSETS–100.0%		$210,837,592

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See Note 1K and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on net assets
as of June 30, 2010

Information Technology	14.9%

Financials	13.7

Consumer Discretionary	13.2

Industrials	12.2

Consumer Staples	11.7

Health Care	9.0

Energy	6.6

Utilities	5.6

Materials	3.4

Telecommunication Services	1.7

Money Market Funds Plus Other Assets Less Liabilities	8.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $200,525,937)	$193,986,282

Investments in affiliated money market funds, at value and cost	3,330,706

Total investments, at value ($203,856,643)	197,316,988

Receivable for:
Investments sold	57,063,921

Dividends	485,286

Fund shares sold	182,894

Other Assets	7,955

Total assets	255,057,044

Liabilities:
Payable for:
Investments purchased	44,005,900

Fund shares reacquired	85,334

Written options outstanding, at value (premium received $34,669)	4,960

Accrued fees to affiliates	73,346

Trustee deferred compensation and retirement plan	9,986

Accrued other operating expenses	39,926

Total liabilities	44,219,452

Net assets applicable to shares outstanding	$210,837,592

Net assets consist of:
Shares of beneficial interest	$431,793,146

Undistributed net investment income	1,601,481

Undistributed net realized gain (loss)	(216,065,499)

Unrealized appreciation (depreciation)	(6,491,536)

$210,837,592

Net Assets:
Series I	$163,339,265

Series II	$47,498,327

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	13,640,500

Series II	3,972,672

Series I:
Net asset value and offering price per share	$11.97

Series II:
Net asset value and offering price per share	$11.96

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Dividends	$2,514,669

Dividends from affiliated money market funds	1,414

Total investment income	2,516,083

Expenses
Advisory fees	659,774

Administrative services fees	133,059

Custodian fees	7,110

Distribution fees — Series II	71,176

Transfer agent fees	250

Trustees’ and officers’ fees and benefits	5,401

Other	38,727

Total expenses	915,497

Less: Fees waived	(11,003)

Net expenses	904,494

Net investment income	1,611,589

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliated of $(7,560,205))	(2,869,919)

Options written	21,998

(2,847,921)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(14,411,300)

Foreign currencies	18,410

Options written	21,474

(14,371,416)

Net realized and unrealized gain (losses)	(17,219,337)

Net increase (decrease) in net assets resulting from operations	$(15,607,748)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dividend Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$1,611,589	4,066,768

Net realized gain (loss)	(2,847,921)	(15,201,281)

Change in net unrealized appreciation (depreciation)	(14,371,416)	62,262,637

Net increase (decrease) in net assets resulting from operations	(15,607,748)	51,128,124

Distributions to shareholders from net investment income:
Series I shares	(3,255,974)	(3,466,136)

Series II shares	(803,719)	(986,235)

Total distributions from net investment income	(4,059,693)	(4,452,371)

Net increase (decrease) from in net assets resulting from share transactions	(26,236,408)	(33,543,934)

Net increase (decrease) in net assets	(45,903,849)	13,131,819

Net Assets:
Beginning of year	256,741,441	243,609,622

End of year (Including undistributed net investment income of $1,601,481 and $4,049,585, respectively)	$210,837,592	256,741,441

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Dividend Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Variable Investment Series Dividend Growth Portfolio (the “Acquired Fund”), an investment portfolio of Morgan Stanley Variable Investment Series. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class X and Class Y shares received Series I and Series II shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class X and Class Y shares prior to the Reorganization are included with Series I and Series II shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. Dividend Growth Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Dividend Growth Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.545%

Over $750 million	0.42%

Next $1 billion	0.395%

Over $2 billion	0.37%

Invesco V.I. Dividend Growth Fund

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 0.67% and Series II shares to 0.92% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the six months ended June 30, 2010, the Adviser and MSIA waived advisory fees of $10,132 and $871, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for period ended June 30, 2010, Invesco was paid $5,039 for accounting and fund administrative services and reimbursed $45,840 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $82,180 to Morgan Stanley Services Company, Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $207 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $60,866 to Morgan Stanley Distributors Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class Y shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Dividend Growth Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$194,818,257	$2,498,731	$—	$197,316,988

Options written	(4,960)	—	—	(4,960)

Total Investments	$194,813,297	$2,498,731	$—	$197,312,028

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Equity risk/options written	—	$(4,960)

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Options*

Realized Gain
Equity risk	$21,998

Change in Unrealized Appreciation
Equity risk	21,474

Total	$43,472

The average value of options outstanding during the period was $7,214.

Open Options Written Contracts
			Number of
Contract	Strike Price	Expiration Date	Contracts	Premium	Value

Apple, Inc.	$280	July 2010	40	$21,280	$3,760

Whirlpool Corp.	110	July 2010	80	$13,389	1,200

Total				$34,669	$4,960

Transactions in options for the six months ended June 30, 2010, were as follows:

	Number of
	Contracts	Premium

Options written, outstanding at beginning of period	58	$11,657

Options written	498	111,121

Options expired	(303)	(70,142)

Options closed	(133)	(17,967)

Options written, outstanding at end of period	120	$34,669

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or

Invesco V.I. Dividend Growth Fund

common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $2,187,444 and securities sales of $13,480,207, which resulted in net realized gains (losses) of $(7,560,205).

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss*
Expiration	Carryforward

December 31, 2010	$106,916,000

December 31, 2011	48,222,000

December 31, 2016	19,117,000

December 31, 2017	37,214,000

Total capital loss carryforward	$211,469,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $83,469,208 and $125,123,060, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,650,717

Aggregate unrealized (depreciation) of investment securities	(17,474,363)

Net unrealized appreciation (depreciation) of investment securities	$(6,823,646)

Cost of investments for tax purposes is $204,140,634.

Invesco V.I. Dividend Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Series I Shares
Sold	18,180	$246,176	40,020	$445,763

Reinvestment of dividends and distributions	254,971	3,255,974	321,236	3,466,136

Redeemed	(1,278,686)	(16,967,849)	(2,833,291)	(31,203,978)

Net increase (decrease) — Series I	(1,005,535)	(13,465,699)	(2,472,035)	(27,292,079)

Series II Shares
Sold	30,034	376,489	64,575	656,925

Reinvestment of dividends and distributions	63,037	803,719	91,572	986,235

Redeemed	(1,045,506)	(13,950,917)	(723,234)	(7,895,015)

Net increase (decrease) — Series II	(952,435)	(12,770,709)	(567,087)	(6,251,855)

Net increase (decrease) in share activity	(1,957,970)	$(26,236,408)	(3,039,122)	$(33,543,934)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months
	ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007	2006	2005

Series I
Selected Per Share Data:
Net asset value, beginning of period	$13.13		$10.78		$17.01		$16.53	$15.09	$14.48

Income (loss) from investment operations:
Net investment income(a)	0.09		0.20		0.25		0.22	0.21	0.19

Net realized and unrealized gain (loss)	(1.01)		2.37		(6.41)		0.48	1.45	0.61

Total income (loss) from investment operations	(0.92)		2.57		(6.16)		0.70	1.66	0.80

Less dividends from net investment income	(0.24)		(0.22)		(0.07)		(0.22)	(0.22)	(0.19)

Net asset value, end of period	$11.97		$13.13		$10.78		$17.01	$16.53	$15.09

Total return(b)	(7.13)%		24.30%		(36.35)%		4.22%	11.09%	5.61%

Net assets, end of period, (000’s omitted)	$163,339		$192,279		$184,579		$368,737	$471,931	$582,259

Ratio to Average Net Assets

Total expenses:
With fee waivers and/or expense reimbursements	0.69	%(c)	0.67	%(d)	0.63	%(d)	0.58%	0.59%	0.57%

Without fee waivers and/or expense reimbursements	0.70	%(c)	0.67	%(d)	0.63	%(d)	0.58%	0.59%	0.57%

Net investment income	1.39	%(c)	1.80	%(d)	1.72	%(d)	1.27%	1.37%	1.30%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental Data:
Portfolio turnover rate(f)	35%		44%		61%		48%	114%	38%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $186,713.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Dividend Growth Fund

NOTE 11—Financial Highlights—(continued)

	Six months
	ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007	2006	2005

Series II
Selected Per Share Data:
Net asset value, beginning of period	$13.09		$10.75		$16.98		$16.51	$15.07	$14.46

Income (loss) from investment operations:
Net investment income(a)	0.07		0.17		0.21		0.17	0.17	0.15

Net realized and unrealized gain (loss)	(1.00)		2.36		(6.38)		0.48	1.45	0.62

Total income (loss) from investment operations	(0.93)		2.53		(6.17)		0.65	1.62	0.77

Less dividends from net investment income	(0.20)		(0.19)		(0.06)		(0.18)	(0.18)	(0.16)

Net asset value, end of period	$11.96		$13.09		$10.75		$16.98	$16.51	$15.07

Total return(b)	(7.18)%		23.94%		(36.46)%		3.90%	10.83%	5.35%

Net assets, end of period, (000’s omitted)	$47,498		$64,463		$59,030		$116,271	$136,660	$143,577

Ratio to Average Net Assets

Total expenses:
With fee waivers and/or expense reimbursements	0.94	%(c)	0.92	%(d)	0.88	%(d)	0.83%	0.84%	0.82%

Without fee waivers and/or expense reimbursements	0.95	%(c)	0.92	%(d)	0.88	%(d)	0.83%	0.84%	0.82%

Net investment income	1.14	%(c)	1.55	%(d)	1.47	%(d)	1.02%	1.12%	1.05%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental Data:
Portfolio turnover rate(f)	35%		44%		61%		48%	114%	38%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $57,413.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 12—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco V.I. Dividend Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$928.70	$3.30	$1,021.37	$3.46	0.69%

Series II	1,000.00	928.20	4.49	1,020.13	4.71	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
  Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series I and Series II shares to 0.67% and 0.92% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.67% and 0.92% for Series I and Series II shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.20 and $4.40 for the Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.36 and $4.61 for the Series I and Series II shares, respectively.

Invesco V.I. Dividend Growth Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco V.I. Dividend Growth Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board

Invesco V.I. Dividend Growth Fund

concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Dividend Growth Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Variable Investment Series — Dividend Growth Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	17,337,708	500,364	1,393,829	0

Invesco V.I. Dividend Growth Fund

Invesco V.I. Dynamics Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIDYN-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.71%

Series II Shares	-4.76

S&P500 Index▼(Broad Market Index)	-6.64

Russell Midcap Growth Index▼(Style-Specific Index)	-3.31

Lipper VUF Mid-Cap Growth Funds Index▼(Peer Group Index)	-2.34

▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
      The Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (8/22/97)	2.53%

10 Years	-4.49

5 Years	0.09

1 Year	22.27

Series II Shares

10 Years	-4.70%

5 Years	-0.10

1 Year	22.17
excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.31% and 1.46%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.34% and 1.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Dynamics Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level,

Invesco V.I. Dynamics Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.15%
Aerospace & Defense–1.22%
BE Aerospace, Inc.(b)	21,010	$534,284

Air Freight & Logistics–0.91%
UTI Worldwide, Inc.	32,156	398,091

Apparel Retail–1.76%
American Eagle Outfitters, Inc.	37,758	443,656

Rue21, Inc.(b)	10,755	326,307

		769,963

Apparel, Accessories & Luxury Goods–3.14%
Carter’s, Inc.(b)	15,347	402,859

Coach, Inc.	12,695	464,002

Hanesbrands, Inc.(b)	20,937	503,744

		1,370,605

Application Software–2.19%
Autodesk, Inc.(b)	17,515	426,665

TIBCO Software Inc.(b)	43,749	527,613

		954,278

Asset Management & Custody Banks–1.44%
Affiliated Managers Group, Inc.(b)	10,329	627,693

Auto Parts & Equipment–1.02%
BorgWarner, Inc.(b)	11,867	443,114

Automotive Retail–1.04%
O’Reilly Automotive, Inc.(b)	9,569	455,102

Biotechnology–3.09%
Genzyme Corp.(b)	14,361	729,108

Human Genome Sciences, Inc.(b)	10,142	229,818

United Therapeutics Corp.(b)	8,012	391,065

		1,349,991

Casinos & Gaming–3.03%
International Game Technology	25,582	401,638

Las Vegas Sands Corp.(b)	20,330	450,106

MGM Resorts International(b)	48,802	470,451

		1,322,195

Coal & Consumable Fuels–0.68%
Massey Energy Co.	10,901	298,142

Communications Equipment–1.18%
Finisar Corp.(b)	34,459	513,439

Computer Hardware–1.08%
Teradata Corp.(b)	15,400	469,392

Computer Storage & Peripherals–1.54%
NetApp, Inc.(b)	12,026	448,690

QLogic Corp.(b)	13,404	222,775

		671,465

Construction & Engineering–2.49%
Foster Wheeler AG (Switzerland)(b)	18,494	389,484

Shaw Group Inc. (The)(b)	20,350	696,377

		1,085,861

Construction, Farm Machinery & Heavy Trucks–0.71%
Bucyrus International, Inc.	6,564	311,462

Consumer Finance–1.77%
Discover Financial Services	55,183	771,458

Data Processing & Outsourced Services–1.79%
Alliance Data Systems Corp.(b)	13,123	781,081

Department Stores–2.27%
J.C. Penney Co., Inc.	18,138	389,604

Macy’s, Inc.	33,461	598,952

		988,556

Distributors–0.73%
LKQ Corp.(b)	16,504	318,197

Diversified Support Services–2.14%
Copart, Inc.(b)	13,136	470,400

KAR Auction Services Inc.(b)	37,517	464,086

		934,486

Education Services–2.15%
Grand Canyon Education, Inc.(b)	18,270	428,066

ITT Educational Services, Inc.(b)	6,133	509,162

		937,228

Electrical Components & Equipment–2.45%
Baldor Electric Co.	17,448	629,524

Cooper Industries PLC (Ireland)	9,973	438,812

		1,068,336

Electronic Components–1.05%
Amphenol Corp.–Class A	11,632	456,905

Electronic Manufacturing Services–0.55%
Jabil Circuit, Inc.	18,033	239,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dynamics Fund

	Shares	Value

Environmental & Facilities Services–1.22%
Republic Services, Inc.	17,832	$530,145

Health Care Equipment–3.95%
American Medical Systems Holdings, Inc.(b)	20,546	454,478

CareFusion Corp.(b)	19,357	439,404

Hologic, Inc.(b)	33,151	461,793

NuVasive, Inc.(b)	10,389	368,394

		1,724,069

Health Care Facilities–0.47%
Brookdale Senior Living Inc.(b)	13,618	204,270

Health Care Services–2.36%
Express Scripts, Inc.(b)	10,103	475,043

Fresenius Medical Care AG & Co. KGaA (Germany)	10,229	553,499

		1,028,542

Hotels, Resorts & Cruise Lines–1.99%
Ctrip.com International, Ltd.–ADR (China)(b)	12,690	476,637

Orient-Express Hotels Ltd.–Class A (Bermuda)(b)	52,623	389,410

		866,047

Household Products–1.35%
Church & Dwight Co., Inc.	3,850	241,433

Energizer Holdings, Inc.(b)	6,953	349,597

		591,030

Human Resource & Employment Services–1.00%
Robert Half International, Inc.	18,471	434,992

Independent Power Producers & Energy Traders–0.70%
KGEN Power Corp. (Acquired 01/12/07; Cost $613,032)(b)(c)	43,788	306,516

Industrial Machinery–2.60%
Flowserve Corp.	6,368	540,006

Kennametal Inc.	23,386	594,706

		1,134,712

Internet Software & Services–2.14%
Akamai Technologies, Inc.(b)	12,130	492,114

Baidu, Inc.–ADR (China)(b)	6,486	441,567

		933,681

IT Consulting & Other Services–1.25%
Cognizant Technology Solutions Corp.–Class A(b)	10,889	545,103

Life & Health Insurance–1.20%
Lincoln National Corp.	21,468	521,458

Life Sciences Tools & Services–2.25%
Life Technologies Corp.(b)	9,836	464,751

Pharmaceutical Product Development, Inc.	20,401	518,389

		983,140

Managed Health Care–1.98%
AMERIGROUP Corp.(b)	12,428	403,661

Aveta, Inc. (Acquired 12/21/05-05/22/06; Cost $1,165,095)(b)(c)	80,000	460,000

		863,661

Multi-Line Insurance–1.48%
Genworth Financial Inc.–Class A(b)	49,560	647,749

Oil & Gas Equipment & Services–1.51%
Key Energy Services, Inc.(b)	71,625	657,518

Oil & Gas Exploration & Production–4.94%
Atlas Energy, Inc.(b)	17,955	486,042

Concho Resources Inc.(b)	7,368	407,671

Continental Resources, Inc.(b)	13,270	592,107

Oasis Petroleum Inc.(b)	18,984	275,268

Plains Exploration & Production Co.(b)	19,050	392,621

		2,153,709

Packaged Foods & Meats–1.20%
Hershey Co. (The)	10,947	524,690

Personal Products–1.11%
Estee Lauder Cos. Inc. (The)–Class A	8,683	483,904

Pharmaceuticals–1.13%
Shire PLC (United Kingdom)	24,342	494,681

Property & Casualty Insurance–0.49%
Assured Guaranty Ltd.	15,972	211,948

Real Estate Services–1.89%
Jones Lang LaSalle Inc.	12,536	822,863

Research & Consulting Services–1.24%
IHS Inc.–Class A(b)	9,235	539,509

Restaurants–1.16%
Texas Roadhouse, Inc.(b)	40,188	507,173

Security & Alarm Services–0.90%
Corrections Corp. of America(b)	20,653	394,059

Semiconductors–4.86%
Altera Corp.	11,184	277,475

Avago Technologies Ltd. (Singapore)(b)	36,208	762,541

Broadcom Corp.–Class A	11,818	389,639

Cavium Networks, Inc.(b)	9,256	242,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dynamics Fund

	Shares	Value

Semiconductors–(continued)

Marvell Technology Group Ltd.(b)	9,719	$153,171

Xilinx, Inc.	11,622	293,572

		2,118,813

Specialty Chemicals–2.43%
Albemarle Corp.	13,810	548,395

Lubrizol Corp. (The)	6,362	510,932

		1,059,327

Specialty Stores–1.24%
Ulta Salon, Cosmetics & Fragrance, Inc.(b)	22,784	539,069

Systems Software–2.20%
Check Point Software Technologies Ltd. (Israel)(b)	15,674	462,070

Rovi Corp.(b)	13,161	498,933

		961,003

Trading Companies & Distributors–1.17%
Fastenal Co.	10,166	510,232

Trucking–2.08%
J.B. Hunt Transport Services, Inc.	15,526	507,234

Knight Transportation, Inc.	19,779	400,327

		907,561

Wireless Telecommunication Services–1.24%
Crown Castle International Corp.(b)	14,556	542,357

Total Common Stocks & Other Equity Interests (Cost $43,732,750)		42,814,694

Money Market Funds–0.46%
Liquid Assets Portfolio–Institutional Class(d)	99,422	99,422

Premier Portfolio–Institutional Class(d)	99,422	99,422

Total Money Market Funds (Cost $198,844)		198,844

TOTAL INVESTMENTS–98.61% (Cost $43,931,594)		43,013,538

OTHER ASSETS LESS LIABILITIES–1.39%		607,679

NET ASSETS–100.00%		$43,621,217

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $766,516, which represented 1.76% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Industrials	20.1%

Information Technology	19.8

Consumer Discretionary	19.5

Health Care	15.2

Financials	8.3

Energy	7.1

Consumer Staples	3.7

Materials	2.4

Telecommunication Services	1.3

Utilities	0.7

Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dynamics Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $43,732,750)	$42,814,694

Investments in affiliated money market funds, at value and cost	198,844

Total investments, at value (Cost $43,931,594)	43,013,538

Receivables for:
Investments sold	579,644

Investments sold to affiliates	169,619

Fund shares sold	2,227

Dividends	27,710

Investment for trustee deferred compensation and retirement plans	11,361

Other assets	2,134

Total assets	43,806,233

Liabilities:
Payables for:
Fund shares reacquired	105,466

Accrued fees to affiliates	33,502

Accrued other operating expenses	24,576

Trustee deferred compensation and retirement plans	21,472

Total liabilities	185,016

Net assets applicable to shares outstanding	$43,621,217

Net assets consist of:
Shares of beneficial interest	$121,673,840

Undistributed net investment income (loss)	(62,968)

Undistributed net realized gain (loss)	(77,071,498)

Unrealized appreciation (depreciation)	(918,157)

$43,621,217

Net Assets:
Series I	$43,614,407

Series II	$6,810

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	3,215,757

Series II	508.7

Series I:
Net asset value per share	$13.56

Series II:
Net asset value per share	$13.39

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,895)	$278,898

Dividends from affiliated money market funds (includes securities lending income of $2,123)	2,710

Total investment income	281,608

Expenses:
Advisory fees	190,874

Administrative services fees	88,734

Custodian fees	4,511

Distribution fees — Series II	9

Transfer agent fees	8,262

Trustees’ and officers’ fees and benefits	9,689

Professional services fees	18,284

Other	4,395

Total expenses	324,758

Less: Fees waived	(1,018)

Net expenses	323,740

Net investment income (loss)	(42,132)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $300,066)	4,307,963

Foreign currencies	(2,935)

4,305,028

Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,525,042)

Foreign currencies	(156)

(6,525,198)

Net realized and unrealized gain (loss)	(2,220,170)

Net increase (decrease) in net assets resulting from operations	$(2,262,302)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Dynamics Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(42,132)	$(307,133)

Net realized gain (loss)	4,305,028	(5,129,510)

Change in net unrealized appreciation (depreciation)	(6,525,198)	21,019,261

Net increase (decrease) in net assets resulting from operations	(2,262,302)	15,582,618

Share transactions–net:
Series I	(4,651,781)	(6,716,157)

Series II	—	—

Net increase (decrease) in net assets resulting from share transactions	(4,651,781)	(6,716,157)

Net increase (decrease) in net assets	(6,914,083)	8,866,461

Net assets:
Beginning of period	50,535,300	41,668,839

End of period (includes undistributed net investment income (loss) of $(62,968) and $(20,836), respectively)	$43,621,217	$50,535,300

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Dynamics Fund, formerly AIM V.I. Dynamics Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Dynamics Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual

Invesco V.I. Dynamics Fund

results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

Invesco V.I. Dynamics Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $1,016 and class level expenses of $2 for Series II shares.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $63,939 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Dynamics Fund

  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$41,198,842	$1,048,180	$766,516	$43,013,538

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $2,283,914 and securities sales of $998,647, which resulted in net realized gains of $300,066.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,355 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$55,297,523

December 31, 2016	15,509,594

December 31, 2017	10,534,011

Total capital loss carryforward	$81,341,128

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Dynamics Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $23,238,623 and $28,157,501, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,972,283

Aggregate unrealized (depreciation) of investment securities	(4,925,737)

Net unrealized appreciation (depreciation) of investment securities	$(953,454)

Cost of investments for tax purposes is $43,966,992.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	486,677	$7,435,591	838,528	$9,769,860

Series II	—	—	—	—

Reacquired:
Series I	(821,758)	(12,087,372)	(1,457,783)	(16,486,017)

Series II	—	—	—	—

Net increase (decrease) in share activity	(335,081)	$(4,651,781)	(619,255)	$(6,716,157)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Dynamics Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
				Net gains					to average		to average net		Ratio of net
	Net asset	Net		(losses) on					net assets		assets without		investment
	value,	investment		securities (both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$14.23	$(0.01	)(c)	$(0.66)	$(0.67)	$13.56	(4.71)%	$43,614	1.27	%(d)	1.27	%(d)	(0.16	)%(d)	47%
Year ended 12/31/09	9.99	(0.08	)(c)	4.32	4.24	14.23	42.44	50,528	1.30		1.33		(0.70)		97
Year ended 12/31/08	19.24	(0.10	)(c)	(9.15)	(9.25)	9.99	(48.08)	41,664	1.22		1.22		(0.62)		106
Year ended 12/31/07	17.15	(0.11	)(c)	2.20	2.09	19.24	12.19	122,184	1.11		1.11		(0.58)		115
Year ended 12/31/06	14.77	(0.09)		2.47	2.38	17.15	16.11	120,792	1.12		1.13		(0.51)		142
Year ended 12/31/05	13.34	(0.04)		1.47	1.43	14.77	10.72	111,655	1.16		1.17		(0.29)		110

Series II
Six months ended 06/30/10	14.06	(0.03	)(c)	(0.64)	(0.67)	13.39	(4.76)	7	1.45	(d)	1.52	(d)	(0.34	)(d)	47
Year ended 12/31/09	9.88	(0.09	)(c)	4.27	4.18	14.06	42.31	7	1.45		1.58		(0.85)		97
Year ended 12/31/08	19.06	(0.12	)(c)	(9.06)	(9.18)	9.88	(48.16)	5	1.45		1.47		(0.85)		106
Year ended 12/31/07	17.04	(0.15	)(c)	2.17	2.02	19.06	11.85	10	1.36		1.36		(0.83)		115
Year ended 12/31/06	14.71	(0.12)		2.45	2.33	17.04	15.84	14	1.37		1.38		(0.76)		142
Year ended 12/31/05	13.32	(0.07)		1.46	1.39	14.71	10.44	12	1.41		1.42		(0.54)		110

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $51,659 and $7 for Series I and Series II, respectively.

Invesco V.I. Dynamics Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010, through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$952.90	$6.15	$1,018.50	$6.36	1.27%

Series II	1,000.00	952.40	7.02	1,017.60	7.25	1.45

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Dynamics Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Dynamics Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Dynamics Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Mid-Cap Growth Index. The Board noted that the performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that Invesco Advisers indicated that much of the underperformance was concentrated in the second half of 2007 as a result of financial sector stock selection. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund. The Board also noted that the Fund’s effective fee rate was above the effective sub-advisor fee rate of another mutual fund sub-advised by Invesco Advisers.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Dynamics Fund

Invesco V.I. Financial Services Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIFSE-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.71%

Series II Shares	-4.95

S&P 500 Index▼(Broad Market Index)	-6.64

S&P 500 Financials Index▼(Style-Specific Index)	-3.67

Lipper VUF Financial Services Funds Category Average▼(Peer Group)	-4.93

▼Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
The S&P 500 Financials Index is an unmanaged index considered representative of the financial market.
The Lipper VUF Financial Services Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Financial Services Funds category.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (9/20/99)	-3.17%

10 Years	-4.40

5 Years	-13.42

1 Year	19.41

Series II Shares

10 Years	-4.63%

5 Years	-13.63

1 Year	18.96

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.29% and 1.46%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and
Series II shares was 1.29% and 1.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Financial Services Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

Invesco V.I. Financial Services Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Stocks–97.00%
Asset Management & Custody Banks–12.20%
Federated Investors, Inc.–Class B	79,245	$1,641,164

Legg Mason, Inc.	90,545	2,537,976

State Street Corp.	84,898	2,871,251

		7,050,391

Consumer Finance–14.77%
American Express Co.	79,663	3,162,621

Capital One Financial Corp.	99,104	3,993,891

SLM Corp.(b)	132,598	1,377,694

		8,534,206

Data Processing & Outsourced Services–8.19%
Alliance Data Systems Corp.(b)	25,999	1,547,460

Automatic Data Processing, Inc.	39,762	1,600,818

Heartland Payment Systems, Inc.	61,017	905,492

Western Union Co.	45,416	677,153

		4,730,923

Diversified Banks–1.82%
U.S. Bancorp	47,128	1,053,311

Diversified Capital Markets–2.77%
UBS AG (Switzerland)(b)	121,087	1,600,770

Insurance Brokers–5.62%
Marsh & McLennan Cos., Inc.	92,195	2,078,997

Willis Group Holdings PLC (Ireland)	38,783	1,165,429

		3,244,426

Investment Banking & Brokerage–5.67%
FBR Capital Markets Corp.(b)	369,791	1,231,404

Morgan Stanley	88,192	2,046,936

		3,278,340

Life & Health Insurance–2.85%
Prudential Financial, Inc.	9,384	503,545

StanCorp Financial Group, Inc.	28,131	1,140,431

		1,643,976

Other Diversified Financial Services–15.29%
Bank of America Corp.	206,581	2,968,569

Citigroup Inc.(b)	594,794	2,236,426

JPMorgan Chase & Co.	99,228	3,632,737

		8,837,732

Property & Casualty Insurance–3.67%
Allstate Corp. (The)	8,686	249,549

XL Capital Ltd.–Class A(b)	116,887	1,871,361

		2,120,910

Regional Banks–14.09%
Fifth Third Bancorp	211,875	2,603,944

First Horizon National Corp.(b)	10,707	122,599

First Midwest Bancorp, Inc.	32,764	398,410

SunTrust Banks, Inc.	89,947	2,095,765

Wilmington Trust Corp.	54,704	606,667

Zions Bancorp.	107,398	2,316,575

		8,143,960

Reinsurance–1.83%
Transatlantic Holdings, Inc.	22,020	1,056,079

Specialized Consumer Services–1.74%
H&R Block, Inc.	64,020	1,004,474

Specialized Finance–3.64%
Moody’s Corp.	105,554	2,102,636

Thrifts & Mortgage Finance–2.85%
Hudson City Bancorp, Inc.	88,836	1,087,353

Ocwen Financial Corp.(b)	55,103	561,499

		1,648,852

Total Stocks (Cost $68,635,504)		56,050,986

Money Market Funds–0.97%
Liquid Assets Portfolio–Institutional Class(c)	280,223	280,223

Premier Portfolio–Institutional Class(c)	280,223	280,223

Total Money Market Funds (Cost $560,446)		560,446

TOTAL INVESTMENTS–97.97% (Cost $69,195,950)		56,611,432

OTHER ASSETS LESS LIABILITIES–2.03%		1,175,107

NET ASSETS–100.00%		$57,786,539

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Financial Services Fund

Portfolio Composition

By industry, based on Net Assets
as of June 30, 2010

Financials	87%

Information Technology	8

Consumer Discretionary	2

Money Market Funds Plus Other Assets Less Liabilities	3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Financial Services Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $68,635,504)	$56,050,986

Investments in affiliated money market funds, at value and cost	560,446

Total investments, at value (Cost $69,195,950)	56,611,432

Receivables for:
Investments sold	3,728,839

Fund shares sold	70,441

Dividends	54,675

Investment for trustee deferred compensation and retirement plans	11,681

Other assets	2,038

Total assets	60,479,106

Liabilities:
Payables for:
Investments purchased	2,485,864

Fund shares reacquired	108,069

Accrued fees to affiliates	50,485

Accrued other operating expenses	24,081

Trustee deferred compensation and retirement plans	24,068

Total liabilities	2,692,567

Net assets applicable to shares outstanding	$57,786,539

Net assets consist of:
Shares of beneficial interest	$111,056,533

Undistributed net investment income	85,188

Undistributed net realized gain (loss)	(40,770,664)

Unrealized appreciation (depreciation)	(12,584,518)

$57,786,539

Net Assets:
Series I	$49,648,499

Series II	$8,138,040

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	10,224,712

Series II	1,695,058

Series I:
Net asset value per share	$4.86

Series II:
Net asset value per share	$4.80

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends	$441,752

Dividends from affiliated money market funds	1,092

Total investment income	442,844

Expenses:
Advisory fees	256,180

Administrative services fees	108,922

Custodian fees	3,189

Distribution fees — Series II	10,655

Transfer agent fees	8,298

Trustees’ and officers’ fees and benefits	10,034

Other	20,263

Total expenses	417,541

Less: Fees waived	(1,937)

Net expenses	415,604

Net investment income	27,240

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(7,065,333)

Change in net unrealized appreciation of investment securities	3,552,745

Net realized and unrealized gain (loss)	(3,512,588)

Net increase (decrease) in net assets resulting from operations	$(3,485,348)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Financial Services Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$27,240	$83,899

Net realized gain (loss)	(7,065,333)	(7,426,734)

Change in net unrealized appreciation	3,552,745	22,907,979

Net increase (decrease) in net assets resulting from operations	(3,485,348)	15,565,144

Distributions to shareholders from net investment income:
Series I	—	(1,643,368)

Series II	—	(217,704)

Total distributions from net investment income	—	(1,861,072)

Share transactions–net:
Series I	(4,981,676)	6,150,080

Series II	772,692	2,336,966

Net increase (decrease) in net assets resulting from share transactions	(4,208,984)	8,487,046

Net increase (decrease) in net assets	(7,694,332)	22,191,118

Net assets:
Beginning of period	65,480,871	43,289,753

End of period (includes undistributed net investment income of $85,188 and $57,948, respectively)	$57,786,539	$65,480,871

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Financial Services Fund, formerly AIM V.I. Financial Services Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Financial Services Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Financial Services Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver [and/or expense reimbursement] to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $1,937.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $84,127 for services provided by insurance companies.

Invesco V.I. Financial Services Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$56,611,432	$—	$—	$56,611,432

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,371 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Financial Services Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$22,458,450

December 31, 2017	7,805,524

Total capital loss carryforward	$30,263,974

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $13,635,433 and $17,713,713, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,517,429

Aggregate unrealized (depreciation) of investment securities	(20,539,838)

Net unrealized appreciation (depreciation) of investment securities	$(16,022,409)

Cost of investments for tax purposes is $72,633,841.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	2,513,712	$14,058,348	6,175,150	$25,003,515

Series II	305,373	1,656,063	825,270	3,236,356

Issued as reinvestment of dividends:
Series I	—	—	324,776	1,643,368

Series II	—	—	43,454	217,704

Reacquired:
Series I	(3,578,433)	(19,040,024)	(4,778,335)	(20,496,803)

Series II	(166,310)	(883,371)	(260,764)	(1,117,094)

Net increase (decrease) in share activity	(925,658)	$(4,208,984)	2,329,551	$8,487,046

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Financial Services Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$5.10	$0.00	$(0.24)	$(0.24)	$—	$—	$—	$4.86	(4.71)%	$49,648	1.18	%(d)	1.19	%(d)	0.12	%(d)	21%
Year ended 12/31/09	4.12	0.01	1.12	1.13	(0.15)	—	(0.15)	5.10	27.43	57,620	1.27		1.28		0.18		22
Year ended 12/31/08	12.26	0.24	(7.46)	(7.22)	(0.24)	(0.68)	(0.92)	4.12	(59.44)	39,421	1.22		1.23		2.71		47
Year ended 12/31/07	17.41	0.27	(4.04)	(3.77)	(0.29)	(1.09)	(1.38)	12.26	(22.22)	85,144	1.11		1.11		1.61		9
Year ended 12/31/06	15.26	0.23	2.28	2.51	(0.26)	(0.10)	(0.36)	17.41	16.52	146,092	1.12		1.12		1.44		14
Year ended 12/31/05	14.61	0.19	0.66	0.85	(0.20)	—	(0.20)	15.26	5.84	141,241	1.12		1.12		1.30		22

Series II
Six months ended 06/30/10	5.05	0.00	(0.25)	(0.25)	—	—	—	4.80	(4.95)	8,138	1.43	(d)	1.44	(d)	(0.13	)(d)	21
Year ended 12/31/09	4.08	0.00	1.11	1.11	(0.14)	—	(0.14)	5.05	27.30	7,861	1.44		1.53		0.01		22
Year ended 12/31/08	12.17	0.21	(7.39)	(7.18)	(0.23)	(0.68)	(0.91)	4.08	(59.56)	3,869	1.44		1.48		2.49		47
Year ended 12/31/07	17.33	0.22	(4.00)	(3.78)	(0.29)	(1.09)	(1.38)	12.17	(22.39)	3,688	1.36		1.36		1.36		9
Year ended 12/31/06	15.23	0.20	2.26	2.46	(0.26)	(0.10)	(0.36)	17.33	16.22	1,664	1.37		1.37		1.19		14
Year ended 12/31/05	14.59	0.15	0.67	0.82	(0.18)	—	(0.18)	15.23	5.61	11	1.37		1.37		1.05		22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $60,286 and $8,595 for Series I and Series II shares, respectively.

Invesco V.I. Financial Services Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010, through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$952.90	$5.71	$1,018.94	$5.91	1.18%

Series II	1,000.00	950.50	6.92	1,017.70	7.15	1.43

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Financial Services Fund

Approval of Investment Advisory and Sub-advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Financial Services Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Financial Services Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser. The Board noted that the performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Financial Services Fund

Invesco V.I. Global Dividend Growth Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIGDG-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-9.22%

Series II Shares	-9.31

MSCI World Index▼(Broad Market/Style-Specific Index)	-9.84

▼Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (2/23/94)	4.90%

10 Years	1.09

5 Years	-2.61

1 Year	6.66

Series II Shares

Inception (6/5/00)	0.53%

10 Years	0.84

5 Years	-2.85

1 Year	6.43

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Global Dividend Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Global Dividend Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.94% and 1.19%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.16% and 1.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Dividend Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly.
Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. Global Dividend Growth Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.4%
Australia–2.7%
Australia & New Zealand Banking Group Ltd.	36,038	$646,959

Macquarie Group Ltd.	19,272	593,076

Telstra Corp. Ltd.	288,146	784,045

		2,024,080

Austria–0.1%
Telekom Austria AG	2,592	28,812

Bermuda–0.8%
Partnerre Ltd.	8,773	615,338

Brazil–0.5%
Cia Energetica de Minas Gerais (ADR)	7,055	103,497

Petroleo Brasileiro SA (ADR)	4,834	165,903

Vale SA	5,465	133,072

		402,472

Canada–3.8%
Agrium, Inc.	12,661	618,451

EnCana Corp.	16,549	501,188

Intact Financial Corp.	13,821	582,934

Nexen, Inc.	24,603	483,948

Toronto-Dominion Bank (The)	10,357	680,835

		2,867,356

Finland–0.7%
Nokia OYJ (ADR)	66,784	544,290

France–6.1%
BNP Paribas	11,563	617,401

Bouygues SA	24,076	922,186

GDF Suez	34,167	966,675

ICADE	5,737	483,975

Sanofi-Aventis SA	15,934	960,869

Total SA	14,586	649,144

Vallourec SA	166	28,112

		4,628,362

Germany–2.9%
Bayerische Motoren Werke AG	18,649	903,822

Porsche Automobil Holding SE	17,235	733,095

Salzgitter AG	8,799	526,544

		2,163,461

Greece–0.5%
National Bank of Greece SA(a)	34,051	371,007

India–0.1%
State Bank of India	458	45,282

Ireland–0.1%
Dragon Oil PLC(a)	16,427	98,854

Israel–0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	145,502	318,314

Italy–1.1%
Eni SpA	44,900	824,237

Japan–14.4%
Canon, Inc.	18,300	682,280

Daifuku Co., Ltd.	87,490	536,062

FUJIFILM Holdings Corp.	26,500	762,300

Mitsubishi Corp.	30,200	629,302

Mitsubishi UFJ Financial Group, Inc.	267,400	1,212,167

Murata Manufacturing Co., Ltd.	13,300	633,451

Nippon Telegraph & Telephone Corp.	14,600	596,104

Nippon Yusen KK	285,000	1,034,978

Nissan Motor Co., Ltd.(a)	114,600	794,433

NTT DoCoMo, Inc.	459	694,113

Seven & I Holdings Co., Ltd.	32,200	738,806

Sumitomo Chemical Co., Ltd.	242,000	934,353

Sumitomo Osaka Cement Co., Ltd.	179,000	341,232

Takeda Pharmaceutical Co., Ltd.	17,100	731,830

Tokyo Tomin Bank Ltd. (The)	51,800	589,533

		10,910,944

Mexico–0.1%
Desarrolladora Homex SAB de CV (ADR)(a)	3,839	96,896

Netherlands–2.0%
TNT N.V.	33,977	856,367

Unilever N.V.	24,343	663,721

		1,520,088

Norway–0.9%
Statoil ASA	34,997	674,984

Republic of Korea–1.2%
Hyundai Mipo Dockyard	1,259	132,239

Hyundai Mobis	1,036	173,506

LG Electronics, Inc.	829	63,306

Lotte Shopping Co. Ltd.	229	65,584

POSCO	361	137,013

Samsung Electronics Co., Ltd.	290	182,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Dividend Growth Fund

	Shares	Value

Republic of Korea–(continued)

Shinhan Financial Group Co., Ltd.	2,960	$109,013

SK Telecom Co. Ltd. (ADR)	4,605	67,832

		930,580

Russia–0.2%
Gazprom OAO	5,407	101,697

Rosneft Oil Co.(a)	12,548	77,370

		179,067

Singapore–1.8%
ComfortDelgro Corp., Ltd.	693,140	717,932

Singapore Post Ltd.	808,000	650,721

		1,368,653

Spain–2.9%
Banco Santander SA	96,777	1,016,934

Iberdrola SA	81,854	459,107

Telefonica SA	39,669	732,549

		2,208,590

Switzerland–5.4%
ACE Ltd.	17,300	890,604

Holcim Ltd.	14,451	967,308

Kuoni Reisen Holding AG (Registered Shares)	1,326	370,474

Swisscom AG (Registered Shares)	2,743	929,287

Zurich Financial Services AG	4,035	885,727

		4,043,400

Taiwan–0.7%
Acer, Inc.	31,000	71,892

AU Optronics Corp. (ADR)	9,933	88,205

HTC Corp.	12,000	159,206

Powertech Technology, Inc.	50,000	138,590

U-Ming Marine Transport Corp.	22,000	41,952

		499,845

United Kingdom–10.4%
BHP Billiton PLC	49,837	1,289,623

BP PLC	123,318	592,354

GlaxoSmithKline PLC	42,668	723,101

Imperial Tobacco Group PLC	54,133	1,509,350

Informa PLC	83,940	441,762

National Grid PLC	90,463	666,529

Royal Dutch Shell PLC (Class A)	65,821	1,662,206

Vodafone Group PLC	482,580	1,000,011

		7,884,936

United States–36.6%
3M Co.	15,798	1,247,884

Aflac, Inc.	16,957	723,555

Allete, Inc.	16,266	556,948

Apache Corp.	7,988	672,510

Apollo Group, Inc. (Class A)(a)	11,664	495,370

Archer-Daniels-Midland Co.	25,828	666,879

Avon Products, Inc.	22,871	606,082

Bank of America Corp.	59,940	861,338

Bank of New York Mellon Corp. (The)	34,802	859,261

Best Buy Co., Inc.	16,909	572,539

Chevron Corp.	20,306	1,377,965

Coach, Inc.	28,556	1,043,722

ConocoPhillips	22,414	1,100,303

DaVita, Inc.(a)	13,216	825,207

Diebold, Inc.	23,158	631,055

DTE Energy Co.	20,421	931,402

Energen Corp.	17,840	790,847

GameStop Corp. (Class A)(a)	40,547	761,878

International Business Machines Corp.	4,982	615,177

Johnson & Johnson	24,113	1,424,114

Kroger Co. (The)	52,081	1,025,475

Merck & Co., Inc.	41,919	1,465,907

Microsoft Corp.	36,089	830,408

Morgan Stanley	36,316	842,894

Oracle Corp.	59,163	1,269,638

Pfizer, Inc.	49,283	702,776

Philip Morris International, Inc.	14,694	673,573

Potlatch Corp.	12,655	452,163

Sonoco Products Co.	9,911	302,087

Stryker Corp.	14,294	715,558

Valero Energy Corp.	42,164	758,109

WellPoint, Inc.(a)	25,974	1,270,908

WR Berkley Corp.	23,754	628,531

		27,702,063

Total Common Stocks & Other Equity Interests (Cost $72,376,760)		72,951,911

Money Market Funds–2.6%
Liquid Assets Portfolio–Institutional Class(b)	986,436	986,436

Premier Portfolio–Institutional Class(b)	986,436	986,436

Total Money Market funds (Cost $1,972,872)		1,972,872

TOTAL INVESTMENTS (Cost $74,349,632)–99.0%		74,924,783

OTHER ASSETS LESS LIABILITIES–1.0%		777,301

NET ASSETS–100.0%		$75,702,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Dividend Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt.

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on net assets
as of June 30, 2010

Financials	18.2%

Energy	12.9

Health Care	11.7

Industrials	8.9

Consumer Discretionary	8.6

Information Technology	8.7

Consumer Staples	7.8

Telecommunication Services	6.8

Materials	6.9

Utilities	5.9

Money Market Funds Plus Other Assets Less Liabilities	3.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $72,376,760)	$72,951,911

Investments in affiliated money market funds, at value and cost	1,972,872

Total investments, at value (Cost $74,349,632)	74,924,783

Foreign currencies, at value (Cost $398,874)	296,528

Receivable for:
Investments sold	55,462,167

Dividends	248,277

Fund shares sold	27,857

Other Assets	7,881

Total assets	130,967,493

Liabilities:
Payable for:
Investments purchased	55,137,863

Fund shares reacquired	62,480

Accrued fees to affiliates	28,905

Accrued other operating expenses	32,667

Trustee retirement	3,494

Total liabilities	55,265,409

Net assets applicable to shares outstanding	$75,702,084

Net assets consist of:
Shares of beneficial interest	$89,991,443

Undistributed net investment income	931,582

Undistributed net realized gain (loss)	(15,697,494)

Unrealized appreciation	476,553

$75,702,084

Net Assets:
Series I	$50,333,997

Series II	$25,368,087

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	6,634,515

Series II	3,371,075

Series I:
Net asset value per share	$7.59

Series II:
Net asset value per share	$7.53

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Dividends (net of $109,663 foreign withholding tax)	$1,785,369

Dividends from affiliated money market funds	905

Income from securities loaned	12,705

Total investment income	1,798,979

Expenses
Advisory fees	286,937

Administrative services fees	49,414

Custodian fees	21,714

Distribution fees-Series II	35,727

Transfer agent fees	250

Trustees’ and officers’ fees and benefits	2,457

Shareholder reports and notices	23,971

Other	26,251

Total expenses	446,721

Less: Fees waived	(4,370)

Net expenses	442,351

Net investment income	1,356,628

Realized and unrealized gain (loss) from:
Realized Gain (Loss) on:
Investment securities	3,408,488

Foreign currencies	(143,897)

Foreign currency contracts	1,570,387

4,834,978

Change in net unrealized appreciation (depreciation) of:
Investment securities	(13,570,110)

Foreign currencies	(94,629)

Foreign currency contracts	(421,445)

(14,086,184)

Net realized and unrealized gain (loss)	(9,251,206)

Net increase (decrease) in net assets resulting from operations	$(7,894,578)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Dividend Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	For the six	For the
	months ended	year ended
	June 30, 2010	December 31, 2009

Operations:
Net investment income	$1,356,628	$3,048,064

Net realized gain	4,834,978	3,073,323

Change in net unrealized appreciation (depreciation)	(14,086,184)	6,730,620

Net increase (decrease) in net assets resulting from operations	(7,894,578)	12,852,007

Distributions to shareholders from net investment income:
Series I	(1,056,638)	(2,992,150)

Series II	(465,368)	(1,372,445)

Total Dividends	(1,522,006)	(4,364,595)

Net increase (decrease) from transactions in shares of beneficial interest	(5,641,602)	(9,583,791)

Net increase (decrease) in net assets	(15,058,186)	(1,096,379)

Net Assets:
Beginning of period	90,760,270	91,856,649

End of period (includes undistributed net investment income of $931,582 and $1,096,960, respectively)	$75,702,084	$90,760,270

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Dividend Growth Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Variable Investment Series Global Dividend Growth Portfolio (the “Acquired Fund”), an investment portfolio of Morgan Stanley Variable Investment Series. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class X and Class Y shares received Series I and Series II shares, respectively, of the Fund.
  Information for the Acquired Fund’s — Class X and Class Y shares prior to the Reorganization are included with Series I and Series II shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. Global Dividend Growth Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Global Dividend Growth Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.67%

Next $500 million	0.645%

Next $1 billion	0.62%

Next $1 billion	0.595%

Next $1 billion	0.57%

Over $4.5 billion	0.545%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Prior to the Reorganization, Morgan Stanley Investment Management Limited served as sub-adviser to the Acquired Fund.
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 0.94% and Series II shares to 1.19% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the

Invesco V.I. Global Dividend Growth Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the six months ended June 30, 2010, the Adviser and MSIA waived advisory fees of $3,631 and $739, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $16,229 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $29,075 to Morgan Stanley Services Company, Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $207 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $30,425 to Morgan Stanley Distributors Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class Y shares. For the six months ended June 30, 2010, expenses incurred under the Plans are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Dividend Growth Fund

	Level 1*	Level 2*	Level 3	Total

Australia	$2,024,080	$—	$—	$2,024,080

Austria	—	28,812	—	28,812

Bermuda	615,338	—	—	615,338

Brazil	402,472	—	—	402,472

Canada	2,867,356	—	—	2,867,356

Finland	544,290	—	—	544,290

France	1,883,055	2,745,307	—	4,628,362

Germany	2,163,461	—	—	2,163,461

Greece	371,007	—	—	371,007

India	45,282	—	—	45,282

Ireland	98,854	—	—	98,854

Israel	—	318,314	—	318,314

Italy	—	824,237	—	824,237

Japan	8,761,837	2,149,107	—	10,910,944

Mexico	96,896	—	—	96,896

Netherlands	856,367	663,721	—	1,520,088

Norway	674,984	—	—	674,984

Republic of Korea	930,580	—	—	930,580

Russia	—	179,067	—	179,067

Singapore	—	1,368,653	—	1,368,653

Spain	1,191,656	1,016,934	—	2,208,590

Switzerland	3,672,926	370,474	—	4,043,400

Taiwan	427,953	71,892	—	499,845

United Kingdom	2,768,232	5,116,704	—	7,884,936

United States	29,674,935	—	—	29,674,935

	$60,071,562	$14,853,221	$—	$74,924,783

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

As of June 30, 2010, the Fund did not hold any derivative instruments.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency Contracts*

Realized Gain
Currency risk	$1,570,387

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(421,445)

Total	$1,148,942

*	The average value of foreign currency contracts outstanding during the period was $13,435,968.

Invesco V.I. Global Dividend Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward (000’s)*

2016	$3,068

2017	16,976

Total capital loss carryforward	$20,044

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $88,473,819 and $90,912,417, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,791,932

Aggregate unrealized (depreciation) of investment securities	(1,623,122)

Net unrealized appreciation of investment securities	$168,810

Cost of investments for tax purposes is $74,755,973.

Invesco V.I. Global Dividend Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	For the six months ended		For the year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Series I
Sold	31,466	$260,977	39,028	$300,376

Reinvestment of dividends and distributions	134,262	1,056,638	412,142	2,992,150

Redeemed	(623,599)	(5,226,498)	(1,414,208)	(10,681,016)

Net increase (decrease) — Series I	(457,871)	(3,908,883)	(963,038)	(7,388,490)

Series II
Sold	12,807	105,596	120,372	854,130

Reinvestment of dividends and distributions	59,586	465,368	190,617	1,372,445

Redeemed	(278,389)	(2,303,683)	(590,289)	(4,421,876)

Net increase (decrease) — Series II	(205,996)	(1,732,719)	(279,300)	(2,195,301)

Net increase (decrease) in share activity	(663,867)	$(5,641,602)	(1,242,338)	$(9,583,791)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Dividend Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	For the six months
	ended June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Selected per share data:

Net asset value, beginning of period	$8.53		$7.74		$16.87		$17.81	$15.12	$14.46

Income (loss) from investment operations:
Net investment income(a)	0.14		0.28		0.00		0.31	0.29	0.27

Net realized and unrealized gain (loss)	(0.92)		0.92		(5.94)		1.01	2.94	0.63

Total income (loss) from investment operations	(0.78)		1.20		(5.94)		1.32	3.23	0.90

Less dividends and distributions from:
Net investment income	(0.16)		(0.41)		(0.40)		(0.36)	(0.33)	(0.24)

Net realized gain	—		—		(2.79)		(1.90)	(0.21)	—

Total dividends and distributions	(0.16)		(0.41)		(3.19)		(2.26)	(0.54)	(0.24)

Net asset value, end of period	$7.59		$8.53		$7.74		$16.87	$17.81	$15.12

Total return(b)	(9.22)%		16.44%		(40.94)%		7.02%	21.94%	6.34%

Net assets, end of period, (000’s)	$50,334		$60,521		$62,333		$136,495	$165,864	$181,475

Ratios to average net assets:
With fee waivers and/or expense reimbursements	0.95	%(c)	0.93	%(d)	0.86	%(d)	0.82%	0.83%	0.82%

Without fee waivers and/or expense reimbursements	0.96	%(c)

Net investment income	3.25	%(c)	3.64	%(d)	3.04	%(d)	1.72%	1.80%	1.88%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental data:

Portfolio turnover(f)	106%		79%		88%		38%	24%	20%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $57,447.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Global Dividend Growth Fund

NOTE 10—Financial Highlights—(continued)

	Series II
	For the six months
	ended June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Selected per share data:

Net asset value, beginning of period	$8.45		$7.66		$16.70		$17.66	$15.00	$14.34

Income (loss) from investment operations:
Net investment income(a)	0.12		0.26		0.00		0.26	0.25	0.23

Net realized and unrealized gain (loss)	(0.90)		0.91		(5.90)		1.00	2.91	0.64

Total income (loss) from investment operations	(0.78)		1.17		(5.90)		1.26	3.16	0.87

Less dividends and distributions from:
Net investment income	(0.14)		(0.38)		(0.35)		(0.32)	(0.29)	(0.21)

Net realized gain	—		—		(2.79)		(1.90)	(0.21)	—

Total dividends and distributions	(0.14)		(0.38)		(3.14)		(2.22)	(0.50)	(0.21)

Net asset value, end of period	$7.53		$8.45		$7.66		$16.70	$17.66	$15.00

Total return(b)	(9.31)%		16.11%		(41.09)%		6.77%	21.60%	6.17%

Net assets, end of period, (000’s)	$25,368		$30,239		$29,524		$65,364	$74,749	$71,123

Ratios to average net assets:
With fee waivers and/or expense reimbursements	1.20	%(c)	1.18	%(d)	1.11	%(d)	1.07%	1.08%	1.07%

Without fee waivers and/or expense reimbursements	1.21	%(c)

Net investment income	3.00	%(c)	3.39	%(d)	2.79	%(d)	1.47%	1.55%	1.63%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental data:

Portfolio turnover(f)	106%		79%		88%		38%	24%	20%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $28,916.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Global Dividend Growth Fund

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco V.I. Global Dividend Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$907.80	$4.49	$1,020.08	$4.76	0.95%

Series II	1,000.00	906.90	5.67	1,018.84	6.01	1.20

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I, and Series II shares to 0.94% and 1.19% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.94% and 1.19% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.45 and $5.63 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.71 and $5.96 for Series I and Series II shares, respectively.

Invesco V.I. Global Dividend Growth Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. And Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco V.I. Global Dividend Growth Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund, (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund, and (iii) a Temporary Investment Services Agreement (TISA) by and among Invesco Advisers and Morgan Stanley Investment Management Limited (the MS Sub-Adviser) for the possible provision of temporary investment services to the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers, the Affiliated Sub-Advisers and the MS Sub-Adviser under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers and MS Sub-Adviser
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.
  The Board considered that the TISA is necessary because certain portfolio managers cannot be migrated to the Invesco Advisers front-end compliance system immediately upon reorganization with the Acquired Fund. The TISA permits those portfolio managers, who will remain employed by the MS Sub-Adviser for a temporary period following the reorganization with the Acquired Fund, to continue to be primarily responsible for the day-to-day management of the Fund. The Board considered that the MS Sub-Adviser had managed the Acquired Fund and that the board of the Acquired Fund had approved an investment advisory agreement with the MS Sub-Adviser. The Board concluded that the nature, extent and quality of the services to be provided by the MS Sub-Adviser are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates. The Board also noted that the sub-advisory fees paid under the TISA have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rates, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates

Invesco V.I. Global Dividend Growth Fund

provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations. Given the temporary nature of the TISA, the Board did not consider the profitability of the MS Sub-Adviser.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Global Dividend Growth Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Variable Investment Series — Global Dividend Growth Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	9,313,476	571,294	624,113	0

Invesco V.I. Global Dividend Growth Fund

Invesco V.I. Global Health Care Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIGHC-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-7.56%

Series II Shares	-7.69

MSCI World Index▼(Broad Market Index)	-9.84

MSCI World Health Care Index▼(Style-Specific Index)	-9.57

Lipper VUF Health/Biotechnology Funds Category Average▼(Peer Group)	-6.07

▼Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.
The Lipper VUF Health/Biotechnology Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Health/ Biotechnology Funds category.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (5/21/97)	5.83%

10 Years	0.67

5 Years	1.65

1 Year	8.69

Series II Shares

10 Years	0.41%

5 Years	1.39

1 Year	8.40

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.15% and 1.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Global Health Care Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.57%
Biotechnology–22.14%
AMAG Pharmaceuticals, Inc.(b)	19,472	$668,863

Amgen Inc.(b)	110,398	5,806,935

Biogen Idec Inc.(b)	45,966	2,181,087

BioMarin Pharmaceutical Inc.(b)	124,174	2,354,339

Celgene Corp.(b)	40,563	2,061,412

Genzyme Corp.(b)	76,240	3,870,705

Gilead Sciences, Inc.(b)	199,218	6,829,193

Human Genome Sciences, Inc.(b)	57,275	1,297,851

Incyte Corp.(b)	63,690	705,048

Myriad Genetics, Inc.(b)	52,578	786,041

Pharmasset, Inc.(b)	19,764	540,348

Savient Pharmaceuticals Inc.(b)	103,539	1,304,591

United Therapeutics Corp.(b)	44,944	2,193,717

Vertex Pharmaceuticals Inc.(b)	42,420	1,395,618

		31,995,748

Drug Retail–5.62%
CVS Caremark Corp.	208,709	6,119,348

Drogasil S.A. (Brazil)	104,820	2,003,263

		8,122,611

Health Care Distributors–1.95%
McKesson Corp.	41,892	2,813,467

Health Care Equipment–12.86%
Baxter International Inc.	69,269	2,815,092

Boston Scientific Corp.(b)	467,836	2,713,449

CareFusion Corp.(b)	61,075	1,386,402

Covidien PLC (Ireland)	53,507	2,149,911

Dexcom Inc.(b)	48,428	559,828

Hologic, Inc.(b)	104,356	1,453,679

Hospira, Inc.(b)	44,422	2,552,044

St. Jude Medical, Inc.(b)	41,755	1,506,938

Wright Medical Group, Inc.(b)	67,893	1,127,703

Zimmer Holdings, Inc.(b)	43,003	2,324,312

		18,589,358

Health Care Facilities–2.69%
Assisted Living Concepts Inc.–Class A(b)	31,460	930,901

Rhoen-Klinikum AG (Germany)	133,140	2,957,809

		3,888,710

Health Care Services–8.83%
DaVita, Inc.(b)	56,085	3,501,948

Express Scripts, Inc.(b)	75,836	3,565,809

Medco Health Solutions, Inc.(b)	39,089	2,153,022

Omnicare, Inc.	57,542	1,363,745

Quest Diagnostics Inc.	43,855	2,182,663

		12,767,187

Health Care Supplies–2.56%
Alcon, Inc.	16,285	2,413,274

Immucor, Inc.(b)	67,457	1,285,056

		3,698,330

Health Care Technology–0.70%
Allscripts-Misys Healthcare Solutions, Inc.(b)(c)	62,810	1,011,241

Life & Health Insurance–1.19%
Amil Participacoes S.A. (Brazil)(d)	211,100	1,713,170

Life Sciences Tools & Services–9.66%
Gerresheimer AG (Germany)(b)	74,157	2,360,959

Life Technologies Corp.(b)	76,098	3,595,630

Pharmaceutical Product Development, Inc.	78,722	2,000,326

Thermo Fisher Scientific, Inc.(b)	122,418	6,004,603

		13,961,518

Managed Health Care–9.97%
Aetna Inc.	125,839	3,319,633

AMERIGROUP Corp.(b)	44,144	1,433,797

Aveta, Inc. (Acquired 12/21/05; Cost $1,655,802)(b)(d)	122,652	705,249

CIGNA Corp.	40,036	1,243,518

Health Net Inc.(b)	89,937	2,191,765

UnitedHealth Group Inc.	74,099	2,104,411

WellPoint Inc.(b)	69,819	3,416,244

		14,414,617

Pharmaceuticals–19.40%
Abbott Laboratories	105,877	4,952,926

Allergan, Inc.	40,758	2,374,561

Bayer AG (Germany)	22,993	1,283,158

EastPharma Ltd.–GDR (Turkey)(d)	114,132	159,785

Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,261,937

Ipsen S.A. (France)	32,981	1,008,476

Johnson & Johnson	65,483	3,867,426

Novartis AG–ADR (Switzerland)	52,410	2,532,451

Pharmstandard–GDR (Russia)(d)	23,450	511,552

Roche Holding AG (Switzerland)	41,608	5,712,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Shire PLC–ADR (United Kingdom)	43,278	$2,656,404

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	33,100	1,720,869

		28,042,511

Total Common Stocks & Other Equity Interests (Cost $146,868,616)		141,018,468

Money Market Funds–2.52%
Liquid Assets Portfolio–Institutional Class(e)	1,820,737	1,820,737

Premier Portfolio–Institutional Class(e)	1,820,737	1,820,737

Total Money Market Funds (Cost $3,641,474)		3,641,474

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.09% (Cost $150,510,090)		144,659,942

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Liquid Assets Portfolio–Institutional Class (Cost $261,405)(e)(f)	261,405	261,405

TOTAL INVESTMENTS–100.27% (Cost $150,771,495)		144,921,347

OTHER ASSETS LESS LIABILITIES–(0.27)%		(386,932)

NET ASSETS–100.00%		$144,534,415

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $3,089,756, which represented 2.14% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By country, based on Net Assets
as of June 30, 2010

United States	78.2%

Switzerland	5.7

Germany	4.6

United Kingdom	2.7

Brazil	2.6

Countries Each Less Than 2.0% of Portfolio	3.8

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $146,868,616)*	$141,018,468

Investments in affiliated money market funds, at value and cost	3,902,879

Total investments, at value (Cost $150,771,495)	144,921,347

Receivables for:
Fund shares sold	73,932

Dividends	98,591

Foreign currency contracts outstanding	57,157

Investment for trustee deferred compensation and retirement plans	14,695

Other assets	1,884

Total assets	145,167,606

Liabilities:
Payables for:
Fund shares reacquired	176,572

Collateral upon return of securities loaned	261,405

Accrued fees to affiliates	118,270

Accrued other operating expenses	36,161

Trustee deferred compensation and retirement plans	40,783

Total liabilities	633,191

Net assets applicable to shares outstanding	$144,534,415

Net assets consist of:
Shares of beneficial interest	$173,197,967

Undistributed net investment income	88,863

Undistributed net realized gain (loss)	(22,942,193)

Unrealized appreciation (depreciation)	(5,810,222)

$144,534,415

Net Assets:
Series I	$119,568,131

Series II	$24,966,284

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	8,150,998

Series II	1,733,977

Series I:
Net asset value per share	$14.67

Series II:
Net asset value per share	$14.40

*	At June 30, 2010, securities with an aggregate value of $252,770 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $95,904)	$1,060,548

Dividends from affiliated money market funds (includes securities lending income of $6,472)	10,994

Total investment income	1,071,542

Expenses:
Advisory fees	616,081

Administrative services fees	226,736

Custodian fees	10,270

Distribution fees — Series II	33,986

Transfer agent fees	19,768

Trustees’ and officers’ fees and benefits	11,524

Other	32,397

Total expenses	950,762

Less: Fees waived	(7,447)

Net expenses	943,315

Net investment income	128,227

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	4,654,189

Foreign currencies	732

Foreign currency contracts	867,657

5,522,578

Change in net unrealized appreciation (depreciation) of:
Investment securities	(17,692,463)

Foreign currencies	(5,906)

Foreign currency contracts	(170,934)

(17,869,303)

Net realized and unrealized gain (loss)	(12,346,725)

Net increase (decrease) in net assets resulting from operations	$(12,218,498)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$128,227	$(131,082)

Net realized gain (loss)	5,522,578	(14,305,912)

Change in net unrealized appreciation (depreciation)	(17,869,303)	50,968,906

Net increase (decrease) in net assets resulting from operations	(12,218,498)	36,531,912

Distributions to shareholders from net investment income:
Series I	—	(447,208)

Series II	—	(30,590)

Total distributions from net investment income	—	(477,798)

Share transactions-net:
Series I	(13,962,873)	(15,173,536)

Series II	346,242	1,039,283

Net increase (decrease) in net assets resulting from share transactions	(13,616,631)	(14,134,253)

Net increase (decrease) in net assets	(25,835,129)	21,919,861

Net assets:
Beginning of period	170,369,544	148,449,683

End of period (includes undistributed net investment income (loss) of $88,863 and $(39,364), respectively)	$144,534,415	$170,369,544

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Health Care Fund, formerly AIM V.I. Global Health Care Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Global Health Care Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments. Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.
Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Global Health Care Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Global Health Care Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $7,447.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $201,942 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation

Invesco V.I. Global Health Care Fund

inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Biotechnology	$31,995,748	$—	$—	$31,995,748

Drug Retail	8,122,611	—	—	8,122,611

Health Care Distributors	2,813,467	—	—	2,813,467

Health Care Equipment	18,589,358	—	—	18,589,358

Health Care Facilities	930,901	2,957,809	—	3,888,710

Health Care Services	12,767,187	—	—	12,767,187

Health Care Supplies	3,698,330	—	—	3,698,330

Health Care Technology	1,011,241	—	—	1,011,241

Life & Health Insurance	1,713,170	—	—	1,713,170

Life Sciences Tools & Services	11,600,559	2,360,959	—	13,961,518

Managed Health Care	13,709,368	—	705,249	14,414,617

Money Market Funds	3,902,879	—	—	3,902,879

Pharmaceuticals	19,272,898	8,769,613	—	28,042,511

	$130,127,717	$14,088,381	$705,249	$144,921,347

Foreign Currency Contracts*	—	40,003	—	40,003

Total Investments	$130,127,717	$14,128,384	$705,249	$144,961,350

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$115,967	$(75,964)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Invesco V.I. Global Health Care Fund

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$867,657

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(170,934)

Total	$696,723

*	The average value of foreign currency contracts outstanding during the period was $6,081,645.

Open Foreign Currency Contracts
						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

08/10/10	CHF	2,931,600	USD	2,645,538	$2,721,502	$(75,964)

08/10/10	EUR	2,286,200	USD	2,912,710	2,796,743	115,967

Total open foreign currency contracts						$40,003

Closed Foreign Currency Contracts
Closed	Contract to					Realized
Date	Deliver		Receive		Value	Gain

05/25/10	USD	428,760	EUR	350,000	$445,914	$17,154

Total foreign currency contracts						$57,157

Currency Abbreviations:
CHF	– Swiss Fran
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $352,186.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Global Health Care Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$12,235,817

December 31, 2017	15,956,934

Total capital loss carryforward	$28,192,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $16,186,944 and $22,905,487, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,991,323

Aggregate unrealized (depreciation) of investment securities	(18,902,554)

Net unrealized appreciation (depreciation) of investment securities	$(5,911,231)

Cost of investments for tax purposes is $150,832,578.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	871,590	$14,177,005	1,972,429	$27,454,826

Series II	160,817	2,538,704	341,255	4,410,301

Issued as reinvestment of dividends:
Series I	—	—	28,759	447,208

Series II	—	—	2,002	30,590

Reacquired:
Series I	(1,772,477)	(28,139,878)	(3,260,825)	(43,075,570)

Series II	(140,165)	(2,192,462)	(252,057)	(3,401,608)

Net increase (decrease) in share activity	(880,235)	$(13,616,631)	(1,168,437)	$(14,134,253)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Health Care Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset	Net		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$15.87	$0.02	(c)	$(1.22)	$(1.20)	$—	$—	$—	$14.67	(7.56)%	$119,568	1.11	%(d)	1.12	%(d)	0.20	%(d)	10%
Year ended 12/31/09	12.47	(0.01	)(c)	3.46	3.45	(0.05)	—	(0.05)	15.87	27.67	143,648	1.13		1.14		(0.05)		45
Year ended 12/31/08	24.06	0.07	(c)(e)	(7.16)	(7.09)	—	(4.50)	(4.50)	12.47	(28.62)	128,563	1.12		1.13		0.34	(e)	67
Year ended 12/31/07	21.51	(0.01	)(c)	2.56	2.55	—	—	—	24.06	11.85	223,448	1.06		1.07		(0.06)		66
Year ended 12/31/06	20.44	(0.04	)(c)	1.11	1.07	—	—	—	21.51	5.24	235,509	1.10		1.10		(0.19)		79
Year ended 12/31/05	18.90	(0.06)		1.60	1.54	—	—	—	20.44	8.15	257,736	1.08		1.09		(0.24)		82

Series II
Six months ended 06/30/10	15.60	0.00	(c)	(1.20)	(1.20)	—	—	—	14.40	(7.69)	24,966	1.36	(d)	1.37	(d)	(0.05	)(d)	10
Year ended 12/31/09	12.26	(0.04	)(c)	3.40	3.36	(0.02)	—	(0.02)	15.60	27.39	26,722	1.38		1.39		(0.30)		45
Year ended 12/31/08	23.82	0.02	(c)(e)	(7.08)	(7.06)	—	(4.50)	(4.50)	12.26	(28.78)	19,886	1.37		1.38		0.09	(e)	67
Year ended 12/31/07	21.36	(0.07	)(c)	2.53	2.46	—	—	—	23.82	11.52	20,817	1.31		1.32		(0.31)		66
Year ended 12/31/06	20.34	(0.09	)(c)	1.11	1.02	—	—	—	21.36	5.01	97,646	1.35		1.35		(0.44)		79
Year ended 12/31/05	18.86	(0.09)		1.57	1.48	—	—	—	20.34	7.85	11	1.33		1.34		(0.49)		82

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $138,236 and $27,414 for Series I and Series II shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of All-scripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.08% and $(0.03) and (0.17)% for Series I and Series II shares, respectively.

Invesco V.I. Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$924.40	$5.30	$1,019.29	$5.56	1.11%

Series II	1,000.00	923.10	6.48	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Health Care Fund

Approval of Investment Advisory and Sub-advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Global Health Care Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Global Health Care Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Health/Biotechnology Index. The Board noted that the performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which included using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  The Board noted that Affiliated Sub-Advisers and other Invesco Advisers affiliated investment advisers advise funds with comparable investment strategies in other jurisdictions; however, the Board did not consider comparisons of fees charged to those funds to be apt, as those fees may include more than investment management services. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, the expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Advisers pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Multi-Asset Fund
          Semiannual Report to Shareholders ▪ June 30, 2010

          Effective April 30, 2010, Invesco V.I. PowerShares ETF Allocation Fund was renamed
          Invesco V.I. Global Multi-Asset Fund.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGMA-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-1.31%
Series II Shares	-1.46
MSCI World Index▼ (Broad Market Index)	-9.84
Custom V.I. Global Multi-Asset Fund Index■ (Style-Specific Index)	-2.94
Lipper VUF Global Flexible Portfolio Funds Category Average▼ (Peer Group)	-4.23
Lipper VUF Global Core Funds Index▼ (Former Peer Group Index)	-8.59

▼	Lipper Inc.; ■ Invesco, Lipper, Inc.
During the reporting period, the Fund elected to use the Lipper VUF Global Flexible Portfolio Funds Category Average as its peer group rather than the Lipper VUF Global Core Funds Index because it more closely reflects the performance of the securities in which the Fund invests.
The MSCI World Index is an unmanaged index considered representative of stocks of developed countries.
     The Custom V.I. Global Multi-Asset Fund Index, created by Invesco to serve as a benchmark for Invesco V.I. Global Multi-Asset Fund, is composed of the following indexes: MSCI World (54%) and Barclays Capital U.S. Universal (46%).
     The Lipper VUF Global Flexible Portfolio Funds Category Average is an average of all the variable insurance underlying funds tracked by the Lipper Global Flexible Portfolio Funds category.
     The Lipper VUF Global Core Funds Index is an unmanaged index considered representative of global core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (10/24/08)	21.92%
1 Year	15.32

Series II Shares
Inception (10/24/08)	21.52%
1 Year	15.00
The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.74% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 2.37% and 2.62%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Multi-Asset Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
Invesco V.I. Global Multi-Asset Fund

Schedule of Investments

June 30, 2010
(Unaudited)

Schedule of Investments in Affiliated Issuers — 100.18%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	6/30/10	6/30/10

Domestic Equity ETFs–22.00%
iShares MSCI EAFE Small Cap Index Fund(b)	6.59%	$—	$5,700,274	$(1,347,740)	$(601,188)	$(215,771)	$31,480	108,720	$3,535,575

PowerShares FTSE RAFI US 1000 Portfolio	9.19%	5,362,923	1,722,143	(1,859,979)	(212,084)	(77,899)	28,427	108,440	4,935,104

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6.22%	3,507,833	1,247,351	(1,399,331)	(284,027)	270,100	6,498	67,080	3,341,926

Total Domestic Equity ETFs		8,870,756	8,669,768	(4,607,050)	(1,097,299)	(23,570)	66,405	284,240	11,812,605

Fixed-Income ETFs–52.21%
iShares Barclays 20+ Year Treasury Bond Fund(b)	36.27%	—	19,980,758	(2,110,759)	1,590,218	18,294	43,148	191,435	19,478,511

PowerShares 1-30 Laddered Treasury Portfolio	—%	10,598,640	3,867,178	(14,559,010)	340,565	(247,373)	166,375	—	—

PowerShares Emerging Markets Sovereign Debt Portfolio	9.99%	4,617,101	2,278,172	(1,616,817)	119,308	(34,509)	179,255	205,410	5,363,255

PowerShares High Yield Corporate Bond Portfolio	5.95%	3,273,858	940,789	(855,464)	(117,680)	(46,934)	143,157	184,125	3,194,569

Total Fixed-Income ETFs		18,489,599	27,066,897	(19,142,050)	1,932,411	(310,522)	531,935	580,970	28,036,335

Foreign Equity ETFs–23.63%
iShares MSCI Japan Index Fund(b)	6.45%	3,690,486	1,682,058	(1,586,771)	(195,762)	(125,475)	26,289	376,580	3,464,536

iShares MSCI Pacific ex-Japan Index Fund(b)	5.64%	—	4,965,482	(1,149,289)	(599,128)	(191,317)	48,557	84,660	3,025,748

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—%	3,590,795	1,149,328	(4,838,534)	(605,007)	703,418	12,566	—	—

PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio	—%	4,108,289	1,488,183	(5,797,380)	(457,066)	657,974	4,561	—	—

PowerShares FTSE RAFI Emerging Markets Portfolio	4.97%	3,262,704	1,229,220	(1,348,762)	(311,679)	(161,283)	4,370	130,000	2,670,200

PowerShares FTSE RAFI Europe Portfolio	—%	3,618,122	2,089,801	(5,406,507)	(508,290)	206,874	1,709	—	—

Vanguard European ETF(b)	6.57%	—	4,951,746	(745,002)	(572,328)	(109,150)	—	87,715	3,525,266

Total Foreign Equity ETFs		18,270,396	17,555,818	(20,872,245)	(3,249,260)	981,041	98,052	678,955	12,685,750

Money Market Funds–2.34%
Liquid Assets Portfolio–Institutional Class	1.17%	1,183,493	8,576,664	(9,130,413)	—	—	413	629,744	629,744

Premier Portfolio–Institutional Class	1.17%	1,183,493	8,576,664	(9,130,413)	—	—	170	629,744	629,744

Total Money Market Funds		2,366,986	17,153,328	(18,260,826)	—	—	583	1,259,488	1,259,488

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $52,541,979)	100.18%	47,997,737	70,445,811	(62,882,171)	(2,414,148)	646,949	696,975		53,794,178

OTHER ASSETS LESS LIABILITIES	(0.18)%								(99,006)

NET ASSETS	100.00%								$53,695,172

Investment Abbreviations:

ETF	– Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Unless otherwise indicated, each exchange-traded fund or mutual fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-affiliate of the Fund or its investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Multi-Asset Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments — non affiliates at value (Cost $33,373,456)	$33,029,636

Investments — affiliates, at value (Cost $19,168,523)	20,764,542

Total investments, at value (Cost $52,541,979)	53,794,178

Receivables for:
Fund shares sold	1,819

Dividends from affiliates	119

Investment for trustee deferred compensation and retirement plans	2,917

Other assets	2,427

Total assets	53,801,460

Liabilities:
Payables for:
Fund shares reacquired	8,679

Accrued fees to affiliates	68,309

Accrued other operating expenses	26,087

Trustee deferred compensation and retirement plans	3,213

Total liabilities	106,288

Net assets applicable to shares outstanding	$53,695,172

Net assets consist of:
Shares of beneficial interest	$51,185,488

Undistributed net investment income	802,648

Undistributed net realized gain	454,837

Unrealized appreciation	1,252,199

$53,695,172

Net Assets:
Series I	$1,170,941

Series II	$52,524,231

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	86,636

Series II	3,903,105

Series I:
Net asset value per share	$13.52

Series II:
Net asset value per share	$13.46

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends — non affiliates	$149,474

Dividends — affiliates	547,501

Total investment income	696,975

Expenses:
Advisory fees	179,676

Administrative services fees	91,953

Custodian fees	3,590

Distribution fees — Series II	65,921

Transfer agent fees	1,585

Trustees’ and officers’ fees and benefits	9,946

Other	22,809

Total expenses	375,480

Less: Fees waived and expenses reimbursed	(269,893)

Net expenses	105,587

Net investment income	591,388

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities — non affiliates	(623,419)

Investment securities — affiliates	1,270,368

646,949

Change in net unrealized appreciation (depreciation) of:
Investment securities — non affiliates	(378,188)

Investment securities — affiliates	(2,035,960)

(2,414,148)

Net realized and unrealized gain (loss)	(1,767,199)

Net increase (decrease) in net assets resulting from operations	$(1,175,811)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Multi-Asset Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$591,388	$656,894

Net realized gain (loss)	646,949	(107,864)

Change in net unrealized appreciation (depreciation)	(2,414,148)	3,623,261

Net increase (decrease) in net assets resulting from operations	(1,175,811)	4,172,291

Distributions to shareholders from net investment income:
Series I	—	(10,312)

Series II	—	(452,703)

Total distributions from net investment income	—	(463,015)

Distributions to shareholders from net realized gains:
Series I	—	(1,782)

Series II	—	(84,532)

Total distributions from net realized gains	—	(86,314)

Share transactions–net:
Series I	282,928	690,765

Series II	7,727,460	42,009,701

Net increase in net assets resulting from share transactions	8,010,388	42,700,466

Net increase in net assets	6,834,577	46,323,428

Net assets:
Beginning of period	46,860,595	537,167

End of period (includes undistributed net investment income of $802,648 and $211,260, respectively)	$53,695,172	$46,860,595

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Multi-Asset Fund, formerly AIM V.I. PowerShares ETF Allocation Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The Fund primarily invests in exchange-traded funds (“underlying funds”) advised by Invesco PowerShares Capital Management LLC (“Invesco PowerShares”). The Fund may also invest in affiliated mutual funds advised by Invesco Advisers, Inc (“Invesco”); in unaffiliated mutual funds and exchange-traded funds and in other securities. Invesco and Invesco PowerShares (collectively the “Advisers”) are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and the affiliated underlying funds are available upon request.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

Invesco V.I. Global Multi-Asset Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

Invesco V.I. Global Multi-Asset Fund

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.67%

Next $250 million	0.655%

Next $500 million	0.64%

Next $1.5 billion	0.625%

Next $2.5 billion	0.61%

Next $2.5 billion	0.595%

Next $2.5 billion	0.58%

Over $10 billion	0.565%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective April 30, 2010, the Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.10% and Series II shares to 0.35% of average daily net assets. Prior to April 30, 2010, the Adviser had contractually agreed to limit total amount fund operating expense of Series I to 0.18% and Series II shares to 0.43% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and/or expense reimbursement” and (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $179,676 and reimbursed Fund expenses of $90,217.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance

Invesco V.I. Global Multi-Asset Fund

companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $67,158 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$53,794,178	$—	$—	$53,794,178

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,353 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Global Multi-Asset Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of December 31, 2009.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $53,292,483 and $44,621,345, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,994,125

Aggregate unrealized (depreciation) of investment securities	(1,934,038)

Net unrealized appreciation of investment securities	$1,060,087

Cost of investments for tax purposes is $52,734,091.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	39,373	$531,419	56,401	$738,272

Series II	1,249,472	17,327,614	3,459,519	43,759,281

Issued as reinvestment of dividends:
Series I	—	—	880	12,094

Series II	—	—	39,214	537,235

Reacquired:
Series I	(18,361)	(248,491)	(4,381)	(59,601)

Series II	(712,637)	(9,600,154)	(168,256)	(2,286,815)

Net increase in share activity	557,847	$8,010,388	3,383,377	$42,700,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Multi-Asset Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$13.69	$0.17	$(0.34)	$(0.17)	$—	$—	$—	$13.52	(1.24)%	$1,171	0.14	%(d)	1.15	%(d)	2.45	%(d)	85%
Year ended 12/31/09	11.09	0.53	2.27	2.80	(0.17)	(0.03)	(0.20)	13.69	25.19	899	0.22		1.78		4.03		32
Year ended 12/31/08(e)	10.00	0.11	1.17	1.28	(0.19)	—	(0.19)	11.09	12.88	141	0.17	(f)	79.26	(f)	5.72	(f)	6

Series II
Six months ended 06/30/10	13.65	0.15	(0.34)	(0.19)	—	—	—	13.46	(1.39)	52,524	0.39	(d)	1.40	(d)	2.20	(d)	85
Year ended 12/31/09	11.07	0.49	2.27	2.76	(0.15)	(0.03)	(0.18)	13.65	24.95	45,962	0.47		2.03		3.78		32
Year ended 12/31/08(e)	10.00	0.11	1.15	1.26	(0.19)	—	(0.19)	11.07	12.66	396	0.42	(f)	79.51	(f)	5.47	(f)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $905 and $53,174 for Series I and Series II shares, respectively.
(e)	Commencement date of October 24, 2008.
(f)	Annualized.

Invesco V.I. Global Multi-Asset Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$986.90	$0.69	$1,024.10	$0.70	0.14%

Series II	1,000.00	985.40	1.92	1,022.86	1.96	0.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
  Effective April 30, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series I and Series II shares to 0.10% and 0.35% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.10% and 0.35% for Series I and Series II shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $0.49 and $1.72 for the Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $0.50 and $1.76 for the Series I and Series II shares, respectively.

Invesco V.I. Global Multi-Asset Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve the Invesco V.I. Global Multi-Asset Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who will provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Global Multi-Asset Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board noted that the Fund recently began operations and that only one calendar year of comparative performance data was available. The Board compared the Fund’s performance during the past calendar year to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser. The Board noted that the performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board noted that the Fund is a fund of funds and invests its assets principally in underlying funds rather than directly in individual securities. The Board considered the tactical asset allocation provided for the Fund, which is in contrast to the more static allocation models utilized by the Invesco Balanced-Risk and Asset Allocation funds.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the underlying funds fees, the advisory fee after fee waivers and fee and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. It is not anticipated that the Fund will execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Global Multi-Asset Fund

Invesco V.I. Global Real Estate Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGRE-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-6.01%
Series II Shares	-6.12
MSCI World Index▼ (Broad Market Index)	-9.84
FTSE EPRA/NAREIT Developed Real Estate Index■ (Style-Specific Index)	-4.23
Lipper VUF Real Estate Funds Category Average▼ (Peer Group)	1.18

▼	Lipper Inc.; ■ Invesco, Bloomberg L.P.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and REITs.
     The Lipper VUF Real Estate Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds category.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (3/31/98)	6.99%
10 Years	8.89
5 Years	-0.03
1 Year	19.60

Series II Shares
10 Years	8.63%
5 Years	-0.27
1 Year	19.40
Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.26% and 1.45%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.26% and 1.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2011. See current prospectus for more information.
Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.54%
Australia–9.15%
CFS Retail Property Trust	862,750	$1,366,362

Dexus Property Group	1,150,754	740,518

Goodman Group	2,955,626	1,557,498

ING Office Fund	2,050,171	991,719

Stockland	584,942	1,816,470

Westfield Group	527,143	5,362,495

		11,835,062

Austria–0.31%
Conwert Immobilien Invest S.E.	38,693	404,592

Brazil–0.73%
Aliansce Shopping Centers S.A.	23,300	146,496

BR Properties S.A.(a)	23,100	161,234

BR Properties S.A.	29,100	203,113

Multiplan Empreendimentos Imobiliarios S.A.	24,200	430,994

		941,837

Canada–2.92%
Boardwalk REIT	4,900	184,417

Canadian REIT	57,000	1,492,475

Cominar REIT	38,400	669,944

Morguard REIT	38,600	476,154

Primaris Retail REIT	58,000	950,864

		3,773,854

China–0.71%
Agile Property Holdings Ltd.	524,000	534,707

KWG Property Holding Ltd.	206,500	127,160

Renhe Commercial Holdings	624,000	129,324

Shimao Property Holdings Ltd.	82,000	127,248

		918,439

Finland–0.45%
Citycon Oyj	103,548	305,208

Sponda Oyj	92,930	279,527

		584,735

France–4.97%
Gecina S.A.	5,959	532,447

Klepierre	42,120	1,156,622

Mercialys	20,186	572,689

Societe Immobiliere de Location pour I’Industrie et le Commerce	7,105	701,393

Unibail-Rodamco S.E.	21,382	3,471,010

		6,434,161

Germany–0.16%
Deutsche Euroshop AG	7,691	208,934

Hong Kong–15.50%
China Overseas Land & Investment Ltd.	1,004,301	1,870,697

China Resources Land Ltd.	375,800	705,583

Hang Lung Properties Ltd.	575,000	2,205,289

Henderson Land Development Co. Ltd.	132,000	768,991

Hongkong Land Holdings Ltd.	479,000	2,368,073

Kerry Properties Ltd.	262,400	1,126,221

Link REIT (The)	305,500	755,820

New World Development Co., Ltd.	210,000	339,226

Sino Land Co. Ltd.	454,000	806,319

Sun Hung Kai Properties Ltd.	522,000	7,096,992

Wharf (Holdings) Ltd. (The)	416,000	2,013,673

		20,056,884

Japan–10.12%
AEON Mall Co., Ltd.	34,400	682,772

Japan Prime Realty Investment Corp.	276	580,156

Japan Real Estate Investment Corp.	131	1,068,682

Japan Retail Fund Investment Corp.	484	588,607

Kenedix Realty Investment Corp.	164	455,002

Mitsubishi Estate Co. Ltd.	290,000	4,027,529

Mitsui Fudosan Co., Ltd.	244,000	3,412,175

NTT Urban Development Corp.	659	520,907

Sumitomo Realty & Development Co., Ltd.	103,000	1,757,179

		13,093,009

Luxembourg–0.27%
ProLogis European Properties(b)	68,581	344,801

Malta–0.00%
BGP Holdings PLC(b)	3,053,090	0

Netherlands–1.39%
Corio N.V.	25,822	1,254,574

Eurocommercial Properties N.V.	16,895	539,689

		1,794,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Singapore–4.45%
Ascendas REIT	506,779	$654,093

CapitaCommercial Trust	794,000	686,944

Capitaland Ltd.	730,000	1,861,204

CapitaMall Trust	814,550	1,060,046

Keppel Land Ltd.	362,000	995,885

Suntec REIT	532,000	499,471

		5,757,643

Sweden–0.53%
Castellum A.B.	75,512	685,260

Switzerland–1.03%
Swiss Prime Site AG(b)	21,939	1,327,562

United Kingdom–5.09%
Big Yellow Group PLC	121,181	529,227

British Land Co. PLC	132,083	844,165

Derwent London PLC	29,997	557,152

Hammerson PLC	231,257	1,168,085

Hansteen Holdings PLC	410,412	406,549

Land Securities Group PLC	196,136	1,608,505

Segro PLC	132,467	498,859

Shaftesbury PLC	108,538	580,160

Unite Group PLC(b)	149,884	387,619

		6,580,321

United States–40.76%
Acadia Realty Trust	32,798	551,662

Alexandria Real Estate Equities, Inc.	25,683	1,627,532

AMB Property Corp.	36,575	867,193

AvalonBay Communities, Inc.	19,342	1,805,963

Boston Properties, Inc.	32,265	2,301,785

Brookfield Properties Corp.	90,625	1,273,722

Camden Property Trust	51,582	2,107,125

Corporate Office Properties Trust	6,934	261,828

DCT Industrial Trust Inc.	116,093	524,740

DiamondRock Hospitality Co.(b)	55,400	455,388

Digital Realty Trust, Inc.	46,741	2,696,021

Equity Residential	67,977	2,830,562

Essex Property Trust, Inc.	19,910	1,942,021

Federal Realty Investment Trust	4,300	302,161

HCP, Inc.	28,275	911,869

Health Care REIT, Inc.	50,130	2,111,476

Highwoods Properties, Inc.	15,088	418,843

Host Hotels & Resorts Inc.	170,682	2,300,793

Kilroy Realty Corp.	35,162	1,045,366

LaSalle Hotel Properties	18,800	386,716

Liberty Property Trust	62,296	1,797,240

Macerich Co. (The)	41,123	1,534,710

Marriott International, Inc.–Class A	30,609	916,434

Mid-America Apartment Communities, Inc.	5,100	262,497

Nationwide Health Properties, Inc.	32,134	1,149,433

OMEGA Healthcare Investors, Inc.	7,926	157,965

Piedmont Office Realty Trust Inc.–Class A	39,403	738,018

Post Properties, Inc.	3,003	68,258

ProLogis	129,998	1,316,880

Public Storage	24,086	2,117,400

Regency Centers Corp.	54,632	1,879,341

Retail Opportunity Investments Corp.	34,779	335,617

Senior Housing Properties Trust	70,598	1,419,726

Simon Property Group, Inc.	68,749	5,551,482

SL Green Realty Corp.	11,686	643,198

Sovran Self Storage, Inc.	8,600	296,098

Tanger Factory Outlet Centers, Inc.	14,578	603,238

Taubman Centers, Inc.	479	18,025

Ventas, Inc.	40,665	1,909,222

Vornado Realty Trust	36,493	2,662,164

Washington REIT	3,209	88,536

Weingarten Realty Investors	28,300	539,115

		52,727,363

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $115,148,579)		127,468,720

Money Market Funds–0.93%
Liquid Assets Portfolio–Institutional Class(c)	604,142	604,142

Premier Portfolio–Institutional Class(c)	604,142	604,142

Total Money Market Funds (Cost $1,208,284)		1,208,284

TOTAL INVESTMENTS–99.47% (Cost $116,356,863)		128,677,004

OTHER ASSETS LESS LIABILITIES–0.53%		680,152

NET ASSETS–100.00%		$129,357,156

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $161,234, which represented 0.12% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Portfolio Composition

By country, based on Net Assets
as of June 30, 2010

United States	40.8%

Hong Kong	15.5

Japan	10.1

Australia	9.1

United Kingdom	5.1

France	5.0

Singapore	4.4

Canada	2.9

Countries each less than 2.0% of portfolio	5.6

Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $115,148,579)	$127,468,720

Investments in affiliated money market funds, at value and cost	1,208,284

Total investments, at value (Cost $116,356,863)	128,677,004

Foreign currencies, at value (Cost $1,579,425)	1,582,888

Receivables for:
Investments sold	1,526,004

Fund shares sold	100,874

Dividends	501,743

Investment for trustee deferred compensation and retirement plans	9,698

Other assets	2,198

Total assets	132,400,409

Liabilities:
Payables for:
Investments purchased	2,637,607

Fund shares reacquired	237,300

Accrued fees to affiliates	95,214

Accrued other operating expenses	52,948

Trustee deferred compensation and retirement plans	20,184

Total liabilities	3,043,253

Net assets applicable to shares outstanding	$129,357,156

Net assets consist of:
Shares of beneficial interest	$161,447,206

Undistributed net investment income	5,175,238

Undistributed net realized gain (loss)	(49,582,494)

Unrealized appreciation	12,317,206

$129,357,156

Net Assets:
Series I	$114,841,525

Series II	$14,515,631

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	10,063,943

Series II	1,295,593

Series I:
Net asset value per share	$11.41

Series II:
Net asset value per share	$11.20

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $123,760)	$2,713,843

Dividends from affiliated money market funds	836

Total investment income	2,714,679

Expenses:
Advisory fees	521,400

Administrative services fees	191,343

Custodian fees	57,650

Distribution fees — Series II	16,313

Transfer agent fees	13,521

Trustees’ and officers’ fees and benefits	11,009

Other	30,842

Total expenses	842,078

Less: Fees waived	(1,463)

Net expenses	840,615

Net investment income	1,874,064

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	486,497

Foreign currencies	(114,491)

372,006

Change in net unrealized appreciation (depreciation) of:
Investment securities	(10,748,302)

Foreign currencies	(3,334)

(10,751,636)

Net realized and unrealized gain (loss)	(10,379,630)

Net increase (decrease) in net assets resulting from operations	$(8,505,566)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$1,874,064	$2,709,902

Net realized gain (loss)	372,006	(20,336,177)

Change in net unrealized appreciation (depreciation)	(10,751,636)	50,498,502

Net increase (decrease) in net assets resulting from operations	(8,505,566)	32,872,227

Share transactions–net:
Series I	(5,811,117)	15,146,597

Series II	3,663,655	5,205,429

Net increase (decrease) in net assets resulting from share transactions	(2,147,462)	20,352,026

Net increase (decrease) in net assets	(10,653,028)	53,224,253

Net assets:
Beginning of period	140,010,184	86,785,931

End of period (includes undistributed net investment income of $5,175,238 and $3,301,174, respectively)	$129,357,156	$140,010,184

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Real Estate Fund, formerly AIM V.I. Global Real Estate Fund, (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return through growth of capital and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Global Real Estate Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Global Real Estate Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

Invesco V.I. Global Real Estate Fund

Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $1,463.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $166,549 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Global Real Estate Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$11,835,062	$—	$11,835,062

Austria	—	404,592	—	404,592

Brazil	941,837	—	—	941,837

Canada	3,773,854	—	—	3,773,854

China	—	918,439	—	918,439

Finland	—	584,735	—	584,735

France	—	6,434,161	—	6,434,161

Germany	—	208,934	—	208,934

Hong Kong	—	20,056,884	—	20,056,884

Japan	—	13,093,009	—	13,093,009

Luxembourg	—	344,801	—	344,801

Malta	—	—	0	0

Netherlands	—	1,794,263	—	1,794,263

Singapore	—	5,757,643	—	5,757,643

Sweden	—	685,260	—	685,260

Switzerland	—	1,327,562	—	1,327,562

United Kingdom	—	6,580,321	—	6,580,321

United States	53,935,647	—	—	53,935,647

Total Investments	$58,651,338	$70,025,666	$0	$128,677,004

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Global Real Estate Fund

  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$18,695,360

December 31, 2017	22,621,345

Total capital loss carryforward	$41,316,705

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $67,347,536 and $66,586,246, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,120,109

Aggregate unrealized (depreciation) of investment securities	(5,993,446)

Net unrealized appreciation of investment securities	$126,663

Cost of investments for tax purposes is $128,550,341.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	1,811,092	$21,834,737	4,597,449	$43,715,169

Series II	406,060	4,803,468	617,087	6,098,786

Reacquired:
Series I	(2,311,276)	(27,645,854)	(2,977,162)	(28,568,572)

Series II	(98,203)	(1,139,813)	(91,409)	(893,357)

Net increase (decrease) in share activity	(192,327)	$(2,147,462)	2,145,965	$20,352,026

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$12.14	$0.16	$(0.89)	$(0.73)	$—	$—	$—	$11.41	(6.01)%	$114,842	1.19	%(d)	1.19	%(d)	2.71	%(d)	49%
Year ended 12/31/09	9.23	0.26	2.65	2.91	—	—	—	12.14	31.53	128,224	1.26		1.26		2.59		72
Year ended 12/31/08	21.88	0.44	(10.35)	(9.91)	(1.08)	(1.66)	(2.74)	9.23	(44.65)	82,582	1.17		1.17		2.51		62
Year ended 12/31/07	28.74	0.38	(1.52)	(1.14)	(1.69)	(4.03)	(5.72)	21.88	(5.54)	143,773	1.13		1.22		1.31		57
Year ended 12/31/06	21.06	0.33	8.61	8.94	(0.28)	(0.98)	(1.26)	28.74	42.60	192,617	1.15		1.30		1.32		84
Year ended 12/31/05	19.13	0.38	2.34	2.72	(0.22)	(0.57)	(0.79)	21.06	14.24	99,977	1.21		1.36		1.91		51

Series II
Six months ended 06/30/10	11.93	0.15	(0.88)	(0.73)	—	—	—	11.20	(6.12)	14,516	1.44	(d)	1.44	(d)	2.46	(d)	49
Year ended 12/31/09	9.10	0.24	2.59	2.83	—	—	—	11.93	31.10	11,786	1.45		1.51		2.40		72
Year ended 12/31/08	21.66	0.36	(10.19)	(9.83)	(1.07)	(1.66)	(2.73)	9.10	(44.72)	4,203	1.42		1.42		2.26		62
Year ended 12/31/07	28.57	0.29	(1.49)	(1.20)	(1.68)	(4.03)	(5.71)	21.66	(5.76)	2,646	1.38		1.47		1.06		57
Year ended 12/31/06	20.98	0.27	8.58	8.85	(0.28)	(0.98)	(1.26)	28.57	42.30	311	1.40		1.55		1.07		84
Year ended 12/31/05	19.12	0.34	2.31	2.65	(0.22)	(0.57)	(0.79)	20.98	13.85	62	1.45		1.61		1.67		51

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $127,034, and $13,159 for Series I and Series II shares, respectively.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$939.90	$5.72	$1,018.89	$5.96	1.19%

Series II	1,000.00	938.80	6.92	1,017.65	7.20	1.44

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Global Real Estate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper

Invesco V.I. Global Real Estate Fund

performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Real Estate Index. The Board noted that the performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of the Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and two domestic mutual funds sub-advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the mutual fund advised by Invesco Advisers and at or below the total account fee for the two mutual funds subadvised by Invesco Advisers.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGOV-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.19%
Series II Shares	5.05
Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	5.33
Barclays Capital U.S. Government Index▼ (Style-Specific Index)	5.40
Lipper VUF U.S. Government Funds Index▼ (Peer Group Index)	5.39

▼	Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital U.S. Government Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies and quasi-federal corporations.
     The Lipper VUF General U.S. Government Funds Index is an unmanaged index considered representative of general U.S. government variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (5/5/93)	5.20%
10 Years	5.46
5 Years	5.50
1 Year	7.23

Series II Shares
10 Years	5.19%
5 Years	5.24
1 Year	6.92
Series II shares incepted on September 19, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.73% and 0.98%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.75% and 1.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available by calling 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–73.42%
Collateralized Mortgage Obligations–47.53%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$4,500,000	$4,830,539

Fannie Mae REMICs, 4.50%, 01/25/12 to 07/25/28	13,186,684	13,750,627

5.00%, 12/25/15 to 05/25/30	18,548,510	19,158,743

4.00%, 09/25/16 to 02/25/40	11,948,483	12,428,131

5.50%, 01/25/26 to 03/25/28	5,796,867	5,902,528

6.00%, 05/25/26 to 10/25/33	16,383,446	16,551,436

4.57%, 06/25/30	729,472	730,800

4.25%, 06/25/33	1,220,385	1,250,088

0.65%, 05/25/36(a)	13,009,880	12,962,813

Fannie Mae Whole Loans 5.50%, 07/25/34	1,989,343	1,990,762

Federal Home Loan Bank, 4.55%, 04/27/12	1,430,855	1,511,590

5.27%, 12/28/12	16,854,162	18,054,918

5.46%, 11/27/15	48,218,570	53,134,588

Freddie Mac REMICs, 6.75%, 06/15/11	84,137	84,228

5.25%, 08/15/11 to 08/15/32	15,648,344	16,404,587

5.38%, 08/15/11 to 09/15/11	5,218,337	5,369,941

3.88%, 12/15/12	672,519	685,217

4.50%, 12/15/15 to 04/15/30	33,075,891	34,009,134

7.50%, 01/15/16	482,571	486,758

6.00%, 09/15/16 to 09/15/29	38,581,426	39,098,719

3.50%, 10/15/16 to 05/15/22	3,713,508	3,820,209

4.00%, 11/15/16 to 02/15/30	33,967,541	35,436,871

5.00%, 05/15/18 to 03/15/31	30,381,084	31,181,202

5.75%, 12/15/18	2,548,916	2,549,112

4.75%, 05/15/23 to 04/15/31	12,004,343	12,291,688

5.50%, 07/15/24 to 09/15/30	53,830,086	54,682,176

0.61%, 04/15/28(a)	6,675,833	6,681,049

0.65%, 03/15/36(a)	13,586,860	13,592,737

0.70%, 11/15/36(a)	16,500,000	16,500,000

0.75%, 06/15/37(a)	17,419,181	17,341,545

1.21%, 11/15/39(a)	8,691,324	8,797,667

Ginnie Mae REMICs, 3.13%, 04/16/16	4,021,436	4,064,237

2.17%, 02/16/24	22,355,981	22,495,999

5.00%, 09/16/27 to 02/20/30	10,246,872	10,537,907

4.21%, 01/16/28	5,825,807	5,947,170

4.75%, 12/20/29	3,397,286	3,408,510

4.50%, 01/20/31 to 08/20/35	34,058,958	35,372,306

5.50%, 04/16/31	5,868,209	6,020,464

4.00%, 03/20/36	40,561,578	41,895,190

		591,012,186

Federal Home Loan Mortgage Corp. (FHLMC)–5.97%
Pass Through Ctfs., 6.00%, 08/01/10 to 02/01/34	4,814,706	5,258,004

7.00%, 11/01/10 to 12/01/37	16,619,270	18,764,700

6.50%, 10/01/12 to 12/01/35	7,685,854	8,462,091

8.00%, 07/01/15 to 09/01/36	14,451,100	16,757,226

7.50%, 03/01/16 to 08/01/36	5,517,790	6,219,748

5.00%, 07/01/18	1,965,513	2,109,180

10.50%, 08/01/19	5,529	6,277

4.50%, 09/01/20	11,213,925	11,912,459

8.50%, 09/01/20 to 08/01/31	958,015	1,112,396

10.00%, 03/01/21	79,683	91,041

9.00%, 06/01/21 to 06/01/22	647,702	725,054

7.05%, 05/20/27	366,929	409,595

6.03%, 10/20/30	2,204,929	2,389,280

		74,217,051

Federal National Mortgage Association (FNMA)–15.51%
Pass Through Ctfs., 6.50%, 10/01/10 to 11/01/37	16,833,112	18,439,631

7.00%, 12/01/10 to 06/01/36	25,638,233	28,334,474

7.50%, 08/01/11 to 07/01/37	17,032,891	19,327,377

8.00%, 06/01/12 to 11/01/37	15,195,339	17,307,197

8.50%, 06/01/12 to 08/01/37	5,927,942	6,806,452

10.00%, 09/01/13	15,250	16,093

6.00%, 09/01/17 to 03/01/37	5,229,261	5,690,857

5.00%, 11/01/17 to 12/01/33	29,098,639	31,301,807

4.50%, 09/01/18 to 11/01/21	59,937,290	64,062,883

5.50%, 03/01/21	573	620

6.75%, 07/01/24	1,236,454	1,389,046

6.95%, 10/01/25 to 09/01/26	196,408	222,264

		192,898,701

Government National Mortgage Association (GNMA)–4.41%
Pass Through Ctfs., 6.50%, 02/20/12 to 01/15/37	15,253,519	16,997,704

8.00%, 07/15/12 to 01/15/37	4,404,379	5,100,912

6.75%, 08/15/13	40,064	42,638

7.50%, 10/15/14 to 10/15/35	7,562,643	8,612,798

11.00%, 10/15/15	2,017	2,281

9.00%, 10/20/16 to 12/20/16	97,515	107,671

7.00%, 04/15/17 to 01/15/37	6,315,314	7,122,284

10.50%, 09/15/17 to 11/15/19	3,652	3,987

8.50%, 12/15/17 to 01/15/37	941,247	1,039,938

10.00%, 06/15/19	38,841	43,259

6.00%, 09/15/20 to 08/15/33	3,267,237	3,602,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)–(continued)

6.95%, 08/20/25 to 08/20/27	$1,010,593	$1,128,174

6.25%, 06/15/27	137,929	153,183

6.38%, 10/20/27 to 09/20/28	774,580	872,801

Pass Through Ctfs., TBA, 6.00%, 07/01/40(b)	9,134,658	9,960,979

		54,791,312

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $894,049,809)		912,919,250

U.S. Government Sponsored Agency Securities–25.23%
Federal Agricultural Mortgage Corp.–8.66%
Bonds, 2.11%, 03/15/12	70,000,000	71,219,890

Medium-Term Notes, 5.60%, 01/19/17	11,000,000	11,062,749

Unsec. Medium-Term Notes, 2.20%, 11/09/11	25,000,000	25,416,981

		107,699,620

Federal Farm Credit Bank (FFCB)–3.26%
Bonds, 3.00%, 09/22/14	12,500,000	13,135,436

5.59%, 10/04/21	10,075,000	10,721,832

5.75%, 01/18/22	2,775,000	2,979,450

Global Bonds, 1.38%, 06/25/13	10,000,000	10,059,896

Medium-Term Notes, 5.75%, 12/07/28	3,100,000	3,636,482

		40,533,096

Federal Home Loan Bank (FHLB)–6.02%
Unsec. Bonds, 5.45%, 04/15/11	8,439,283	8,734,157

4.72%, 09/20/12	1,367,313	1,443,509

Unsec. Global Bonds, 1.75%, 08/22/12	5,000,000	5,107,432

1.63%, 11/21/12	13,000,000	13,230,723

1.63%, 03/20/13	37,000,000	37,634,388

Series 1, Unsec. Bonds, 5.77%, 03/23/18	7,895,740	8,690,250

		74,840,459

Federal Home Loan Mortgage Corp. (FHLMC)–2.90%
Unsec. Global Notes, 2.13%, 09/21/12	35,000,000	36,019,942

Federal National Mortgage Association (FNMA)–3.94%
Unsec. Global Notes, 1.00%, 11/23/11	4,250,000	4,277,080

1.75%, 05/07/13	34,000,000	34,639,219

1.50%, 06/26/13	10,000,000	10,110,172

		49,026,471

Tennessee Valley Authority (TVA)–0.45%
Series A, Bonds, 6.79%, 05/23/12	5,000,000	5,555,896

Total U.S. Government Sponsored Agency Securities (Cost $306,279,212)		313,675,484

U.S. Treasury Securities–0.83%
U.S. Treasury Notes–0.49%
3.13%, 05/15/19(c)	6,000,000	6,125,625

U.S. Treasury Bonds–0.34%
7.63%, 02/15/25(c)	550,000	807,641

6.88%, 08/15/25(c)	500,000	693,594

4.25%, 05/15/39(c)	2,500,000	2,643,359

		4,144,594

Total U.S. Treasury Securities (Cost $9,300,443)		10,270,219

Foreign Sovereign Bonds–0.34%
Sovereign Debt–0.34%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24 (Cost $3,830,674)	3,800,000	4,294,711

	Shares
Money Market Funds–1.54%
Government & Agency Portfolio–Institutional Class (Cost $19,100,219)(d)	19,100,219	19,100,219

TOTAL INVESTMENTS–101.36% (Cost $1,232,560,357)		1,260,259,883

OTHER ASSETS LESS LIABILITIES–(1.36)%		(16,883,856)

NET ASSETS–100.00%		$1,243,376,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Investment Abbreviations:

Ctfs.	– Certificates
Gtd.	– Guaranteed
REMICs	– Real Estate Mortgage Investment Conduits
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(b)	Security purchased on a forward commitment basis.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2010

U.S. Government Sponsored Agency Mortgage-Backed Securities	73.4%

U.S. Government Sponsored Agency Securities	25.2

U.S. Treasury Securities	0.8

Foreign Sovereign Debt	0.4

Money Market Funds Plus Other Assets Less Liabilities	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,213,460,138)	$1,241,159,664

Investments in affiliated money market funds, at value and cost	19,100,219

Total investments, at value (Cost $1,232,560,357)	1,260,259,883

Receivables for:
Investments sold	5,037,078

Variation margin	776,631

Fund shares sold	3,024,692

Dividends and interest	5,078,270

Fund expenses absorbed	24,330

Principal paydowns	8,674

Investment for trustee deferred compensation and retirement plans	43,185

Other assets	1,817

Total assets	1,274,254,560

Liabilities:
Payables for:
Investments purchased	29,594,145

Fund shares reacquired	164,199

Amount due custodian	164,767

Accrued fees to affiliates	755,578

Accrued other operating expenses	66,353

Trustee deferred compensation and retirement plans	133,491

Total liabilities	30,878,533

Net assets applicable to shares outstanding	$1,243,376,027

Net assets consist of:
Shares of beneficial interest	$1,175,041,120

Undistributed net investment income	68,477,403

Undistributed net realized gain (loss)	(37,597,391)

Unrealized appreciation	37,454,895

$1,243,376,027

Net Assets:
Series I	$1,227,714,061

Series II	$15,661,966

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	97,696,079

Series II	1,255,016

Series I:
Net asset value per share	$12.57

Series II:
Net asset value per share	$12.48

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$17,267,791

Dividends from affiliated money market funds	9,961

Total investment income	17,277,752

Expenses:
Advisory fees	2,792,488

Administrative services fees	1,641,561

Custodian fees	35,756

Distribution fees — Series II	17,564

Transfer agent fees	8,672

Trustees’ and officers’ fees and benefits	29,465

Other	86,881

Total expenses	4,612,387

Less: Fees waived	(178,250)

Net expenses	4,434,137

Net investment income	12,843,615

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	916,897

Futures contracts	15,835,472

16,752,369

Change in net unrealized appreciation of:
Investment securities	7,377,069

Futures contracts	23,850,574

31,227,643

Net realized and unrealized gain	47,980,012

Net increase in net assets resulting from operations	$60,823,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$12,843,615	$46,745,306

Net realized gain	16,752,369	6,396,776

Change in net unrealized appreciation (depreciation)	31,227,643	(58,197,138)

Net increase (decrease) in net assets resulting from operations	60,823,627	(5,055,056)

Distributions to shareholders from net investment income:
Series I	—	(60,184,129)

Series II	—	(678,455)

Total distributions from net investment income	—	(60,862,584)

Distributions to shareholders from net realized gains:
Series I	—	(43,257,923)

Series II	—	(522,035)

Total distributions from net realized gains	—	(43,779,958)

Share transactions–net:
Series I	(25,378,481)	(290,464,747)

Series II	502,170	(4,570,136)

Net increase (decrease) in net assets resulting from share transactions	(24,876,311)	(295,034,883)

Net increase (decrease) in net assets	35,947,316	(404,732,481)

Net assets:
Beginning of period	1,207,428,711	1,612,161,192

End of period (includes undistributed net investment income of $68,477,403 and $55,633,788, respectively)	$1,243,376,027	$1,207,428,711

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Government Securities Fund, formerly AIM V.I. Government Securities Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Government Securities Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.
Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco V.I. Government Securities Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of

Invesco V.I. Government Securities Fund

the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.50%

Over $250 million	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 0.73% and Series II shares to 0.98% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $178,250.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $144,518 for accounting and fund administrative services and reimbursed $1,497,043 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of

Invesco V.I. Government Securities Fund

providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$19,100,219	$—	$—	$19,100,219

U.S. Treasury Securities	—	10,270,219	—	10,270,219

U.S. Government Sponsored Agency Securities	—	1,226,594,734	—	1,226,594,734

Foreign Government Debt Securities	—	4,294,711	—	4,294,711

	$19,100,219	$1,241,159,664	$—	$1,260,259,883

Futures*	9,755,369	—	—	9,755,369

Total Investments	$28,855,588	$1,241,159,664	$—	$1,270,015,252

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$9,803,583	$(48,214)

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.

Invesco V.I. Government Securities Fund

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$15,835,472

Change in Unrealized Appreciation
Interest rate risk	$23,850,574

Total	$39,686,046

*	The average value of futures outstanding during the period was $504,048,353.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	1,725	September-2010/Long	$204,156,446	$2,747,737

U.S. Treasury 10 Year Notes	918	September-2010/Long	112,498,031	1,479,925

U.S. Treasury 30 Year Bonds	676	September-2010/Long	86,190,000	1,556,515

Ultra U.S. Treasury Bonds	792	September-2010/Long	107,563,500	4,018,036

Subtotal			$510,407,977	$9,802,213

U.S. Treasury 2 Year Notes	44	September-2010/Short	(9,628,437)	(46,844)

Total			$500,779,540	$9,755,369

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $2,743 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Government Securities Fund

  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$56,450,047

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $438,827,278 and $390,526,481, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $13,497,604, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,445,135

Aggregate unrealized (depreciation) of investment securities	(1,876,898)

Net unrealized appreciation of investment securities	$27,568,237

Cost of investments for tax purposes is $1,232,691,646.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	10,138,954	$123,673,332	13,378,824	$173,338,232

Series II	238,247	2,928,612	368,564	4,730,767

Issued as reinvestment of dividends:
Series I	—	—	8,534,823	103,442,051

Series II	—	—	99,626	1,200,490

Reacquired:
Series I	(12,253,111)	(149,051,813)	(44,095,427)	(567,245,030)

Series II	(200,144)	(2,426,442)	(821,161)	(10,501,393)

Net increase (decrease) in share activity	(2,076,054)	$(24,876,311)	(22,534,751)	$(295,034,883)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$11.95	$0.13	$0.49	$0.62	$—	$—	$—	$12.57	5.19%	$1,227,714	0.73	%(d)	0.76	%(d)	2.12	%(d)	34%
Year ended 12/31/09	13.05	0.45	(0.43)	0.02	(0.65)	(0.47)	(1.12)	11.95	(0.01)	1,192,967	0.73		0.75		3.47		55
Year ended 12/31/08	12.06	0.50	0.96	1.46	(0.47)	—	(0.47)	13.05	12.22	1,591,799	0.73		0.76		3.96		109
Year ended 12/31/07	11.80	0.59	0.16	0.75	(0.49)	—	(0.49)	12.06	6.43	1,169,985	0.73		0.76		4.93		106
Year ended 12/31/06	11.87	0.55	(0.13)	0.42	(0.49)	—	(0.49)	11.80	3.55	907,403	0.71		0.77		4.62		89
Year ended 12/31/05	12.07	0.45	(0.25)	0.20	(0.40)	—	(0.40)	11.87	1.66	812,824	0.85		0.88		3.68		174

Series II
Six months ended 06/30/10	11.88	0.11	0.49	0.60	—	—	—	12.48	5.05	15,662	0.98	(d)	1.01	(d)	1.87	(d)	34
Year ended 12/31/09	12.97	0.41	(0.43)	(0.02)	(0.60)	(0.47)	(1.07)	11.88	(0.26)	14,462	0.98		1.00		3.22		55
Year ended 12/31/08	11.99	0.46	0.97	1.43	(0.45)	—	(0.45)	12.97	11.98	20,362	0.98		1.01		3.71		109
Year ended 12/31/07	11.74	0.56	0.15	0.71	(0.46)	—	(0.46)	11.99	6.11	18,770	0.98		1.01		4.68		106
Year ended 12/31/06	11.81	0.52	(0.13)	0.39	(0.46)	—	(0.46)	11.74	3.28	16,218	0.96		1.02		4.37		89
Year ended 12/31/05	12.01	0.41	(0.24)	0.17	(0.37)	—	(0.37)	11.81	1.41	18,863	1.10		1.13		3.43		174

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,209,446 and $14,167 for Series I and Series II shares, respectively.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$1,051.90	$3.71	$1,021.17	$3.66	0.73%

Series II	1,000.00	1,050.50	4.98	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Government Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Government Securities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, and against the Lipper VA Underlying Funds — General U.S. Government Index. The Board noted that the performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the fun was below the performance of the Index for the one year period and above for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this expense limitation would have on the Fund’s estimated total expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIHYI-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	3.64	%*
Series II Shares	3.65	*
Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	5.33
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	4.45
Barclays Capital U.S. Corporate High Yield Index▼ (Former Style-Specific Index)	4.51
Lipper VUF High Current Yield Bond Funds Category Average▼ (Peer Group)	3.38

▼	Lipper Inc.

*	Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
During the reporting period, the Fund elected to use the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index as its style-specific index rather than the Barclays Capital U.S. Corporate High Yield Index because it will better align the Fund’s style-specific index with the Fund’s investment process and restrictions.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Barclays Capital U.S. Corporate High Yield Index is an unmanaged index that covers the universe of fixed-rate, noninvestment-grade debt.
     The Lipper VUF High Current Yield Bond Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper High Current Yield Bond Funds category.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (5/1/98)	2.97%
10 Years	3.75
5 Years	5.97
1 Year	25.93

Series II Shares
10 Years	3.51%
5 Years	5.70
1 Year	25.61
Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
Series II shares incepted on March 26, 2002. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.95% and 1.20%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.22% and 1.47%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–91.29%
Advertising–0.21%
Lamar Media Corp., Sr. Gtd. Sub. Notes, 7.88%, 04/15/18(b)	$105,000	$106,050

Aerospace & Defense–1.73%
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	180,000	190,800

Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	30,000	30,975

7.75%, 03/15/20(b)	120,000	124,800

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	275,000	270,875

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	275,000	264,687

		882,137

Airlines–3.48%
American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	69,518	77,947

Continental Airlines Inc., Sr. Unsec. Notes, 8.75%, 12/01/11	185,000	187,322

Series 2000-1, Class C-1, Sec. Sub. Pass Through Ctfs., 8.50%, 05/01/11	37,855	37,855

Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	127,052	124,193

Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	109,422	104,498

Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	207,992	200,192

Series 2009-1, Class A, Pass Through Ctfs., 9.00%, 07/08/16	58,787	64,225

Series 2009-1, Class B, Global Pass Through Ctfs., 9.25%, 05/10/17	140,000	146,388

Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	45,000	47,475

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	124,468	124,779

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	143,139	143,497

UAL Corp., Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19(b)	123,992	105,083

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	180,287	195,611

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	150,000	161,250

United Air Lines Inc., Sr. Sec. Gtd. Notes, 9.88%, 08/01/13(b)	50,000	51,750

		1,772,065

Alternative Carriers–2.04%
Global Crossing UK Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 10.75%, 12/15/14	75,000	77,250

Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Global Notes, 9.50%, 02/01/15	315,000	322,875

Intelsat Jackson Holdings S.A. (Bermuda), Sr. Unsec. Gtd. Global Notes, 11.25%, 06/15/16	315,000	338,625

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	330,000	301,125

		1,039,875

Aluminum–1.49%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	430,630	406,945

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	359,000	350,025

		756,970

Apparel Retail–1.04%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	350,000	354,375

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	140,000	151,375

Sr. Unsec. Gtd. Notes, 7.00%, 05/01/20	25,000	25,281

		531,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–1.96%
Hanesbrands, Inc., Series B, Sr. Unsec. Gtd. Floating Rate Global Notes, 4.12%, 12/15/14(c)	$225,000	$213,750

Levi Strauss & Co., Sr. Unsec. Global Notes, 8.88%, 04/01/16	225,000	234,563

Perry Ellis International, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 09/15/13	265,000	269,637

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	305,000	278,312

		996,262

Auto Parts & Equipment–1.06%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	255,000	267,113

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	270,000	273,375

		540,488

Automobile Manufacturers–1.58%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	165,000	206,456

Sr. Unsec. Global Notes, 7.45%, 07/16/31	375,000	339,375

Motors Liquidation Co., Sr. Unsec. Global Notes, 7.20%, 01/15/11(d)	445,000	136,837

Sr. Unsec. Notes, 8.38%, 07/15/33(d)	375,000	120,938

		803,606

Broadcasting–1.27%
Allbritton Communications Co., Sr. Unsec. Notes, 8.00%, 05/15/18(b)	150,000	148,875

Belo Corp., Sr. Unsec. Notes, 6.75%, 05/30/13	160,000	162,800

8.00%, 11/15/16	30,000	30,938

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Notes, 9.25%, 12/15/17(b)	170,000	171,487

LIN Television Corp., Sr. Unsec. Gtd. Notes, 8.38%, 04/15/18(b)	130,000	130,325

		644,425

Building Products–4.38%
AMH Holdings Inc., Sr. Unsec. Global Notes, 11.25%, 03/01/14	505,000	517,941

Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	130,000	126,750

Sr. Sec. Notes, 7.00%, 02/15/20(b)	160,000	159,200

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	200,000	196,000

Goodman Global Group Inc., Sr. Disc. Notes, 12.48%, 12/15/14(b)(e)	500,000	305,000

Nortek Inc., Sr. Sec. Global Notes, 11.00%, 12/01/13	255,955	268,113

Ply Gem Industries Inc., Sr. Gtd. Sub. Notes, 13.13%, 07/15/14(b)	210,000	217,087

Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	335,000	350,912

USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	85,000	87,550

		2,228,553

Cable & Satellite–1.89%
Cablevision Systems Corp., Sr. Unsec. Notes, 8.63%, 09/15/17(b)	135,000	138,375

7.75%, 04/15/18	30,000	30,075

8.00%, 04/15/20	20,000	20,275

Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	205,000	207,050

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 8.75%, 04/01/15(b)	275,000	274,656

Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.38%, 10/15/19	100,000	102,750

Series 1, Sr. Unsec. Gtd. Global Notes, 9.50%, 08/15/16	180,000	190,575

		963,756

Casinos & Gaming–4.60%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	110,000	109,450

Harrah’s Operating Co. Inc., Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	175,000	184,187

Sr. Sec. Notes, 12.75%, 04/15/18(b)	45,000	42,750

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	275,000	178,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming–(continued)

MGM Resorts International, Sr. Sec. Global Notes, 10.38%, 05/15/14	$65,000	$70,525

11.13%, 11/15/17	65,000	71,825

Sr. Sec. Gtd. Notes, 13.00%, 11/15/13	130,000	149,825

9.00%, 03/15/20(b)	50,000	51,250

Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15(b)	95,000	75,644

Sr. Unsec. Gtd. Global Notes, 6.75%, 09/01/12	190,000	177,175

6.63%, 07/15/15	223,000	177,285

Sr. Unsec. Gtd. Notes, 5.88%, 02/27/14	10,000	8,350

Midwest Gaming Borrower LLC/Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	45,000	44,550

Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 08/01/17(b)	175,000	179,375

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	45,000	46,350

Seneca Gaming Corp., Sr. Unsec. Global Notes, 7.25%, 05/01/12	60,000	59,175

Series B, Sr. Unsec. Global Notes, 7.25%, 05/01/12	215,000	212,044

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.14%, 02/01/14(b)(c)	155,000	124,387

Sr. Sec. Notes, 9.13%, 02/01/15(b)	220,000	186,450

Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	130,000	130,650

Sr. Sec. Gtd. First Mortgage Global Notes, 6.63%, 12/01/14	60,000	60,450

		2,340,447

Coal & Consumable Fuels–0.14%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	35,000	36,487

8.25%, 04/01/20(b)	35,000	36,794

		73,281

Commodity Chemicals–0.02%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	10,000	9,638

Computer Storage & Peripherals–0.17%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 6.88%, 05/01/20(b)	90,000	85,725

Construction & Engineering–0.86%
American Residential Services LLC, Sr. Sec. Notes, 12.00%, 04/15/15(b)	95,000	96,900

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	350,000	341,250

		438,150

Construction Materials–1.79%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	195,000	189,126

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15(b)	100,000	99,375

Texas Industries, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 07/15/13	125,000	121,875

7.25%, 07/15/13	255,000	248,625

U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.38%, 04/01/14(d)	475,000	251,750

		910,751

Construction, Farm Machinery & Heavy Trucks–1.77%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	260,000	265,200

Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	75,000	77,250

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	60,000	60,450

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	290,000	295,075

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	150,000	156,375

Terex Corp., Sr. Unsec. Global Notes, 10.88%, 06/01/16	45,000	48,600

		902,950

Consumer Finance–3.31%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	431,000	405,140

Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	345,000	340,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Consumer Finance–(continued)

Capital One Capital VI, Jr. Ltd. Gtd. Sub. Cum. Trust Pfd. Securities, 8.88%, 05/15/40	$205,000	$211,150

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 04/15/15	100,000	99,500

8.00%, 12/15/16	150,000	153,375

8.13%, 01/15/20	355,000	363,875

National Money Mart Co. (Canada), Sr. Gtd. Notes, 10.38%, 12/15/16(b)	110,000	112,200

		1,685,927

Data Processing & Outsourced Services–1.51%
First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	210,000	159,600

9.88%, 09/24/15	155,000	117,800

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 9.13%, 08/15/13	391,000	400,286

Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	90,000	92,925

		770,611

Distillers & Vintners–0.22%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	110,000	112,200

Diversified Banks–0.20%
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	100,000	101,506

Diversified Metals & Mining–1.00%
FMG Finance Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 10.63%, 09/01/16(b)	270,000	300,375

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	195,000	209,497

		509,872

Diversified Support Services–1.46%
Education Management LLC/Education Management Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/14	105,000	104,737

Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 08/01/14	60,000	61,650

Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	375,000	380,625

Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 09/01/16	190,000	198,075

		745,087

Drug Retail–0.36%
General Nutrition Centers Inc., Sr. Unsec. Gtd. PIK Floating Rate Global Notes, 5.75%, 03/15/14(c)	200,000	184,500

Electric Utilities–0.81%
Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	126,262	119,633

LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	99,036	86,778

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	275,000	204,188

		410,599

Electronic Manufacturing Services–0.07%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	35,000	36,750

Food Retail–0.35%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	178,094

Forest Products–0.10%
Weyerhaeuser Co., Sr. Unsec. Deb., 6.88%, 12/15/33	55,000	51,707

Gas Utilities–0.58%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec. Global Notes, 6.75%, 05/01/14	175,000	172,813

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	120,000	121,800

		294,613

Health Care Equipment–0.54%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	260,000	274,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Health Care Facilities–2.94%
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	$250,000	$260,000

HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	195,000	201,825

Sr. Unsec. Global Notes, 6.38%, 01/15/15	195,000	182,325

Sr. Unsec. Notes, 6.75%, 07/15/13	185,000	182,225

7.19%, 11/15/15	155,000	141,825

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 8.13%, 02/15/20	90,000	88,650

Psychiatric Solutions, Inc., Series 1, Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 07/15/15	95,000	98,444

Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	340,000	342,550

		1,497,844

Health Care Services–1.52%
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 03/15/13	7,781	7,819

Multiplan Inc., Sr. Unsec. Sub. Notes, 10.38%, 04/15/16(b)	285,000	294,262

Universal Hospital Services Inc., Sr. Sec. PIK Global Notes, 8.50%, 06/01/15	225,000	222,188

Viant Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 10.13%, 07/15/17(b)	247,000	251,323

		775,592

Health Care Supplies–0.27%
Inverness Medical Innovations Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	136,013

Homebuilding–0.57%
M/I Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/01/12	145,000	144,275

TOUSA, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/10(d)	60,000	38,550

9.00%, 07/01/10(d)	163,000	104,728

		287,553

Hotels, Resorts & Cruise Lines–0.81%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	40,000	39,100

Sr. Unsec. Notes,
7.25%, 03/15/18	85,000	82,025

Royal Caribbean Cruises Ltd. (Trinidad), Sr. Unsec. Notes, 7.50%, 10/15/27	140,000	123,550

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	165,000	168,300

		412,975

Household Products–0.48%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	245,000	244,081

Housewares & Specialties–0.56%
Yankee Acquisition Corp., Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15	280,000	282,800

Independent Power Producers & Energy Traders–1.45%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	65,000	65,975

Sr. Unsec. Notes, 9.75%, 04/15/16(b)	75,000	80,906

AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	237,829	236,045

NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	200,000	200,500

7.38%, 01/15/17	155,000	153,838

		737,264

Industrial Conglomerates–0.01%
Aleris International Inc., Sr. Unsec. Gtd. PIK Global Notes, 9.00%, 12/15/14(d)	215,000	2,145

Indalex Holding Corp., Series B, Sr. Sec. Gtd. Global Notes, 11.50%, 02/01/14(d)	230,000	2,300

		4,445

Industrial Machinery–0.27%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	75,000	74,062

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 11/01/13	63,000	63,788

		137,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Integrated Oil & Gas–0.23%
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	$115,000	$118,726

Integrated Telecommunication Services–0.67%
Hawaiian Telcom Communications Inc., Series B, Sr. Unsec. Gtd. Global Notes, 9.75%, 05/01/13(d)	360,000	6,525

Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	190,000	189,525

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	140,000	145,950

		342,000

Internet Software & Services–0.25%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	125,000	128,438

Investment Banking & Brokerage–0.90%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	220,000	228,364

E*Trade Financial Corp., Sr. Unsec Global Notes, 7.38%, 09/15/13	95,000	84,075

Sr. Unsec. Notes, 7.88%, 12/01/15	165,000	146,850

		459,289

Leisure Facilities–0.58%
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	265,000	268,312

Sr. Sub. Notes, 10.88%, 11/15/16(b)	25,000	26,063

		294,375

Life & Health Insurance–0.63%
Aflac Inc., Sr. Unsec. Notes, 6.90%, 12/17/39	185,000	191,505

Pacific Life Insurance Co., Sub. Notes, 9.25%, 06/15/39(b)	105,000	129,084

		320,589

Life Sciences Tools & Services–0.24%
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	125,000	124,063

Movies & Entertainment–0.76%
AMC Entertainment Inc., Sr. Unsec. Global Notes, 8.75%, 06/01/19	10,000	10,100

Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 03/01/14	275,000	265,031

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	95,000	95,950

Live Nation Entertainment Inc., Sr. Unsec. Notes, 8.13%, 05/15/18(b)	15,000	14,513

		385,594

Multi-Line Insurance–2.77%
American International Group, Inc., Jr. Sub. Variable Rate Global Notes, 8.18%, 05/15/58(c)	405,000	321,975

Sr. Unsec. Global Notes, 6.25%, 05/01/36	100,000	79,625

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	175,000	160,780

Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	78,723

Liberty Mutual Group Inc., Sr. Unsec. Bonds, 7.50%, 08/15/36(b)	95,000	92,670

Sr. Unsec. Notes, 6.70%, 08/15/16(b)	70,000	75,843

Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	135,000	153,981

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	385,000	445,585

		1,409,182

Office Services & Supplies–0.91%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	230,000	226,550

7.30%, 11/01/27	230,000	237,188

		463,738

Oil & Gas Drilling–0.16%
Pride International Inc., Sr. Unsec. Global Notes, 7.38%, 07/15/14	80,000	79,500

Oil & Gas Equipment & Services–0.89%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	220,000	210,650

Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	245,000	243,775

		454,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–6.97%
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/01/15	$105,000	$98,438

8.88%, 02/01/17	155,000	144,538

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 06/15/15	174,000	179,812

6.88%, 11/15/20	300,000	305,250

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	160,000	161,600

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	80,000	84,200

Sr. Unsec. Gtd. Notes, 7.38%, 10/01/20(b)	100,000	99,500

Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	400,000	304,000

Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	185,000	195,869

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	175,000	170,188

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	350,000	359,187

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	220,000	218,900

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	325,000	327,437

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.75%, 06/15/15	90,000	89,325

7.63%, 06/01/18	95,000	93,456

8.63%, 10/15/19	100,000	101,000

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	80,000	81,400

7.50%, 10/01/17	215,000	217,956

Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	295,000	314,912

		3,546,968

Oil & Gas Refining & Marketing–1.41%
Coffeyville Resources LLC, Sr. Sec. Gtd. Notes, 9.00%, 04/01/15(b)	40,000	39,800

Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Notes, 6.75%, 05/01/14(b)	75,000	65,625

Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	175,000	161,875

Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	110,000	103,400

United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	380,000	348,650

		719,350

Oil & Gas Storage & Transportation–2.48%
Copano Energy LLC/ Capano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	255,000	253,725

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/15	135,000	139,050

8.25%, 03/01/16	100,000	102,000

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	215,000	219,838

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	180,000	177,750

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/15/13	255,000	264,562

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	105,000

		1,261,925

Other Diversified Financial Services–0.71%
International Lease Finance Corp., Sr. Unsec. Notes, 8.63%, 09/15/15(b)	105,000	100,275

8.75%, 03/15/17(b)	220,000	210,100

Series R, Sr. Unsec. Medium-Term Notes, 5.65%, 06/01/14	60,000	53,550

		363,925

Packaged Foods & Meats–0.30%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	60,000	60,375

Del Monte Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/15/19(b)	30,000	30,825

Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	60,000	60,300

		151,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Paper Packaging–0.60%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	$85,000	$83,300

Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Notes, 8.25%, 01/01/17(b)	90,000	88,650

Sr. Unsec. Gtd. Sub. Global Notes, 9.88%, 10/15/14	130,000	132,600

		304,550

Paper Products–2.03%
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	210,000	211,838

Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	457,000	444,432

Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	179,000	176,315

P.H. Glatfelter Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/16(b)	90,000	88,614

PE Paper Escrow GmbH (Austria), Sr. Sec. Gtd. Notes, 12.00%, 08/01/14(b)	100,000	109,750

		1,030,949

Personal Products–0.51%
NBTY, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/01/15	259,000	259,000

Pharmaceuticals–0.34%
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Unsec. Gtd. Notes, 8.75%, 10/15/16(b)	105,000	103,031

Valeant Pharmaceuticals International, Sr. Unsec. Notes, 7.63%, 03/15/20(b)	60,000	72,000

		175,031

Property & Casualty Insurance–0.30%
Crum & Forster Holdings Corp., Sr. Unsec. Global Notes, 7.75%, 05/01/17	150,000	152,250

Publishing–1.89%
Gannett Co. Inc., Sr. Unsec. Gtd. Notes, 8.75%, 11/15/14(b)	90,000	94,725

9.38%, 11/15/17(b)	275,000	292,188

MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	30,000	27,600

Nielsen Finance LLC/Co., Sr. Global Notes, 11.63%, 02/01/14	85,000	93,075

Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(f)	475,000	452,437

Reader’s Digest Association Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/17(d)	210,000	0

		960,025

Railroads–0.47%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Notes, 8.00%, 02/01/18(b)	230,000	236,509

Regional Banks–1.05%
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	170,000	147,847

Susquehanna Capital II, Jr. Gtd. Sub. Notes, 11.00%, 03/23/40	175,000	181,395

Zions Bancorp., Sr. Unsec. Notes, 7.75%, 09/23/14	200,000	202,875

		532,117

Semiconductor Equipment–0.51%
Amkor Technology Inc., Sr. Unsec. Gtd. Notes, 9.25%, 06/01/16	120,000	126,600

Sr. Unsec. Notes, 7.38%, 05/01/18(b)	135,000	132,300

		258,900

Semiconductors–1.47%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	55,000	54,450

Sr. Unsec. Gtd. Global Notes, 8.88%, 12/15/14	435,000	401,287

MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South Korea), Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(d)	360,000	7,650

NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	309,000	284,280

		747,667

Specialized Finance–1.21%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	305,000	288,987

7.00%, 05/01/17	360,000	327,600

		616,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount		Value

Specialized REIT’s–0.17%
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 04/15/20		$85,000	$84,256

Specialty Chemicals–1.14%
Huntsman International LLC, Sr. Gtd. Sub. Notes, 8.63%, 03/15/20(b)		40,000	36,950

Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14		225,000	217,125

7.38%, 01/01/15		195,000	181,350

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16		150,000	146,813

			582,238

Specialty Stores–0.27%
Michaels Stores, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 11/01/14		130,000	135,525

Steel–0.65%
Metals USA, Inc., Sr. Sec. Gtd. Global Notes, 11.13%, 12/01/15		195,000	206,700

Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/16		120,000	121,200

			327,900

Textiles–0.21%
Invista, Sr. Unsec. Notes, 9.25%, 05/01/12(b)		104,000	105,430

Tires & Rubber–1.64%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		185,000	184,075

7.63%, 03/15/27		370,000	333,925

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 8.75%, 08/15/20		310,000	318,525

			836,525

Trading Companies & Distributors–1.08%
Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)		150,000	149,250

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		145,000	137,025

Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13(b)		90,000	77,850

United Rentals North America, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 11/15/13		25,000	24,313

7.00%, 02/15/14		170,000	160,225

			548,663

Trucking–0.15%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14		75,000	76,313

Wireless Telecommunication Services–3.87%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		400,000	405,000

Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		100,000	102,500

Sr. Unsec. Gtd. Global Notes, 10.00%, 07/15/15		70,000	72,800

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		145,000	142,462

Digicel Ltd. (Bermuda), Sr. Notes, 8.25%, 09/01/17(b)		155,000	154,419

Sr. Unsec. Notes, 12.00%, 04/01/14(b)		110,000	123,612

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14		105,000	108,413

9.25%, 11/01/14		95,000	98,088

SBA Telecommunications Inc., Sr. Unsec. Gtd. Notes, 8.25%, 08/15/19(b)		155,000	162,556

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		100,000	83,250

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		515,000	516,287

			1,969,387

Total U.S. Dollar Denominated Bonds & Notes (Cost $45,192,287)			46,461,752

Non-U.S. Dollar Denominated Bonds & Notes–3.22%(g)
Croatia–0.31%
Agrokor, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	130,000	156,618

Greece–0.27%
Yioula Glassworks S.A., Sr. Unsec. Gtd. Notes, 9.00%, 12/01/15(b)	EUR	200,000	138,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount		Value

Ireland–0.14%
Ardagh Glass Finance PLC, Sr. Notes, 8.75%, 02/01/20(b)	EUR	60,000	$73,203

Luxembourg–0.45%
Cirsa Funding Luxembourg S.A., Sr. Gtd. Euro Bonds, 8.75%, 05/15/18(b)	EUR	50,000	56,263

Hellas Telecommunications Luxembourg V, Sr. Sec. Gtd. Floating Rate Bonds, 4.84%, 10/15/12(b)(c)	EUR	459,411	169,976

			226,239

Netherlands–0.87%
Boats Investments B.V., Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	69,182	62,616

Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.41%, 05/01/15(b)(c)	EUR	240,000	261,988

Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	100,000	118,335

			442,939

Spain–0.23%
Campofrio Food Group S.A., Sr. Unsec. Gtd. Notes, 8.25%, 10/31/16(b)	EUR	100,000	119,252

United Kingdom–0.60%
Avis Finance Co. PLC, Sr. Unsec. Gtd. Floating Rate Euro Bonds, 3.28%, 07/31/13(c)	EUR	110,000	123,778

EC Finance PLC, Sr. Sec. Gtd. Bonds, 9.75%, 08/01/17(b)	EUR	50,000	60,130

Infinis PLC, Sr. Notes, 9.13%, 12/15/14(b)	GBP	80,000	121,297

			305,205

United States–0.35%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/01/14	EUR	100,000	118,029

Hertz Holdings Netherlands B.V., Sr. Sec. Bonds, 8.50%, 07/31/15(b)	EUR	50,000	61,403

			179,432

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,874,901)			1,641,098

Bundled Securities–0.56%
Investment Banking & Brokerage–0.56%
Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, (Acquired 08/15/08; Cost $274,050) (Cost $277,072)(b)(c)		$290,000	285,444

	Shares
Preferred Stocks–0.53%
Diversified Banks–0.30%
Ally Financial, Inc., Series G, 7.00%–Conv. Pfd.(b)		195	151,582

Regional Banks–0.23%
Zions Bancorp., Series E–Variable Rate Pfd.(c)(h)		4,560	118,104

Total Preferred Stocks (Cost $174,992)			269,686

Common Stocks & Other Equity Interests–0.34%
Broadcasting–0.21%
Adelphia Communications Corp., 10.88%, 10/01/10(i)		—	4,100

Adelphia Recovery Trust, Series ACC-1(i)		318,570	8,601

Adelphia Recovery Trust, Series ARAHOVA(i)		109,170	25,928

Virgin Media Inc.		4,129	68,913

			107,542

Building Products–0.02%
Nortek, Inc.(h)		215	9,030

Publishing–0.11%
Dex One Corp.(h)		2,970	56,430

Total Common Stocks & Other Equity Interests (Cost $487,727)			173,002

	Principal
	Amount
Senior Secured Floating Rate Interest Loans–0.17%
Airlines–0.17%
Evergreen International Aviation, Inc., Sr. Gtd. Floating Rate First Lien Term Loans, 9.00%, 10/31/11 (Cost $90,569)(d)		$90,569	85,097

	Shares
Money Market Funds–3.07%
Liquid Assets Portfolio–Institutional Class(j)		781,216	781,216

Premier Portfolio–Institutional Class(j)		781,216	781,216

Total Money Market Funds (Cost $1,562,432)			1,562,432

TOTAL INVESTMENTS–99.18% (Cost $49,659,980)			50,478,511

OTHER ASSETS LESS LIABILITIES–0.82%			416,367

NET ASSETS–100.00%			$50,894,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
Cum	– Cumulative
Deb.	– Debentures
Disc.	– Discounted
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Ltd.	– Limited
Pfd.	– Preferred
PIK	– Payment in Kind
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $12,803,509, which represented 25.16% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2010 was $671,423, which represented 1.32% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	Non-income producing security.
(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2010

AA	0.2%

A	2.0

BBB	6.2

BB	28.3

B	43.2

CCC	13.9

NR	4.5

Cash	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $48,097,548)	$48,916,079

Investments in affiliated money market funds, at value and cost	1,562,432

Total investments, at value (Cost $49,659,980)	50,478,511

Cash	218,977

Foreign currencies, at value (Cost $151,632)	151,076

Receivables for:
Investments sold	83,100

Fund shares sold	112,217

Dividends and interest	1,032,731

Foreign currency contracts	62,298

Fund expenses absorbed	5,406

Investment for trustee deferred compensation and retirement plans	26,986

Other assets	1,827

Total assets	52,173,129

Liabilities:
Payables for:
Investments purchased	1,159,433

Fund shares reacquired	22,349

Accrued fees to affiliates	33,880

Accrued other operating expenses	29,666

Trustee deferred compensation and retirement plans	32,923

Total liabilities	1,278,251

Net assets applicable to shares outstanding	$50,894,878

Net assets consist of:
Shares of beneficial interest	$56,049,534

Undistributed net investment income	7,648,950

Undistributed net realized gain (loss)	(13,678,094)

Unrealized appreciation	874,488

$50,894,878

Net Assets:
Series I	$50,463,979

Series II	$430,899

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	9,335,469

Series II	79,844

Series I:
Net asset value per share	$5.41

Series II:
Net asset value per share	$5.40

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$2,615,366

Dividends	15,891

Dividends from affiliated money market funds	347

Total investment income	2,631,604

Expenses:
Advisory fees	177,154

Administrative services fees	92,979

Custodian fees	11,667

Distribution fees — Series II	558

Transfer agent fees	6,692

Trustees’ and officers’ fees and benefits	9,867

Professional services fees	21,997

Other	9,792

Total expenses	330,706

Less: Fees waived	(61,348)

Net expenses	269,358

Net investment income	2,362,246

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,969,009

Foreign currencies	(26,745)

Foreign currency contracts	318,314

2,260,578

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,490,719)

Foreign currencies	1,127

Foreign currency contracts	(15,645)

(2,505,237)

Net realized and unrealized gain (loss)	(244,659)

Net increase in net assets resulting from operations	$2,117,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$2,362,246	$5,270,463

Net realized gain (loss)	2,260,578	(16,824)

Change in net unrealized appreciation (depreciation)	(2,505,237)	17,080,223

Net increase in net assets resulting from operations	2,117,587	22,333,862

Distributions to shareholders from net investment income:
Series I	—	(4,425,953)

Series II	—	(35,151)

Total distributions from net investment income	—	(4,461,104)

Share transactions–net:
Series I	(12,287,497)	3,004,710

Series II	(48,538)	(55,854)

Net increase (decrease) in net assets resulting from share transactions	(12,336,035)	2,948,856

Net increase (decrease) in net assets	(10,218,448)	20,821,614

Net assets:
Beginning of period	61,113,326	40,291,712

End of period (includes undistributed net investment income of $7,648,950 and $5,286,704, respectively)	$50,894,878	$61,113,326

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Fund, formerly AIM V.I. High Yield Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

Invesco V.I. High Yield Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. High Yield Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $200 million	0.625%

Next $300 million	0.55%

Next $500 million	0.50%

Over $1 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.95% and Series II shares to 1.20% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver [and/or expense reimbursement] to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $61,348.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $68,185 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. High Yield Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,849,438	$155,682	$—	$2,005,120

Corporate Debt Securities	—	48,473,391	0	48,473,391

	$1,849,438	$48,629,073	$0	$50,478,511

Foreign Currency Contracts*	—	62,298	—	62,298

Total Investments	$1,849,438	$48,691,371	$0	$50,540,809

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$62,298	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$318,314

Change in Unrealized Appreciation (Depreciation)
Currency risk	(15,646)

Total	$302,668

*	The average value of foreign currency contracts outstanding during the period was $1,831,177.

Open Foreign Currency Contracts
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

8/11/10	EUR	1,106,000	USD	1,409,403	$1,352,995	$56,408

Invesco V.I. High Yield Fund

Closed Foreign Currency Contracts
Closed	Contract to					Realized
Date	Deliver		Receive		Value	Gain

8/11/10	EUR	149,000	USD	189,874	$183,984	$5,890

Total foreign currency contracts						$62,298

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,364 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$10,225,025

December 31, 2016	3,209,402

December 31, 2017	1,834,418

Total capital loss carryforward	$15,268,845

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. High Yield Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $29,206,522 and $40,221,505, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,852,543

Aggregate unrealized (depreciation) of investment securities	(2,631,786)

Net unrealized appreciation of investment securities	$220,757

Cost of investments for tax purposes is $50,257,754.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	3,192,322	$17,080,512	9,049,093	$37,158,640

Series II	—	—	49	222

Issued as reinvestment of dividends:
Series I	—	—	862,759	4,425,953

Series II	—	—	6,852	35,151

Reacquired:
Series I	(5,473,603)	(29,368,009)	(9,123,929)	(38,579,883)

Series II	(9,114)	(48,538)	(19,361)	(91,227)

Net increase (decrease) in share activity	(2,290,395)	$(12,336,035)	775,463	$2,948,856

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. High Yield Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$5.22	$0.22	$(0.03)	$0.19	$—	$5.41	3.64%	$50,464	0.94	%(d)	1.16	%(d)	8.35	%(d)	52%
Year ended 12/31/09	3.69	0.47	1.47	1.94	(0.41)	5.22	52.79	60,649	0.95		1.22		10.29		125
Year ended 12/31/08	5.74	0.49	(2.00)	(1.51)	(0.54)	3.69	(25.69)	39,918	0.95		1.22		9.19		85
Year ended 12/31/07	6.12	0.46	(0.38)	0.08	(0.46)	5.74	1.24	51,225	0.96		1.15		7.42		113
Year ended 12/31/06	6.03	0.45	0.19	0.64	(0.55)	6.12	10.74	58,336	0.96		1.18		7.22		135
Year ended 12/31/05	6.45	0.43	(0.26)	0.17	(0.59)	6.03	2.72	54,731	1.01		1.16		6.58		69

Series II
Six months ended 06/30/10	5.22	0.22	(0.04)	0.18	—	5.40	3.45	431	1.19	(d)	1.41	(d)	8.10	(d)	52
Year ended 12/31/09	3.68	0.46	1.48	1.94	(0.40)	5.22	52.77	464	1.20		1.47		10.04		125
Year ended 12/31/08	5.72	0.47	(1.99)	(1.52)	(0.52)	3.68	(26.00)	374	1.20		1.47		8.94		85
Year ended 12/31/07	6.09	0.44	(0.38)	0.06	(0.43)	5.72	1.01	666	1.21		1.40		7.17		113
Year ended 12/31/06	6.00	0.43	0.19	0.62	(0.53)	6.09	10.41	919	1.21		1.43		6.97		135
Year ended 12/31/05	6.43	0.41	(0.26)	0.15	(0.58)	6.00	2.43	1,556	1.22		1.41		6.37		69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,709 and $450 for Series I and Series II shares, respectively.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$1,036.40	$4.75	$1,020.13	$4.71	0.94%

Series II	1,000.00	1,036.50	6.01	1,018.89	5.96	1.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. High Yield Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. High Yield Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, and against the Lipper VA Underlying Funds — High Current Yield Index. The Board noted that the performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this expense limitation would have on the Fund’s estimated total expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes three breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIHYI-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	2.48%

Series II Shares	2.24

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼ (Broad Market/Style-Specific Index)	4.45

▼ Lipper Inc.
The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (3/9/84)	3.94%

10 Years	-2.20

5 Years	5.71

1 Year	21.90

Series II Shares

Inception (6/5/00)	-2.41%

10 Years	-2.46

5 Years	5.46

1 Year	21.61

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. High Yield Securities Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. High Yield Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.75% and 2.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 2.08% and 2.33%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. High Yield Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus.

Invesco V.I. High Yield Securities Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–91.8%
Advertising–1.2%
Affinion Group, Inc., 11.50%, 10/15/15	$295,000	$310,488

Lamar Media Corp., 7.875%, 04/15/18(b)	70,000	70,700

		381,188

Aerospace & Defense–2.0%
Hexcel Corp., 6.75%, 02/01/15	145,000	142,825

L-3 Communications Corp., 5.875%, 01/15/15	200,000	198,500

Transdigm, Inc., 7.75%, 07/15/14(b)	145,000	145,725

Triumph Group, Inc., 8.00%, 11/15/17	140,000	134,750

		621,800

Airlines–0.7%
Continental Airlines 2007-1 Class C Pass Through Trust, 7.339%, 04/19/14	106,209	102,226

Continental Airlines 2009-1 Class B Pass Through Trust, (Series B), 9.25%, 05/10/17	10,000	10,456

United Air Lines, Inc., 9.875%, 08/01/13(b)	95,000	98,325

		211,007

Alternative Carriers–0.1%
Intelsat Corp., 9.25%, 06/15/16	30,000	31,650

Aluminum–1.4%
Century Aluminum Co., 8.00%, 05/15/14	35,000	33,075

Novelis, Inc. (Canada), 7.25%, 02/15/15	430,000	419,250

		452,325

Apparel Retail–1.2%
Brown Shoe Co., Inc., 8.75%, 05/01/12	330,000	334,950

Collective Brands, Inc., 8.25%, 08/01/13	50,000	50,625

		385,575

Apparel, Accessories & Luxury Goods–0.8%
Oxford Industries, Inc., 11.375%, 07/15/15	150,000	166,125

Quiksilver, Inc., 6.875%, 04/15/15	100,000	91,250

		257,375

Asset Management & Custody Banks–0.3%
Apria Healthcare Group, Inc., 12.375%, 11/01/14(b)	95,000	102,244

Auto Parts & Equipment–0.8%
Cooper-Standard Automotive, Inc., 8.50%, 05/01/18(b)	150,000	151,500

Tenneco, Inc., 8.125%, 11/15/15	105,000	106,313

		257,813

Automobile Manufacturers–1.0%
Ford Motor Co., 7.45%, 07/16/31	265,000	239,825

General Motors Corp., 8.375%, 07/15/33(c)	265,000	85,463

		325,288

Broadcasting–3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14(b)	295,000	327,081

DISH DBS Corp., 6.625%, 10/01/14	330,000	331,650

DISH DBS Corp., 7.00%, 10/01/13	130,000	134,550

XM Satellite Radio, Inc., 13.00%, 08/01/13(b)	135,000	147,994

		941,275

Building Products–1.5%
Building Materials Corp. of America, 7.50%, 03/15/20(b)	40,000	39,000

Gibraltar Industries, Inc., 8.00%, 12/01/15	105,000	102,900

Nortek, Inc., 11.00%, 12/01/13	115,000	120,463

Ply Gem Industries, Inc., 11.75%, 06/15/13	200,000	209,500

		471,863

Cable & Satellite–2.9%
CSC Holdings, Inc., 8.50%, 06/15/15	120,000	124,800

CSC Holdings, Inc., 8.625%, 02/15/19	445,000	470,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Cable & Satellite–(continued)

Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	$125,000	$126,250

Virgin Media Finance PLC, 9.125%, 08/15/16	205,000	213,200

		934,281

Casinos & Gaming–4.2%
Ameristar Casinos, Inc., 9.25%, 06/01/14	165,000	173,662

Harrah’s Operating Co., Inc., 5.625%, 06/01/15	115,000	74,750

Harrah’s Operating Co., Inc., 11.25%, 06/01/17	135,000	142,088

Las Vegas Sands Corp., 6.375%, 02/15/15	100,000	96,250

MGM Mirage, 6.75%, 04/01/13	475,000	418,000

MGM Mirage, 13.00%, 11/15/13	145,000	167,112

Resort at Summerlin LP, (Series B), 13.00%, 12/15/07(c)	7,210,050	0

Scientific Games International, Inc., 9.25%, 06/15/19	125,000	128,750

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20(b)	160,000	161,200

		1,361,812

Coal & Consumable Fuels–0.6%
Consol Energy, Inc., 8.25%, 04/01/20(b)	35,000	36,794

Foundation PA Coal Co. LLC, 7.25%, 08/01/14	140,000	143,150

		179,944

Commodity Chemicals–0.4%
Westlake Chemical Corp., 6.625%, 01/15/16	130,000	125,288

Communications Equipment–0.6%
Avaya, Inc., 9.75%, 11/01/15	195,000	186,713

Construction & Farm Machinery & Heavy Trucks–2.2%
Case New Holland, Inc., 7.75%, 09/01/13	135,000	139,050

Case New Holland, Inc., 7.875%, 12/01/17(b)	75,000	76,500

Navistar International Corp., 8.25%, 11/01/21	410,000	417,175

Oshkosh Corp., 8.50%, 03/01/20	75,000	78,187

		710,912

Construction Materials–0.5%
Hanson Ltd., 7.875%, 09/27/10	100,000	100,563

Texas Industries, Inc., 7.25%, 07/15/13	55,000	53,625

		154,188

Consumer Finance–2.4%
Ally Financial, Inc., 6.875%, 09/15/11	190,000	194,275

Ally Financial, Inc., 8.00%, 03/15/20(b)	170,000	167,875

Ally Financial, Inc., 8.00%, 11/01/31	85,000	79,900

Ford Motor Credit Co. LLC, 8.00%, 12/15/16	95,000	97,137

Ford Motor Credit Co. LLC, 8.125%, 01/15/20	215,000	220,375

		759,562

Data Processing & Outsourced Services–1.3%
SunGard Data Systems, Inc., 9.125%, 08/15/13	280,000	286,650

SunGard Data Systems, Inc., 10.25%, 08/15/15	60,000	61,950

SunGard Data Systems, Inc., 10.625%, 05/15/15	65,000	69,875

		418,475

Department Stores–0.6%
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	200,000	202,000

Distillers & Vintners–0.6%
Constellation Brands, Inc., 7.25%, 05/15/17	175,000	178,500

Diversified Chemicals–1.2%
Ashland, Inc., 9.125%, 06/01/17	175,000	193,375

Innophos, Inc., 8.875%, 08/15/14	175,000	180,469

		373,844

Diversified Commercial & Professional Services–0.3%
ARAMARK Corp., 8.50%, 02/01/15	100,000	101,750

Diversified Metals & Mining–1.3%
Teck Resources Ltd. (Canada), 10.25%, 05/15/16	360,000	425,700

Diversified Support Services–0.4%
Travelport LLC, 9.875%, 09/01/14	113,000	114,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Electric Utilities–0.7%
Edison Mission Energy, 7.00%, 05/15/17	$315,000	$204,750

Midwest Generation LLC, (Series B), 8.56%, 01/02/16	11,655	11,509

		216,259

Electrical Components & Equipment–0.4%
Baldor Electric Co., 8.625%, 02/15/17	120,000	124,800

Fertilizers & Agricultural Chemicals–0.7%
CF Industries, Inc., 7.125%, 05/01/20	210,000	216,300

Food Retail–1.1%
SUPERVALU, Inc., 7.50%, 05/15/12	110,000	113,850

SUPERVALU, Inc., 7.50%, 11/15/14	120,000	120,300

SUPERVALU, Inc., 8.00%, 05/01/16	120,000	119,100

		353,250

Gas Utilities–0.6%
Ferrellgas LP, 6.75%, 05/01/14	110,000	108,625

Suburban Propane Partners, 7.375%, 03/15/20	75,000	76,125

		184,750

Health Care Services–1.1%
Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	255,000	264,562

Multiplan, Inc., 10.375%, 04/15/16(b)	52,000	53,690

Universal Hospital Services, Inc., (PIK), 8.50%, 06/01/15	25,000	24,688

		342,940

Health Care Equipment–1.4%
Biomet, Inc., 10.00%, 10/15/17	280,000	303,100

Fresenius US Finance II, Inc., 9.00%, 07/15/15(b)	80,000	87,200

Invacare Corp., 9.75%, 02/15/15	65,000	70,200

		460,500

Health Care Facilities–4.1%
Community Health Systems, 8.875%, 07/15/15	175,000	182,000

HCA, Inc., 5.75%, 03/15/14	255,000	238,425

HCA, Inc., 6.25%, 02/15/13	200,000	197,500

HCA, Inc., 7.875%, 02/15/20	70,000	72,450

HCA, Inc., 9.875%, 02/15/17	115,000	124,200

Select Medical Corp., 6.143%, 09/15/15(d)	60,000	51,900

Sun Healthcare Group, Inc., 9.125%, 04/15/15	130,000	136,337

Tenet Healthcare Corp., 7.375%, 02/01/13	180,000	181,350

Tenet Healthcare Corp., 10.00%, 05/01/18(b)	135,000	149,850

		1,334,012

Heavy Electrical Equipment–0.0%
Ormat Funding Corp., 8.25%, 12/30/20	—	0

Homebuilding–1.2%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	295,000	296,475

M/I Homes, Inc., 6.875%, 04/01/12	90,000	89,550

		386,025

Independent Power Producers & Energy Traders–2.8%
AES Corp. (The), 7.75%, 03/01/14	270,000	276,075

Ipalco Enterprises, Inc., 8.625%, 11/14/11	115,000	119,313

Mirant Americas Generation LLC, 8.50%, 10/01/21	135,000	126,225

NRG Energy, Inc., 7.375%, 02/01/16	205,000	205,512

RRI Energy, Inc., 7.875%, 06/15/17	165,000	156,337

		883,462

Industrial Conglomerates–0.8%
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18(b)	255,000	247,350

Industrial Gases–0.1%
Airgas, Inc., 7.125%, 10/01/18(b)	45,000	48,431

Integrated Telecommunication Services–6.3%
Frontier Communications Corp., 9.00%, 08/15/31	300,000	280,125

Intelsat Bermuda Ltd. (PIK) (Bermuda), 11.50%, 02/04/17	551,875	554,634

Intelsat Jackson Holdings Ltd., 9.50%, 06/15/16	110,000	116,325

West Corp., 9.50%, 10/15/14	275,000	279,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)

Wind Acquisition Finance SA, 11.75%, 07/15/17(b)	$200,000	$208,500

Wind Acquisition Finance SA (Luxembourg), 12.00%, 12/01/15(b)	275,000	286,000

Windstream Corp., 7.875%, 11/01/17	165,000	161,288

Windstream Corp., 8.125%, 08/01/13	125,000	129,531

		2,015,528

Internet Retail–1.8%
Expedia, Inc., 8.50%, 07/01/16	270,000	292,191

Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc., 10.75%, 08/01/16	260,000	280,150

		572,341

Metal & Glass Containers–1.6%
Berry Plastics Corp., 9.50%, 05/15/18(b)	220,000	202,400

Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	12,000	12,390

Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	115,000	120,175

Solo Cup Co., 8.50%, 02/15/14	180,000	162,450

		497,415

Movies & Entertainment–0.7%
AMC Entertainment, Inc., 8.75%, 06/01/19	220,000	222,200

Multi-line Insurance–0.5%
Hartford Financial Services Group, Inc., 8.125%, 06/15/38(d)	165,000	151,592

Oil & Gas Drilling–0.2%
Pride International, Inc., 7.375%, 07/15/14	75,000	74,531

Oil & Gas Equipment & Services–1.2%
Bristow Group, Inc., 7.50%, 09/15/17	60,000	57,450

Cie Generale de Geophysique-Veritas (France), 7.50%, 05/15/15	205,000	196,800

Key Energy Services, Inc., 8.375%, 12/01/14	140,000	139,300

		393,550

Oil & Gas Exploration & Production–10.7%
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp., 10.75%, 02/01/18	235,000	250,863

Chaparral Energy, Inc., 8.875%, 02/01/17	140,000	130,550

Chesapeake Energy Corp., 6.375%, 06/15/15	150,000	155,010

Chesapeake Energy Corp., 6.50%, 08/15/17	130,000	129,350

Chesapeake Energy Corp., 6.875%, 11/15/20	10,000	10,175

Cimarex Energy Co., 7.125%, 05/01/17	220,000	222,200

Continental Resources, 7.375%, 10/01/20(b)	65,000	64,675

Continental Resources, 8.25%, 10/01/19	50,000	52,625

Encore Acquisition Co., 9.50%, 05/01/16	90,000	95,288

Forest Oil Corp., 7.25%, 06/15/19	265,000	257,712

Hilcorp Energy I LP/Hilcorp Finance Co., 7.75%, 11/01/15(b)	305,000	298,900

Intergen N.V. (Netherlands), 9.00%, 06/30/17(b)	285,000	286,425

McMoRan Exploration Co, 11.875%, 11/15/14	250,000	256,562

Newfield Exploration Co., 6.625%, 09/01/14	255,000	258,187

Newfield Exploration Co., 7.125%, 05/15/18	60,000	59,700

Petrohawk Energy Corp., 7.875%, 06/01/15	175,000	176,313

Pioneer Natural Resources Co., 6.65%, 03/15/17	215,000	218,802

Plains Exploration & Production Co., 7.625%, 06/01/18	195,000	191,831

Range Resources Corp., 7.50%, 05/15/16	110,000	111,925

SandRidge Energy, Inc., (144A), 8.00%, 06/01/18(b)	80,000	74,400

Southwestern Energy Co., 7.50%, 02/01/18	120,000	128,100

		3,429,593

Oil & Gas Refining & Marketing–1.0%
Tesoro Corp., 6.50%, 06/01/17	170,000	157,250

United Refining Co., (Series 2), 10.50%, 08/15/12	165,000	151,388

		308,638

Oil & Gas Storage & Transportation–2.7%
Copano Energy LLC/Copano Energy Finance Corp., 8.125%, 03/01/16	155,000	154,225

El Paso Corp., 6.875%, 06/15/14	115,000	117,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

El Paso Corp., 12.00%, 12/12/13	$25,000	$29,000

Inergy LP, 8.25%, 03/01/16	125,000	127,500

MarkWest Energy Partners LP/ MarkWest Energy Finance Corp., (Series B), 8.75%, 04/15/18	160,000	163,600

Regency Energy Partners, 8.375%, 12/15/13	85,000	88,187

Sonat, Inc., 7.625%, 07/15/11	170,000	175,525

		855,337

Other Diversified Financial Services–2.4%
Bank of America Corp., 8.00%,10/30/49(d)(e)	190,000	182,400

International Lease Finance Corp., 8.625%, 09/15/15(b)	235,000	224,425

International Lease Finance Corp., 8.75%, 03/15/17(b)	94,000	89,770

NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	315,000	279,562

		776,157

Packaged Foods & Meats–0.5%
JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	140,000	157,500

Paper Packaging–1.8%
Cascades, Inc, 7.875%, 01/15/20	145,000	142,100

Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	210,000	214,200

Graphic Packaging International, Inc., 9.50%, 08/15/13	200,000	204,000

		560,300

Paper Products–2.1%
Georgia-Pacific LLC, 7.125%, 01/15/17(b)	265,000	271,625

Georgia-Pacific LLC, 8.25%, 05/01/16(b)	65,000	69,875

Mercer International, Inc., 9.25%, 02/15/13	210,000	204,225

PH Glatfelter Co., 7.125%, 05/01/16	110,000	108,305

		654,030

Pharmaceuticals–0.3%
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16	110,000	111,788

Publishing–0.9%
Gannett Co., Inc., 9.375%, 11/15/17(b)	95,000	100,938

Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	185,000	190,087

		291,025

Railroads–0.3%
Kansas City Southern de Mexico SA de CV (Mexico), 8.00%, 02/01/18(b)	95,000	97,689

Semiconductors–0.9%
Freescale Semiconductor, Inc., 9.125%, 12/15/14	190,000	171,475

Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	109,000	107,910

		279,385

Specialized Finance–1.7%
CIT Group, Inc., 7.00%, 05/01/17	580,000	527,800

Specialty Chemicals–0.5%
Huntsman International LLC, 7.375%, 01/01/15	190,000	176,700

Specialty Stores–0.5%
Michaels Stores, Inc., 13.00%, 11/01/16(f)	175,000	157,063

Systems Software–1.4%
Vangent, Inc., 9.625%, 02/15/15	460,000	442,175

Tires & Rubber–0.4%
Cooper Tire and Rubber Co., 8.00%, 12/15/19	140,000	139,650

Trading Companies & Distributors–0.5%
H&E Equipment Services, Inc., 8.375%, 07/15/16	160,000	151,200

Trucking–0.4%
Hertz Corp. (The), 8.875%, 01/01/14	120,000	122,100

Wireless Telecommunication Services–2.0%
Nextel Communications, Inc., (Series E), 6.875%, 10/31/13	370,000	363,525

Sprint Capital Corp., 6.90%, 05/01/19	315,000	287,437

		650,962

Total Bonds & Notes (Cost $35,033,856)		29,281,395

Senior Secured Floating Rate Interest Loans–1.6%
Casinos & Gaming–1.0%
CCM Merger Corp., 8.50%, 07/13/12(d)	315,369	310,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders–0.6%
Calpine Corp., 3.165%, 03/29/14(d)	$249,038	$228,816

Total Senior Secured Floating Rate Interest Loans (Cost $492,254)		538,865

	Shares
Preferred Stocks–0.7%
Diversified Banks–0.4%
Ally Financial, Inc.(b)	172	133,703

Regional Banks–0.3%
Zions Bancorporation	3,150	81,585

Total Preferred Stocks (Cost $152,236)		215,288

Common Stocks–0.1%
Communications Equipment–0.1%
Orbcomm, Inc.(g)	6,198	11,280

Wireless Telecommunication Services–0.0%
USA Mobility, Inc.	521	6,731

Total Common Stocks (Cost $0)		18,011

Money Market Funds–1.7%
Liquid Assets Portfolio–Institutional Class(h)	267,119	267,119

Premier Portfolio–Institutional Class(h)	267,119	267,119

Total Money Market Funds (Cost $534,238)		534,238

TOTAL INVESTMENTS (Cost $36,212,584)–95.9%		30,587,797

OTHER ASSETS LESS LIABILITIES–4.1%		1,320,000

NET ASSETS–100.0%		$31,907,797

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $4,908,256 which represented 15.4% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2010 was $85,463, which represented 0.3% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Non-income producing security.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2010

BBB	4.0%

BB	42.2

B	37.7

CCC	9.8

NR	1.4

Cash	4.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $35,678,346)	$30,053,559

Investments in affiliated money market funds, at value and cost	534,238

Total investments, at value (Cost $36,212,584)	30,587,797

Cash	6,303

Receivable for:
Investments sold	2,468,340

Dividends	607,223

Fund expenses absorbed	133,186

Other Assets	3,725

Total assets	33,806,574

Liabilities:
Payable for:
Investments purchased	1,418,673

Fund shares reacquired	200,999

Accrued fees to affiliates	10,161

Accrued other operating expenses	267,568

Trustee deferred compensation and retirement plans	1,376

Total liabilities	1,898,777

Net assets applicable to shares outstanding	$31,907,797

Net assets consist of:
Shares of beneficial interest	$285,357,059

Undistributed net investment income	819,564

Undistributed net realized gain (loss)	(248,644,039)

Unrealized appreciation (depreciation)	(5,624,787)

$31,907,797

Net Assets:
Series I	$15,728,618

Series II	$16,179,179

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	14,866,839

Series II	15,289,494

Series I:
Net asset value per share	$1.06

Series II:
Net asset value per share	$1.06

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Interest	$1,524,563

Dividends	6,065

Dividends from affiliated money market funds	1,068

Income from securities loaned	4,371

Total investment income	1,536,067

Expenses
Advisory fees	68,917

Administrative services fees	21,706

Custodian fees	1,904

Distribution fees — Series II	20,670

Transfer agent fees	250

Trustees’ and officers’ fees and benefits	2,651

Professional fees	299,221

Other	26,492

Total expenses	441,811

Less: Fees waived	(134,042)

Net expenses	307,769

Net investment income	1,228,298

Realized and unrealized gain (loss) from:
Realized gain (loss) from investment securities	(45,271,531)

Net change in unrealized appreciation of investment securities	44,814,280

Net realized and unrealized gain (loss)	(457,251)

Net increase in net assets resulting from operations	$771,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30, 2010	December 31, 2009

Operations:
Net investment income	$1,228,298	$2,629,901

Net realized gain (loss)	(45,271,531)	(2,347,089)

Change in net unrealized appreciation	44,814,280	10,752,985

Net increase in net assets resulting from operations	771,047	11,035,797

Distributions to shareholders from net investment income:
Series I	(1,323,198)	(1,215,369)

Series II	(1,325,494)	(1,195,423)

Total distributions from net investment income	(2,648,692)	(2,410,792)

Net increase (decrease) from in net assets resulting from share transactions	238,838	(2,278,057)

Net increase (decrease) in net assets	(1,638,807)	6,346,948

Net Assets:
Beginning of period	33,546,604	27,199,656

End of period (includes undistributed net investment income of $819,564 and $2,239,958, respectively)	$31,907,797	$33,546,604

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Variable Investment Series - High Yield Portfolio (the “Acquired Fund”), an investment portfolio of Morgan Stanley Variable Investment Series. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class X and Class Y shares received Series I and Series II shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class X and Class Y shares prior to the Reorganization are included with Series I and Series II shares, respectively, of the Fund throughout this report.
  The Fund’s primary investment objective is to provide a high level of current income by investing in a diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective the Fund will seek capital appreciation, but only when consistent with its primary objective.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. High Yield Securities Fund

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

Invesco V.I. High Yield Securities Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.42%

Next $250 million	0.345%

Next $250 billion	0.295%

Next $1 billion	0.27%

Next $1 billion	0.245%

Over $3 billion	0.22%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.75% and Series II shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above:

Invesco V.I. High Yield Securities Fund

(1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waiver or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the six months ended June 30, 2010, the Adviser and MSIA waived advisory fees of $133,179 and $863, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $6,571 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $11,025 to Morgan Stanley Services Company, Inc.
  Also, the Trust has entered into service agreements with State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $208 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees $17,330 to Morgan Stanley Distributors Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class Y shares. For the six months ended June 30, 2010, expenses incurred under the Plans are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$633,834	$133,703	$—	$767,537

Corporate Debt Securities	—	29,820,260	0	29,820,260

Total Investments	$633,834	$29,953,963	$0	$30,587,797

Invesco V.I. High Yield Securities Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$63,495,000

December 31, 2011	81,458,000

December 31, 2012	24,098,000

December 31, 2013	15,737,000

December 31, 2014	6,219,000

December 31, 2016	1,794,000

December 31, 2017	10,401,000

Total capital loss carryforward	$203,202,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $14,211,456 and $15,697,997, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,737,020

Aggregate unrealized (depreciation) of investment securities	(7,369,549)

Net unrealized appreciation (depreciation) of investment securities	$(5,632,529)

Cost of investments for tax purposes is 36,220,326.

Invesco V.I. High Yield Securities Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Series I
Sold	203,334	$228,309	885,547	$849,248

Reinvestment of dividends and distributions	1,272,306	1,323,198	1,279,336	1,215,369

Redeemed	(1,511,833)	(1,718,352)	(2,812,285)	(2,762,208)

Net increase (decrease) — Series I	(36,193)	(166,845)	(647,402)	(697,591)

Series II
Sold	289,370	312,665	408,859	415,103

Reinvestment of dividends and distributions	1,274,514	1,325,494	1,258,340	1,195,423

Redeemed	(1,100,086)	(1,232,476)	(3,277,685)	(3,190,992)

Net increase (decrease) — Series II	463,798	405,683	(1,610,486)	(1,580,466)

Net increase in (decrease) in share activity	427,605	$238,838	(2,257,888)	$(2,278,057)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007	2006	2005

Series I
Selected Per Share Data:
Net asset value, beginning of period	$1.13		$0.85		$1.13		$1.16	$1.14	$1.20

Income (loss) from investment operations:
Net investment income(a)	0.04		0.09		0.07		0.08	0.08	0.08

Net realized and unrealized gain (loss)	(0.01)		0.27		(0.33)		(0.03)	0.02	(0.06)

Total income (loss) from investment operations	0.03		0.36		(0.26)		0.05	0.10	0.02

Less dividends from net investment income	(0.10)		(0.08)		(0.02)		(0.08)	(0.08)	(0.08)

Net asset value, end of period	$1.06		$1.13		$0.85		$1.13	$1.16	$1.14

Total return(b)	2.48%		44.56%		(23.13)%		4.17%	9.29%	2.18%

Net assets, end of period, (000’s omitted)	$15,729		$16,824		$13,226		$21,625	$27,907	$35,226

Ratios to Average Net Assets:
With fee waivers and/or expense reimbursements	1.75	%(c)	1.74	%(d)	1.48	%(d)	1.18%	0.95%	0.87%

Without fee waivers and/or expense reimbursements	2.57	%(c)	1.75	%(d)	1.48	%(d)	1.18%	0.95%	0.87%

Net investment income	7.61	%(c)	8.76	%(d)	6.90	%(d)	6.48%	6.78%	6.81%

Rebate from affiliates	—		0.01%		0.00	%(e)	—	—	—

Supplemental Data:
Portfolio turnover rate(f)	46%		75%		44%		26%	23%	48%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,419.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. High Yield Securities Fund

	Six months ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007	2006	2005

Series II
Selected Per Share Data:
Net asset value, beginning of period	$1.13		$0.85		$1.13		$1.16	$1.14	$1.20

Income (loss) from investment operations:
Net investment income(a)	0.04		0.08		0.07		0.07	0.08	0.08

Net realized and unrealized gain (loss)	(0.02)		0.28		(0.33)		(0.03)	0.02	(0.06)

Total income (loss) from investment operations	0.02		0.36		(0.26)		0.04	0.10	0.02

Less dividends from net investment income	(0.09)		(0.08)		(0.02)		(0.07)	(0.08)	(0.08)

Net asset value, end of period	$1.06		$1.13		$0.85		$1.13	$1.16	$1.14

Total return(b)	2.24%		44.27%		(23.20)%		3.90%	9.01%	1.92%

Net assets, end of period, (000’s omitted)	$16,179		$16,723		$13,973		$24,433	$30,764	$35,551

Ratios to Average Net Assets:
With fee waivers and/or expense reimbursements	2.00	%(c)	1.99	%(d)	1.73	%(d)	1.43%	1.20%	1.12%

Without fee waivers and/or expense reimbursements	2.82	%(c)	2.00	%(d)	1.73	%(d)	1.43%	1.20%	1.12%

Net investment income	7.36	%(c)	8.51	%(d)	6.65	%(d)	6.23%	6.53%	6.56%

Rebate from affiliates	—		0.01%		0.00	%(e)	—	—	—

Supplemental Data:
Portfolio turnover rate(f)	46%		75%		44%		26%	23%	48%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,670.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 10—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco V.I. High Yield Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$1,024.80	$8.79	$1,016.12	$8.75	1.75%

Series II	1,000.00	1,022.40	10.03	1,014.88	9.99	2.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Securities Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco V.I. High Yield Securities Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services.

Invesco V.I. High Yield Securities Fund

The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. High Yield Securities Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Variable Investment Series — High Yield Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	26,367,409	1,046,234	2,021,109	0

Invesco V.I. High Yield Securities Fund

Invesco V.I. Income Builder Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIIBU-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	–5.02%

Series II Shares	–5.18

Russell 1000 Value Index▼(Broad Market Index)	–5.12

Barclays Capital U.S. Government/Credit Index▼(Style-Specific Index)	5.49

▼ Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Barclays Capital U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements to represent the credit interests.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (1/21/97)	4.88%

10 Years	3.87

5 Years	1.70

1 Year	15.83

Series II Shares

Inception (6/5/00)	3.26%

10 Years	3.60

5 Years	1.44

1 Year	15.45

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Income Builder Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Income Builder Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.02% and 1.27%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.35% and 1.60%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Income Builder Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus.

Invesco V.I. Income Builder Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–70.9%
Aerospace & Defense–0.3%
General Dynamics Corp.	1,636	$95,804

Air Freight & Logistics–0.5%
FedEx Corp.	2,020	141,622

Apparel Retail–0.7%
Gap, Inc. (The)	9,908	192,810

Asset Management & Custody Banks–1.0%
Janus Capital Group, Inc.	10,554	93,719

State Street Corp.	5,580	188,716

		282,435

Automobile Manufacturers–0.4%
Ford Motor Co.(b)	11,929	120,244

Biotechnology–0.9%
Genzyme Corp.(b)	5,004	254,053

Cable & Satellite–2.1%
Comcast Corp. (Class A)	19,760	343,231

Time Warner Cable, Inc.	4,981	259,411

		602,642

Communications Equipment–1.0%
Cisco Systems, Inc.(b)	13,578	289,347

Computer Hardware–2.1%
Dell, Inc.(b)	18,683	225,317

Hewlett-Packard Co.	8,774	379,739

		605,056

Consumer Electronics–0.7%
Sony Corp. (ADR) (Japan)	8,194	218,616

Data Processing & Outsourced Services–0.6%
Western Union Co. (The)	12,589	187,702

Diversified Banks–1.2%
US Bancorp	6,112	136,603

Wells Fargo & Co.	8,947	229,043

		365,646

Diversified Chemicals–1.2%
Dow Chemical Co. (The)	9,043	214,500

PPG Industries, Inc.	2,405	145,286

		359,786

Diversified Metals & Mining–0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,116	125,119

Diversified Support Services–0.4%
Cintas Corp.	4,714	112,995

Drug Retail–0.6%
Walgreen Co.	6,452	172,268

Electric Utilities–3.0%
American Electric Power Co., Inc.	13,715	442,994

Edison International	2,983	94,621

Entergy Corp.	2,273	162,792

FirstEnergy Corp.	4,877	171,817

		872,224

Food Distributors–0.8%
Sysco Corp.	8,369	239,102

Health Care Distributors–0.5%
Cardinal Health, Inc.	4,281	143,884

Health Care Equipment–0.9%
Covidien PLC (Ireland)	6,686	268,644

Home Improvement Retail–1.2%
Home Depot, Inc.	12,464	349,865

Human Resource & Employment Services–0.7%
Manpower, Inc.	2,636	113,822

Robert Half International, Inc.	4,136	97,403

		211,225

Hypermarkets & Super Centers–1.2%
Wal-Mart Stores, Inc.	7,658	368,120

Industrial Conglomerates–4.2%
General Electric Co.	48,205	695,116

Siemens AG (ADR) (Germany)	2,559	229,108

Tyco International Ltd.	8,792	309,742

		1,233,966

Industrial Machinery–1.5%
Dover Corp.	5,472	228,675

Ingersoll-Rand PLC (Ireland)	5,882	202,870

		431,545

Insurance Brokers–2.3%
Marsh & McLennan Cos., Inc.	29,560	666,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Income Builder Fund

	Shares	Value

Integrated Oil & Gas–5.2%
ConocoPhillips	4,731	$232,245

Exxon Mobil Corp.	3,617	206,422

Hess Corp.	4,250	213,945

Occidental Petroleum Corp.	6,407	494,300

Royal Dutch Shell PLC (ADR) (United Kingdom)	7,597	381,521

		1,528,433

Integrated Telecommunication Services–0.7%
Verizon Communications, Inc.	7,157	200,539

Internet Software & Services–2.3%
eBay, Inc.(b)	23,790	466,522

Yahoo!, Inc.(b)	15,811	218,666

		685,188

Investment Banking & Brokerage–1.0%
Charles Schwab Corp. (The)	20,419	289,542

IT Consulting & Other Services–0.7%
Amdocs Ltd.(b)	7,432	199,549

Life & Health Insurance–0.5%
Principal Financial Group, Inc.	6,151	144,180

Managed Health Care–1.0%
UnitedHealth Group, Inc.	10,343	293,741

Motorcycle Manufacturers–0.3%
Harley-Davidson, Inc.	4,642	103,192

Movies & Entertainment–3.4%
Time Warner, Inc.	13,407	387,596

Viacom, Inc. (Class B)	19,089	598,822

		986,418

Multi-Utilities–1.6%
PG&E Corp.	11,467	471,277

Office Services & Supplies–0.4%
Avery Dennison Corp.	3,752	120,552

Oil & Gas Equipment & Services–0.9%
Schlumberger Ltd.	4,559	252,295

Oil & Gas Exploration & Production–1.8%
Anadarko Petroleum Corp.	6,179	223,000

Devon Energy Corp.	3,232	196,894

Noble Energy, Inc.	1,643	99,122

		519,016

Other Diversified Financial Services–6.0%
Bank of America Corp.	36,086	518,556

Citigroup, Inc.	57,078	214,613

JPMorgan Chase & Co.	27,869	1,020,284

		1,753,453

Packaged Foods & Meats–2.1%
Kraft Foods, Inc. (Class A)	16,258	455,224

Unilever N.V. (NY Registered Shares) (Netherlands)	5,635	153,948

		609,172

Personal Products–0.7%
Avon Products, Inc.	8,042	213,113

Pharmaceuticals–5.6%
Abbott Laboratories	3,425	160,221

Bayer AG (ADR) (Germany)	4,013	225,623

Bristol-Myers Squibb Co.	15,806	394,202

Merck & Co., Inc.	9,688	338,789

Pfizer, Inc.	20,010	285,343

Roche Holding AG (ADR) (Switzerland)	6,472	223,716

		1,627,894

Property & Casualty Insurance–0.8%
Chubb Corp.	4,929	246,499

Regional Banks–2.7%
BB&T Corp.	6,927	182,249

Fifth Third Bancorp	12,410	152,519

PNC Financial Services Group, Inc.	7,892	445,898

		780,666

Semiconductor Equipment–0.3%
Lam Research Corp.(b)	2,675	101,811

Semiconductors–0.8%
Intel Corp.	12,399	241,161

Soft Drinks–0.6%
Coca-Cola Co. (The)	3,262	163,492

Wireless Telecommunication Services–1.1%
Vodafone Group PLC (ADR) (United Kingdom)	15,433	319,000

Total Common Stocks & Other Equity Interests (Cost $22,023,901)		20,761,481

	Principal
	Amount
Convertible Bonds–14.0%
Brewery–4.4%
Molson Coors Brewing Co., 2.50%, 07/30/13	$1,200,000	1,293,000

Electronic Component–Semiconductor–4.7%
Intel Corp., (144A), 2.95%, 12/15/35(c)	1,450,000	1,384,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Income Builder Fund

	Principal
	Amount	Value

Gold Mining–4.9%
Newmont Mining Corp., 1.25%, 07/15/14	$1,000,000	$1,430,000

Total Convertible Bonds (Cost $3,723,455)		4,107,750

Bonds & Notes–11.0%
Hotels & Motels–7.3%
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	2,000,000	2,134,701

Paper & Related Products–3.7%
Buckeye Technologies, Inc., 8.50%, 10/01/13	1,050,000	1,068,375

Total Bonds & Notes (Cost $3,102,032)		3,203,076

	Shares
Convertible Preferred Stocks–1.4%
Real Estate Investment Trusts (REITs)
Equity Residential (Series E) $1.75 (Cost $225,040)	9,000	417,241

Money Market Funds–2.8%
Liquid Assets Portfolio–Institutional Class(d)	408,137	408,137

Premier Portfolio–Institutional Class(d)	408,137	408,137

Total Money Market Funds (Cost $816,274)		816,274

TOTAL INVESTMENTS–100.1% (Cost $29,890,702)		29,305,822

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.1)		(38,846)

NET ASSETS–100.0%		$29,266,976

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2010 represented 4.73% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	16.9%

Consumer Discretionary	16.1

Information Technology	12.6

Consumer Staples	10.4

Materials	10.2

Health Care	8.8

Industrials	8.0

Energy	7.9

Utilities	4.6

Telecommunication Services	1.8

Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Income Builder Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $29,074,428)	$28,489,548

Investments in affiliated money market funds, at value and cost	816,274

Total investments, at value (Cost $29,890,702)	29,305,822

Receivable for:
Investments sold	45,709

Dividends	129,773

Fund shares sold	8,344

Other assets	3,652

Total assets	29,493,300

Liabilities:
Payable for:
Investments purchased	130,745

Fund shares reacquired	56,354

Accrued fees to affiliates	12,871

Accrued other operating expenses	24,995

Trustee deferred compensation and retirement plans	1,359

Total liabilities	226,324

Net assets applicable to shares outstanding	$29,266,976

Net assets consist of:
Shares of beneficial interest	$33,790,571

Undistributed net investment income	162,608

Undistributed net realized gain (loss)	(4,101,323)

Unrealized appreciation (depreciation)	(584,880)

$29,266,976

Net Assets:
Series I	$15,322,040

Series II	$13,944,936

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	1,721,347

Series II	1,571,583

Series I:
Net asset value per share	$8.90

Series II:
Net asset value per share	$8.87

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of $6,366 foreign withholding tax)	$263,030

Dividends from affiliated money market funds	422

Interest	176,021

Total investment income	439,473

Expenses
Advisory fees	108,322

Administrative services fees	21,319

Custodian fees	3,745

Distribution fees-Series II	19,363

Transfer agent fees	250

Trustees’ and officers’ fees and benefits	1,546

Professional services fees	21,810

Other	12,958

Total expenses	189,313

Less: Fees waived	(3,134)

Net expenses	186,179

Net investment income	253,294

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $232)	937,111

Change in net unrealized appreciation (depreciation) of investment securities	(2,711,886)

Net realized and unrealized gain (loss)	(1,774,775)

Net increase (decrease) in net assets resulting from operations	$(1,521,481)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Income Builder Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30, 2010	December 31, 2009

Operations:
Net investment income	$253,294	697,812

Net realized gain (loss)	937,111	(3,563,908)

Change in net unrealized appreciation (depreciation)	(2,711,886)	9,679,080

Net increase (decrease) in net assets resulting from operations	(1,521,481)	6,812,984

Distributions to shareholders from net investment income:
Series I	(411,145)	(528,794)

Series II	(334,922)	(448,809)

Total Dividends	(746,067)	(977,603)

Distributions to shareholders from net realized gains:
Series I	—	(8,092)

Series II	—	(7,525)

Total Distributions	—	(15,617)

Net increase (decrease) in net assets resulting from share transactions	(1,580,021)	(4,385,614)

Net increase (decrease) in net assets	(3,847,569)	1,434,150

Net Assets:
Beginning of year	33,114,545	31,680,395

End of year (includes undistributed net investment income of $162,608 and $655,381, respectively)	$29,266,976	33,114,545

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Income Builder Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Variable Investment Series Income Builder Portfolio (the “Acquired Fund”), an investment portfolio of Morgan Stanley Variable Investment Series. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class X and Class Y shares received Series I and Series II shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class X and Class Y shares prior to the Reorganization are included with Series I and Series II shares, respectively, of the Fund throughout this report.
  The Fund’s primary investment objective is to seek reasonable income. As a secondary objective, the Fund seeks growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Income Builder Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

Invesco V.I. Income Builder Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.67%

Over $500 million	0.645%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to

Invesco V.I. Income Builder Fund

1.02% and Series II shares to 1.27% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the six months ended June 30, 2010, the Adviser and MSIA waived advisory fees of $323 and $2,811, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $6,288 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $10,921 to Morgan Stanley Services Company, Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $207 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $16,369 to Morgan Stanley Distributors Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class Y shares. For the six months ended June 30, 2010, expenses incurred under the Plans are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$21,545,657	$449,339	$—	$21,994,996

Corporate Debt Securities	—	7,310,826	—	7,310,826

Total Investments	$21,545,657	$7,760,165	$—	$29,305,822

Invesco V.I. Income Builder Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $18,896 and securities sales of $1,133, which resulted in net realized gains (losses) of $232.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*
December 31, 2017	$4,529,599

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $3,501,483 and $5,697,994, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,668,182

Aggregate unrealized (depreciation) of investment securities	(2,733,381)

Net unrealized appreciation (depreciation) of investment securities	$(1,065,199)

Cost of investments for tax purposes is $30,371,021.

Invesco V.I. Income Builder Fund

NOTE 9—Share Information

	Summary of Share Activity

	For the six months ended		For the year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Series I
Sold	38,157	$377,430	84,206	$700,726

Reinvestment of dividends and distributions	43,739	411,146	68,133	536,886

Redeemed	(141,062)	(1,360,418)	(402,407)	(3,276,702)

Net increase (decrease) — Series I	(59,166)	(571,842)	(250,068)	(2,039,090)

Series II
Sold	34,108	323,782	46,979	393,492

Reinvestment of dividends and distributions	35,706	334,922	58,058	456,334

Redeemed	(169,679)	(1,666,883)	(392,269)	(3,196,350)

Net increase (decrease) — Series II	(99,865)	(1,008,179)	(287,232)	(2,346,524)

Net increase (decrease) in share activity	(159,031)	$(1,580,021)	(537,300)	$(4,385,614)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Income Builder Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series I
Selected per share data:
Net asset value, beginning of period	$9.61		$7.96		$12.86		$13.59	$12.22	$11.74

Income (loss) from investment operations:
Net investment income(a)	0.08		0.20		0.31		0.31	0.33	0.29

Net realized and unrealized gain (loss)	(0.55)		1.73		(3.33)		0.15	1.38	0.52

Total income (loss) from investment operations	(0.47)		1.93		(3.02)		0.46	1.71	0.81

Less dividends and distributions from:
Net investment income	(0.24)		(0.28)		(0.09)		(0.38)	(0.34)	(0.33)

Net realized gain	—		0.00	(b)	(1.79)		(0.81)	—	—

Total dividends and distributions	(0.24)		(0.28)		(1.88)		(1.19)	(0.34)	(0.33)

Net asset value, end of period	$8.90		$9.61		$7.96		$12.86	$13.59	$12.22

Total Return(c)	(5.02)%		25.16%		(26.29)%		3.21%	14.21%	6.96%

Net assets, end of period (000’s)	$15,322		$17,116		$16,164		$28,244	$35,195	$39,562

Ratios to average net assets:
With fee waivers and/or expense reimbursements	1.03	%(d)	1.01	%(e)	0.90	%(e)	0.85%	0.83%	0.84%

Without fee waivers and/or expense reimbursements	1.05	%(d)

Net investment income	1.69	%(d)	2.40	%(e)	2.95	%(e)	2.31%	2.61%	2.47%

Rebate from affiliates	—		0.01%		0.00	%(f)	—	—	—

Supplemental data:
Portfolio turnover(g)	12%		47%		35%		32%	19%	27%

(a)	Calculated using average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,984.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Income Builder Fund

NOTE 10—Financial Highlights (continued)

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series II
Selected per share data:
Net asset value, beginning of period	$9.57		$7.92		$12.82		$13.56	$12.20	$11.71

Income (loss) from investment operations:
Net investment income(a)	0.07		0.18		0.29		0.28	0.30	0.26

Net realized and unrealized gain (loss)	(0.55)		1.73		(3.32)		0.14	1.37	0.53

Total income (loss) from investment operations	(0.48)		1.91		(3.03)		0.42	1.67	0.79

Less dividends and distributions from:
Net investment income	(0.22)		(0.26)		(0.08)		(0.35)	(0.31)	(0.30)

Net realized gain	—		0.00	(b)	(1.79)		(0.81)	—	—

Total dividends and distributions	(0.22)		(0.26)		(1.87)		(1.16)	(0.31)	(0.30)

Net asset value, end of period	$8.87		$9.57		$7.92		$12.82	$13.56	$12.20

Total Return(c)	(5.18)%		24.90%		(26.44)%		2.86%	13.96%	6.71%

Net assets, end of period (000’s)	$13,945		$15,998		$15,517		$34,717	$45,371	$45,918

Ratios to average net assets:
With fee waivers and/or expense reimbursements	1.28	%(d)	1.26	%(e)	1.15	%(e)	1.10%	1.08%	1.09%

Without fee waivers and/or expense reimbursements	1.30	%(d)

Net investment income	1.44	%(d)	2.15	%(e)	2.70	%(e)	2.06%	2.36%	2.22%

Rebate from affiliates	—		0.01%		0.00	%(f)	—	—	—

Supplemental data:
Portfolio turnover(g)	12%		47%		35%		32%	19%	27%

(a)	Calculated using average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $15,619.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Income Builder Fund

NOTE 11 —	Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco V.I. Income Builder Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$949.80	$4.98	$1,019.69	$5.16	1.03%

Series II	1,000.00	948.20	6.18	1,018.45	6.41	1.28

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I, and Series II shares to 1.02% and 1.27% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.02% and 1.27% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.93 and $6.13 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.11 and $6.36 for Series I and Series II shares, respectively.

Invesco V.I. Income Builder Fund

Approval of Investment Advisory and sub-Advisory Agreements with Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco V.I. Income Builder Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco

Invesco V.I. Income Builder Fund

Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Income Builder Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Variable Investment Series — Income Builder Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	2,927,333	225,191	246,768	0

Invesco V.I. Income Builder Fund

Invesco V.I. International Growth Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIIGR-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-8.46%

Series II Shares	-8.54

MSCI EAFE Index▼ (Broad Market Index)	-13.23

MSCI EAFE Growth Index▼ (Style-Specific Index)	-10.73

Lipper VUF International Growth Funds Index▼ (Peer Group Index)	-9.54

▼ Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Lipper VUF International Growth Funds Index is an unmanaged index considered representative of international growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (5/5/93)	6.75%

10 Years	0.87

5 Years	4.89

1 Year	11.71

Series II Shares

10 Years	0.62%

5 Years	4.62

1 Year	11.45

Series II shares incepted on September 19, 2001. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.06% and 1.31%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available by calling 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. International Growth Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.20%
Australia–5.44%
BHP Billiton Ltd.	500,223	$15,548,544

Cochlear Ltd.	211,474	13,166,079

CSL Ltd.	310,263	8,457,355

QBE Insurance Group Ltd.	471,761	7,175,567

Woolworths Ltd.	283,846	6,431,215

		50,778,760

Belgium–1.94%
Anheuser-Busch InBev N.V.	378,091	18,164,935

Brazil–1.02%
Banco Bradesco S.A.–ADR	602,200	9,550,892

Canada–6.35%
Bombardier Inc.–Class B	1,455,233	6,630,853

Canadian National Railway Co.	113,460	6,510,839

Canadian Natural Resources Ltd.	243,185	8,085,604

Cenovus Energy Inc.	307,695	7,929,419

EnCana Corp.	229,895	6,976,333

Fairfax Financial Holdings Ltd.	22,102	8,130,853

Suncor Energy, Inc.	283,716	8,356,348

Talisman Energy Inc.	440,003	6,659,572

		59,279,821

China–1.33%
Industrial and Commercial Bank of China Ltd.–Class H	17,174,000	12,469,732

Denmark–1.58%
Novo Nordisk A.S.–Class B	182,596	14,730,801

France–4.46%
AXA S.A.	365,800	5,548,816

BNP Paribas	194,784	10,402,504

Danone S.A.	170,181	9,089,858

Eutelsat Communications	189,073	6,317,963

Total S.A.	231,470	10,303,562

		41,662,703

Germany–7.11%
Adidas AG	224,053	10,816,795

Bayer AG	238,247	13,295,726

Bayerische Motoren Werke AG	315,889	15,282,116

Fresenius Medical Care AG & Co. KGaA	174,648	9,450,332

Puma AG Rudolf Dassler Sport	39,892	10,530,846

SAP AG	157,185	6,983,239

		66,359,054

Hong Kong–2.53%
Esprit Holdings Ltd.	1,126,735	6,076,041

Hutchison Whampoa Ltd.	1,785,000	11,020,122

Li & Fung Ltd.	1,462,000	6,544,428

		23,640,591

India–2.07%
Bharat Heavy Electricals Ltd.	110,887	5,840,176

Infosys Technologies Ltd.	226,553	13,537,670

		19,377,846

Israel–2.51%
Teva Pharmaceutical Industries Ltd.–ADR	450,273	23,409,693

Italy–1.70%
Finmeccanica S.p.A.	727,582	7,551,755

UniCredit S.p.A.	3,745,577	8,315,770

		15,867,525

Japan–7.18%
Denso Corp.	283,400	7,837,643

Fanuc Ltd.	96,500	10,829,401

Hoya Corp.	379,800	8,066,922

Keyence Corp.	40,800	9,388,231

Komatsu Ltd.	343,900	6,216,054

Nidec Corp.	188,400	15,783,717

Toyota Motor Corp.	258,600	8,895,606

		67,017,574

Mexico–2.91%
America Movil S.A.B de C.V.–Series L–ADR	383,410	18,211,975

Fomento Economico Mexicano, S.A.B. de C.V.–ADR	20,127	868,480

Grupo Televisa S.A.–ADR	465,946	8,112,120

		27,192,575

Netherlands–4.27%
Koninklijke (Royal) KPN N.V.	727,300	9,288,684

Koninklijke Ahold N.V.	861,338	10,669,220

TNT N.V.	416,726	10,505,417

Unilever N.V.	347,021	9,463,567

		39,926,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

	Shares	Value

Norway–0.41%
Petroleum Geo-Services A.S.A.(a)	461,001	$3,848,362

Philippines–1.18%
Philippine Long Distance Telephone Co.	214,790	11,017,002

Russia–1.61%
Gazprom–ADR	490,742	9,230,092

VimpelCom Ltd.–ADR(a)	358,456	5,799,818

		15,029,910

Singapore–3.17%
K-Green Trust(a)	438,000	328,641

Keppel Corp. Ltd.	2,190,000	13,194,923

United Overseas Bank Ltd.	1,156,000	16,058,109

		29,581,673

South Korea–2.59%
Hyundai Mobis	102,160	17,111,721

NHN Corp.(a)	47,347	7,047,227

		24,158,948

Spain–0.49%
Telefonica S.A.	249,447	4,607,355

Switzerland–7.71%
Julius Baer Group Ltd.	208,947	5,948,065

Nestle S.A.	409,544	19,757,737

Novartis AG	197,719	9,591,288

Roche Holding AG	160,037	21,973,801

Syngenta AG	63,688	14,704,745

		71,975,636

Taiwan–2.84%
Hon Hai Precision Industry Co., Ltd.	2,253,000	7,912,441

MediaTek Inc.	448,000	6,247,975

Taiwan Semiconductor Manufacturing Co. Ltd.–ADR	1,267,523	12,371,024

		26,531,440

Turkey–0.89%
Akbank T.A.S.	1,741,766	8,316,826

United Kingdom–20.91%
BG Group PLC	733,154	10,850,771

British American Tobacco PLC	379,180	12,004,247

Capita Group PLC	472,831	5,186,658

Centrica PLC	3,011,607	13,259,302

Compass Group PLC	2,056,810	15,601,874

Imperial Tobacco Group PLC	685,619	19,112,783

Informa PLC	1,587,631	8,353,763

International Power PLC	3,386,130	14,998,933

Kingfisher PLC	1,523,690	4,727,622

Next PLC	271,096	8,020,713

Reckitt Benckiser Group PLC	378,815	17,519,175

Reed Elsevier PLC	1,117,207	8,245,910

Shire PLC	881,029	17,904,367

Smith & Nephew PLC	478,567	4,504,863

Tesco PLC	2,342,972	13,189,398

Vodafone Group PLC	6,553,363	13,577,289

WPP PLC	874,407	8,221,078

		195,278,746

Total Common Stocks & Other Equity Interests (Cost $704,075,593)		879,775,288

Preferred Stocks–0.97%
Brazil–0.97%
Petroleo Brasileiro S.A.–ADR–Pfd. (Cost $5,890,149)	304,695	9,079,911

Money Market Funds–4.75%
Liquid Assets Portfolio–Institutional Class(b)	22,177,461	22,177,461

Premier Portfolio–Institutional Class(b)	22,177,461	22,177,461

Total Money Market Funds (Cost $44,354,922)		44,354,922

TOTAL INVESTMENTS–99.92% (Cost $754,320,664)		933,210,121

OTHER ASSETS LESS LIABILITIES–0.08%		738,287

NET ASSETS–100.00%		933,948,408

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Consumer Discretionary	16.1%

Consumer Staples	14.6

Health Care	14.6

Financials	9.9

Information Technology	9.4

Industrials	8.9

Energy	8.7

Telecommunication Services	6.7

Materials	3.3

Utilities	3.0

Money Market Funds Plus Other Assets Less Liabilities	4.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $709,965,742)	$888,855,199

Investments in affiliated money market funds, at value and cost	44,354,922

Total investments, at value (Cost $754,320,664)	933,210,121

Cash	487,364

Foreign currencies	2,242,414

Receivables for:
Investments sold	1,577,072

Fund shares sold	828,931

Dividends	3,723,077

Investment for trustee deferred compensation and retirement plans	44,642

Other assets	2,637

Total assets	942,116,258

Liabilities:
Payables for:
Investments purchased	379,760

Fund shares reacquired	5,579,005

Accrued fees to affiliates	1,613,779

Accrued other operating expenses	462,959

Trustee deferred compensation and retirement plans	132,347

Total liabilities	8,167,850

Net assets applicable to shares outstanding	$933,948,408

Net assets consist of:
Shares of beneficial interest	$1,046,845,237

Undistributed net investment income	36,925,575

Undistributed net realized gain (loss)	(328,701,574)

Unrealized appreciation	178,879,170

$933,948,408

Net Assets:
Series I	$475,454,502

Series II	$458,493,906

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	19,965,489

Series II	19,559,348

Series I:
Net asset value per share	$23.81

Series II:
Net asset value per share	$23.44

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,622,077)	$26,651,442

Dividends from affiliated money market funds	58,296

Total investment income	26,709,738

Expenses:
Advisory fees	6,285,633

Administrative services fees	2,378,642

Custodian fees	424,054

Distribution fees — Series II	1,569,160

Transfer agent fees	29,991

Trustees’ and officers’ fees and benefits	38,155

Other	65,048

Total expenses	10,790,683

Less: Fees waived	(112,581)

Net expenses	10,678,102

Net investment income	16,031,636

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(1,349))	(42,049,558)

Foreign currencies	(3,311,366)

(45,360,924)

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $855,181)	(139,954,065)

Foreign currencies	(315,729)

(140,269,794)

Net realized and unrealized gain (loss)	(185,630,718)

Net increase (decrease) in net assets resulting from operations	$(169,599,082)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$16,031,636	$20,309,315

Net realized gain (loss)	(45,360,924)	(147,739,857)

Change in net unrealized appreciation (depreciation)	(140,269,794)	630,344,796

Net increase (decrease) in net assets resulting from operations	(169,599,082)	502,914,254

Distributions to shareholders from net investment income:
Series I	—	(7,359,852)

Series II	—	(17,849,719)

Total distributions from net investment income	—	(25,209,571)

Share transactions–net:
Series I	(35,562,883)	(27,076,452)

Series II	(918,286,730)	366,967,140

Net increase (decrease) in net assets resulting from share transactions	(953,849,613)	339,890,688

Net increase (decrease) in net assets	(1,123,448,695)	817,595,371

Net assets:
Beginning of period	2,057,397,103	1,239,801,732

End of period (includes undistributed net investment income of $36,925,575 and $20,893,939, respectively)	$933,948,408	$2,057,397,103

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. International Growth Fund, formerly AIM V.I. International Growth Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. International Growth Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. International Growth Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Over $250 million	0.70%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $112,581.

Invesco V.I. International Growth Fund

  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $194,924 for accounting and fund administrative services and reimbursed $2,183,718 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. International Growth Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$50,778,760	$—	$50,778,760

Belgium	—	18,164,935	—	18,164,935

Brazil	18,630,803	—	—	18,630,803

Canada	59,279,821	—	—	59,279,821

China	—	12,469,732	—	12,469,732

Denmark	—	14,730,801	—	14,730,801

France	—	41,662,703	—	41,662,703

Germany	—	66,359,054	—	66,359,054

Hong Kong	—	23,640,591	—	23,640,591

India	—	19,377,846	—	19,377,846

Israel	23,409,693	—	—	23,409,693

Italy	—	15,867,525	—	15,867,525

Japan	—	67,017,574	—	67,017,574

Mexico	27,192,575	—	—	27,192,575

Netherlands	—	39,926,888	—	39,926,888

Norway	—	3,848,362	—	3,848,362

Philippines	—	11,017,002	—	11,017,002

Russia	5,799,818	9,230,092	—	15,029,910

Singapore	328,641	29,253,032	—	29,581,673

South Korea	—	24,158,948	—	24,158,948

Spain	—	4,607,355	—	4,607,355

Switzerland	—	71,975,636	—	71,975,636

Taiwan	12,371,024	14,160,416	—	26,531,440

Turkey	—	8,316,826	—	8,316,826

United Kingdom	—	195,278,746	—	195,278,746

United States	44,354,922	—	—	44,354,922

Total Investments	$191,367,297	$741,842,824	$—	$933,210,121

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities sales of $30,109, which resulted in net realized gains (losses) of $(1,349).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $3,654 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

Invesco V.I. International Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$87,932,439

December 31, 2017	143,189,697

Total capital loss carryforward	$231,122,136

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $361,240,191 and $1,174,285,293, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$149,956,102

Aggregate unrealized (depreciation) of investment securities	(18,539,276)

Net unrealized appreciation of investment securities	$131,416,826

Cost of investments for tax purposes is $801,793,295.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	1,231,188	$31,675,018	3,456,056	$76,132,583

Series II	4,277,814	107,976,826	21,080,766	443,187,963

Issued as reinvestment of dividends:
Series I	—	—	284,164	7,359,852

Series II	—	—	698,893	17,849,719

Reacquired:
Series I	(2,677,760)	(67,237,901)	(5,238,473)	(110,568,887)

Series II	(43,253,398)	(1,026,263,556)	(4,496,473)	(94,070,542)

Net increase (decrease) in share activity	(40,422,156)	$(953,849,613)	15,784,933	$339,890,688

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. International Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$26.01	$0.25	$(2.45)	$(2.20)	$—	$—	$—	$23.81	(8.46)%	$475,455	1.03	%(d)	1.04	%(d)	1.98	%(d)	22%
Year ended 12/31/09	19.49	0.32	6.55	6.87	(0.35)	—	(0.35)	26.01	35.24	556,883	1.02		1.04		1.47		27
Year ended 12/31/08	33.63	0.54	(14.16)	(13.62)	(0.15)	(0.37)	(0.52)	19.49	(40.38)	446,437	1.05		1.06		1.96		44
Year ended 12/31/07	29.44	0.34	3.98	4.32	(0.13)	—	(0.13)	33.63	14.68	792,779	1.06		1.07		1.06		20
Year ended 12/31/06	23.17	0.23	6.32	6.55	(0.28)	—	(0.28)	29.44	28.28	563,460	1.10		1.10		0.90		34
Year ended 12/31/05	19.77	0.23	3.31	3.54	(0.14)	—	(0.14)	23.17	17.93	444,608	1.11		1.11		1.11		36

Series II
Six months ended 06/30/10	25.63	0.22	(2.41)	(2.19)	—	—	—	23.44	(8.54)	458,494	1.28	(d)	1.29	(d)	1.73	(d)	22
Year ended 12/31/09	19.23	0.27	6.44	6.71	(0.31)	—	(0.31)	25.63	34.91	1,500,514	1.27		1.29		1.22		27
Year ended 12/31/08	33.24	0.45	(13.96)	(13.51)	(0.13)	(0.37)	(0.50)	19.23	(40.55)	793,365	1.30		1.31		1.71		44
Year ended 12/31/07	29.16	0.26	3.94	4.20	(0.12)	—	(0.12)	33.24	14.41	745,206	1.31		1.32		0.81		20
Year ended 12/31/06	23.00	0.17	6.25	6.42	(0.26)	—	(0.26)	29.16	27.92	163,657	1.35		1.35		0.65		34
Year ended 12/31/05	19.65	0.18	3.30	3.48	(0.13)	—	(0.13)	23.00	17.70	54,658	1.36		1.36		0.86		36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than a year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and are based on average daily net assets (000’s omitted) of $527,190 and $1,265,731 for Series I and Series II shares, respectively.

Invesco V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$915.40	$4.89	$1,019.69	$5.16	1.03%

Series II	1,000.00	914.60	6.08	1,018.45	6.41	1.28

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. International Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. International Growth Fund

to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — International Growth Funds Index. The Board noted that the performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund. The Board also noted that Invesco Advisers sub-advises other mutual funds with similar investment strategies and that the sub-advisory fee is below the advisory fee for the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. International Growth Fund

Invesco V.I. Large Cap Growth Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VILCG-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares*	-6.35%

Series II Shares*	-6.48

S&P 500 Index▼ (Broad Market Index)	-6.64

Russell 1000 Growth Index▼ (Style-Specific Index)	-7.65

Lipper VUF Large-Cap Growth Funds Index▼ (Peer Group Index)	-8.85

▼ Lipper Inc.

*	Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (8/29/03)	2.23%

5 Years	-0.26

1 Year	12.80

Series II Shares

Inception (8/29/03)	2.01%

5 Years	-0.51

1 Year	12.55
Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.02% and 1.27%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.16% and 1.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Large Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246.
     As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

Invesco V.I. Large Cap Growth Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–85.46%
Aerospace & Defense–2.03%
Goodrich Corp.	17,973	$1,190,711

Air Freight & Logistics–1.63%
C.H. Robinson Worldwide, Inc.	10,761	598,957

Expeditors International of Washington, Inc.	10,286	354,970

		953,927

Airlines–0.49%
Continental Airlines, Inc.–Class B(b)	12,915	284,130

Apparel Retail–3.78%
Limited Brands, Inc.	46,674	1,030,095

Ross Stores, Inc.	22,223	1,184,264

		2,214,359

Application Software–1.97%
Salesforce.com, Inc.(b)	13,443	1,153,678

Cable & Satellite–3.08%
Comcast Corp.–Class A	69,703	1,210,741

Time Warner Cable Inc.	11,362	591,733

		1,802,474

Casinos & Gaming–3.12%
Las Vegas Sands Corp.(b)	34,858	771,756

Wynn Resorts Ltd.	13,833	1,055,043

		1,826,799

Communications Equipment–1.01%
Cisco Systems, Inc.(b)	27,762	591,608

Computer Hardware–6.94%
Apple Inc.(b)	16,164	4,065,731

Computer Storage & Peripherals–2.60%
EMC Corp.(b)	83,220	1,522,926

Consumer Finance–2.93%
American Express Co.	43,297	1,718,891

Data Processing & Outsourced Services–2.02%
MasterCard, Inc.–Class A	3,069	612,357

Visa Inc.–Class A	8,033	568,335

		1,180,692

Electrical Components & Equipment–0.74%
Cooper Industries PLC (Ireland)	9,894	435,336

Gas Utilities–1.00%
Questar Corp.	12,935	588,413

General Merchandise Stores–1.54%
Dollar Tree, Inc.(b)	21,639	900,811

Gold–3.42%
Barrick Gold Corp. (Canada)	19,938	905,385

Newmont Mining Corp.	17,775	1,097,428

		2,002,813

Health Care Distributors–5.09%
AmerisourceBergen Corp.	28,985	920,274

Cardinal Health, Inc.	26,979	906,764

McKesson Corp.	17,167	1,152,936

		2,979,974

Health Care Equipment–4.07%
Edwards Lifesciences Corp.(b)	6,930	388,219

Hospira, Inc.(b)	14,732	846,353

Intuitive Surgical, Inc.(b)	3,650	1,152,013

		2,386,585

Health Care Services–4.47%
Express Scripts, Inc.(b)	18,613	875,183

Medco Health Solutions, Inc.(b)	29,620	1,631,470

Quest Diagnostics Inc.	2,266	112,779

		2,619,432

Industrial Machinery–1.53%
Ingersoll-Rand PLC (Ireland)	25,930	894,326

Integrated Oil & Gas–1.98%
Occidental Petroleum Corp.	15,070	1,162,650

Internet Retail–0.95%
Amazon.com, Inc.(b)	5,090	556,133

Internet Software & Services–1.28%
Google Inc.–Class A(b)	1,682	748,406

IT Consulting & Other Services–3.39%
Accenture PLC–Class A (Ireland)	3,017	116,607

Cognizant Technology Solutions Corp.–Class A(b)	13,422	671,905

International Business Machines Corp.	9,689	1,196,398

		1,984,910

Life Sciences Tools & Services–1.72%
Thermo Fisher Scientific, Inc.(b)	20,566	1,008,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Large Cap Growth Fund

	Shares	Value

Oil & Gas Exploration & Production–0.99%
Ultra Petroleum Corp.(b)	13,139	$581,401

Packaged Foods & Meats–4.00%
General Mills, Inc.	32,985	1,171,627

Mead Johnson Nutrition Co.	23,365	1,171,054

		2,342,681

Personal Products–1.35%
Estee Lauder Cos. Inc. (The)–Class A	14,238	793,484

Property & Casualty Insurance–3.07%
Berkshire Hathaway Inc.–Class B(b)	22,600	1,800,994

Railroads–2.21%
Union Pacific Corp.	18,631	1,295,041

Restaurants–2.64%
McDonald’s Corp.	13,701	902,485

Starbucks Corp.	26,513	644,266

		1,546,751

Semiconductors–2.32%
Broadcom Corp.–Class A	17,892	589,899

Xilinx, Inc.	30,513	770,759

		1,360,658

Soft Drinks–3.22%
Dr. Pepper Snapple Group, Inc.	50,519	1,888,905

Systems Software–1.93%
Check Point Software Technologies Ltd. (Israel)(b)	11,056	325,931

Rovi Corp.(b)	10,021	379,896

VMware, Inc.–Class A(b)	6,789	424,923

		1,130,750

Wireless Telecommunication Services–0.95%
American Tower Corp.–Class A(b)	12,443	553,714

Total Common Stocks (Cost $45,073,130)		50,068,856

Preferred Stocks–2.18%
Brewers–2.18%
Companhia de Bebidas das Americas (Brazil)–Pfd.–ADR (Cost $1,204,696)	12,628	1,275,555

Money Market Funds–8.59%
Liquid Assets Portfolio–Institutional Class(c)	2,515,024	2,515,024

Premier Portfolio–Institutional Class(c)	2,515,024	2,515,024

Total Money Market Funds (Cost $5,030,048)		5,030,048

TOTAL INVESTMENTS–96.23% (Cost $51,307,874)		56,374,459

OTHER ASSETS LESS LIABILITIES–3.77%		2,210,928

NET ASSETS–100.00%		$58,585,387

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Information Technology	23.4%

Health Care	15.4

Consumer Discretionary	15.1

Consumer Staples	10.8

Industrials	8.6

Financials	6.0

Materials	3.4

Energy	3.0

Utilities	1.0

Telecommunication Services	0.9

Money Market Funds Plus Other Assets Less Liabilities	12.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $46,277,826)	$51,344,411

Investments in affiliated money market funds, at value and cost	5,030,048

Total investments, at value (Cost $51,307,874)	56,374,459

Receivables for:
Investments sold	25,263,688

Investments sold to affiliates	1,878,924

Fund shares sold	7,838

Dividends	52,168

Investment for trustee deferred compensation and retirement plans	24,220

Other assets	2,627

Total assets	83,603,924

Liabilities:
Payables for:
Investments purchased	18,365,467

Investments purchased from affiliates	6,437,110

Fund shares reacquired	112,077

Accrued fees to affiliates	35,242

Accrued other operating expenses	33,035

Trustee deferred compensation and retirement plans	35,606

Total liabilities	25,018,537

Net assets applicable to shares outstanding	$58,585,387

Net assets consist of:
Shares of beneficial interest	$64,855,847

Undistributed net investment income	316,662

Undistributed net realized gain (loss)	(11,664,467)

Unrealized appreciation	5,077,345

$58,585,387

Net Assets:
Series I	$58,066,749

Series II	$518,638

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	5,049,466

Series II	45,505

Series I:
Net asset value per share	$11.50

Series II:
Net asset value per share	$11.40

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,842)	$388,288

Dividends from affiliated money market funds (includes securities lending income of $1,664)	3,013

Total investment income	391,301

Expenses:
Advisory fees	228,256

Administrative services fees	103,232

Custodian fees	3,981

Distribution fees — Series II	775

Transfer agent fees	4,667

Trustees’ and officers’ fees and benefits	9,821

Professional services fees	22,469

Other	5,913

Total expenses	379,114

Less: Fees waived	(47,692)

Net expenses	331,422

Net investment income	59,879

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $447,212)	3,135,431

Foreign currencies	(318)

3,135,113

Change in net unrealized appreciation (depreciation) of:
Investment securities	(7,182,378)

Foreign currencies	10,186

(7,172,192)

Net realized and unrealized gain (loss)	(4,037,079)

Net increase (decrease) in net assets resulting from operations	$(3,977,200)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Large Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$59,879	$282,650

Net realized gain (loss)	3,135,113	(3,064,495)

Change in net unrealized appreciation (depreciation)	(7,172,192)	17,627,936

Net increase (decrease) in net assets resulting from operations	(3,977,200)	14,846,091

Distributions to shareholders from net investment income:
Series I	—	(225,916)

Series II	—	(60)

Total distributions from net investment income	—	(225,976)

Share transactions–net:
Series I	(5,826,389)	(9,298,793)

Series II	(142,616)	(166,783)

Net increase (decrease) in net assets resulting from share transactions	(5,969,005)	(9,465,576)

Net increase (decrease) in net assets	(9,946,205)	5,154,539

Net assets:
Beginning of period	68,531,592	63,377,053

End of period (includes undistributed net investment income of $316,662 and $256,783, respectively)	$58,585,387	$68,531,592

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Large Cap Growth Fund, formerly AIM V.I. Large Cap Growth Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Large Cap Growth Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Large Cap Growth Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Large Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $47,692.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $78,437 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation

Invesco V.I. Large Cap Growth Fund

inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$56,374,459	$—	$—	$56,374,459

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $6,437,110 and securities sales of $2,321,577, which resulted in net realized gains of $447,212.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,371 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Large Cap Growth Fund

  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$3,544,700

December 31, 2013	10,283

December 31, 2014	1,757,332

December 31, 2016	3,185,835

December 31, 2017	5,433,762

Total capital loss carryforward	$13,931,912

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $37,654,810 and $50,550,273, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,627,769

Aggregate unrealized (depreciation) of investment securities	(1,428,852)

Net unrealized appreciation of investment securities	$4,198,917

Cost of investments for tax purposes is $52,175,542.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	117,795	$1,477,579	1,174,128	$11,561,836

Series II	221	2,826	143	1,375

Issued as reinvestment of dividends:
Series I	—	—	19,033	225,916

Series II	—	—	5	60

Reacquired:
Series I	(589,987)	(7,303,968)	(2,077,325)	(21,086,545)

Series II	(12,173)	(145,442)	(16,099)	(168,218)

Net increase (decrease) in share activity	(484,144)	$(5,969,005)	(900,115)	$(9,465,576)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Large Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss) to
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average net		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		assets		turnover(b)

Series I
Six months ended 06/30/10	$12.28	$0.01	(c)	$(0.79)	$(0.78)	$—	$—	$—	$11.50	(6.35)%	$58,067	1.00	%(d)	1.15	%(d)	0.18	%(d)	60%
Year ended 12/31/09	9.78	0.04	(c)	2.50 (e)	2.54	(0.04)	—	(0.04)	12.28	25.99 (e)	67,831	1.01		1.15		0.44		57
Year ended 12/31/08	15.85	0.03	(c)	(6.10)	(6.07)	(0.00)	—	(0.00)	9.78	(38.29)	62,665	1.01		1.10		0.23		41
Year ended 12/31/07	13.71	0.02		2.13	2.15	(0.01)	—	(0.01)	15.85	15.64	129,071	1.01		1.08		0.11		58
Year ended 12/31/06	12.71	0.02		1.00	1.02	(0.02)	—	(0.02)	13.71	8.05	120,825	1.02		1.23		0.06		76
Year ended 12/31/05	11.86	(0.01	)(c)	0.88	0.87	—	(0.02)	(0.02)	12.71	7.30	4,352	1.13		7.30		(0.06)		99

Series II
Six months ended 06/30/10	12.19	(0.00	)(c)	(0.79)	(0.79)	—	—	—	11.40	(6.48)	519	1.25	(d)	1.40	(d)	(0.07	)(d)	60
Year ended 12/31/09	9.70	0.02	(c)	2.47 (e)	2.49	(0.00)	—	(0.00)	12.19	25.68 (e)	700	1.26		1.40		0.19		57
Year ended 12/31/08	15.75	0.00	(c)	(6.05)	(6.05)	—	—	—	9.70	(38.41)	712	1.26		1.35		(0.02)		41
Year ended 12/31/07	13.66	(0.04)		2.13	2.09	—	—	—	15.75	15.30	1,259	1.26		1.33		(0.14)		58
Year ended 12/31/06	12.67	(0.01)		1.00	0.99	—	—	—	13.66	7.81	1,949	1.27		1.48		(0.19)		76
Year ended 12/31/05	11.84	(0.03	)(c)	0.88	0.85	—	(0.02)	(0.02)	12.67	7.15	636	1.33		7.55		(0.26)		99

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $65,605 and $625 for Series I and Series II shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $2.44 and $2.41 for Series I and Series II shares, respectively and total returns would have been lower.

Invesco V.I. Large Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$936.50	$4.80	$1,019.84	$5.01	1.00%

Series II	1,000.00	935.20	6.00	1,018.60	6.26	1.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Large Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Large Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper

Invesco V.I. Large Cap Growth Fund

performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Large-Cap Growth Index. The Board noted that the performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board noted that the portfolio management team has a conservative, quality bias that underperformed during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund. The Board noted that Invesco Advisers sub-advises two other mutual funds and the effective sub-advisory fee rate is below the advisory effective fee rate of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this expense limitation would have on the Fund’s estimated total expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information and the expense limitation discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Large Cap Growth Fund

Invesco V.I. Leisure Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VILEI-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-5.34%

Series II Shares	-5.34

S&P 500 Index▼ (Broad Market Index)	-6.64

S&P Consumer Discretionary Index▼ (Style-Specific Index)	-1.59

▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P Consumer Discretionary Index is an unmanaged index considered representative of the consumer discretionary market.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (4/30/02)	1.02%

5 Years	-2.24

1 Year	17.06

Series II Shares

Inception	0.80%

5 Years	-2.46

1 Year	17.00

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.02% and 1.27%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.75% and 2.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Leisure Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

Invesco V.I. Leisure Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.79%
Advertising–9.24%
Interpublic Group of Cos., Inc. (The)(b)	65,107	$464,213

Lamar Advertising Co.–Class A(b)	11,903	291,861

National CineMedia, Inc.	11,362	189,291

Omnicom Group Inc.	19,957	684,525

		1,629,890

Apparel Retail–6.18%
Abercrombie & Fitch Co.–Class A	8,944	274,491

American Eagle Outfitters, Inc.	19,583	230,100

Gap, Inc. (The)	6,385	124,252

J. Crew Group, Inc.(b)	3,335	122,761

TJX Cos., Inc. (The)	4,649	195,026

Urban Outfitters, Inc.(b)	4,174	143,544

		1,090,174

Apparel, Accessories & Luxury Goods–3.95%
Carter’s, Inc.(b)	4,948	129,885

Coach, Inc.	5,228	191,083

Hanesbrands, Inc.(b)	8,174	196,667

Polo Ralph Lauren Corp.	2,453	178,971

		696,606

Brewers–1.08%
Heineken N.V. (Netherlands)	4,493	190,494

Broadcasting–7.25%
Discovery Communications, Inc.–Class A(b)	12,078	431,306

Grupo Televisa S.A.–ADR (Mexico)	18,266	318,011

Scripps Networks Interactive Inc.–Class A	13,104	528,615

		1,277,932

Cable & Satellite–2.33%
DIRECTV–Class A(b)	12,112	410,839

Casinos & Gaming–6.55%
International Game Technology	28,666	450,056

MGM Resorts International(b)(c)	7,116	68,598

Penn National Gaming, Inc.(b)	10,738	248,048

WMS Industries Inc.(b)	9,884	387,947

		1,154,649

Department Stores–4.00%
Kohl’s Corp.(b)	6,791	322,573

Macy’s, Inc.	10,620	190,098

Nordstrom, Inc.	5,995	192,979

		705,650

Food Retail–1.92%
Woolworths Ltd. (Australia)	14,907	337,754

Footwear–3.05%
NIKE, Inc.–Class B	7,962	537,833

General Merchandise Stores–3.14%
Target Corp.	11,255	553,408

Home Improvement Retail–6.15%
Home Depot, Inc. (The)	20,459	574,284

Lowe’s Cos., Inc.	24,970	509,887

		1,084,171

Hotels, Resorts & Cruise Lines–8.48%
Carnival Corp.(d)	5,718	172,912

Choice Hotels International, Inc.	6,457	195,066

Hyatt Hotels Corp.–Class A(b)	5,597	207,593

Marriott International, Inc.–Class A	20,625	617,513

Orient-Express Hotels Ltd.–Class A (Bermuda)(b)	19,076	141,162

Regal Hotels International Holdings Ltd. (Hong Kong)	413,800	161,746

		1,495,992

Hypermarkets & Super Centers–1.49%
Costco Wholesale Corp.	4,785	262,362

Internet Retail–1.82%
Amazon.com, Inc.(b)	2,941	321,334

Internet Software & Services–3.97%
Google Inc.–Class A(b)	404	179,760

GSI Commerce, Inc.(b)	7,772	223,833

Knot, Inc. (The)(b)	20,356	158,370

OpenTable, Inc.(b)(c)	3,343	138,634

		700,597

Motorcycle Manufacturers–1.01%
Harley-Davidson, Inc.	8,011	178,085

Movies & Entertainment–12.51%
Time Warner Inc.	13,284	384,040

Viacom Inc.–Class A(c)	7,140	254,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Leisure Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc.–Class B	9,053	$283,993

Walt Disney Co. (The)	40,743	1,283,405

		2,206,050

Personal Products–1.00%
Estee Lauder Cos. Inc. (The)–Class A	3,168	176,553

Restaurants–10.91%
Brinker International, Inc.	19,179	277,329

Buffalo Wild Wings Inc.(b)	4,235	154,916

Darden Restaurants, Inc.	10,749	417,599

Jack in the Box Inc.(b)	12,806	249,077

McDonald’s Corp.	4,890	322,104

P.F. Chang’s China Bistro, Inc.	4,985	197,655

Starbucks Corp.	12,550	304,965

		1,923,645

Specialty Stores–2.76%
Staples, Inc.	19,163	365,055

Tiffany & Co.	3,233	122,563

		487,618

Total Common Stocks & Other Equity Interests (Cost $16,791,566)		17,421,636

Money Market Funds–1.01%
Liquid Assets Portfolio–Institutional Class(e)	88,547	88,547

Premier Portfolio–Institutional Class(e)	88,547	88,547

Total Money Market Funds (Cost $177,094)		177,094

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.80% (Cost $16,968,660)		17,598,730

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.04%
Liquid Assets Portfolio–Institutional Class (Cost $360,195)(e)(f)	360,195	360,195

TOTAL INVESTMENTS–101.84% (Cost $17,328,855)		17,958,925

OTHER ASSETS LESS LIABILITIES–(1.84)%		(324,544)

NET ASSETS–100.00%		$17,634,381

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	Each unit represents one common share and one trust share.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Consumer Discretionary	89.3%

Consumer Staples	5.5

Information Technology	4.0

Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Leisure Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $16,791,566)*	$17,421,636

Investments in affiliated money market funds, at value and cost	537,289

Total investments, at value (Cost $17,328,855)	17,958,925

Foreign currencies, at value (Cost $10,920)	10,451

Receivables for:
Fund shares sold	41,276

Dividends	21,160

Investment for trustee deferred compensation and retirement plans	8,937

Other assets	1,977

Total assets	18,042,726

Liabilities:
Payables for:
Fund shares reacquired	13

Collateral upon return of securities loaned	360,195

Accrued fees to affiliates	11,163

Accrued other operating expenses	25,005

Trustee deferred compensation and retirement plans	11,969

Total liabilities	408,345

Net assets applicable to shares outstanding	$17,634,381

Net assets consist of:
Shares of beneficial interest	$21,418,481

Undistributed net investment income	131,846

Undistributed net realized gain (loss)	(4,545,353)

Unrealized appreciation	629,407

$17,634,381

Net Assets:
Series I	$17,575,322

Series II	$59,059

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	2,834,560

Series II	9,532

Series I:
Net asset value per share	$6.20

Series II:
Net asset value per share	$6.20

*	At June 30, 2010, securities with an aggregate value of $351,170 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $678)	$141,556

Dividends from affiliated money market funds (includes securities lending income of $3,123)	3,224

Total investment income	144,780

Expenses:
Advisory fees	76,013

Administrative services fees	50,102

Custodian fees	5,508

Distribution fees — Series II	54

Transfer agent fees	1,279

Trustees’ and officers’ fees and benefits	9,136

Professional services fees	17,709

Other	6,226

Total expenses	166,027

Less: Fees waived	(63,778)

Net expenses	102,249

Net investment income	42,531

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $17,892)	1,324,489

Foreign currencies	(11,756)

1,312,733

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,252,772)

Foreign currencies	(574)

(2,253,346)

Net realized and unrealized gain (loss)	(940,614)

Net increase (decrease) in net assets resulting from operations	$(898,082)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Leisure Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$42,531	$127,249

Net realized gain (loss)	1,312,733	(3,631,778)

Change in net unrealized appreciation (depreciation)	(2,253,346)	8,741,336

Net increase (decrease) in net assets resulting from operations	(898,082)	5,236,807

Distributions to shareholders from net investment income:
Series I	—	(347,842)

Series II	—	(128)

Total distributions from net investment income	—	(347,970)

Share transactions–net:
Series I	(1,867,333)	(2,556,830)

Series II	58,138	1,158

Net increase (decrease) in net assets resulting from share transactions	(1,809,195)	(2,555,672)

Net increase (decrease) in net assets	(2,707,277)	2,333,165

Net assets:
Beginning of period	20,341,658	18,008,493

End of period (includes undistributed net investment income of $131,846 and $89,315, respectively)	$17,634,381	$20,341,658

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Leisure Fund, formerly AIM V.I. Leisure Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term capital growth.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Leisure Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.
Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Leisure Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.
Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations.
The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Leisure Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets. In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursement prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $63,778.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $25,307 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation

Invesco V.I. Leisure Fund

inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$17,268,930	$689,995	$—	$17,958,925

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $196,263 and securities sales of $136,726, which resulted in net realized gains of $17,892.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,322 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Leisure Fund

  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$850,432

December 31, 2017	4,976,585

Total capital loss carryforward	$5,827,017

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $4,392,536 and $6,170,228, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,399,049

Aggregate unrealized (depreciation) of investment securities	(1,800,048)

Net unrealized appreciation of investment securities	$599,001

Cost of investments for tax purposes is $17,359,924.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	23,173	$161,892	15,116	$86,339

Series II	17,144	120,582	195	1,057

Issued as reinvestment of dividends:
Series I	—	—	54,350	347,842

Series II	—	—	20	128

Reacquired:
Series I	(293,107)	(2,029,225)	(553,001)	(2,991,011)

Series II	(8,958)	(62,444)	(5)	(27)

Net increase (decrease) in share activity	(261,748)	$(1,809,195)	(483,325)	$(2,555,672)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 16% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with this entity whereby this entity sells units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

Invesco V.I. Leisure Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$6.55	$0.01	(c)	$(0.36)	$(0.35)	$—	$—	$—	$6.20	(5.34)%	$17,575	1.01	%(d)	1.64	%(d)	0.42	%(d)	22%
Year ended 12/31/09	5.02	0.04	(c)	1.60	1.64	(0.11)	—	(0.11)	6.55	32.78	20,333	1.01		1.74		0.69		61
Year ended 12/31/08	12.67	0.12	(c)	(5.67)	(5.55)	(0.12)	(1.98)	(2.10)	5.02	(43.04)	18,003	1.01		1.44		1.15		7
Year ended 12/31/07	13.82	0.09		(0.15)	(0.06)	(0.24)	(0.85)	(1.09)	12.67	(0.79)	42,593	1.01		1.28		0.50		15
Year ended 12/31/06	11.86	0.07		2.83	2.90	(0.16)	(0.78)	(0.94)	13.82	24.61	52,820	1.01		1.26		0.54		14
Year ended 12/31/05	12.38	0.04		(0.19)	(0.15)	(0.14)	(0.23)	(0.37)	11.86	(1.19)	54,192	1.16		1.31		0.34		32

Series II
Six months ended 06/30/10	6.55	0.01	(c)	(0.36)	(0.35)	—	—	—	6.20	(5.34)	59	1.26	(d)	1.89	(d)	0.17	(d)	22
Year ended 12/31/09	5.02	0.02	(c)	1.61	1.63	(0.10)	—	(0.10)	6.55	32.47	9	1.26		1.99		0.44		61
Year ended 12/31/08	12.63	0.09	(c)	(5.64)	(5.55)	(0.08)	(1.98)	(2.06)	5.02	(43.17)	6	1.26		1.69		0.90		7
Year ended 12/31/07	13.78	0.05		(0.15)	(0.10)	(0.20)	(0.85)	(1.05)	12.63	(1.13)	9	1.26		1.53		0.25		15
Year ended 12/31/06	11.84	0.04		2.82	2.86	(0.14)	(0.78)	(0.92)	13.78	24.28	14	1.26		1.51		0.29		14
Year ended 12/31/05	12.37	0.02		(0.19)	(0.17)	(0.13)	(0.23)	(0.36)	11.84	(1.37)	11	1.36		1.56		0.14		32

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,395 and $43 for Series I and Series II shares, respectively.

Invesco V.I. Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$946.60	$4.87	$1,019.79	$5.06	1.01%

Series II	1,000.00	946.60	6.08	1,018.55	6.31	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Leisure Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Leisure Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The

Invesco V.I. Leisure Fund

Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser. The Board noted that the performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that Invesco Advisers made changes to the Fund’s portfolio management team in 2009, and Invesco Advisers advised the Board that the team has a conservative, quality bias that underperformed during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIMCCE-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.49%
Series II Shares	-4.52
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell Midcap Index▼ (Style-Specific Index)	-2.06
Lipper VUF Mid-Cap Core Funds Index▼ (Peer Group Index)	-1.83

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (9/10/01)	5.58%
5 Years	2.74
1 Year	16.12

Series II Shares
Inception (9/10/01)	5.34%
5 Years	2.50
1 Year	15.95
The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.07% and 1.32%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Mid Cap Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco V.I. Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.11%
Aerospace & Defense–5.73%
Alliant Techsystems Inc.(b)	85,379	$5,298,621

Goodrich Corp.	51,302	3,398,757

ITT Corp.	184,570	8,290,884

Moog Inc.–Class A(b)	115,334	3,717,215

Precision Castparts Corp.	38,742	3,987,327

		24,692,804

Air Freight & Logistics–1.11%
Expeditors International of Washington, Inc.	138,652	4,784,881

Apparel, Accessories & Luxury Goods–1.23%
Carter’s, Inc.(b)	202,408	5,313,210

Asset Management & Custody Banks–3.26%
Legg Mason, Inc.	260,763	7,309,187

Northern Trust Corp.	144,665	6,755,855

		14,065,042

Biotechnology–1.91%
Biogen Idec Inc.(b)	77,592	3,681,740

Genzyme Corp.(b)	89,941	4,566,305

		8,248,045

Communications Equipment–2.08%
Juniper Networks, Inc.(b)	111,838	2,552,143

Motorola, Inc.(b)	987,238	6,436,792

		8,988,935

Computer Storage & Peripherals–0.21%
NetApp, Inc.(b)	24,799	925,251

Construction, Farm Machinery & Heavy Trucks–1.46%
WABCO Holdings Inc.(b)	199,676	6,285,800

Data Processing & Outsourced Services–1.52%
Western Union Co.	438,356	6,535,888

Distributors–0.15%
Genuine Parts Co.	16,283	642,364

Education Services–0.60%
Apollo Group, Inc.–Class A(b)	61,219	2,599,971

Electric Utilities–0.95%
Edison International	128,705	4,082,523

Electrical Components & Equipment–0.89%
Thomas & Betts Corp.(b)	110,402	3,830,949

Electronic Equipment & Instruments–1.26%
Agilent Technologies, Inc.(b)	191,111	5,433,286

Electronic Manufacturing Services–0.68%
Molex Inc.	160,307	2,924,000

Environmental & Facilities Services–1.76%
Republic Services, Inc.	254,745	7,573,569

Fertilizers & Agricultural Chemicals–0.50%
Scotts Miracle-Gro Co. (The)–Class A	48,396	2,149,266

Food Retail–2.69%
Kroger Co. (The)	103,865	2,045,102

Safeway Inc.	486,644	9,567,421

		11,612,523

Gas Utilities–0.14%
UGI Corp.	23,517	598,272

Health Care Equipment–7.33%
Boston Scientific Corp.(b)	1,865,416	10,819,413

Hologic, Inc.(b)	446,329	6,217,363

Hospira, Inc.(b)	68,897	3,958,132

St. Jude Medical, Inc.(b)	3,667	132,342

Teleflex Inc.	39,403	2,138,795

Varian Medical Systems, Inc.(b)	15,793	825,658

Zimmer Holdings, Inc.(b)	139,057	7,516,031

		31,607,734

Health Care Facilities–0.70%
Rhoen-Klinikum AG (Germany)(c)	136,159	3,024,878

Health Care Services–3.11%
DaVita, Inc.(b)	85,912	5,364,346

Laboratory Corp. of America Holdings(b)	47,532	3,581,536

Quest Diagnostics Inc.	89,960	4,477,309

		13,423,191

Health Care Supplies–1.31%
Cooper Cos., Inc. (The)	141,869	5,644,968

Household Products–0.54%
Energizer Holdings, Inc.(b)	46,124	2,319,115

Hypermarkets & Super Centers–1.45%
BJ’s Wholesale Club, Inc.(b)	169,188	6,261,648

Industrial Conglomerates–1.36%
Tyco International Ltd.	166,195	5,855,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Industrial Gases–0.12%
Air Products & Chemicals, Inc.	8,181	$530,211

Industrial Machinery–2.75%
Actuant Corp.–Class A	160,620	3,024,475

Atlas Copco A.B.–Class A (Sweden)	236,378	3,461,624

Danaher Corp.	20,644	766,305

Pall Corp.	45,877	1,576,792

Parker Hannifin Corp.	54,808	3,039,652

		11,868,848

Insurance Brokers–1.61%
Marsh & McLennan Cos., Inc.	306,934	6,921,362

IT Consulting & Other Services–1.41%
Amdocs Ltd.(b)	227,148	6,098,924

Leisure Products–0.65%
Hasbro, Inc.	68,063	2,797,389

Life Sciences Tools & Services–4.05%
Pharmaceutical Product Development, Inc.	318,830	8,101,470

Techne Corp.	89,197	5,124,368

Waters Corp.(b)	65,471	4,235,974

		17,461,812

Managed Health Care–1.49%
Aetna Inc.	237,587	6,267,545

Health Net Inc.(b)	5,791	141,127

		6,408,672

Metal & Glass Containers–1.23%
Owens-Illinois, Inc.(b)	200,893	5,313,620

Multi-Sector Holdings–0.20%
PICO Holdings, Inc.(b)	28,327	848,960

Office Electronics–0.18%
Xerox Corp.	96,087	772,539

Office Services & Supplies–1.10%
Pitney Bowes Inc.	215,389	4,729,942

Oil & Gas Drilling–0.66%
Helmerich & Payne, Inc.	77,683	2,836,983

Oil & Gas Equipment & Services–3.42%
Baker Hughes Inc.	188,107	7,819,608

Cameron International Corp.(b)	87,281	2,838,378

Dresser-Rand Group, Inc.(b)	98,104	3,095,181

Smith International, Inc.	26,397	993,847

		14,747,014

Oil & Gas Exploration & Production–1.54%
Newfield Exploration Co.(b)	73,706	3,601,275

Penn West Energy Trust (Canada)	113,569	2,160,082

Pioneer Natural Resources Co.	8,220	488,679

Southwestern Energy Co.(b)	10,259	396,408

		6,646,444

Oil & Gas Refining & Marketing–0.52%
Valero Energy Corp.	124,717	2,242,412

Oil & Gas Storage & Transportation–1.26%
Williams Cos., Inc. (The)	296,500	5,420,020

Packaged Foods & Meats–0.24%
Kraft Foods Inc.–Class A	16,136	451,808

Sara Lee Corp.	42,182	594,766

		1,046,574

Paper Packaging–1.58%
Sealed Air Corp.	344,569	6,794,901

Personal Products–0.10%
Avon Products, Inc.	16,908	448,062

Pharmaceuticals–0.69%
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	57,201	2,973,880

Property & Casualty Insurance–1.86%
Axis Capital Holdings Ltd.	21,306	633,214

Progressive Corp. (The)	394,026	7,376,167

		8,009,381

Research & Consulting Services–1.13%
Dun & Bradstreet Corp. (The)	72,840	4,889,021

Semiconductors–2.92%
Linear Technology Corp.	224,228	6,235,781

Microchip Technology Inc.(c)	112,448	3,119,307

Xilinx, Inc.	128,681	3,250,482

		12,605,570

Specialized Consumer Services–1.58%
H&R Block, Inc.	435,049	6,825,919

Specialized Finance–1.06%
Moody’s Corp.	229,724	4,576,102

Specialty Chemicals–3.10%
International Flavors & Fragrances Inc.	148,639	6,305,266

Sigma-Aldrich Corp.	141,695	7,060,662

		13,365,928

Systems Software–2.48%
Symantec Corp.(b)	769,816	10,685,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Thrifts & Mortgage Finance–2.40%
People’s United Financial Inc.	765,303	$10,331,590

Wireless Telecommunication Services–0.85%
MetroPCS Communications, Inc.(b)	446,080	3,653,395

Total Common Stocks & Other Equity Interests (Cost $355,754,822)		371,273,684

Money Market Funds–13.89%
Liquid Assets Portfolio–Institutional Class(d)	29,945,613	29,945,613

Premier Portfolio–Institutional Class(d)	29,945,613	29,945,613

Total Money Market Funds (Cost $59,891,226)		59,891,226

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.00% (Cost $415,646,048)		431,164,910

	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.11%
Liquid Assets Portfolio–Institutional Class (Cost $4,782,949)(d)(e)	4,782,949	4,782,949

TOTAL INVESTMENTS–101.11% (Cost $420,428,997)		435,947,859

OTHER ASSETS LESS LIABILITIES–(1.11)%		(4,793,934)

NET ASSETS–100.00%		$431,153,925

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Health Care	20.6%

Industrials	15.8

Information Technology	12.8

Financials	10.4

Energy	7.4

Materials	6.5

Consumer Discretionary	5.7

Consumer Staples	5.0

Utilities	1.1

Telecommunication Services	0.8

Money Market Funds Plus Other Assets Less Liabilities	13.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $355,754,822)*	$371,273,684

Investments in affiliated money market funds, at value and cost	64,674,175

Total investments, at value (Cost $420,428,997)	435,947,859

Foreign currencies, at value (Cost $137)	7

Receivables for:
Investments sold	27,813

Fund shares sold	636,025

Dividends	460,480

Investment for trustee deferred compensation and retirement plans	18,146

Other assets	2,116

Total assets	437,092,446

Liabilities:
Payables for:
Investments purchased	530,837

Fund shares reacquired	189,122

Collateral upon return of securities loaned	4,782,949

Accrued fees to affiliates	329,404

Accrued other operating expenses	39,102

Trustee deferred compensation and retirement plans	67,107

Total liabilities	5,938,521

Net assets applicable to shares outstanding	$431,153,925

Net assets consist of:
Shares of beneficial interest	$449,412,485

Undistributed net investment income	2,849,762

Undistributed net realized gain (loss)	(36,625,024)

Unrealized appreciation	15,516,702

$431,153,925

Net Assets:
Series I	$382,175,414

Series II	$48,978,511

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	36,630,579

Series II	4,739,063

Series I:
Net asset value per share	$10.43

Series II:
Net asset value per share	$10.34

*	At June 30, 2010, securities with an aggregate value of $4,624,829 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $43,027)	$2,846,336

Dividends from affiliated money market funds (includes securities lending income of $14,068)	50,456

Total investment income	2,896,792

Expenses:
Advisory fees	1,718,547

Administrative services fees	646,878

Custodian fees	6,731

Distribution fees — Series II	68,281

Transfer agent fees	11,222

Trustees’ and officers’ fees and benefits	16,551

Other	23,257

Total expenses	2,491,467

Less: Fees waived	(54,725)

Net expenses	2,436,742

Net investment income	460,050

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $674,870)	38,219,247

Foreign currencies	(126,022)

Foreign currency contracts	257,196

38,350,421

Change in net unrealized appreciation (depreciation) of:
Investment securities	(58,481,676)

Foreign currencies	(373)

Foreign currency contracts	(112,609)

(58,594,658)

Net realized and unrealized gain (loss)	(20,244,237)

Net increase (decrease) in net assets resulting from operations	$(19,784,187)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$460,050	$2,434,222

Net realized gain (loss)	38,350,421	(61,873,895)

Change in net unrealized appreciation (depreciation)	(58,594,658)	174,517,834

Net increase (decrease) in net assets resulting from operations	(19,784,187)	115,078,161

Distributions to shareholders from net investment income:
Series I	—	(5,080,173)

Series II	—	(530,907)

Total distributions from net investment income	—	(5,611,080)

Distributions to shareholders from net realized gains:
Series I	—	(4,902,328)

Series II	—	(669,176)

Total distributions from net realized gains	—	(5,571,504)

Share transactions–net:
Series I	(32,518,969)	(11,987,008)

Series II	(4,904,688)	(4,824,114)

Net increase (decrease) in net assets resulting from share transactions	(37,423,657)	(16,811,122)

Net increase (decrease) in net assets	(57,207,844)	87,084,455

Net assets:
Beginning of period	488,361,769	401,277,314

End of period (includes undistributed net investment income of $2,849,762 and $2,389,712, respectively)	$431,153,925	$488,361,769

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Core Equity Fund, formerly AIM V.I. Mid Cap Core Equity Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

Invesco V.I. Mid Cap Core Equity Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco V.I. Mid Cap Core Equity Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $54,725.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $59,478 for accounting and fund administrative services and reimbursed $587,400 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Mid Cap Core Equity Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$429,461,357	$6,486,502	$—	$435,947,859

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (loss) on Statement of Operations
Foreign Currency Contracts*

Realized Gain
Currency risk	$257,196

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(112,609)

Total	$144,587

*	The average value of foreign currency contracts outstanding during the period was $580,610.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $10,254,905 and securities sales of $10,717,006, which resulted in net realized gains of $674,870.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,869 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$70,739,673

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $160,566,409 and $193,875,492, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$40,532,496

Aggregate unrealized (depreciation) of investment securities	(29,136,797)

Net unrealized appreciation of investment securities	$11,395,699

Cost of investments for tax purposes is $424,552,160.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	917,922	$10,349,449	3,776,568	$34,511,811

Series II	688,218	7,605,320	1,852,803	16,828,951

Issued as reinvestment of dividends:
Series I	—	—	939,088	9,982,501

Series II	—	—	113,860	1,200,083

Reacquired:
Series I	(3,875,361)	(42,868,418)	(6,211,044)	(56,481,320)

Series II	(1,132,408)	(12,510,008)	(2,477,573)	(22,853,148)

Net increase (decrease) in share activity	(3,401,629)	$(37,423,657)	(2,006,298)	$(16,811,122)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$10.92	$0.01	(c)	$(0.50)	$(0.49)	$—	$—	$—	$10.43	(4.49)%	$382,175	1.00	%(d)	1.02	%(d)	0.22	%(d)	39%
Year ended 12/31/09	8.59	0.06	(c)	2.53	2.59	(0.13)	(0.13)	(0.26)	10.92	30.21	432,233	1.02		1.04		0.60		41
Year ended 12/31/08	14.57	0.14	(c)	(4.33)	(4.19)	(0.22)	(1.57)	(1.79)	8.59	(28.52)	352,788	1.01		1.04		1.05		62
Year ended 12/31/07	13.52	0.19		1.11	1.30	(0.04)	(0.21)	(0.25)	14.57	9.55	585,608	1.00		1.01		1.23		62
Year ended 12/31/06	13.61	0.14		1.39	1.53	(0.14)	(1.48)	(1.62)	13.52	11.24	581,154	1.04		1.04		0.93		83
Year ended 12/31/05	13.11	0.06		0.94	1.00	(0.07)	(0.43)	(0.50)	13.61	7.62	584,860	1.03		1.03		0.50		70

Series II
Six months ended 06/30/10	10.83	(0.00	)(c)	(0.49)	(0.49)	—	—	—	10.34	(4.52)	48,979	1.25	(d)	1.27	(d)	(0.03	)(d)	39
Year ended 12/31/09	8.52	0.03	(c)	2.51	2.54	(0.10)	(0.13)	(0.23)	10.83	29.85	56,129	1.27		1.29		0.35		41
Year ended 12/31/08	14.45	0.10	(c)	(4.28)	(4.18)	(0.18)	(1.57)	(1.75)	8.52	(28.68)	48,489	1.26		1.29		0.80		62
Year ended 12/31/07	13.42	0.13		1.12	1.25	(0.01)	(0.21)	(0.22)	14.45	9.29	79,079	1.25		1.26		0.98		62
Year ended 12/31/06	13.52	0.10		1.38	1.48	(0.10)	(1.48)	(1.58)	13.42	10.98	56,766	1.29		1.29		0.68		83
Year ended 12/31/05	13.04	0.03		0.92	0.95	(0.04)	(0.43)	(0.47)	13.52	7.27	50,380	1.28		1.28		0.25		70

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $422,933 and $55,078 for Series I and Series II shares, respectively.

Invesco V.I. Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$955.10	$4.85	$1,019.84	$5.01	1.00%

Series II	1,000.00	954.80	6.06	1,018.60	6.26	1.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Mid Cap Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper

Invesco V.I. Mid Cap Core Equity Fund

performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, and against the Lipper VA Underlying Funds — Mid-Cap Core Index. The Board noted that the performance of Series I shares of the Fund was in the fifth quintile for the one year period and the first quintile of its performance universe for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the rate for the other mutual fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Advisers pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes three breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIMKT-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
As of June 30, 2010, the seven-day SEC yield on the Fund’s Series I shares was 0.37% and the seven-day SEC yield on the Fund’s Series II shares was 0.37%. Had fees not been waived, seven-day SEC yields for the Fund’s Series I and Series II shares would have been -0.61% and -0.86%, respectively.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your variable product issuer or financial adviser for the most recent month-end variable product performance.
Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     Invesco V.I. Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Invesco V.I. Money Market Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes–30.03%(a)(b)
Credit Enhanced–30.03%
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(c)	0.35%	12/01/28	$1,800	$1,800,000

Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)	0.37%	10/01/25	1,000	1,000,000

Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(c)	0.30%	05/15/17	600	600,000

Miami-Dade (County of), Florida Industrial Development Authority (Professional Modification Services, Inc.); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)	0.29%	08/01/18	1,000	1,000,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(c)	0.31%	03/01/26	520	520,000

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 B, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.40%	10/01/36	1,000	1,000,000

Pitney Road Partners, LLC; Series 2008, VRD Notes (CEP–General Electric Capital Corp.)(e)	0.48%	07/01/25	2,260	2,260,000

Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight Project); Series 1998 A, VRD Priority RB (LOC–U.S. Bank, N.A.)(c)	0.40%	12/01/18	535	535,000

Saint Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(d)	0.32%	03/01/29	500	500,000

Total Variable Rate Demand Notes (Cost $9,215,000)				9,215,000

Certificates of Deposit–17.60%
Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	1,000	1,000,000

Lloyds TSB Bank PLC	0.18%	07/06/10	1,400	1,400,000

Nordea Bank Finland PLC	0.51%	09/07/10	1,500	1,500,000

Royal Bank of Scotland PLC	0.40%	07/12/10	1,500	1,500,000

Total Certificates of Deposit (Cost $5,400,000)				5,400,000

Commercial Paper–15.31%(f)
Asset-Backed Securities–Commercial Loans/Leases–2.28%
Atlantis One Funding Corp.(d)(e)	0.29%	08/09/10	700	699,780

Asset-Backed Securities–Fully Supported Bank–4.89%
Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(d)(e)	0.50%	08/06/10	1,500	1,499,250

Asset-Backed Securities–Multi-Purpose–3.26%
Mont Blanc Capital Corp.(d)(e)	0.37%	07/16/10	1,000	999,846

Life & Health Insurance–1.63%
Metlife Short-Term Funding LLC(e)	0.36%	07/21/10	500	499,900

Regional Banks–3.25%
Banque et Caisse d’Epargne de l’Etat(d)	0.46%	10/28/10	1,000	998,479

Total Commercial Paper (Cost $4,697,255)				4,697,255

Medium-Term Notes–11.05%
European Investment Bank Sr. Unsec. Global MTN(d)	5.25%	06/15/11	968	1,008,745

JPMorgan Chase & Co. Sr. Unsec. Global MTN(b)	0.86%	09/24/10	1,000	1,000,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Unilever Capital Corp. Sr. Unsec. Gtd. Global MTN(d)	7.13%	11/01/10	$1,351	$1,381,945

Total Medium-Term Notes (Cost $3,391,458)				3,391,458

TOTAL INVESTMENTS (excluding Repurchase Agreements)–73.99% (Cost $22,703,713)				22,703,713

			Repurchase
			Amount

Repurchase Agreements–25.85%(g)
Banc of America Securities LLC, Joint agreement dated 06/30/10, aggregate maturing value $350,000,194 (collateralized by U.S. Treasury obligations valued at $357,000,099; 1.75%-3.63%, 11/15/11-08/15/19)	0.02%	07/01/10	1,500,001	1,500,000

BNP Paribas, Joint agreement dated 06/30/10, aggregate maturing value $392,003,158 (collateralized by U.S. Government sponsored agency and Corporate obligations valued at $399,966,432; 0%-6.00%, 05/25/11-09/16/37)(d)	0.29%	07/01/10	1,500,012	1,500,000

Goldman, Sachs & Co., Joint agreement dated 06/30/10, aggregate maturing value $250,000,208 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 2.42%-7.00%, 05/01/20-06/01/40)	0.03%	07/01/10	1,500,001	1,500,000

RBS Securities Inc., Joint agreement dated 06/30/10, aggregate maturing value $350,000,778 (collateralized by U.S. Treasury obligations valued at $357,004,410; 2.38%-4.63%, 02/29/12-03/31/15)	0.08%	07/01/10	2,031,769	2,031,764

Wells Fargo Securities, LLC, Joint agreement dated 06/30/10, aggregate maturing value $625,003,646 (collateralized by Corporate obligations valued at $656,250,000; 0%-7.95%, 08/14/11-12/10/49)	0.21%	07/01/10	1,400,008	1,400,000

Total Repurchase Agreements (Cost $7,931,764)				7,931,764

TOTAL INVESTMENTS(h)(i)–99.84% (Cost $30,635,477)				30,635,477

OTHER ASSETS LESS LIABILITIES–0.16%				49,248

NET ASSETS–100.00%				$30,684,725

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MTN	– Medium-Term Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 5.5%; other countries less than 5% each: 25.7%.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $5,958,776, which represented 19.41% of the Fund’s Net Assets.
(f)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	14.1%

General Electric Capital Corp.	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Portfolio Composition*

Number of days to Maturity
as of June 30, 2010

1-7	54.0%

8-30	16.5

31-90	24.8

91-180	3.7

181+	1.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$22,703,713

Repurchase agreements, at value and cost	7,931,764

Total investments, at value and cost	30,635,477

Receivables for:
Investments sold	115,000

Interest	28,380

Fund expenses absorbed	9,846

Investment for trustee deferred compensation and retirement plans	34,948

Other assets	2,652

Total assets	30,826,303

Liabilities:
Payables for:
Fund shares reacquired	56,573

Accrued fees to affiliates	15,083

Accrued other operating expenses	26,264

Trustee deferred compensation and retirement plans	43,658

Total liabilities	141,578

Net assets applicable to shares outstanding	$30,684,725

Net assets consist of:
Shares of beneficial interest	$30,686,868

Undistributed net realized gain (loss)	(2,143)

$30,684,725

Net Assets:
Series I	$29,261,624

Series II	$1,423,101

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	29,262,525

Series II	1,422,917

Series I:
Net asset value per share	$1.00

Series II:
Net asset value per share	$1.00

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$52,012

Expenses:
Advisory fees	65,234

Administrative services fees	53,322

Custodian fees	5,791

Distribution fees — Series II	1,836

Transfer agent fees	3,466

Trustees’ and officers’ fees and benefits	9,444

Professional services fees	25,160

Other	6,560

Total expenses	170,813

Less: Fees waived	(161,069)

Net expenses	9,744

Net investment income	42,268

Net realized gain (loss) from investment securities	(2,143)

Net increase in net assets resulting from operations	$40,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$42,268	$50,085

Net realized gain (loss)	(2,143)	—

Net increase in net assets resulting from operations	40,125	50,085

Distributions to shareholders from net investment income:
Series I	(40,384)	(48,846)

Series II	(1,884)	(1,239)

Total distributions from net investment income	(42,268)	(50,085)

Share transactions–net:
Series I	(4,222,003)	(15,518,673)

Series II	(266,293)	(576,067)

Net increase (decrease) in net assets resulting from share transactions	(4,488,296)	(16,094,740)

Net increase (decrease) in net assets	(4,490,439)	(16,094,740)

Net assets:
Beginning of period	35,175,164	51,269,904

End of period (includes undistributed net investment income of $0 and $0, respectively)	$30,684,725	$35,175,164

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Money Market Fund, formerly AIM V.I. Money Market Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities

Invesco V.I. Money Market Fund

reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.40%

Over $250 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. Money Market Fund

  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the “Program”); (4) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended June 30, 2010, Invesco voluntarily waived advisory fees of $159,233 and reimbursed class level expenses of $1,836 for Series II shares.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $28,528 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$30,635,477	$—	$30,635,477

Invesco V.I. Money Market Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $1,520,060 and securities sales of $660,016.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,338 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of December 31, 2009.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	6,983,582	$6,983,582	14,958,501	$14,958,537

Series II	36,103	36,103	51,965	51,965

Issued as reinvestment of dividends:
Series I	40,384	40,384	48,883	48,846

Series II	1,884	1,884	1,238	1,239

Reacquired:
Series I	(11,245,969)	(11,245,969)	(30,526,056)	(30,526,056)

Series II	(304,280)	(304,280)	(629,271)	(629,271)

Net increase (decrease) in share activity	(4,488,296)	$(4,488,296)	(16,094,740)	$(16,094,740)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Money Market Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

								Ratio of		Ratio of
								expenses		expenses
								to average		to average net		Ratio of net
	Net asset			Dividends				net assets		assets without		investment
	value,	Net		from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	Investment		investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Series I
Six months ended 06/30/10	$1.00	$0.00	(b)	$(0.00)	$1.00	0.13%	$29,262	0.06	%(c)	1.04	%(c)	0.26	%(c)
Year ended 12/31/09	1.00	0.00	(b)	(0.00)	1.00	0.11	33,486	0.65		0.90		0.11
Year ended 12/31/08	1.00	0.02	(b)	(0.02)	1.00	2.04	49,004	0.86		0.86		2.02
Year ended 12/31/07	1.00	0.04		(0.04)	1.00	4.54	46,492	0.86		0.86		4.45
Year ended 12/31/06	1.00	0.04		(0.04)	1.00	4.27	43,568	0.90		0.90		4.20
Year ended 12/31/05	1.00	0.02		(0.02)	1.00	2.51	44,923	0.82		0.82		2.46

Series II
Six months ended 06/30/10	1.00	0.00	(b)	(0.00)	1.00	0.13	1,423	0.06	(c)	1.29	(c)	0.26	(c)
Year ended 12/31/09	1.00	0.00	(b)	(0.00)	1.00	0.06	1,690	0.70		1.15		0.06
Year ended 12/31/08	1.00	0.02	(b)	(0.02)	1.00	1.78	2,266	1.11		1.11		1.77
Year ended 12/31/07	1.00	0.04		(0.04)	1.00	4.28	2,515	1.11		1.11		4.20
Year ended 12/31/06	1.00	0.04		(0.04)	1.00	4.01	2,341	1.15		1.15		3.95
Year ended 12/31/05	1.00	0.02		(0.02)	1.00	2.26	3,080	1.07		1.07		2.21

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $31,407 and $1,481 for Series I and Series II shares, respectively.

Invesco V.I. Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$1,001.30	$0.30	$1,024.50	$0.30	0.06%

Series II	1,000.00	1,001.30	0.30	1,024.50	0.30	0.06

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Money Market Fund

Approval of Investment Advisory and Sub-advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Money Market Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Money Market Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Money Market Index. The Board noted that the performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that the Fund has historically been priced consistent with its role as a conduit to and from other Invesco Advisers products, which impacts performance. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual advisory fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised or sub-advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the mutual fund advised by Invesco Advisers and above the sub-adviser effective fee rate of the fund sub-advised by Invesco Advisers.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund Semiannual Report to Shareholders ■ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VISPI-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-6.75%
Series II Shares	-6.92
S&P 500 Index▼ (Broad Market/Style-Specific Index)	-6.64

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (5/18/98)	0.86%
10 Years	-1.88
5 Years	-0.97
1 Year	14.19

Series II Shares
Inception (6/5/00)	-2.21%
10 Years	-2.13
5 Years	-1.23
1 Year	13.87
Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. S&P 500 Index Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.28% and 0.53%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.49% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. S&P 500 Index Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
Invesco V.I. S&P 500 Index Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.0%
Advertising–0.2%
Interpublic Group of Cos., Inc.(b)	5,848	$41,696

Omnicom Group, Inc.	3,656	125,401

		167,097

Aerospace & Defense–2.8%
Boeing Co. (The)	9,072	569,268

General Dynamics Corp.	4,610	269,962

Goodrich Corp.	1,496	99,110

Honeywell International, Inc.	9,158	357,437

ITT Corp.	2,193	98,510

L-3 Communications Holdings, Inc.	1,383	97,972

Lockheed Martin Corp.	3,728	277,736

Northrop Grumman Corp.	3,600	195,984

Precision Castparts Corp.	1,699	174,861

Raytheon Co.	4,554	220,368

Rockwell Collins, Inc.	1,881	99,937

United Technologies Corp.	11,153	723,941

		3,185,086

Agricultural Products–0.2%
Archer-Daniels-Midland Co.	7,686	198,453

Air Freight & Logistics–1.0%
C.H. Robinson Worldwide, Inc.	1,982	110,318

Expeditors International of Washington, Inc.	2,544	87,793

FedEx Corp.	3,729	261,440

United Parcel Service, Inc. (Class B)	11,839	673,521

		1,133,072

Airlines–0.1%
Southwest Airlines Co.	8,898	98,857

Aluminum–0.1%
Alcoa, Inc.	12,204	122,772

Apparel Retail–0.5%
Abercrombie & Fitch Co. (Class A)	1,054	32,347

Gap, Inc. (The)	5,415	105,376

Limited Brands, Inc.	3,226	71,198

Ross Stores, Inc.	1,464	78,017

TJX Cos., Inc.	4,876	204,548

Urban Outfitters, Inc.(b)	1,556	53,511

		544,997

Apparel, Accessories & Luxury Goods–0.2%
Coach, Inc.	3,646	133,261

Polo Ralph Lauren Corp.	794	57,930

VF Corp.	1,052	74,882

		266,073

Application Software–0.5%
Adobe Systems, Inc.(b)	6,292	166,297

Autodesk, Inc.(b)	2,742	66,795

Citrix Systems, Inc.(b)	2,220	93,751

Compuware Corp.(b)	2,689	21,458

Intuit, Inc.(b)	3,756	130,596

Salesforce.com, Inc.(b)	1,352	116,029

		594,926

Asset Management & Custody Banks–1.1%
Ameriprise Financial, Inc.	3,059	110,522

Bank of New York Mellon Corp. (The)	14,461	357,042

Federated Investors, Inc. (Class B)	1,061	21,973

Franklin Resources, Inc.	1,766	152,212

Invesco Ltd.	5,584	93,979

Janus Capital Group, Inc.	2,229	19,793

Legg Mason, Inc.	2,004	56,172

Northern Trust Corp.	2,890	134,963

State Street Corp.	5,978	202,176

T. Rowe Price Group, Inc.	3,102	137,698

		1,286,530

Auto Parts & Equipment–0.2%
Johnson Controls, Inc.	8,040	216,035

Automobile Manufacturers–0.4%
Ford Motor Co.(b)	40,721	410,468

Automotive Retail–0.2%
AutoNation, Inc.(b)	1,065	20,767

AutoZone, Inc.(b)	348	67,241

O’Reilly Automotive, Inc.(b)	1,650	78,474

		166,482

Biotechnology–1.4%
Amgen, Inc.(b)	11,450	602,270

Biogen Idec, Inc.(b)	3,191	151,413

Celgene Corp.(b)	5,508	279,917

Cephalon, Inc.(b)	898	50,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Genzyme Corp.(b)	3,189	$161,906

Gilead Sciences, Inc.(b)	10,637	364,636

		1,611,103

Brewers–0.1%
Molson Coors Brewing Co. (Class B)	1,885	79,849

Broadcasting–0.2%
CBS Corp. (Class B)	8,127	105,082

Discovery Communications, Inc. (Class A)(b)	3,398	121,343

		226,425

Building Products–0.0%
Masco Corp.	4,287	46,128

Cable & Satellite–1.1%
Comcast Corp. (Class A)	33,728	585,855

DirecTV (Class A)(b)	10,862	368,439

Scripps Networks Interactive, Inc. (Class A)	1,073	43,285

Time Warner Cable, Inc.	4,225	220,038

		1,217,617

Casinos & Gaming–0.1%
International Game Technology	3,563	55,939

Wynn Resorts Ltd.	825	62,923

		118,862

Coal & Consumable Fuels–0.2%
Consol Energy, Inc.	2,697	91,051

Massey Energy Co.	1,202	32,875

Peabody Energy Corp.	3,212	125,685

		249,611

Commercial Printing–0.0%
RR Donnelley & Sons Co.	2,465	40,352

Communications Equipment–2.5%
Cisco Systems, Inc.(b)	68,269	1,454,812

Corning, Inc.	18,656	301,295

Harris Corp.	1,551	64,599

JDS Uniphase Corp.(b)	2,683	26,401

Juniper Networks, Inc.(b)	6,288	143,492

Motorola, Inc.(b)	27,781	181,132

QUALCOMM, Inc.	19,608	643,927

Tellabs, Inc.	4,605	29,426

		2,845,084

Computer & Electronics Retail–0.2%
Best Buy Co., Inc.	4,135	140,011

GameStop Corp. (Class A)(b)	1,826	34,311

RadioShack Corp.	1,498	29,226

		203,548

Computer Hardware–5.5%
Apple, Inc.(b)	10,876	2,735,640

Dell, Inc.(b)	20,597	248,400

Hewlett-Packard Co.	27,905	1,207,728

International Business Machines Corp.	15,328	1,892,702

Teradata Corp.(b)	1,994	60,777

		6,145,247

Computer Storage & Peripherals–0.8%
EMC Corp.(b)	24,571	449,649

Lexmark International, Inc.(b)	938	30,982

NetApp, Inc.(b)	4,119	153,680

QLogic Corp.(b)	1,333	22,155

SanDisk Corp.(b)	2,748	115,608

Western Digital Corp.(b)	2,739	82,608

		854,682

Construction & Engineering–0.2%
Fluor Corp.	2,136	90,780

Jacobs Engineering Group, Inc.(b)	1,494	54,441

Quanta Services, Inc.(b)	2,521	52,059

		197,280

Construction & Farm Machinery & Heavy Trucks–0.9%
Caterpillar, Inc.	7,503	450,705

Cummins, Inc.	2,397	156,117

Deere & Co.	5,078	282,743

PACCAR, Inc.	4,346	173,275

		1,062,840

Construction Materials–0.1%
Vulcan Materials Co.	1,526	66,885

Consumer Electronics–0.0%
Harman International Industries, Inc.(b)	827	24,719

Consumer Finance–0.8%
American Express Co.	14,359	570,052

Capital One Financial Corp.	5,456	219,877

Discover Financial Services	6,500	90,870

SLM Corp.(b)	5,806	60,324

		941,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Data Processing & Outsourced Services–1.2%
Automatic Data Processing, Inc.	6,012	$242,043

Computer Sciences Corp.	1,843	83,396

Fidelity National Information Services, Inc.	3,961	106,234

Fiserv, Inc.(b)	1,824	83,284

Mastercard, Inc. (Class A)	1,157	230,856

Paychex, Inc.	3,844	99,829

Total System Services, Inc.	2,359	32,082

Visa, Inc. (Class A)	5,409	382,687

Western Union Co. (The)	8,034	119,787

		1,380,198

Department Stores–0.4%
JC Penney Co., Inc.	2,823	60,638

Kohl’s Corp.(b)	3,680	174,800

Macy’s, Inc.	5,045	90,305

Nordstrom, Inc.	1,990	64,058

Sears Holdings Corp.(b)	592	38,273

		428,074

Distillers & Vintners–0.1%
Brown-Forman Corp. (Class B)	1,285	73,541

Constellation Brands, Inc.(b)	2,292	35,801

		109,342

Distributors–0.1%
Genuine Parts Co.	1,898	74,876

Diversified REIT’s–0.1%
Vornado Realty Trust	1,891	137,948

Diversified Banks–1.9%
Comerica, Inc.	2,125	78,264

US Bancorp	22,913	512,106

Wells Fargo & Co.	62,282	1,594,412

		2,184,782

Diversified Chemicals–0.8%
Dow Chemical Co. (The)	13,805	327,455

Eastman Chemical Co.	865	46,156

EI Du Pont de Nemours & Co.	10,829	374,575

FMC Corp.	868	49,849

PPG Industries, Inc.	1,988	120,095

		918,130

Diversified Metals & Mining–0.3%
Freeport-McMoRan Copper & Gold, Inc.	5,638	333,375

Titanium Metals Corp.(b)	1,008	17,731

		351,106

Diversified Support Services–0.1%
Cintas Corp.	1,571	37,657

Iron Mountain, Inc.	2,162	48,558

		86,215

Drug Retail–0.7%
CVS Caremark Corp.	16,267	476,948

Walgreen Co.	11,695	312,257

		789,205

Education Services–0.1%
Apollo Group, Inc. (Class A)(b)	1,504	63,875

DeVry, Inc.	740	38,842

		102,717

Electric Utilities–1.9%
Allegheny Energy, Inc.	2,026	41,898

American Electric Power Co., Inc.	5,720	184,756

Duke Energy Corp.	15,696	251,136

Edison International	3,919	124,311

Entergy Corp.	2,262	162,004

Exelon Corp.	7,895	299,773

FirstEnergy Corp.	3,643	128,343

NextEra Energy, Inc.	4,956	241,655

Northeast Utilities	2,099	53,482

Pepco Holdings, Inc.	2,668	41,834

Pinnacle West Capital Corp.	1,296	47,123

PPL Corp.	5,601	139,745

Progress Energy, Inc.	3,432	134,603

Southern Co.	9,855	327,974

		2,178,637

Electrical Components & Equipment–0.5%
Emerson Electric Co.	9,007	393,516

First Solar, Inc.(b)	581	66,135

Rockwell Automation, Inc.	1,704	83,649

		543,300

Electronic Components–0.1%
Amphenol Corp. (Class A)	2,074	81,467

Electronic Equipment & Instruments–0.2%
Agilent Technologies, Inc.(b)	4,160	118,269

FLIR Systems, Inc.(b)	1,832	53,293

		171,562

Electronic Manufacturing Services–0.1%
Jabil Circuit, Inc.	2,315	30,790

Molex, Inc.	1,622	29,585

		60,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Environmental & Facilities Services–0.3%
Republic Services, Inc.	3,879	$115,323

Stericycle, Inc.(b)	1,011	66,301

Waste Management, Inc.	5,773	180,637

		362,261

Fertilizers & Agricultural Chemicals–0.3%
CF Industries Holdings, Inc.	849	53,869

Monsanto Co.	6,520	301,354

		355,223

Food Distributors–0.2%
Sysco Corp.	7,071	202,018

Food Retail–0.3%
Kroger Co. (The)	7,724	152,086

Safeway, Inc.	4,644	91,301

SUPERVALU, Inc.	2,536	27,490

Whole Foods Market, Inc.(b)	2,049	73,805

		344,682

Footwear–0.3%
NIKE, Inc. (Class B)	4,644	313,702

Forest Products–0.1%
Weyerhaeuser Co.	2,529	89,021

Gas Utilities–0.1%
EQT Corp.	1,719	62,124

Nicor, Inc.	538	21,789

Questar Corp.	2,092	29,787

		113,700

General Merchandise Stores–0.5%
Big Lots, Inc.(b)	961	30,838

Family Dollar Stores, Inc.	1,614	60,832

Target Corp.	8,802	432,794

		524,464

Gold–0.3%
Newmont Mining Corp.	5,872	362,537

Health Care Services–0.8%
Cerner Corp(b)	829	62,913

DaVita, Inc.(b)	1,241	77,488

Express Scripts, Inc.(b)	6,536	307,323

Laboratory Corp. of America Holdings(b)	1,243	93,660

Medco Health Solutions, Inc.(b)	5,460	300,737

Quest Diagnostics, Inc.	1,806	89,884

		932,005

Health Care Distributors–0.4%
AmerisourceBergen Corp.	3,376	107,188

Cardinal Health, Inc.	4,327	145,430

McKesson Corp.	3,243	217,800

Patterson Cos., Inc.	1,115	31,811

		502,229

Health Care Equipment–1.8%
Baxter International, Inc.	7,129	289,723

Becton Dickinson and Co.	2,788	188,525

Boston Scientific Corp.(b)	18,125	105,125

C.R. Bard, Inc.	1,136	88,074

CareFusion Corp.(b)	2,125	48,238

Hospira, Inc.(b)	1,982	113,866

Intuitive Surgical, Inc.(b)	471	148,657

Medtronic, Inc.	13,167	477,567

St Jude Medical, Inc.(b)	3,905	140,931

Stryker Corp.	3,366	168,502

Varian Medical Systems, Inc.(b)	1,476	77,165

Zimmer Holdings, Inc.(b)	2,424	131,017

		1,977,390

Health Care Facilities–0.0%
Tenet Healthcare Corp.(b)	5,208	22,603

Health Care Supplies–0.0%
DENTSPLY International, Inc.	1,749	52,313

Home Entertainment Software–0.1%
Electronic Arts, Inc.(b)	3,918	56,419

Home Furnishings–0.0%
Leggett & Platt, Inc.	1,770	35,506

Home Improvement Retail–0.9%
Home Depot, Inc.	20,086	563,814

Lowe’s Cos., Inc.	17,084	348,855

Sherwin-Williams Co. (The)	1,101	76,178

		988,847

Homebuilding–0.1%
DR Horton, Inc.	3,308	32,518

Lennar Corp. (Class A)	1,995	27,750

Pulte Group, Inc.(b)	3,795	31,423

		91,691

Homefurnishing Retail–0.1%
Bed Bath & Beyond, Inc.(b)	3,146	116,654

Hotels, Resorts & Cruise Lines–0.3%
Carnival Corp. (Units)	5,174	156,462

Marriott International, Inc. (Class A)	3,066	91,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Starwood Hotels & Resorts Worldwide, Inc.	2,265	$93,839

Wyndham Worldwide Corp.	2,151	43,321

		385,418

Household Appliances–0.2%
Stanley Black & Decker, Inc.	1,917	96,847

Whirlpool Corp.	897	78,774

		175,621

Household Products–2.6%
Clorox Co.	1,683	104,615

Colgate-Palmolive Co.	5,851	460,825

Kimberly-Clark Corp.	4,948	299,997

Procter & Gamble Co. (The)	34,425	2,064,812

		2,930,249

Housewares & Specialties–0.1%
Fortune Brands, Inc.	1,820	71,308

Newell Rubbermaid, Inc.	3,325	48,678

		119,986

Human Resource & Employment Services–0.1%
Monster Worldwide, Inc.(b)	1,507	17,557

Robert Half International, Inc.	1,793	42,225

		59,782

Hypermarkets & Super Centers–1.3%
Costco Wholesale Corp.	5,285	289,777

Wal-Mart Stores, Inc.	24,831	1,193,626

		1,483,403

Independent Power Producers & Energy Traders–0.2%
AES Corp. (The)(b)	7,985	73,781

Constellation Energy Group, Inc.	2,410	77,723

NRG Energy, Inc.(b)	3,051	64,712

		216,216

Industrial Conglomerates–2.3%
3M Co.	8,523	673,232

General Electric Co.(c)	127,625	1,840,352

Textron, Inc.	3,266	55,424

		2,569,008

Industrial Gases–0.4%
Air Products & Chemicals, Inc.	2,538	164,488

Praxair, Inc.	3,656	277,819

		442,307

Industrial Machinery–0.8%
Danaher Corp.	6,286	233,336

Dover Corp.	2,232	93,275

Eaton Corp.	2,003	131,076

Flowserve Corp.	672	56,986

Illinois Tool Works, Inc.	4,624	190,879

Pall Corp.	1,397	48,015

Parker Hannifin Corp.	1,924	106,705

Roper Industries, Inc.	1,122	62,787

Snap-On, Inc.	691	28,269

		951,328

Industrial REIT’s–0.1%
ProLogis	5,696	57,700

Insurance Brokers–0.2%
AON Corp.	3,220	119,526

Marsh & McLennan Cos., Inc.	6,469	145,876

		265,402

Integrated Oil & Gas–6.5%
Chevron Corp.	24,010	1,629,319

ConocoPhillips	17,790	873,311

Exxon Mobil Corp.	61,108	3,487,434

Hess Corp.	3,492	175,787

Marathon Oil Corp.	8,480	263,643

Murphy Oil Corp.	2,288	113,370

Occidental Petroleum Corp.	9,707	748,895

		7,291,759

Integrated Telecommunication Services–2.6%
AT&T, Inc.	70,634	1,708,636

CenturyTel, Inc.	3,590	119,583

Frontier Communications Corp.	3,733	26,542

Qwest Communications International, Inc.	17,848	93,702

Verizon Communications, Inc.	33,789	946,768

Windstream Corp.	5,774	60,973

		2,956,204

Internet Retail–0.5%
Amazon.com, Inc.(b)	4,101	448,075

Expedia, Inc.	2,478	46,537

Priceline.com, Inc.(b)	567	100,098

		594,710

Internet Software & Services–1.7%
Akamai Technologies, Inc.(b)	2,057	83,452

eBay, Inc.(b)	13,592	266,539

Google, Inc. (Class A)(b)	2,894	1,287,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Internet Software & Services–(continued)

VeriSign, Inc.(b)	2,181	$57,906

Yahoo!, Inc.(b)	14,073	194,630

		1,890,212

Investment Banking & Brokerage–1.2%
Charles Schwab Corp. (The)	11,668	165,452

E*Trade Financial Corp.(b)	2,367	27,978

Goldman Sachs Group, Inc. (The)	6,151	807,442

Morgan Stanley	16,708	387,793

		1,388,665

IT Consulting & Other Services–0.2%
Cognizant Technology Solutions Corp. (Class A)(b)	3,558	178,113

SAIC, Inc.(b)	3,497	58,540

		236,653

Leisure Products–0.1%
Hasbro, Inc.	1,564	64,280

Mattel, Inc.	4,359	92,237

		156,517

Life & Health Insurance–1.1%
Aflac, Inc.	5,632	240,317

Lincoln National Corp.	3,613	87,760

MetLife, Inc.	9,796	369,897

Principal Financial Group, Inc.	3,845	90,127

Prudential Financial, Inc.	5,570	298,886

Torchmark Corp.	986	48,817

Unum Group	3,978	86,323

		1,222,127

Life Sciences Tools & Services–0.5%
Life Technologies Corp.(b)	2,182	103,100

Millipore Corp.(b)	669	71,349

PerkinElmer, Inc.	1,408	29,103

Thermo Fisher Scientific, Inc.(b)	4,905	240,590

Waters Corp.(b)	1,110	71,817

		515,959

Managed Health Care–0.9%
Aetna, Inc.	5,078	133,958

CIGNA Corp.	3,307	102,715

Coventry Health Care, Inc.(b)	1,768	31,258

Humana, Inc.(b)	2,034	92,893

UnitedHealth Group, Inc.	13,587	385,871

WellPoint, Inc.(b)	5,106	249,836

		996,531

Metal & Glass Containers–0.1%
Ball Corp.	1,103	58,271

Owens-Illinois, Inc.(b)	1,971	52,133

Pactiv Corp.(b)	1,588	44,226

		154,630

Motorcycle Manufacturers–0.1%
Harley-Davidson, Inc.	2,814	62,555

Movies & Entertainment–1.5%
News Corp. (Class A)	26,907	321,808

Time Warner, Inc.	13,623	393,841

Viacom, Inc. (Class B)	7,259	227,715

Walt Disney Co. (The)	23,411	737,446

		1,680,810

Multi-line Insurance–0.4%
American International Group, Inc.(b)	1,614	55,586

Assurant, Inc.	1,336	46,359

Genworth Financial, Inc. (Class A)(b)	5,845	76,394

Hartford Financial Services Group, Inc.	5,308	117,466

Loews Corp.	4,201	139,936

		435,741

Multi-Sector Holdings–0.0%
Leucadia National Corp.(b)	2,268	44,249

Multi-Utilities–1.4%
Ameren Corp.	2,848	67,697

Centerpoint Energy, Inc.	4,977	65,497

CMS Energy Corp.	2,747	40,244

Consolidated Edison, Inc.	3,370	145,247

Dominion Resources, Inc.	7,124	275,984

DTE Energy Co.	2,012	91,767

Integrys Energy Group, Inc.	920	40,241

NiSource, Inc.	3,316	48,082

Oneok, Inc.	1,270	54,927

PG&E Corp.	4,475	183,922

Public Service Enterprise Group, Inc.	6,047	189,452

SCANA Corp.	1,355	48,455

Sempra Energy	2,978	139,341

TECO Energy, Inc.	2,556	38,519

Wisconsin Energy Corp.	1,397	70,884

Xcel Energy, Inc.	5,493	113,211

		1,613,470

Office Electronics–0.1%
Xerox Corp.	16,484	132,531

Office REIT’s–0.1%
Boston Properties, Inc.	1,661	118,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Office Services & Supplies–0.1%
Avery Dennison Corp.	1,320	$42,411

Pitney Bowes, Inc.	2,480	54,461

		96,872

Oil & Gas Drilling–0.2%
Diamond Offshore Drilling, Inc.	830	51,618

Helmerich & Payne, Inc.	1,243	45,394

Nabors Industries Ltd. (Bermuda)	3,409	60,067

Rowan Cos., Inc.(b)	1,367	29,992

		187,071

Oil & Gas Equipment & Services–1.5%
Baker Hughes, Inc.	5,128	213,171

Cameron International Corp.(b)	2,918	94,893

FMC Technologies, Inc.(b)	1,453	76,515

Halliburton Co.	10,784	264,747

National Oilwell Varco, Inc.	5,008	165,615

Schlumberger Ltd.	14,258	789,038

Smith International, Inc.	2,970	111,820

		1,715,799

Oil & Gas Exploration & Production–1.7%
Anadarko Petroleum Corp.	5,913	213,400

Apache Corp.	4,031	339,370

Cabot Oil & Gas Corp.	1,242	38,900

Chesapeake Energy Corp.	7,780	162,991

Denbury Resources, Inc.(b)	4,772	69,862

Devon Energy Corp.	5,341	325,374

EOG Resources, Inc.	3,025	297,569

Noble Energy, Inc.	2,074	125,124

Pioneer Natural Resources Co.	1,385	82,338

Range Resources Corp.	1,905	76,486

Southwestern Energy Co.(b)	4,137	159,854

		1,891,268

Oil & Gas Refining & Marketing–0.2%
Sunoco, Inc.	1,441	50,103

Tesoro Corp.	1,688	19,699

Valero Energy Corp.	6,759	121,527

		191,329

Oil & Gas Storage & Transportation–0.3%
El Paso Corp.	8,411	93,446

Spectra Energy Corp.	7,745	155,442

Williams Cos., Inc. (The)	7,018	128,289

		377,177

Other Diversified Financial Services–4.0%
Bank of America Corp.	119,932	1,723,421

Citigroup, Inc.	270,207	1,015,978

JPMorgan Chase & Co.	47,559	1,741,135

		4,480,534

Packaged Foods & Meats–1.8%
Campbell Soup Co.	2,236	80,116

ConAgra Foods, Inc.	5,325	124,179

Dean Foods Co.(b)	2,174	21,892

General Mills, Inc.	7,912	281,034

Hershey Co. (The)	1,982	94,997

HJ Heinz Co.	3,779	163,328

Hormel Foods Corp.	828	33,518

JM Smucker Co. (The)	1,423	85,693

Kellogg Co.	3,048	153,315

Kraft Foods, Inc. (Class A)	20,840	583,520

McCormick & Co., Inc.	1,583	60,091

Mead Johnson Nutrition Co.	2,459	123,245

Sara Lee Corp.	7,934	111,869

Tyson Foods, Inc. (Class A)	3,649	59,807

		1,976,604

Paper Packaging–0.1%
Bemis Co., Inc.	1,303	35,181

Sealed Air Corp.	1,906	37,586

		72,767

Paper Products–0.1%
International Paper Co.	5,218	118,083

MeadWestvaco Corp.	2,042	45,333

		163,416

Personal Products–0.2%
Avon Products, Inc.	5,120	135,680

Estee Lauder Cos., Inc. (The) (Class A)	1,430	79,694

		215,374

Pharmaceuticals–6.1%
Abbott Laboratories	18,451	863,138

Allergan, Inc.	3,690	214,979

Bristol-Myers Squibb Co.	20,556	512,667

Eli Lilly & Co.	12,129	406,321

Forest Laboratories, Inc.(b)	3,643	99,927

Johnson & Johnson	32,968	1,947,090

King Pharmaceuticals, Inc.(b)	2,983	22,641

Merck & Co., Inc.	37,275	1,303,507

Mylan, Inc.(b)	3,691	62,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer, Inc.	96,420	$1,374,949

Watson Pharmaceuticals, Inc.(b)	1,280	51,930

		6,860,044

Photographic Products–0.0%
Eastman Kodak Co.(b)	3,211	13,936

Property & Casualty Insurance–2.2%
Allstate Corp. (The)	6,429	184,705

Berkshire Hathaway, Inc. (Class B)(b)	19,787	1,576,826

Chubb Corp.	3,905	195,289

Cincinnati Financial Corp.	1,948	50,395

Progressive Corp. (The)	8,013	150,003

Travelers Cos., Inc. (The)	5,920	291,560

XL Capital Ltd. (Class A) (Cayman Islands)	4,088	65,449

		2,514,227

Publishing–0.2%
Gannett Co., Inc.	2,846	38,307

McGraw-Hill Cos., Inc. (The)	3,795	106,791

Meredith Corp.	410	12,763

New York Times Co. (The) (Class A)(b)	1,392	12,041

Washington Post Co. (The) (Class B)	72	29,555

		199,457

Railroads–0.8%
CSX Corp.	4,661	231,326

Norfolk Southern Corp.	4,423	234,640

Union Pacific Corp.	6,049	420,466

		886,432

Real Estate Services–0.0%
CB Richard Ellis Group, Inc. (Class A)(b)	3,249	44,219

Regional Banks–1.1%
BB&T Corp.	8,272	217,636

Fifth Third Bancorp	9,500	116,755

First Horizon National Corp.(b)	2,733	31,290

Huntington Bancshares, Inc.	8,565	47,450

KeyCorp	10,508	80,807

M&T Bank Corp.	990	84,101

Marshall & Ilsley Corp.	6,302	45,248

PNC Financial Services Group, Inc.	6,287	355,218

Regions Financial Corp.	14,254	93,791

SunTrust Banks, Inc.	5,975	139,217

Zions BanCorp.	1,915	41,307

		1,252,820

Research & Consulting Services–0.1%
Dun & Bradstreet Corp.	602	40,406

Equifax, Inc.	1,513	42,455

		82,861

Residential REIT’s–0.2%
Apartment Investment & Management Co.	1,396	27,040

AvalonBay Communities, Inc.	991	92,530

Equity Residential	3,381	140,785

		260,355

Restaurants–1.2%
Darden Restaurants, Inc.	1,680	65,268

McDonald’s Corp.	12,859	847,022

Starbucks Corp.	8,906	216,416

Yum! Brands, Inc.	5,587	218,117

		1,346,823

Retail REIT’s–0.3%
Kimco Realty Corp.	4,848	65,157

Simon Property Group, Inc.	3,498	282,464

		347,621

Semiconductor Equipment–0.3%
Applied Materials, Inc.	16,056	192,993

KLA-Tencor Corp.	2,031	56,624

MEMC Electronic Materials, Inc.(b)	2,718	26,854

Novellus Systems, Inc.(b)	1,148	29,113

Teradyne, Inc.(b)	2,154	21,002

		326,586

Semiconductors–2.2%
Advanced Micro Devices, Inc.(b)	6,760	49,483

Altera Corp.	3,605	89,440

Analog Devices, Inc.	3,561	99,210

Broadcom Corp. (Class A)	5,162	170,191

Intel Corp.	66,510	1,293,620

Linear Technology Corp.	2,679	74,503

LSI Corp.(b)	7,812	35,935

Microchip Technology, Inc.	2,217	61,500

Micron Technology, Inc.(b)	10,211	86,691

National Semiconductor Corp.	2,855	38,428

Nvidia Corp.(b)	6,839	69,826

Texas Instruments, Inc.	14,610	340,121

Xilinx, Inc.	3,273	82,676

		2,491,624

Soft Drinks–2.5%
Coca-Cola Co. (The)	27,577	1,382,159

Coca-Cola Enterprises, Inc.	3,888	100,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Soft Drinks–(continued)

Dr Pepper Snapple Group, Inc.	2,936	$109,777

PepsiCo, Inc.	19,277	1,174,933

		2,767,413

Specialized Consumer Services–0.1%
H&R Block, Inc.	3,935	61,740

Specialized Finance–0.4%
CME Group, Inc.	788	221,861

IntercontinentalExchange, Inc.(b)	887	100,258

Moody’s Corp.	2,351	46,832

NASDAQ OMX Group, Inc. (The)(b)	1,742	30,973

NYSE Euronext	3,119	86,178

		486,102

Specialized REIT’s–0.5%
HCP, Inc.	3,513	113,294

Health Care REIT, Inc.	1,503	63,307

Host Hotels & Resorts, Inc.	7,867	106,047

Plum Creek Timber Co., Inc.	1,947	67,230

Public Storage	1,623	142,678

Ventas, Inc.	1,874	87,984

		580,540

Specialty Chemicals–0.3%
Airgas, Inc.	995	61,889

Ecolab, Inc.	2,789	125,254

International Flavors & Fragrances, Inc.	950	40,299

Sigma-Aldrich Corp.	1,450	72,253

		299,695

Specialty Stores–0.3%
CarMax, Inc.(b)	2,667	53,073

Office Depot, Inc.(b)	3,293	13,304

Staples, Inc.	8,724	166,192

Tiffany & Co.	1,519	57,585

		290,154

Steel–0.3%
AK Steel Holding Corp.	1,313	15,651

Allegheny Technologies, Inc.	1,177	52,012

Cliffs Natural Resources, Inc.	1,618	76,305

Nucor Corp.	3,766	144,162

United States Steel Corp.	1,713	66,036

		354,166

Systems Software–3.1%
BMC Software, Inc.(b)	2,169	75,113

CA, Inc.	4,668	85,891

McAfee, Inc.(b)	1,864	57,262

Microsoft Corp.	91,142	2,097,177

Novell, Inc.(b)	4,181	23,748

Oracle Corp.	46,797	1,004,264

Red Hat, Inc.(b)	2,254	65,231

Symantec Corp.(b)	9,549	132,540

		3,541,226

Thrifts & Mortgage Finance–0.1%
Hudson City Bancorp, Inc.	5,664	69,327

People’s United Financial, Inc.	4,479	60,467

		129,794

Tires & Rubber–0.0%
Goodyear Tire & Rubber Co. (The)(b)	2,903	28,856

Tobacco–1.6%
Altria Group, Inc.	24,893	498,856

Lorillard, Inc.	1,838	132,299

Philip Morris International, Inc.	22,136	1,014,714

Reynolds American, Inc.	2,020	105,283

		1,751,152

Trading Companies & Distributors–0.1%
Fastenal Co.	1,568	78,698

WW Grainger, Inc.	740	73,593

		152,291

Trucking–0.0%
Ryder System, Inc.	633	25,466

Wireless Telecommunication Services–0.4%
American Tower Corp. (Class A)(b)	4,822	214,579

MetroPCS Communications, Inc.(b)	3,123	25,577

Sprint Nextel Corp.(b)	35,633	151,084

		391,240

Total Common Stocks & Other Equity Interests (Cost $92,309,258)		111,366,692

Money Market Funds–0.6%
Liquid Assets Portfolio–Institutional Class(d)	359,814	359,814

Premier Portfolio–Institutional Class(d)	359,814	359,814

Total Money Market Funds (Cost $719,628)		719,628

TOTAL INVESTMENTS–99.6% (Cost $93,028,886)		112,086,320

OTHER ASSETS LESS LIABILITIES–0.4%		471,131

NET ASSETS–100.0%		$112,557,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on net assets
as of June 30, 2010

Information Technology	18.5%

Financials	16.1

Health Care	12.0

Consumer Staples	11.4

Energy	10.6

Industrials	10.3

Consumer Discretionary	10.1

Utilities	3.7

Materials	3.3

Telecommunication Services	3.0

Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $92,309,258)	$111,366,692

Investments in affiliated money market funds, at value and cost	719,628

Total investments, at value (Cost $93,028,886)	112,086,320

Receivable for:
Investments sold	1,700,173

Dividends	153,026

Fund shares sold	423,250

Other assets	8,384

Total assets	114,371,153

Liabilities:
Payable for:
Investments purchased	1,701,662

Fund shares reacquired	37,758

Variation margin	6,960

Accrued fees to affiliates	36,998

Accrued other operating expenses	24,990

Trustee deferred compensation and retirement plans	5,334

Total liabilities	1,813,702

Net assets applicable to shares outstanding	$112,557,451

Net assets consist of:
Shares of beneficial interest	$127,203,559

Undistributed net investment income	971,172

Undistributed net realized gain (loss)	(34,594,317)

Unrealized appreciation	18,977,037

$112,557,451

Net Assets:
Series I	$33,910,816

Series II	$78,646,635

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	3,659,820

Series II	8,528,465

Series I:
Net asset value and offering price per share	$9.27

Series II:
Net asset value and offering price per share	$9.22

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Dividends	$1,246,936

Dividends from affiliated money market funds	392

Interest	20

Total investment income	1,247,348

Expenses
Advisory fees	76,001

Administrative services fees	71,370

Custodian fees	5,195

Distribution fees — Series II	110,607

Transfer agent fees	250

Trustees’ and officers’ fees and benefits	9,940

Reports to shareholders	18,212

Professional services fees	16,928

Other	7,005

Total expenses	315,508

Less: Fees waived	(22,708)

Net expenses	292,800

Net investment income	954,548

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,290

Futures contracts	(23,187)

(20,897)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,894,437)

Futures contracts	(100,641)

(8,995,078)

Net realized and unrealized gain (loss)	(9,015,975)

Net increase (decrease) in net assets resulting from operations	$(8,061,427)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$954,548	2,206,337

Net realized gain (loss)	(20,897)	(1,087,362)

Change in net unrealized appreciation (depreciation)	(8,995,078)	26,688,201

Net increase (decrease) in net assets resulting from operations	(8,061,427)	27,807,176

Distributions to shareholders from net investment income:
Series I shares	(728,756)	(976,649)

Series II shares	(1,463,002)	(2,074,490)

Total distributions from net investment income	(2,191,758)	(3,051,139)

Net increase (decrease) from in net assets resulting from share transactions	(7,577,218)	(8,284,436)

Net increase (decrease) in net assets	(17,830,403)	16,471,601

Net Assets:
Beginning of year	130,387,854	113,916,253

End of year (Includes undistributed net investment income of $971,172 and $2,208,382, respectively)	$112,557,451	130,387,854

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Variable Investment Series S&P 500 Index Portfolio (the “Acquired Fund”), an investment portfolio of Morgan Stanley Variable Investment Series. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class X and Class Y shares received Series I and Series II shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class X and Class Y shares prior to the Reorganization are included with Series I and Series II shares, respectively, of the Fund throughout this report.
  The Fund’s primary investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. S&P 500 Index Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. S&P 500 Index Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 0.28% and Series II shares to 0.53% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  Prior to the Reorganization, MSIA had voluntarily agreed to cap operating expenses (except for brokerage and 12b-1 fees) by assuming the Acquired Fund’s “other expenses” and/or waiving the Acquired Fund’s advisory fees, and Morgan Stanley Services Company Inc. (the “MSSCI”) had agreed to waive the Acquired Fund’s administrative fees, to the extent such operating expenses exceed 0.40% of the average daily net assets of the Acquired Fund on an annualized basis.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the six months ended June 30, 2010, the Adviser and MSIA waived advisory fees of $22,290 and $418, respectively.

Invesco V.I. S&P 500 Index Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $24,401 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $42,859 to MSSCI.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $207 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $93,623 to Morgan Stanley Distributors Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class Y shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$112,086,320	$—	$—	$112,086,320

Futures*	(80,397)	—	—	(80,397)

Total Investments	$112,005,923	$—	$—	$112,005,923

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Invesco V.I. S&P 500 Index Fund

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Equity risk
Futures Contracts(a)	—	$(80,397)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Equity risk	$(23,187)

Change in Unrealized Appreciation (Depreciation)
Equity risk	$(100,641)

Total	$(123,828)

*	The average value of futures outstanding during the period was $1,279,911.

Open Futures Contracts at Period-End
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

S&P 500 E-MINI	25	September-2010/Long	$1,283,250	$(100,609)

S&P 500 E-MINI	9	September-2010/Short	461,970	20,212

Total				$(80,397)

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. S&P 500 Index Fund

  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$9,169,000

December 31, 2012	3,450,000

December 31, 2013	9,726,000

December 31, 2014	5,449,000

December 31, 2017	1,185,000

Total capital loss carryforward	$28,979,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $4,466,203 and $13,396,545, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,276,630

Aggregate unrealized (depreciation) of investment securities	(14,594,762)

Net unrealized appreciation of investment securities	$13,681,868

Cost of investments for tax purposes is $98,404,452.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Series I Shares
Sold	63,282	$650,867	227,397	$1,896,482

Reinvestment of dividends and distributions	73,537	728,755	117,952	976,649

Redeemed	(310,101)	(3,145,664)	(600,690)	(5,068,610)

Net increase (decrease) — Series I	(173,282)	(1,766,042)	(255,341)	(2,195,479)

Series II Shares
Sold	71,410	676,753	584,015	5,084,799

Reinvestment of dividends and distributions	148,378	1,463,002	251,759	2,074,490

Redeemed	(768,084)	(7,950,931)	(1,515,796)	(13,248,246)

Net increase (decrease) — Series II	(548,296)	(5,811,176)	(680,022)	(6,088,957)

Net increase (decrease) in share activity	(721,578)	$(7,577,218)	(935,363)	$(8,284,436)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. S&P 500 Index Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months
	ended June 30,		Year ended December 31,
	2010		2009		2008		2007	2006	2005

Series I
Selected Per Share Data:
Net asset value, beginning of period	$10.14		$8.27		$13.46		$13.02	$11.46	$11.14

Income (loss) from investment operations:
Net investment income(a)	0.09		0.18		0.23		0.23	0.20	0.18

Net realized and unrealized gain (loss)	(0.76)		1.94		(5.14)		0.45	1.56	0.33

Total income (loss) from investment operations	(0.67)		2.12		(4.91)		0.68	1.76	0.51

Less dividends from net investment income	(0.20)		(0.25)		(0.28)		(0.24)	(0.20)	(0.19)

Net asset value, end of period	$9.27		$10.14		$8.27		$13.46	$13.02	$11.46

Total return(b)	(6.75)%		26.34%		(37.07)%		5.23%	15.56%	4.64%

Net assets, end of period, (000’s omitted)	$33,911		$38,873		$33,801		$66,275	$84,545	$103,899

Ratios to Average Net Assets:
Total expenses:
With fee waivers and/or expense reimbursements	0.28	%(c)	0.28	%(d)	0.30	%(d)	0.27%	0.28%	0.28%

Without fee waivers and/or expense reimbursements	0.32	%(c)	0.28	%(d)	0.30	%(d)	0.27%	0.28%	0.28%

Net investment income	1.69	%(c)	2.09	%(d)	2.01	%(d)	1.71%	1.67%	1.59%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental Data:
Portfolio turnover rate(f)	4%		5%		14%		3%	4%	5%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $38,499.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. S&P 500 Index Fund

NOTE 10—Financial Highlights—(continued)

	Six months
	ended June 30,		Year ended December 31,
	2010		2009		2008		2007	2006	2005

Series II Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.08		$8.21		$13.36		$12.92	$11.38	$11.06

Income (loss) from investment operations:
Net investment income(a)	0.07		0.16		0.20		0.20	0.17	0.15

Net realized and unrealized gain (loss)	(0.76)		1.93		(5.11)		0.45	1.54	0.33

Total income (loss) from investment operations	(0.69)		2.09		(4.91)		0.65	1.71	0.48

Less dividends from net investment income	(0.17)		(0.22)		(0.24)		(0.21)	(0.17)	(0.16)

Net asset value, end of period	$9.22		$10.08		$8.21		$13.36	$12.92	$11.38

Total return(b)	(6.92)%		26.06%		(37.27)%		5.00%	15.21%	4.43%

Net assets, end of period, (000’s omitted)	$78,647		$91,515		$80,115		$152,984	$176,883	$172,544

Ratios to Average Net Assets:
Total expenses:
With fee waivers and/or expense reimbursements	0.53	%(c)	0.53	%(d)	0.55	%(d)	0.52%	0.53%	0.53%

Without fee waivers and/or expense reimbursements	0.57	%(c)	0.53	%(d)	0.55	%(d)	0.52%	0.53%	0.53%

Net investment income	1.44	%(c)	1.84	%(d)	1.76	%(d)	1.46%	1.42%	1.34%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental Data:
Portfolio turnover rate(f)	4%		5%		14%		3%	4%	5%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $89,219.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco V.I. S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio[2]
Series I	$1,000.00	$932.50	$1.34	$1,023.41	$1.40	0.28%

Series II	1,000.00	930.80	2.54	1,022.17	2.66	0.53

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. S&P 500 Index Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco V.I. S&P 500 Index Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco

Invesco V.I. S&P 500 Index Fund

Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. S&P 500 Index Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Variable Investment Series — S&P 500 Index Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	11,445,667	446,098	823,509	0

Invesco V.I. S&P 500 Index Fund

    Invesco V.I. Select Dimensions Funds
    Semiannual Report to Shareholders ■ June 30, 2010

     Invesco V.I. Select Dimensions Balanced Fund
     Invesco V.I. Select Dimensions Dividend Growth Fund
     Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website,invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VISDCOMBO-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco V.I. Select Dimensions Balanced Fund

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.08%

Series II Shares	-4.19

Russell 1000 Value Index▼ (Broad Market Index)	-5.12

Barclays Capital U.S. Government/Credit Index▼ (Style-Specific Index)	5.49

▼Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Barclays Capital U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns As of 6/30/10

Series I Shares
Inception (11/9/94)	6.78%

10 Years	4.28

5 Years	1.85

1 Year	14.44

Series II Shares

Inception (7/24/00)	3.77%

5 Years	1.58

1 Year	14.11

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Balanced Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Select Dimensions Balanced Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.82% and 1.07%, respectively. 1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.12% and 1.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Select Dimensions Balanced Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. Select Dimensions Funds

Fund Performance

Performance summary — Invesco V.I. Select Dimensions Dividend Growth Fund

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-7.01%

Series II Shares	-7.13

S&P 500 Index▼ (Broad Market/Style-Specific Index)	-6.64

▼Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (11/9/94)	6.53%

10 Years	1.10

5 Years	-1.87

1 Year	12.82

Series II Shares

Inception (7/24/00)	0.63%

5 Years	-2.12

1 Year	12.55

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Dividend Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Select Dimensions Dividend Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.72% and 0.97%, respectively. 1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.95% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Select Dimensions Dividend Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. Select Dimensions Funds

Fund Performance

Performance summary – Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-3.59%

Series II Shares	-3.73

S&P 500 Equal Weight Index▼ (Broad Market/Style-Specific Index)	-3.43

▼Invesco, Bloomberg L.P.

The S&P 500 Equal Weight Index is the equally weighted version of the S&P 500® Index.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (11/9/94)	8.73%

10 Years	4.67

5 Years	1.12

1 Year	24.29

Series II Shares

Inception (7/24/00)	4.26%

5 Years	0.86

1 Year	24.06

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.37% and 0.62%, respectively. 1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.60% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Invesco V.I. Select Dimensions Funds

Schedule of Investments(a)

June 30, 2010
(Unaudited)

Invesco V.I. Select Dimensions Balanced Fund

	Shares	Value

Common Stocks & Other Equity Interests–64.4%
Aerospace & Defense–0.3%
General Dynamics Corp.	1,924	$112,669

Air Freight & Logistics–0.5%
FedEx Corp.	2,405	168,614

Apparel Retail–0.6%
Gap, Inc. (The)	11,733	228,324

Asset Management & Custody Banks–0.9%
Janus Capital Group, Inc.	12,519	111,169

State Street Corp.	6,636	224,429

		335,598

Automobile Manufacturers–0.4%
Ford Motor Co.(b)	14,235	143,489

Biotechnology–0.8%
Genzyme Corp.(b)	5,927	300,914

Cable & Satellite–1.9%
Comcast Corp. (Class A)	23,500	408,195

Time Warner Cable, Inc.	5,909	307,741

		715,936

Communications Equipment–0.9%
Cisco Systems, Inc.(b)	16,128	343,688

Computer Hardware–1.9%
Dell, Inc.(b)	21,741	262,197

Hewlett-Packard Co.	10,444	452,016

		714,213

Consumer Electronics–0.7%
Sony Corp. (ADR) (Japan)	9,516	253,887

Data Processing & Outsourced Services–0.6%
Western Union Co. (The)	14,656	218,521

Diversified Banks–1.2%
US Bancorp	7,105	158,797

Wells Fargo & Co.	10,579	270,822

		429,619

Diversified Chemicals–1.1%
Dow Chemical Co. (The)	10,676	253,235

PPG Industries, Inc.	2,886	174,343

		427,578

Diversified Consumer Services–0.4%
Cintas Corp.	5,579	133,729

Diversified Metals & Mining–0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,501	147,884

Drug Retail–0.5%
Walgreen Co.	7,553	201,665

Electric Utilities–2.8%
American Electric Power Co., Inc.	16,263	525,295

Edison International	3,462	109,815

Entergy Corp.	2,683	192,156

FirstEnergy Corp.	5,780	203,629

		1,030,895

Food Distributors–0.8%
Sysco Corp.	9,906	283,014

Health Care Distributors–0.5%
Cardinal Health, Inc.	5,097	171,310

Health Care Equipment–0.9%
Covidien PLC (Ireland)	7,878	316,538

Home Improvement Retail–1.1%
Home Depot, Inc.	14,509	407,268

Human Resource & Employment Services–0.7%
Manpower, Inc.	3,111	134,333

Robert Half International, Inc.	4,905	115,513

		249,846

Hypermarkets & Super Centers–1.2%
Wal-Mart Stores, Inc.	9,054	435,226

Industrial Conglomerates–3.9%
General Electric Co.	55,702	803,223

Siemens AG (ADR) (Germany)	2,982	266,978

Tyco International Ltd. (Luxembourg)	10,389	366,005

		1,436,206

Industrial Machinery–1.3%
Dover Corp.	6,331	264,572

Ingersoll-Rand PLC (Ireland)	6,792	234,256

		498,828

Insurance Brokers–2.1%
Marsh & McLennan Cos., Inc.	35,037	790,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

	Shares	Value

Integrated Oil & Gas–4.9%
ConocoPhillips	5,480	$269,013

Exxon Mobil Corp.	4,251	242,605

Hess Corp.	5,132	258,345

Occidental Petroleum Corp.	7,607	586,880

Royal Dutch Shell PLC (ADR) (Netherlands)	8,869	445,401

		1,802,244

Integrated Telecommunication Services–0.6%
Verizon Communications, Inc.	8,493	237,974

Internet Software & Services–2.2%
eBay, Inc.(b)	28,180	552,610

Yahoo!, Inc.(b)	18,407	254,569

		807,179

Investment Banking & Brokerage–0.9%
Charles Schwab Corp. (The)	23,662	335,527

IT Consulting & Other Services–0.6%
Amdocs Ltd.(b)	8,722	234,186

Life & Health Insurance–0.4%
Principal Financial Group, Inc.	7,128	167,080

Managed Health Care–0.9%
UnitedHealth Group, Inc.	12,250	347,900

Motorcycle Manufacturers–0.3%
Harley-Davidson, Inc.	5,581	124,066

Movies & Entertainment–3.1%
Time Warner, Inc.	15,917	460,160

Viacom, Inc. (Class B)	22,561	707,739

		1,167,899

Office Services & Supplies–0.4%
Avery Dennison Corp.	4,521	145,260

Oil & Gas Equipment & Services–0.8%
Schlumberger Ltd. (Netherlands Antilles)	5,385	298,006

Oil & Gas Exploration & Production–1.7%
Anadarko Petroleum Corp.	7,318	264,107

Devon Energy Corp.	3,944	240,268

Noble Energy, Inc.	1,951	117,704

		622,079

Other Diversified Financial Services–5.5%
Bank of America Corp.	41,953	602,865

Citigroup, Inc.(b)	66,357	249,502

JPMorgan Chase & Co.	32,400	1,186,164

		2,038,531

Packaged Foods & Meats–1.9%
Kraft Foods, Inc. (Class A)	19,331	541,268

Unilever N.V. (NY Registered Shares) (Netherlands)	6,603	180,394

		721,662

Personal Products–0.7%
Avon Products, Inc.	9,385	248,702

Pharmaceuticals–5.2%
Abbott Laboratories	4,010	187,588

Bayer AG (ADR) (Germany)	4,670	262,562

Bristol-Myers Squibb Co.	18,648	465,081

Merck & Co., Inc.	11,563	404,358

Pfizer, Inc.	23,755	338,746

Roche Holding AG (ADR) (Switzerland)	7,515	259,769

		1,918,104

Property & Casualty Insurance–0.8%
Chubb Corp.	5,740	287,057

Regional Banks–2.5%
BB&T Corp.	8,175	215,084

Fifth Third Bancorp	14,715	180,847

PNC Financial Services Group, Inc.	9,318	526,467

		922,398

Semiconductor Equipment–0.3%
Lam Research Corp.(b)	3,161	120,308

Semiconductors–0.8%
Intel Corp.	14,733	286,557

Soft Drinks–0.5%
Coca-Cola Co. (The)	3,856	193,263

Wireless Telecommunication Services–1.0%
Vodafone Group PLC (ADR) (United Kingdom)	18,149	375,140

Total Common Stocks & Other Equity Interests (Cost $26,219,874)		23,896,665

	Principal
	Amount
U.S. Treasury Securities–18.2%
U.S. Treasury Bills–0.1%
0.10%, 10/28/10(c)(d)	$15,000	14,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

U.S. Treasury Bonds–1.7%
4.25%, 05/15/39	$555,000	$586,826

4.625%, 02/15/40	50,000	56,203

		643,029

U.S. Treasury Notes–16.4%
0.875%, 02/29/12	500,000	502,695

1.00%, 04/30/12	400,000	403,031

1.375%, 09/15/12	1,700,000	1,726,297

1.50%, 12/31/13	500,000	504,141

2.375%, 10/31/14	2,170,000	2,238,490

2.50%, 03/31/15	275,000	284,969

2.625%, 07/31/14	100,000	104,500

3.625%, 08/15/19	265,000	280,155

3.625%, 02/15/20	46,000	48,595

		6,092,873

Total U.S. Treasury Securities (Cost $6,569,685)		6,750,895

Bonds & Notes–10.9%
Aerospace & Defense–0.1%
Systems 2001 Asset Trust, 6.664%, 09/15/13(e)	28,257	29,953

Agricultural Products–0.0%
Bunge Ltd. Finance Corp., 8.50%, 06/15/19	10,000	11,928

Airlines–0.1%
Delta Air Lines, Inc., 6.20%, 07/02/18	20,000	20,275

Automobile Manufacturers–0.1%
Daimler Finance North America LLC, 7.30%, 01/15/12	20,000	21,522

Nissan Motor Acceptance Corp., 4.50%, 01/30/15(e)	10,000	10,337

		31,859

Biotechnology–0.1%
Biogen Idec, Inc., 6.875%, 03/01/18	20,000	22,975

Brewers–0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14(e)	25,000	28,777

FBG Finance Ltd. (Australia), 5.125%, 06/15/15(e)	30,000	32,688

		61,465

Cable & Satellite–0.3%
Comcast Corp., 5.15%, 03/01/20	15,000	15,685

Comcast Corp., 5.70%, 05/15/18	45,000	49,411

Time Warner Cable, Inc., 6.75%, 06/15/39	10,000	11,053

Time Warner Cable, Inc., 8.25%, 04/01/19	10,000	12,319

Time Warner Cable, Inc., 8.75%, 02/14/19	15,000	18,909

		107,377

Communications Equipment–0.0%
Cisco Systems, Inc., 5.90%, 02/15/39	5,000	5,531

Construction Materials–0.0%
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(e)	15,000	16,229

Consumer Finance–0.5%
American Express Co., 8.125%, 05/20/19	20,000	24,810

American Express Credit Corp., (Series C), 7.30%, 08/20/13	35,000	39,739

Capital One Financial Corp., 6.75%, 09/15/17	50,000	57,292

HSBC Finance Corp., 6.375%, 10/15/11	25,000	26,270

HSBC Finance Corp., 6.75%, 05/15/11	45,000	46,895

		195,006

Department Stores–0.1%
Kohl’s Corp., 6.875%, 12/15/37	25,000	30,107

Diversified Banks–1.0%
Abbey National Treasury Services PLC, 3.875%, 11/10/14(e)	100,000	99,801

Bank of Nova Scotia, 2.375%, 12/17/13	35,000	35,839

Barclays Bank PLC (United Kingdom), 6.75%, 05/22/19	25,000	27,886

Commonwealth Bank of Australia (Australia), 5.00%, 10/15/19(e)	35,000	36,562

Credit Suisse (Switzerland), 6.00%, 02/15/18	5,000	5,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Diversified Banks–(continued)

US Bancorp, 2.00%, 06/14/13	$50,000	$50,605

Wells Fargo & Co., 5.625%, 12/11/17	105,000	114,504

		370,403

Diversified Capital Markets–0.1%
Credit Suisse AG, 5.40%, 01/14/20	10,000	9,982

UBS AG (Switzerland), (MTN), 5.875%, 12/20/17	25,000	26,534

		36,516

Diversified Metals & Mining–0.2%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	5,000	5,511

Rio Tinto Finance USA Ltd. (Australia), 9.00%, 05/01/19	30,000	39,301

Southern Copper Corp., 5.375%, 04/16/20	5,000	5,047

Southern Copper Corp., 6.75%, 04/16/40	10,000	10,060

		59,919

Drug Retail–0.1%
CVS Pass-Through Trust, 6.036%, 12/10/28	41,160	42,933

Electric Utilities–1.0%
EDF SA, 4.60%, 01/27/20(e)	25,000	25,684

Enel Finance International SA, 5.125%, 10/07/19(e)	100,000	100,231

FirstEnergy Solutions Corp., 6.05%, 08/15/21	60,000	61,444

Iberdrola Finance Ireland Ltd. (Ireland), 3.80%, 09/11/14(e)	75,000	74,817

Ohio Power Co., (Series M), 5.375%, 10/01/21	50,000	54,013

PPL Energy Supply LLC, 6.30%, 07/15/13	20,000	22,212

Progress Energy, Inc., 7.05%, 03/15/19	35,000	41,589

		379,990

Electrical Components & Equipment–0.1%
Cooper US, Inc., 5.25%, 11/15/12	25,000	26,982

Electronic Components–0.1%
Amphenol Corp., 4.75%, 11/15/14	15,000	15,834

Corning, Inc., 7.25%, 08/15/36	5,000	5,945

		21,779

Environmental & Facilities Services–0.1%
Republic Services, Inc., 5.50%, 09/15/19(e)	25,000	27,043

Fertilizers & Agricultural Chemicals–0.1%
Mosaic Co. (The), 7.625%, 12/01/16(e)	30,000	32,925

Potash Corp. of Saskatchewan, Inc. (Canada), 5.875%, 12/01/36	5,000	5,383

		38,308

Food Retail–0.3%
Delhaize America, Inc., 9.00%, 04/15/31	10,000	13,563

Delhaize Group SA (Belgium), 5.875%, 02/01/14	15,000	16,761

WM Wrigley Jr Co, 1.912%, 06/28/11(e)(f)	65,000	65,203

		95,527

Gas Utilities–0.1%
QEP Resources Inc, 6.80%, 04/01/18	25,000	26,196

Health Care Services–0.1%
Medco Health Solutions, Inc., 7.125%, 03/15/18	30,000	35,885

Quest Diagnostics, Inc., 4.75%, 01/30/20	20,000	20,141

		56,026

Health Care Equipment–0.1%
CareFusion Corp., 4.125%, 08/01/12	35,000	36,651

Home Improvement Retail–0.1%
Home Depot, Inc., 5.875%, 12/16/36	25,000	25,565

Hypermarkets & Super Centers–0.0%
Wal-Mart Stores, Inc., 5.25%, 09/01/35	10,000	10,486

Wal-Mart Stores, Inc., 6.50%, 08/15/37	5,000	6,077

		16,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Industrial Conglomerates–0.5%
General Electric Capital Corp., 5.625%, 05/01/18	$35,000	$37,286

General Electric Capital Corp., (MTN), 5.875%, 01/14/38	15,000	14,696

General Electric Capital Corp., (Series G), 6.00%, 08/07/19	50,000	54,347

General Electric Co., 5.25%, 12/06/17	45,000	49,124

Koninklijke Philips Electronics N.V. (Netherlands), 5.75%, 03/11/18	25,000	28,253

		183,706

Integrated Oil & Gas–0.1%
Hess Corp., 6.00%, 01/15/40	25,000	25,955

Shell International Finance BV (Finland), 3.10%, 06/28/15	25,000	25,391

		51,346

Integrated Telecommunication Services–0.7%
AT&T Corp., 8.00%, 11/15/31	5,000	6,424

AT&T, Inc., 6.15%, 09/15/34	15,000	15,985

AT&T, Inc., 6.30%, 01/15/38	50,000	54,506

Deutsche Telekom International Finance BV (Netherlands), 8.75%, 06/15/30	15,000	19,368

NBC Universal, Inc., 5.15%, 04/30/20(e)	20,000	20,925

Telecom Italia Capital SA (Luxembourg), 6.999%, 06/04/18	35,000	37,361

Telecom Italia Capital SA (Luxembourg), 7.175%, 06/18/19	20,000	21,519

Telefonica Europe BV (Netherlands), 8.25%, 09/15/30	30,000	37,116

Verizon Communications, Inc., 6.35%, 04/01/19	25,000	29,159

Verizon Communications, Inc., 8.95%, 03/01/39	20,000	28,869

		271,232

Investment Banking & Brokerage–0.5%
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	55,000	64,013

Goldman Sachs Group, Inc. (The), 6.15%, 04/01/18	100,000	104,729

Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	20,000	19,720

		188,462

Life & Health Insurance–0.4%
Aegon N.V. (Netherlands), 4.625%, 12/01/15	25,000	25,907

MetLife, Inc., 7.717%, 02/15/19	10,000	11,869

Pacific LifeCorp, 6.00%, 02/10/20(e)	40,000	41,605

Principal Financial Group, Inc., 8.875%, 05/15/19	15,000	18,432

Prudential Financial, Inc., (MTN), 4.75%, 09/17/15	25,000	25,916

Prudential Financial, Inc., (MTN), 6.625%, 12/01/37	15,000	15,677

Prudential Financial, Inc., (Series D), 7.375%, 06/15/19	5,000	5,744

		145,150

Managed Health Care–0.1%
UnitedHealth Group, Inc., 6.00%, 02/15/18	25,000	28,042

Movies & Entertainment–0.2%
News America, Inc., 7.85%, 03/01/39	30,000	37,384

Time Warner, Inc., 5.875%, 11/15/16	10,000	11,267

Time Warner, Inc., 7.70%, 05/01/32	20,000	24,027

Vivendi SA (France), 6.625%, 04/04/18(e)	15,000	17,381

		90,059

Multi-Utilities–0.2%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	20,000	21,131

CenterPoint Energy Resources Corp., (Series B), 7.875%, 04/01/13	10,000	11,493

NiSource Finance Corp., 6.80%, 01/15/19	25,000	28,196

		60,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Office Electronics–0.0%
Xerox Corp., 5.625%, 12/15/19	$5,000	$5,346

Xerox Corp., 6.35%, 05/15/18	10,000	11,128

		16,474

Office REIT’s–0.2%
Boston Properties LP, 5.875%, 10/15/19	25,000	26,860

Digital Realty Trust LP, 4.50%, 07/15/15	30,000	29,909

		56,769

Oil & Gas Equipment & Services–0.1%
Weatherford International Ltd. (Switzerland), 9.625%, 03/01/19	30,000	36,339

Oil & Gas Exploration & Production–0.1%
Petrobras International Finance Co. (Cayman Islands), 5.75%, 01/20/20	20,000	20,120

Oil & Gas Storage & Transportation–0.4%
Energy Transfer Partners LP, 8.50%, 04/15/14	25,000	28,997

Enterprise Products Operating LLC, 5.25%, 01/31/20	15,000	15,559

Enterprise Products Operating LLC, (Series N), 6.50%, 01/31/19	25,000	27,926

Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 05/15/36	20,000	20,136

Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 05/01/19	20,000	24,002

Texas Eastern Transmission LP, 7.00%, 07/15/32	20,000	23,919

		140,539

Other Diversified Financial Services–1.1%
Bank of America Corp., 5.75%, 12/01/17	110,000	114,965

Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	5,000	5,616

Citigroup Inc, 5.875%, 05/29/37	25,000	23,526

Citigroup Inc, 6.125%, 11/21/17	35,000	36,782

Citigroup Inc, 6.125%, 05/15/18	25,000	26,255

Citigroup Inc, 8.50%, 05/22/19	40,000	47,728

ERAC USA Finance LLC, 2.75%, 07/01/13(e)	20,000	20,121

General Electric Capital Corp., 5.50%, 01/08/20	15,000	15,902

JPMorgan Chase & Co., 4.95%, 03/25/20	20,000	20,766

JPMorgan Chase & Co., 6.00%, 01/15/18	25,000	27,666

Merrill Lynch & Co., Inc., (MTN), 6.875%, 04/25/18	40,000	42,837

Xlliac Global Funding, 4.80%, 08/10/10(e)	35,000	35,010

		417,174

Packaged Foods & Meats–0.3%
ConAgra Foods, Inc., 7.00%, 10/01/28	20,000	23,744

ConAgra Foods, Inc., 8.25%, 09/15/30	10,000	13,092

Kraft Foods, Inc., 5.375%, 02/10/20	15,000	16,074

Kraft Foods, Inc., 6.875%, 01/26/39	20,000	23,506

Kraft Foods, Inc., 7.00%, 08/11/37	30,000	35,523

		111,939

Paper Packaging–0.0%
Sealed Air Corp., 7.875%, 06/15/17(e)	10,000	10,464

Property & Casualty Insurance–0.0%
Allstate Corp. (The), 7.45%, 05/16/19	15,000	17,702

Railroads–0.0%
CSX Corp., 6.15%, 05/01/37	5,000	5,467

Union Pacific Corp., 6.125%, 02/15/20	5,000	5,792

		11,259

Real Estate Management & Development–0.1%
Brookfield Asset Management, Inc. (Canada), 5.80%, 04/25/17	10,000	10,129

Brookfield Asset Management, Inc. (Canada), 7.125%, 06/15/12	10,000	10,745

		20,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Regional Banks–0.1%
PNC Funding Corp., 5.125%, 02/08/20	$30,000	$31,330

PNC Funding Corp., 6.70%, 06/10/19	20,000	23,020

		54,350

Reinsurance–0.1%
Platinum Underwriters Finance, Inc., (Series B), 7.50%, 06/01/17	15,000	15,961

Reinsurance Group of America, Inc., 6.45%, 11/15/19	25,000	26,705

		42,666

Residential REIT’s–0.1%
AvalonBay Communities, Inc., (MTN), 6.10%, 03/15/20	25,000	27,779

Restaurants–0.1%
Yum! Brands, Inc., 5.30%, 09/15/19	20,000	21,569

Yum! Brands, Inc., 6.25%, 03/15/18	10,000	11,462

		33,031

Retail REIT’s–0.1%
Simon Property Group LP, 5.65%, 02/01/20	10,000	10,615

Simon Property Group LP, 6.75%, 05/15/14	15,000	16,755

WEA Finance LLC/WT Finance Aust Pty Ltd., 6.75%, 09/02/19(e)	25,000	27,778

		55,148

Semiconductor Equipment–0.0%
KLA-Tencor Corp., 6.90%, 05/01/18	15,000	16,856

Specialized Finance–0.1%
NASDAQ OMX Group, Inc. (The), 5.55%, 01/15/20	25,000	25,619

Steel–0.2%
ArcelorMittal (Luxembourg), 9.85%, 06/01/19	36,000	45,035

Vale Overseas Ltd. (Cayman Islands), 5.625%, 09/15/19	25,000	26,503

		71,538

Tobacco–0.1%
BAT International Finance PLC (United Kingdom), 9.50%, 11/15/18(e)	15,000	19,724

Philip Morris International, Inc., 5.65%, 05/16/18	25,000	27,456

		47,180

Trucking–0.0%
Ryder System, Inc., (MTN), 7.20%, 09/01/15	10,000	11,640

Total Bonds & Notes (Cost $3,793,612)		4,057,383

U.S. Government Agency Obligations–3.9%
Diversified Banks–FDIC Guaranteed–0.1%
GMAC, Inc., 2.20%, 12/19/12	50,000	51,473

Federal Home Loan Mortgage Corp. (FHLMC)–1.2%
Federal Home Loan Mortgage Corp., 3.00%, 07/28/14	120,000	126,408

Federal Home Loan Mortgage Corp., 5.50%, 08/23/17	140,000	164,627

Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	100,000	132,681

		423,716

Federal National Mortgage Association (FNMA)–0.5%
Federal National Mortgage Assoc., 4.375%, 10/15/15	180,000	199,467

Industrial Conglomerates–FDIC Guaranteed–1.1%
General Electric Capital Corp., 2.20%, 06/08/12	80,000	82,163

General Electric Capital Corp. (Series G), 2.625%, 12/28/12	300,000	312,036

		394,199

Other Diversified Financial Services–FDIC Guaranteed–1.0%
Citigroup Funding, Inc., 2.25%, 12/10/12	360,000	371,198

Total U.S. Government Agency Obligations (Cost $1,378,784)		1,440,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Foreign Government Obligations–0.4%
Brazilian Government International Bond (Brazil), 6.00%, 01/17/17	$100,000	$110,350

Peruvian Government International Bond (Peru), 7.125%, 03/30/19	10,000	11,875

Republic of Italy (Italy), 6.875%, 09/27/23	30,000	34,253

Total Foreign Government Obligations (Cost $145,358)		156,478

	Shares
Money Market Funds–1.9%
Liquid Assets Portfolio–Institutional Class(g)	344,280	344,280

Premier Portfolio–Institutional Class(g)	344,280	344,280

Total Money Market Funds (Cost $688,560)		688,560

TOTAL INVESTMENTS (Cost $38,795,873)–99.7%		36,990,034

OTHER ASSETS IN EXCESS OF LIABILITIES–0.3%		116,250

NET ASSETS–100.0%		$37,106,284

Investment Abbreviations:

ADR	– American Depositary Receipt.
FDIC	– Federal Deposit Insurance Corporation.
MTN	– Medium Term Note.
REIT	– Real Estate Investment Trust.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $773,258 which represented 2.08% of the Fund’s Net Assets.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments
as of June 30, 2010

Common Stocks & Other Equity Interests	64.6%

U.S. Treasury Securities	18.3

Bonds & Notes	11.0

U.S. Government Sponsored Agency Obligations	3.9

Foreign Government Obligations	0.4

Money Market Funds	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Schedule of Investments(a)

June 30, 2010
(Unaudited)

Invesco V.I. Select Dimensions Dividend Growth Fund

	Shares	Value

Common Stocks & Other Equity Interests–92.1%
Aerospace & Defense–4.2%
General Dynamics Corp.	15,197	$889,936

Raytheon Co.	18,200	880,698

United Technologies Corp.	26,739	1,735,629

		3,506,263

Apparel Retail–1.5%
Ross Stores, Inc.	23,930	1,275,230

Apparel, Accessories & Luxury Goods–2.7%
Guess?, Inc.	36,290	1,133,699

VF Corp.	16,349	1,163,722

		2,297,421

Asset Management & Custody Banks–1.0%
Federated Investors, Inc. (Class B)	41,356	856,483

Auto Parts & Equipment–1.3%
Johnson Controls, Inc.	41,860	1,124,778

Brewers–1.2%
Heineken N.V. (Netherlands)	23,460	994,457

Building Products–1.0%
Masco Corp.	79,472	855,119

Casinos & Gaming–1.0%
International Game Technology	52,139	818,582

Communications Equipment–1.3%
Corning, Inc.	66,730	1,077,690

Computer & Electronics Retail–1.6%
Best Buy Co., Inc.	39,700	1,344,242

Computer Hardware–4.9%
Apple, Inc.(b)(c)	3,248	816,969

Hewlett-Packard Co.	37,920	1,641,178

International Business Machines Corp.	13,347	1,648,088

		4,106,235

Construction & Farm Machinery & Heavy Trucks–1.5%
Caterpillar, Inc.	20,460	1,229,032

Consumer Finance–3.1%
American Express Co.	38,270	1,519,319

Capital One Financial Corp.	26,561	1,070,408

		2,589,727

Data Processing & Outsourced Services–2.6%
Automatic Data Processing, Inc.	27,994	1,127,038

Computer Sciences Corp.	23,360	1,057,040

		2,184,078

Electric Utilities–1.0%
Entergy Corp.	11,956	856,289

Food Distributors–1.2%
Sysco Corp.	35,036	1,000,979

Gas Utilities–1.5%
Questar Corp.	28,300	1,287,367

General Merchandise Stores–1.9%
Target Corp.	32,220	1,584,257

Health Care Equipment–1.0%
Stryker Corp.	17,407	871,394

Household Appliances–2.3%
Snap-On, Inc.	18,313	749,185

Whirlpool Corp.(c)	13,330	1,170,640

		1,919,825

Household Products–3.5%
Kimberly-Clark Corp.	36,371	2,205,174

Procter & Gamble Co. (The)	11,582	694,688

		2,899,862

Industrial Machinery–1.2%
Pentair, Inc.	32,206	1,037,033

Insurance Brokers–1.2%
Marsh & McLennan Cos., Inc.	45,771	1,032,136

Integrated Oil & Gas–5.5%
Chevron Corp.	26,230	1,779,968

Exxon Mobil Corp.	25,281	1,442,787

Marathon Oil Corp.	43,370	1,348,373

		4,571,128

Integrated Telecommunication Services–1.7%
AT&T, Inc.	58,046	1,404,133

Leisure Products–1.9%
Mattel, Inc.	75,980	1,607,737

Life & Health Insurance–1.7%
MetLife, Inc.	37,292	1,408,146

Multi-Utilities–3.2%
DTE Energy Co.	26,800	1,222,348

Public Service Enterprise Group, Inc.	45,640	1,429,901

		2,652,249

Office Services & Supplies–1.1%
Pitney Bowes, Inc.	41,400	909,144

Oil & Gas Equipment & Services–1.1%
Baker Hughes, Inc.	21,051	875,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Dividend Growth Fund

	Shares	Value

Other Diversified Financial Services–1.6%
JPMorgan Chase & Co.	36,280	$1,328,211

Paper Products–1.7%
International Paper Co.	63,470	1,436,326

Pharmaceuticals–7.8%
Bristol-Myers Squibb Co.	44,813	1,117,636

Johnson & Johnson	21,993	1,298,906

Merck & Co., Inc.	64,180	2,244,375

Pfizer, Inc.	132,131	1,884,188

		6,545,105

Property & Casualty Insurance–3.0%
ACE Ltd. (Switzerland)	20,860	1,073,873

Travelers Cos., Inc. (The)	29,030	1,429,727

		2,503,600

Railroads–2.2%
CSX Corp.	36,540	1,813,480

Regional Banks–1.2%
SunTrust Banks, Inc.	43,029	1,002,576

Semiconductors–2.4%
Intel Corp.	103,210	2,007,435

Soft Drinks–1.2%
Coca-Cola Co. (The)	20,244	1,014,629

Specialty Chemicals–1.8%
Lubrizol Corp. (The)	18,670	1,499,388

Systems Software–3.8%
Microsoft Corp.	102,073	2,348,700

Oracle Corp.	40,590	871,061

		3,219,761

Thrifts & Mortgage Finance–1.1%
Hudson City Bancorp, Inc.	73,625	901,170

Tobacco–4.4%
Altria Group, Inc.	69,659	1,395,966

Philip Morris International, Inc.	50,179	2,300,206

		3,696,172

Total Common Stocks & Other Equity Interests (Cost $79,253,385)		77,143,959

Money Market Funds–1.6%
Liquid Assets Portfolio–Institutional Class(d)	654,015	654,015

Premier Portfolio–Institutional Class(d)	654,015	654,015

Total Money Market Funds (Cost $1,308,030)		1,308,030

TOTAL INVESTMENTS (Cost $80,561,415)–93.7%		78,451,989

OTHER ASSETS IN EXCESS OF LIABILITIES–6.3%		5,304,363

NET ASSETS–100.0%		$83,756,352

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See Note 1L and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Information Technology	15.0%

Financials	13.9

Consumer Discretionary	13.4

Industrials	12.1

Consumer Staples	11.5

Health Care	8.8

Energy	6.5

Utilities	5.7

Materials	3.5

Telecommunication Services	1.7

Money Market Funds Plus Other Assets Less Liabilities	7.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Schedule of Investments(a)

June 30, 2010
(Unaudited)

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Common Stocks & Other Equity Interests–99.7%
Advertising–0.4%
Interpublic Group of Cos., Inc.(b)	23,161	$165,138

Omnicom Group, Inc.	5,083	174,347

		339,485

Aerospace & Defense–2.4%
Boeing Co. (The)	2,834	177,833

General Dynamics Corp.	2,879	168,594

Goodrich Corp.	2,697	178,676

Honeywell International, Inc.	4,489	175,206

ITT Corp.	3,974	178,512

L-3 Communications Holdings, Inc.	2,360	167,182

Lockheed Martin Corp.	2,387	177,832

Northrop Grumman Corp.	3,103	168,927

Precision Castparts Corp.	1,678	172,700

Raytheon Co.	3,617	175,027

Rockwell Collins, Inc.	3,289	174,745

United Technologies Corp.	2,784	180,709

		2,095,943

Agricultural Products–0.2%
Archer-Daniels-Midland Co.(c)	7,086	182,961

Air Freight & Logistics–0.8%
C.H. Robinson Worldwide, Inc.	3,261	181,507

Expeditors International of Washington, Inc.	4,989	172,170

FedEx Corp.	2,447	171,559

United Parcel Service, Inc. (Class B)	3,094	176,018

		701,254

Airlines–0.2%
Southwest Airlines Co.	15,717	174,616

Aluminum–0.2%
Alcoa, Inc.	17,344	174,481

Apparel Retail–1.2%
Abercrombie & Fitch Co. (Class A)	5,453	167,353

Gap, Inc. (The)	9,072	176,541

Limited Brands, Inc.	7,814	172,455

Ross Stores, Inc.	3,361	179,108

TJX Cos., Inc.	4,192	175,854

Urban Outfitters, Inc.(b)	5,274	181,373

		1,052,684

Apparel, Accessories & Luxury Goods–0.6%
Coach, Inc.	4,469	163,342

Polo Ralph Lauren Corp.	2,394	174,666

VF Corp.	2,433	173,181

		511,189

Application Software–1.1%
Adobe Systems, Inc.(b)	5,748	151,920

Autodesk, Inc.(b)	6,618	161,214

Citrix Systems, Inc.(b)	4,180	176,521

Compuware Corp.(b)	22,226	177,364

Intuit, Inc.(b)	5,131	178,405

Salesforce.com, Inc.(b)	2,012	172,670

		1,018,094

Asset Management & Custody Banks–2.0%
Ameriprise Financial, Inc.	4,846	175,086

Bank of New York Mellon Corp. (The)	7,248	178,953

Federated Investors, Inc. (Class B)	8,699	180,156

Franklin Resources, Inc.	2,064	177,896

Invesco Ltd.	10,018	168,603

Janus Capital Group, Inc.	18,855	167,432

Legg Mason, Inc.	6,021	168,769

Northern Trust Corp.	3,831	178,908

State Street Corp.	5,179	175,154

T. Rowe Price Group, Inc.	3,905	173,343

		1,744,300

Auto Parts & Equipment–0.2%
Johnson Controls, Inc.	6,674	179,330

Automobile Manufacturers–0.2%
Ford Motor Co.(b)	16,814	169,485

Automotive Retail–0.6%
AutoNation, Inc.(b)	9,097	177,391

AutoZone, Inc.(b)	986	190,515

O’Reilly Automotive, Inc.(b)	3,859	183,534

		551,440

Biotechnology–1.2%
Amgen, Inc.(b)	3,496	183,889

Biogen Idec, Inc.(b)	3,864	183,347

Celgene Corp.(b)	3,480	176,854

Cephalon, Inc.(b)	3,217	182,565

Genzyme Corp.(b)	3,648	185,209

Gilead Sciences, Inc.(b)	5,353	183,501

		1,095,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Brewers–0.2%
Molson Coors Brewing Co. (Class B)	4,318	$182,910

Broadcasting–0.4%
CBS Corp. (Class B)	12,906	166,874

Discovery Communications, Inc. (Class A)(b)	4,908	175,265

		342,139

Building Products–0.2%
Masco Corp.	15,641	168,297

Cable & Satellite–0.8%
Comcast Corp. (Class A)	10,409	180,804

DirecTV (Class A)(b)	5,147	174,586

Scripps Networks Interactive, Inc. (Class A)	4,251	171,485

Time Warner Cable, Inc.	3,492	181,864

		708,739

Casinos & Gaming–0.4%
International Game Technology	10,500	164,850

Wynn Resorts Ltd.	2,265	172,752

		337,602

Coal & Consumable Fuels–0.6%
Consol Energy, Inc.	4,926	166,302

Massey Energy Co.	6,155	168,339

Peabody Energy Corp.	4,670	182,737

		517,378

Commercial Printing–0.2%
RR Donnelley & Sons Co.	10,587	173,309

Communications Equipment–1.5%
Cisco Systems, Inc.(b)	8,203	174,806

Corning, Inc.	10,569	170,689

Harris Corp.	3,973	165,475

JDS Uniphase Corp.(b)	16,583	163,177

Juniper Networks, Inc.(b)	7,556	172,428

Motorola, Inc.(b)	26,542	173,054

QUALCOMM, Inc.	5,398	177,270

Tellabs, Inc.	27,646	176,658

		1,373,557

Computer & Electronics Retail–0.6%
Best Buy Co., Inc.	5,093	172,449

GameStop Corp. (Class A)(b)	10,030	188,464

RadioShack Corp.	8,730	170,322

		531,235

Computer Hardware–1.0%
Apple, Inc.(b)	702	176,574

Dell, Inc.(b)	13,693	165,138

Hewlett-Packard Co.	4,016	173,812

International Business Machines Corp.	1,480	182,750

Teradata Corp.(b)	5,670	172,822

		871,096

Computer Storage & Peripherals–1.2%
EMC Corp.(b)	9,958	182,231

Lexmark International, Inc.(b)	5,036	166,339

NetApp, Inc.(b)	4,674	174,387

QLogic Corp.(b)	10,657	177,119

SanDisk Corp.(b)	3,931	165,377

Western Digital Corp.(b)	5,503	165,971

		1,031,424

Construction & Engineering–0.6%
Fluor Corp.	4,146	176,205

Jacobs Engineering Group, Inc.(b)	4,621	168,389

Quanta Services, Inc.(b)	8,433	174,142

		518,736

Construction & Farm Machinery & Heavy Trucks–0.8%
Caterpillar, Inc.	2,925	175,705

Cummins, Inc.	2,592	168,817

Deere & Co.	3,250	180,960

PACCAR, Inc.	4,414	175,986

		701,468

Construction Materials–0.2%
Vulcan Materials Co.	4,054	177,687

Consumer Electronics–0.2%
Harman International Industries, Inc.(b)	5,634	168,400

Consumer Finance–0.8%
American Express Co.	4,584	181,985

Capital One Financial Corp.	4,519	182,116

Discover Financial Services	13,763	192,407

SLM Corp.(b)	16,165	167,954

		724,462

Data Processing & Outsourced Services–1.8%
Automatic Data Processing, Inc.	4,548	183,103

Computer Sciences Corp.	3,813	172,538

Fidelity National Information Services, Inc.	7,011	188,035

Fiserv, Inc.(b)	3,942	179,992

Mastercard, Inc. (Class A)	899	179,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Data Processing & Outsourced Services–(continued)

Paychex, Inc.	6,801	$176,622

Total System Services, Inc.	12,976	176,474

Visa, Inc. (Class A)	2,500	176,875

Western Union Co. (The)	11,895	177,354

		1,610,370

Department Stores–0.9%
JC Penney Co., Inc.	7,365	158,200

Kohl’s Corp.(b)	3,655	173,613

Macy’s, Inc.	8,979	160,724

Nordstrom, Inc.	4,984	160,435

Sears Holdings Corp.(b)	2,539	164,146

		817,118

Distillers & Vintners–0.4%
Brown-Forman Corp. (Class B)	3,239	185,368

Constellation Brands, Inc.(b)	11,822	184,660

		370,028

Distributors–0.2%
Genuine Parts Co.	4,623	182,377

Diversified REIT’s–0.2%
Vornado Realty Trust	2,426	176,977

Diversified Banks–0.6%
Comerica, Inc.	4,891	180,136

US Bancorp	8,175	182,711

Wells Fargo & Co.	6,864	175,718

		538,565

Diversified Chemicals–1.0%
Dow Chemical Co. (The)	7,136	169,266

Eastman Chemical Co.	3,074	164,029

EI Du Pont de Nemours & Co.	5,023	173,746

FMC Corp.	3,085	177,171

PPG Industries, Inc.	2,888	174,464

		858,676

Diversified Metals & Mining–0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,923	172,837

Titanium Metals Corp.(b)	9,634	169,462

		342,299

Diversified Support Services–0.4%
Cintas Corp.	7,383	176,971

Iron Mountain, Inc.	7,916	177,793

		354,764

Drug Retail–0.4%
CVS Caremark Corp.	5,941	174,190

Walgreen Co.	6,403	170,960

		345,150

Education Services–0.4%
Apollo Group, Inc. (Class A)(b)	3,982	169,116

DeVry, Inc.	3,366	176,681

		345,797

Electric Utilities–2.9%
Allegheny Energy, Inc.	8,647	178,820

American Electric Power Co., Inc.	5,657	182,721

Duke Energy Corp.	11,580	185,280

Edison International	5,609	177,917

Entergy Corp.	2,466	176,615

Exelon Corp.	4,672	177,396

FirstEnergy Corp.	5,008	176,432

NextEra Energy, Inc.	3,668	178,852

Northeast Utilities	7,170	182,692

Pepco Holdings, Inc.	11,511	180,493

Pinnacle West Capital Corp.	5,120	186,163

PPL Corp.	7,394	184,480

Progress Energy, Inc.	4,776	187,315

Southern Co.	5,648	187,965

		2,543,141

Electrical Components & Equipment–0.6%
Emerson Electric Co.	4,059	177,338

First Solar, Inc.(b)	1,557	177,233

Rockwell Automation, Inc.	3,578	175,644

		530,215

Electronic Components–0.2%
Amphenol Corp. (Class A)	4,519	177,506

Electronic Equipment & Instruments–0.4%
Agilent Technologies, Inc.(b)	5,908	167,965

FLIR Systems, Inc.(b)	6,680	194,321

		362,286

Electronic Manufacturing Services–0.4%
Jabil Circuit, Inc.	13,803	183,580

Molex, Inc.	9,286	169,377

		352,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Environmental & Facilities Services–0.6%
Republic Services, Inc.	6,113	$181,740

Stericycle, Inc.(b)	2,943	193,002

Waste Management, Inc.	5,746	179,792

		554,534

Fertilizers & Agricultural Chemicals–0.4%
CF Industries Holdings, Inc.	2,998	190,223

Monsanto Co.	3,824	176,745

		366,968

Food Distributors–0.2%
Sysco Corp.	6,193	176,934

Food Retail–0.8%
Kroger Co. (The)	9,605	189,122

Safeway, Inc.	9,250	181,855

SUPERVALU, Inc.	14,984	162,427

Whole Foods Market, Inc.(b)	4,774	171,960

		705,364

Footwear–0.2%
NIKE, Inc. (Class B)	2,570	173,604

Forest Products–0.2%
Weyerhaeuser Co.	4,909	172,797

Gas Utilities–0.6%
EQT Corp.	4,703	169,966

Nicor, Inc.	4,487	181,724

Questar Corp.	3,886	176,820

		528,510

General Merchandise Stores–0.6%
Big Lots, Inc.(b)	5,556	178,292

Family Dollar Stores, Inc.	4,890	184,304

Target Corp.	3,589	176,471

		539,067

Gold–0.2%
Newmont Mining Corp.	3,145	194,172

Health Care Services–1.2%
Cerner Corp(b)	2,389	181,301

DaVita, Inc.(b)	2,891	180,514

Express Scripts, Inc.(b)	3,704	174,162

Laboratory Corp. of America Holdings(b)	2,400	180,840

Medco Health Solutions, Inc.(b)	3,208	176,697

Quest Diagnostics, Inc.	3,628	180,566

		1,074,080

Health Care Distributors–0.8%
AmerisourceBergen Corp.	5,917	187,865

Cardinal Health, Inc.	5,376	180,687

McKesson Corp.	2,748	184,556

Patterson Cos., Inc.	6,266	178,769

		731,877

Health Care Equipment–2.5%
Baxter International, Inc.	4,586	186,375

Becton Dickinson and Co.	2,701	182,642

Boston Scientific Corp.(b)	30,442	176,564

C.R. Bard, Inc.	2,399	185,994

CareFusion Corp.(b)	7,807	177,219

Hospira, Inc.(b)	3,416	196,249

Intuitive Surgical, Inc.(b)	550	173,591

Medtronic, Inc.	4,957	179,790

St Jude Medical, Inc.(b)	5,153	185,972

Stryker Corp.	3,720	186,223

Varian Medical Systems, Inc.(b)	3,621	189,306

Zimmer Holdings, Inc.(b)	3,499	189,121

		2,209,046

Health Care Facilities–0.2%
Tenet Healthcare Corp.(b)	39,326	170,675

Health Care Supplies–0.2%
DENTSPLY International, Inc.	6,074	181,673

Home Entertainment Software–0.2%
Electronic Arts, Inc.(b)	12,021	173,102

Home Furnishings–0.2%
Leggett & Platt, Inc.	8,560	171,714

Home Improvement Retail–0.6%
Home Depot, Inc.	6,032	169,318

Lowe’s Cos., Inc.	8,518	173,938

Sherwin-Williams Co. (The)	2,528	174,912

		518,168

Homebuilding–0.6%
DR Horton, Inc.	17,924	176,193

Lennar Corp. (Class A)	13,072	181,832

Pulte Group, Inc.(b)	20,587	170,460

		528,485

Homefurnishing Retail–0.2%
Bed Bath & Beyond, Inc.(b)	4,530	167,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–0.7%
Carnival Corp. (Units)	5,417	$163,810

Marriott International, Inc. (Class A)	5,458	163,412

Starwood Hotels & Resorts Worldwide, Inc.	3,990	165,306

Wyndham Worldwide Corp.	7,962	160,355

		652,883

Household Appliances–0.6%
Snap-On, Inc.	4,402	180,086

Stanley Black & Decker, Inc.	3,440	173,789

Whirlpool Corp.	1,906	167,385

		521,260

Household Products–0.8%
Clorox Co.	2,960	183,994

Colgate-Palmolive Co.	2,390	188,236

Kimberly-Clark Corp.	3,068	186,013

Procter & Gamble Co. (The)	3,142	188,457

		746,700

Housewares & Specialties–0.4%
Fortune Brands, Inc.	4,267	167,181

Newell Rubbermaid, Inc.	11,342	166,047

		333,228

Human Resource & Employment Services–0.4%
Monster Worldwide, Inc.(b)	14,564	169,671

Robert Half International, Inc.	7,795	183,572

		353,243

Hypermarkets & Super Centers–0.4%
Costco Wholesale Corp.	3,304	181,158

Wal-Mart Stores, Inc.	3,738	179,686

		360,844

Independent Power Producers & Energy Traders–0.6%
AES Corp. (The)(b)	18,334	169,406

Constellation Energy Group, Inc.	5,258	169,570

NRG Energy, Inc.(b)	8,151	172,883

		511,859

Industrial Conglomerates–0.6%
3M Co.	2,373	187,443

General Electric Co.(c)	12,081	174,208

Textron, Inc.	9,620	163,252

		524,903

Industrial Gases–0.4%
Air Products & Chemicals, Inc.	2,692	174,469

Praxair, Inc.	2,373	180,324

		354,793

Industrial Machinery–1.6%
Danaher Corp.	4,733	175,689

Dover Corp.	4,223	176,479

Eaton Corp.	2,601	170,209

Flowserve Corp.	2,036	172,653

Illinois Tool Works, Inc.	4,257	175,729

Pall Corp.	5,172	177,762

Parker Hannifin Corp.	3,165	175,531

Roper Industries, Inc.	3,178	177,841

		1,401,893

Industrial REIT’s–0.2%
ProLogis	16,698	169,151

Insurance Brokers–0.4%
AON Corp.	4,858	180,329

Marsh & McLennan Cos., Inc.	8,327	187,774

		368,103

Integrated Oil & Gas–1.4%
Chevron Corp.	2,538	172,229

ConocoPhillips	3,439	168,820

Exxon Mobil Corp.	3,053	174,235

Hess Corp.	3,429	172,616

Marathon Oil Corp.	5,702	177,275

Murphy Oil Corp.	3,449	170,898

Occidental Petroleum Corp.	2,214	170,810

		1,206,883

Integrated Telecommunication Services–1.2%
AT&T, Inc.	7,577	183,288

CenturyTel, Inc.	5,510	183,538

Frontier Communications Corp.	24,610	174,977

Qwest Communications International, Inc.	35,685	187,346

Verizon Communications, Inc.	6,614	185,324

Windstream Corp.	17,007	179,594

		1,094,067

Internet Retail–0.6%
Amazon.com, Inc.(b)	1,531	167,277

Expedia, Inc.	9,188	172,551

Priceline.com, Inc.(b)	993	175,304

		515,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Internet Software & Services–1.0%
Akamai Technologies, Inc.(b)	4,214	$170,962

eBay, Inc.(b)	8,695	170,509

Google, Inc. (Class A)(b)	384	170,861

VeriSign, Inc.(b)	6,555	174,035

Yahoo!, Inc.(b)	12,439	172,031

		858,398

Investment Banking & Brokerage–0.8%
Charles Schwab Corp. (The)	12,472	176,853

E*Trade Financial Corp.(b)	13,932	164,676

Goldman Sachs Group, Inc. (The)	1,394	182,990

Morgan Stanley	7,498	174,029

		698,548

IT Consulting & Other Services–0.4%
Cognizant Technology Solutions Corp. (Class A)(b)	3,596	180,016

SAIC, Inc.(b)	10,710	179,285

		359,301

Leisure Products–0.4%
Hasbro, Inc.	4,493	184,663

Mattel, Inc.	8,564	181,214

		365,877

Life & Health Insurance–1.4%
Aflac, Inc.	4,339	185,145

Lincoln National Corp.	6,928	168,281

MetLife, Inc.	4,700	177,472

Principal Financial Group, Inc.	7,312	171,393

Prudential Financial, Inc.	3,262	175,039

Torchmark Corp.	3,644	180,415

Unum Group	8,172	177,332

		1,235,077

Life Sciences Tools & Services–1.0%
Life Technologies Corp.(b)	3,735	176,479

Millipore Corp.(b)	1,800	191,970

PerkinElmer, Inc.	8,481	175,302

Thermo Fisher Scientific, Inc.(b)	3,590	176,090

Waters Corp.(b)	2,686	173,784

		893,625

Managed Health Care–1.2%
Aetna, Inc.	6,331	167,012

CIGNA Corp.	5,472	169,960

Coventry Health Care, Inc.(b)	9,459	167,235

Humana, Inc.(b)	3,912	178,661

UnitedHealth Group, Inc.	6,150	174,660

WellPoint, Inc.(b)	3,488	170,668

		1,028,196

Metal & Glass Containers–0.6%
Ball Corp.	3,493	184,535

Owens-Illinois, Inc.(b)	6,375	168,619

Pactiv Corp.(b)	6,518	181,526

		534,680

Motorcycle Manufacturers–0.2%
Harley-Davidson, Inc.	7,186	159,745

Movies & Entertainment–0.8%
News Corp. (Class A)	13,787	164,893

Time Warner, Inc.	5,845	168,979

Viacom, Inc. (Class B)	5,411	169,743

Walt Disney Co. (The)	5,481	172,651

		676,266

Multi-line Insurance–1.0%
American International Group, Inc.(b)	5,082	175,024

Assurant, Inc.	5,200	180,440

Genworth Financial, Inc. (Class A)(b)	12,611	164,826

Hartford Financial Services Group, Inc.	7,671	169,759

Loews Corp.	5,683	189,301

		879,350

Multi-Sector Holdings–0.2%
Leucadia National Corp.(b)	8,916	173,951

Multi-Utilities–3.3%
Ameren Corp.	7,545	179,345

Centerpoint Energy, Inc.	13,753	180,990

CMS Energy Corp.	12,400	181,660

Consolidated Edison, Inc.	4,292	184,985

Dominion Resources, Inc.	4,587	177,700

DTE Energy Co.	3,985	181,756

Integrys Energy Group, Inc.	4,106	179,597

NiSource, Inc.	12,400	179,800

Oneok, Inc.	4,099	177,282

PG&E Corp.	4,462	183,388

Public Service Enterprise Group, Inc.	5,731	179,552

SCANA Corp.	5,123	183,199

Sempra Energy	3,846	179,954

TECO Energy, Inc.	11,902	179,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Utilities–(continued)

Wisconsin Energy Corp.	3,710	$188,245

Xcel Energy, Inc.	8,933	184,109

		2,900,925

Office Electronics–0.2%
Xerox Corp.	20,434	164,289

Office REIT’s–0.2%
Boston Properties, Inc.	2,405	171,573

Office Services & Supplies–0.4%
Avery Dennison Corp.	5,475	175,912

Pitney Bowes, Inc.	8,301	182,290

		358,202

Oil & Gas Drilling–0.8%
Diamond Offshore Drilling, Inc.	3,016	187,565

Helmerich & Payne, Inc.	4,532	165,509

Nabors Industries Ltd. (Bermuda)	8,958	157,840

Rowan Cos., Inc.(b)	7,628	167,358

		678,272

Oil & Gas Equipment & Services–1.4%
Baker Hughes, Inc.	4,313	179,291

Cameron International Corp.(b)	5,074	165,007

FMC Technologies, Inc.(b)	3,493	183,941

Halliburton Co.	7,141	175,312

National Oilwell Varco, Inc.	5,057	167,235

Schlumberger Ltd. (Netherlands Antilles)	3,182	176,092

Smith International, Inc.	4,679	176,164

		1,223,042

Oil & Gas Exploration & Production–2.1%
Anadarko Petroleum Corp.	4,526	163,343

Apache Corp.	1,974	166,191

Cabot Oil & Gas Corp.	5,260	164,743

Chesapeake Energy Corp.	7,830	164,039

Denbury Resources, Inc.(b)	11,023	161,377

Devon Energy Corp.	2,755	167,835

EOG Resources, Inc.	1,747	171,852

Noble Energy, Inc.	2,919	176,103

Pioneer Natural Resources Co.	2,688	159,802

QEP Resources	1,904	58,700

Range Resources Corp.	3,941	158,231

Southwestern Energy Co.(b)	4,371	168,896

		1,881,112

Oil & Gas Refining & Marketing–0.6%
Sunoco, Inc.	5,503	191,339

Tesoro Corp.	15,666	182,822

Valero Energy Corp.	10,710	192,566

		566,727

Oil & Gas Storage & Transportation–0.6%
El Paso Corp.	15,197	168,839

Spectra Energy Corp.	8,883	178,282

Williams Cos., Inc. (The)	8,995	164,428

		511,549

Other Diversified Financial Services–0.6%
Bank of America Corp.	12,209	175,443

Citigroup, Inc.(b)	48,055	180,687

JPMorgan Chase & Co.	4,918	180,048

		536,178

Packaged Foods & Meats–2.9%
Campbell Soup Co.	5,186	185,814

ConAgra Foods, Inc.	7,717	179,960

Dean Foods Co.(b)	17,842	179,669

General Mills, Inc.	4,999	177,565

Hershey Co. (The)	3,837	183,907

HJ Heinz Co.	4,166	180,055

Hormel Foods Corp.	4,556	184,427

JM Smucker Co. (The)	3,102	186,802

Kellogg Co.	3,536	177,861

Kraft Foods, Inc. (Class A)	6,400	179,200

McCormick & Co., Inc.	4,753	180,424

Mead Johnson Nutrition Co.	3,542	177,525

Sara Lee Corp.	13,037	183,822

Tyson Foods, Inc. (Class A)	10,517	172,374

		2,529,405

Paper Packaging–0.4%
Bemis Co., Inc.	6,564	177,228

Sealed Air Corp.	8,954	176,573

		353,801

Paper Products–0.4%
International Paper Co.	7,489	169,476

MeadWestvaco Corp.	7,916	175,735

		345,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Personal Products–0.4%
Avon Products, Inc.	6,704	$177,656

Estee Lauder Cos., Inc. (The) (Class A)	3,214	179,116

		356,772

Pharmaceuticals–2.3%
Abbott Laboratories	3,951	184,828

Allergan, Inc.	3,160	184,102

Bristol-Myers Squibb Co.	7,474	186,402

Eli Lilly & Co.	5,567	186,494

Forest Laboratories, Inc.(b)	7,057	193,574

Johnson & Johnson	3,255	192,240

King Pharmaceuticals, Inc.(b)	23,673	179,678

Merck & Co., Inc.	5,390	188,488

Mylan, Inc.(b)	10,342	176,228

Pfizer, Inc.	12,669	180,660

Watson Pharmaceuticals, Inc.(b)	4,378	177,615

		2,030,309

Photographic Products–0.2%
Eastman Kodak Co.(b)	36,018	156,318

Property & Casualty Insurance–1.4%
Allstate Corp. (The)	6,309	181,257

Berkshire Hathaway, Inc. (Class B)(b)	2,410	192,053

Chubb Corp.	3,636	181,836

Cincinnati Financial Corp.	6,810	176,175

Progressive Corp. (The)	9,562	179,001

Travelers Cos., Inc. (The)	3,752	184,786

XL Capital Ltd. (Class A) (Cayman Islands)	10,710	171,467

		1,266,575

Publishing–1.0%
Gannett Co., Inc.	11,573	155,773

McGraw-Hill Cos., Inc. (The)	6,401	180,124

Meredith Corp.	5,450	169,658

New York Times Co. (The) (Class A)(b)	19,703	170,431

Washington Post Co. (The) (Class B)	420	172,402

		848,388

Railroads–0.6%
CSX Corp.	3,505	173,953

Norfolk Southern Corp.	3,260	172,943

Union Pacific Corp.	2,522	175,304

		522,200

Real Estate Services–0.2%
CB Richard Ellis Group, Inc. (Class A)(b)	12,384	168,546

Regional Banks–2.2%
BB&T Corp.	6,542	172,120

Fifth Third Bancorp	14,189	174,383

First Horizon National Corp.(b)	16,072	184,024

Huntington Bancshares, Inc.	31,851	176,455

KeyCorp	23,022	177,039

M&T Bank Corp.	2,123	180,349

Marshall & Ilsley Corp.	24,491	175,845

PNC Financial Services Group, Inc.	3,068	173,342

Regions Financial Corp.	26,951	177,338

SunTrust Banks, Inc.	7,354	171,348

Zions BanCorp.	8,035	173,315

		1,935,558

Research & Consulting Services–0.4%
Dun & Bradstreet Corp.	2,630	176,526

Equifax, Inc.	6,357	178,377

		354,903

Residential REIT’s–0.6%
Apartment Investment & Management Co.	8,660	167,744

AvalonBay Communities, Inc.	1,860	173,668

Equity Residential	4,211	175,346

		516,758

Restaurants–0.8%
Darden Restaurants, Inc.	4,332	168,298

McDonald’s Corp.	2,756	181,538

Starbucks Corp.	6,852	166,504

Yum! Brands, Inc.	4,535	177,046

		693,386

Retail REIT’s–0.4%
Kimco Realty Corp.	12,702	170,715

Simon Property Group, Inc.	2,154	173,935

		344,650

Semiconductor Equipment–0.9%
Applied Materials, Inc.	14,444	173,617

KLA-Tencor Corp.	6,255	174,389

MEMC Electronic Materials, Inc.(b)	16,385	161,884

Novellus Systems, Inc.(b)	6,774	171,789

Teradyne, Inc.(b)	16,330	159,217

		840,896

Semiconductors–2.5%
Advanced Micro Devices, Inc.(b)	21,822	159,737

Altera Corp.	7,423	184,165

Analog Devices, Inc.	6,313	175,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors–(continued)

Broadcom Corp. (Class A)	5,441	$179,390

Intel Corp.	9,000	175,050

Linear Technology Corp.	6,529	181,572

LSI Corp.(b)	36,565	168,199

Microchip Technology, Inc.	6,487	179,949

Micron Technology, Inc.(b)	19,270	163,602

National Semiconductor Corp.	13,081	176,070

Nvidia Corp.(b)	15,666	159,950

Texas Instruments, Inc.	7,571	176,253

Xilinx, Inc.	7,189	181,594

		2,261,411

Soft Drinks–0.8%
Coca-Cola Co. (The)	3,682	184,542

Coca-Cola Enterprises, Inc.	7,125	184,252

Dr Pepper Snapple Group, Inc.	5,076	189,792

PepsiCo, Inc.	3,006	183,216

		741,802

Specialized Consumer Services–0.2%
H&R Block, Inc.	12,196	191,355

Specialized Finance–1.0%
CME Group, Inc.	627	176,532

IntercontinentalExchange, Inc.(b)	1,576	178,135

Moody’s Corp.	9,132	181,909

NASDAQ OMX Group, Inc. (The)(b)	10,051	178,707

NYSE Euronext	6,457	178,407

		893,690

Specialized REIT’s–1.2%
HCP, Inc.	5,888	189,888

Health Care REIT, Inc.	4,446	187,265

Host Hotels & Resorts, Inc.	12,424	167,476

Plum Creek Timber Co., Inc.	5,165	178,347

Public Storage	2,053	180,479

Ventas, Inc.	3,889	182,589

		1,086,044

Specialty Chemicals–0.8%
Airgas, Inc.	3,021	187,906

Ecolab, Inc.	4,099	184,086

International Flavors & Fragrances, Inc.	4,146	175,874

Sigma-Aldrich Corp.	3,617	180,235

		728,101

Specialty Stores–0.7%
CarMax, Inc.(b)	8,438	167,916

Office Depot, Inc.(b)	37,201	150,292

Staples, Inc.	8,766	166,992

Tiffany & Co.	4,336	164,378

		649,578

Steel–0.9%
AK Steel Holding Corp.	13,862	165,235

Allegheny Technologies, Inc.	3,700	163,503

Cliffs Natural Resources, Inc.	3,426	161,570

Nucor Corp.	4,644	177,772

United States Steel Corp.	4,438	171,085

		839,165

Systems Software–1.6%
BMC Software, Inc.(b)	5,102	176,682

CA, Inc.	9,581	176,290

McAfee, Inc.(b)	5,853	179,804

Microsoft Corp.(c)	7,287	167,674

Novell, Inc.(b)	31,486	178,841

Oracle Corp.	8,305	178,225

Red Hat, Inc.(b)	6,036	174,682

Symantec Corp.(b)	12,710	176,415

		1,408,613

Thrifts & Mortgage Finance–0.4%
Hudson City Bancorp, Inc.	14,401	176,268

People’s United Financial, Inc.	13,252	178,902

		355,170

Tires & Rubber–0.2%
Goodyear Tire & Rubber Co. (The)(b)	16,071	159,746

Tobacco–0.9%
Altria Group, Inc.	9,624	192,865

Lorillard, Inc.	2,569	184,917

Philip Morris International, Inc.	4,197	192,390

Reynolds American, Inc.	3,651	190,290

		760,462

Trading Companies & Distributors–0.4%
Fastenal Co.	3,523	176,819

WW Grainger, Inc.	1,779	176,922

		353,741

Trucking–0.2%
Ryder System, Inc.	4,331	174,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Wireless Telecommunication Services–0.6%
American Tower Corp. (Class A)(b)	4,275	$190,237

MetroPCS Communications, Inc.(b)	21,152	173,235

Sprint Nextel Corp.(b)	41,982	178,004

		541,476

Total Common Stocks & Other Equity Interests (Cost $57,073,704)		88,144,125

Money Market Funds–0.4%
Liquid Assets Portfolio–Institutional Class(d)	184,825	184,825

Premier Portfolio–Institutional Class(d)	184,825	184,825

Total Money Market Funds (Cost $369,650)		369,650

TOTAL INVESTMENTS (Cost $57,443,354)–100.1%		88,513,775

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.1)%		(67,682)

NET ASSETS–100.0%		$88,446,093

Investment Abbreviations

REIT	– Real Estate Investment Trust.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Consumer Discretionary	15.9%

Financials	15.8

Information Technology	14.8

Industrials	11.3

Health Care	10.7

Consumer Staples	8.4

Energy	7.4

Utilities	7.3

Materials	6.2

Telecommunication Services	1.9

Money Market Funds Plus Other Assets Less Liabilities	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Statements of Assets and Liabilities

June 30, 2010
(Unaudited)

		Invesco V.I.
	Invesco V.I.	Select	Invesco V.I.
	Select	Dimensions	Select
	Dimensions	Dividend	Dimensions
	Balanced	Growth	Equally-Weighted
	Fund	Fund	S&P 500 Fund

Assets:
Investments, at value*	$36,301,474	$77,143,959	$88,144,125

Investments in affiliated money market funds, at value and cost	688,560	1,308,030	369,650

Total investments, at value	36,990,034	78,451,989	88,513,775

Receivable for:
Investments sold	236,597	22,687,654	1,966,773

Dividends and interest	154,099	179,778	116,196

Variation margin	1,000	—	—

Other assets	5,345	3,649	7,582

Total assets	37,387,075	101,323,070	90,604,326

Liabilities:
Payable for:
Investments purchased	215,486	17,420,356	2,026,133

Fund shares reacquired	18,255	75,163	22,122

Variation margin	—	—	3,645

Accrued fees to affiliates	13,742	27,384	40,009

Accrued other operating expenses	33,308	42,425	66,324

Written options outstanding, at value	—	1,390	—

Total liabilities	280,791	17,566,718	2,158,233

Net assets	$37,106,284	$83,756,352	$88,446,093

Composition of Net Assets:
Shares of beneficial interest	$40,700,636	$172,208,424	$64,306,675

Undistributed net investment income	294,454	614,577	650,027

Undistributed net realized gain (loss)	(2,077,881)	(86,973,540)	(7,554,093)

Net unrealized appreciation (depreciation)	(1,810,925)	(2,093,109)	31,043,484

	$37,106,284	$83,756,352	$88,446,093

Net Assets:
Series I	$22,665,947	$63,963,408	$38,230,135

Series II	$14,440,337	$19,792,944	$50,215,958

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	1,888,035	4,883,721	2,566,103

Series II	1,207,381	1,513,636	3,411,864

Series I:
Net asset value per share	$12.01	$13.10	$14.90

Series II:
Net asset value per share	$11.96	$13.08	$14.72

* Cost	$38,107,313	$79,253,385	$57,073,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Statements of Operations

For the six months ended June 30, 2010
(Unaudited)

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Select Dimensions	Select Dimensions
	Select Dimensions	Dividend	Equally-Weighted
	Balanced Fund	Growth Fund	S&P 500 Fund

Investment Income:
Dividends†	$295,954	$989,045	$855,493

Dividends from affiliated money market funds	842	553	397

Interest	201,792	—	—

Total income	498,588	989,598	855,890

†Net of foreign withholding taxes	12,985	—	156

Expenses
Advisory fees	106,793	259,535	59,539

Administrative services fees	25,940	54,599	56,981

Custodian fees	3,904	3,056	11,241

Distribution fees — Series II	19,802	28,057	70,297

Transfer agent fees	250	250	337

Trustees’ and officers’ fees and benefits	1,416	5,808	2,066

Professional services fees	24,724	19,049	17,993

Other	16,477	12,832	9,004

Total expenses	199,306	383,186	227,458

Less: Fees waived	(7,354)	(8,643)	(280)

Net expenses	191,952	374,543	227,178

Net investment income	306,636	615,055	628,712

Net Realized and Unrealized Gain (Loss) from:
Net realized gain (loss) from:
Investment securities (includes gains (losses) from securities sold to affiliates of $(2,924,233))	1,061,185	(1,133,729)	4,194,020

Futures contracts	12,885	—	(68,269)

Options written	—	8,822	—

Swap agreements	525	—	—

	1,074,595	(1,124,907)	4,125,751

Change in unrealized appreciation (depreciation) of:
Investment securities	(2,882,150)	(5,728,454)	(7,762,274)

Foreign currencies	—	7,327	—

Futures contracts	(26,884)	—	(16,573)

Options written	—	5,866	—

Swap agreements	(38)	—	—

	(2,909,072)	(5,715,261)	(7,778,847)

Net realized and unrealized gain (loss)	(1,834,477)	(6,840,168)	(3,653,096)

Net increase (decrease) in net assets resulting from operations	$(1,527,841)	$(6,225,113)	$(3,024,384)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Select Dimensions Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

					Invesco V.I.
	Invesco V.I.		Invesco V.I.		Select Dimensions
	Select Dimensions		Select Dimensions		Equally-Weighted
	Balanced Fund		Dividend Growth Fund		S&P 500 Fund
	For The Six	For The Year	For The Six	For The Year	For the Six	For The Year
	Months Ended	Ended	Months Ended	Ended	Months Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income	$306,636	$730,484	$615,055	$1,545,831	$628,712	$1,385,144

Net realized gain (loss)	1,074,595	(194,630)	(1,124,907)	(8,551,653)	4,125,751	(7,590,340)

Change in unrealized appreciation (depreciation)	(2,909,072)	6,485,933	(5,715,261)	26,820,219	(7,778,847)	39,237,550

Net increase (decrease) in net assets resulting from operations	(1,527,841)	7,021,787	(6,225,113)	19,814,397	(3,024,384)	33,032,354

Dividends and Distributions to Shareholders from:
Net investment income
Series I	(509,670)	(750,282)	(1,223,469)	(1,414,595)	(629,718)	(960,460)

Series II	(286,007)	(437,618)	(321,049)	(386,002)	(710,006)	(1,118,274)

Total distributions from net investment income	(795,677)	(1,187,900)	(1,544,518)	(1,800,597)	(1,339,724)	(2,078,734)

Net realized gain
Series I	—	—	—	—	—	(1,537,281)

Series II	—	—	—	—	—	(2,093,569)

Total distribution form net realized gains	—	—	—	—	—	(3,630,850)

Net increase (decrease) in net assets resulting from share transactions	(2,740,398)	(5,936,768)	(7,796,669)	(20,474,343)	(8,320,497)	(9,453,683)

Net increase (decrease) in net assets	(5,063,916)	(102,881)	(15,566,300)	(2,460,543)	(12,684,605)	17,869,087

Net Assets:
Beginning of period	42,170,200	42,273,081	99,322,652	101,783,195	101,130,698	83,261,611

End of period	$37,106,284	$42,170,200	$83,756,352	$99,322,652	$88,446,093	$101,130,698

Undistributed net investment income	$294,454	$783,495	$614,577	$1,544,040	$650,027	$1,361,039

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (each “Fund” or collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to each Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, Morgan Stanley Select Dimensions Balanced Portfolio, Morgan Stanley Select Dimensions Dividend Growth Portfolio and Morgan Stanley Select Dimensions Equally-Weighted S&P 500 Portfolio (each “Acquired Fund”) operated as a separate portfolio of Morgan Stanley Select Dimensions Investment Series. Each Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to each Fund (the “Reorganization”).

Invesco V.I. Select Dimensions Funds

  Upon closing of the Reorganization, holders of each Acquired Fund’s Class X and Class Y shares received Series I and Series II shares, respectively of each corresponding Fund.
  Information for each Acquired Fund’s — Class X and Class Y shares prior to the Reorganization are included with Series I and Series II shares, respectively, of each corresponding Fund throughout this report.
  The investment objective’s: to provide capital growth with reasonable current income for Invesco V.I. Select Dimensions Balanced Fund; to provide reasonable current income and long-term growth of income and capital for Invesco V.I. Select Dimensions Dividend Growth Fund; and to achieve a high level of total return on its assets through a combination of capital appreciation and current income for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Invesco V.I. Select Dimensions Funds

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Select Dimensions Funds

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the

Invesco V.I. Select Dimensions Funds

possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser based on the annual rate of such Fund’s average daily net assets as follows:

Invesco V.I. Select Dimensions Balanced Fund

Average Net Assets	Rate

First $500 million	0.52%

Over $500 million	0.495%

Invesco V.I. Select Dimensions Dividend Growth Fund

Average Net Assets	Rate

First $250 million	0.545%

Next $750 million	0.42%

Next $1 billion	0.395%

Over $2 billion	0.37%

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Average Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Prior to the Reorganization, each Acquired Fund paid an advisory fee to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of such Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to such Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I and Series II shares of each Fund as shown in the following table:

	Series I	Series II

Invesco V.I. Select Dimensions Balanced Fund	0.82%	1.07%

Invesco V.I. Select Dimensions Dividend Growth Fund	0.72%	0.97%

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	0.37%	0.62%

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by such Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by each Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.

Invesco V.I. Select Dimensions Funds

  For the six months ended June 30, 2010, the Adviser and MSIA waived the following expenses:

	Paid to	Paid to
	Adviser	MSIA

Invesco V.I. Select Dimensions Balanced Fund	$6,629	$725

Invesco V.I. Select Dimensions Dividend Growth Fund	8,056	587

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	—	280

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to such Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, each Fund for the period ended June 30, 2010, paid Invesco for accounting and fund administrative services and paid insurance companies for services provided as shown in the following table:

			Paid to
	Paid to		insurance
	Invesco	MSSCI	companies

Invesco V.I. Select Dimensions Balanced Fund	$4,110	$13,886	$7,944

Invesco V.I. Select Dimensions Dividend Growth Fund	4,110	32,266	18,223

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	4,110	33,473	19,398

  Prior to the Reorganization, each Acquired Fund paid an administration fee to the Morgan Stanley Services Company, Inc. (“MSSCI”).
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to each Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid Morgan Stanley Trust, which served as each Acquired Fund’s transfer agent as shown in the following table:

Invesco V.I. Select Dimensions Balanced Fund	$206

Invesco V.I. Select Dimensions Dividend Growth Fund	207

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	213

  For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for each Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to such Fund’s Series II shares (the “Plan”). Each Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of such Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of such Fund. Prior to the Reorganization, each Acquired Fund paid distribution fees to Morgan Stanley Distributors Inc. based on the annual rate of 0.25% of such Acquired Fund’s average daily net assets of Class Y shares as shown in the following table:

Invesco V.I. Select Dimensions Balanced Fund	$16,714

Invesco V.I. Select Dimensions Dividend Growth Fund	23,772

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	59,304

  For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Select Dimensions Funds

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.

Invesco V.I. Select Dimensions Balanced Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$24,062,894	$522,331	$—	$24,585,225

U.S. Treasury Securities	—	6,750,895	—	6,750,895

U.S. Government Sponsored Securities	—	1,440,053	—	1,440,053

Corporate Debt Securities	—	4,057,383	—	4,057,383

Foreign Government Debt Securities	—	156,478	—	156,478

	$24,062,894	$12,927,140	$—	$36,990,034

Futures*	(5,086)	—	—	(5,086)

Total Investments	$24,057,808	$12,927,140	$—	$36,984,948

*	Unrealized appreciation (depreciation).

Invesco V.I. Select Dimensions Dividend Growth Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$77,457,532	$994,457	$—	$78,451,989

Options*	1,390	—	—	1,390

Total Investments	$77,458,922	$994,457	$—	$78,453,379

*	Unrealized appreciation.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$88,513,775	$—	$—	$88,513,775

Futures*	(26,937)	—	—	(26,937)

Total Investments	$88,486,838	$—	$—	$88,486,838

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The tables below summarize the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

Invesco V.I. Select Dimensions Balanced Fund

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$6,952	$(12,038)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Dividend Growth Fund

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Equity risk
Options written(a)	$1,390	—

(a)	Values are disclosed on the Statement of Assets and Liabilities under Written options outstanding, at value.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Equity risk
Futures contracts(a)	—	$(26,937)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2010

The tables below summarize the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Invesco V.I. Select Dimensions Balanced Fund

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain
Credit risk	—	$525

Interest rate risk	$12,885	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	—	(38)

Interest rate risk	(26,884)	—

Total	$(13,999)	$487

* The average value of futures and swap agreements outstanding during the period was $3,038,309 and $3,205, respectively.

Invesco V.I. Select Dimensions Dividend Growth Fund

Location of Gain on
Statement of Operations
Options*

Realized Gain
Equity risk	$8,822

Change in Unrealized Appreciation
Equity risk	5,866

Total	$14,688

* The average value of options outstanding during the period was $2,183.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Equity risk	$(68,269)

Change in Unrealized Appreciation (Depreciation)
Equity risk	$(16,573)

Total	$(84,842)

* The average value of futures outstanding during the period was $964,861.

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Fund

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	2	September-2010/Long	$437,656	$1,871

U.S. Treasury 10 Year Notes	1	September-2010/Long	122,547	2,123

U.S. Treasury 30 Year Bonds	1	September-2010/Long	127,500	2,958

Subtotal			$687,703	$6,952

U.S. Treasury 5 Year Notes	9	September-2010/Short	$(1,065,164)	$(12,038)

Total			$377,461	$(5,086)

Invesco V.I. Select Dimensions Dividend Growth Fund

Open Options Written Contracts
			Number of
Contract	Strike Price	Expiration Date	Contracts	Premium	Value

Apple, Inc.	$280.00	July-2010	10	$5,320	$940

Whirlpool Corp.	110.00	July-2010	30	5,060	450

Total				$10,380	$1,390

  Transactions in options for the six months ended June 30, 2010, were as follows:

	Number of
	contracts	Premium

Options written, outstanding at beginning of period	22	$4,422

Options written	192	41,002

Options expired	(122)	(28,098)

Options closed	(52)	(6,946)

Options written, outstanding at end of period	40	$10,380

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

S&P 500 E-MINI	9	September-2010/Long	$461,970	$(26,937)

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Funds engaged in the following transactions with Affiliated Funds:

			Realized Gains
	Purchases	Sales	(Losses)

Invesco V.I. Select Dimensions Balanced Fund	$20,385	$2,265	$438

Invesco V.I. Select Dimensions Dividend Growth Fund	870,553	5,341,855	(2,924,671)

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	—	—	—

Invesco V.I. Select Dimensions Funds

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Invesco V.I. Select Dimensions Balanced Fund

Capital Loss
Carryforward
Expiration	(000s)*

2016	$1,128

2017	1,938

Total capital loss carryforward	$3,066

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Select Dimensions Dividend Growth Fund

Capital Loss
Carryforward
Expiration	(000s)*

2010	$37,657

2011	21,222

2016	7,857

2017	17,973

Total capital loss carryforward	$84,709

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Capital Loss
Carryforward
Expiration	(000s)*

2017	$9,172

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco V.I. Select Dimensions Funds

NOTE 9—Share Information

	Invesco V. I. Select Dimensions Balanced Fund		Invesco V.I. Select Dimensions Dividend Growth Fund		Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
	For The Six	For The Year	For The Six	For The Year	For The Six	For The Year
	Months Ended	Ended	Months Ended	Ended	Months Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010(a)	2009	2010(a)	2009	2010(a)	2009

Series I
Shares
Sold	5,774	205,613	14,954	65,164	9,609	85,681

Reinvestment of dividends and distributions	40,482	69,989	87,641	119,678	39,137	205,238

Redeemed	(188,450)	(527,590)	(514,533)	(1,465,877)	(257,997)	(687,136)

Net increase (decrease) — Series I	(142,194)	(251,988)	(411,938)	(1,281,035)	(209,251)	(396,217)

Amount
Sold	$74,905	$2,288,162	$219,833	$821,495	$153,810	$1,108,596

Reinvestment of dividends and distributions	509,670	750,282	1,223,469	1,414,595	629,718	2,497,741

Redeemed	(2,463,125)	(5,871,276)	(7,479,174)	(17,440,567)	(4,216,269)	(8,620,430)

Net increase (decrease) — Series I	$(1,878,550)	$(2,832,832)	$(6,035,872)	$(15,204,477)	$(3,432,741)	$(5,014,093)

Series II
Shares
Sold	18,277	32,359	11,589	57,615	34,783	143,074

Reinvestment of dividends and distributions	22,808	40,975	23,030	32,712	44,654	267,208

Redeemed	(107,723)	(349,414)	(154,351)	(532,525)	(384,631)	(749,130)

Net increase (decrease) — Series II	(66,638)	(276,080)	(119,732)	(442,198)	(305,194)	(338,848)

Amount
Sold	$243,004	$351,813	$165,251	$653,317	$562,234	$1,655,307

Reinvestment of dividends and distributions	286,007	437,618	321,049	386,002	710,006	3,211,843

Redeemed	(1,390,859)	(3,893,367)	(2,247,097)	(6,309,185)	(6,159,996)	(9,306,740)

Net increase (decrease) — Series II	$(861,848)	$(3,103,936)	$(1,760,797)	$(5,269,866)	$(4,887,756)	$(4,439,590)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of each Fund and in the aggregate own 97%, 99% and 91% of the outstanding shares of Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, respectively. The Funds and each Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Funds. The Funds, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Funds, for providing services to the Funds, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At June 30, 2010
	For the six months ended					Net Unrealized
	June 30, 2010*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)

Invesco V.I. Select Dimensions Balanced Fund	$10,468,774	$11,976,095	$38,856,445	$1,526,085	$(3,392,496)	$(1,866,411)

Invesco V.I. Select Dimensions Dividend Growth Fund	34,836,808	48,304,415	80,657,268	4,327,814	(6,533,093)	(2,205,279)

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	12,216,547	20,554,533	59,922,973	30,779,631	(2,188,829)	28,590,802

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Invesco V.I. Select Dimensions Funds

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco V.I. Select Dimensions Balanced Fund

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series I
Selected per share data:
Net asset value, beginning of period	$12.79		$11.05		$16.40		$17.57	$16.88	$15.95

Income (loss) from investment operations:
Net investment income(a)	0.10		0.22		0.36		0.42	0.41	0.34

Net realized and unrealized gain (loss)	(0.61)		1.87		(3.77)		0.28	1.60	0.95

Total income (loss) from investment operations	(0.51)		2.09		(3.41)		0.70	2.01	1.29

Less dividends and distributions from:
Net investment income	(0.27)		(0.35)		(0.11)		(0.45)	(0.44)	(0.36)

Net realized gain	—		—		(1.83)		(1.42)	(0.88)	—

Total dividends and distributions	(0.27)		(0.35)		(1.94)		(1.87)	(1.32)	(0.36)

Net asset value, end of period	$12.01		$12.79		$11.05		$16.40	$17.57	$16.88

Total return(b)	(4.08)%		19.48%		(22.51)%		3.86%	12.67%	8.21%

Net assets, end of period, (000’s)	$22,666		$25,961		$25,225		$42,488	$54,204	$64,663

Ratios to average net assets:
With fee waivers and/or expense reimbursements	0.83	%(c)	0.82	%(d)	0.84	%(d)	0.78%	0.74%	0.70%

Without fee waivers and/or expense reimbursements	0.87	%(c)

Net investment income	1.60	%(c)	1.91	%(d)	2.65	%(d)	2.44%	2.42%	2.07%

Rebate from affiliates	—		0.01%		0.01%		—	—	—

Supplemental data:
Portfolio turnover(e)	26%		77%		65%		86%	45%	55%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,441.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Select Dimensions Funds

NOTE 11—Financial Highlights—(continued)

Invesco V.I. Select Dimensions Balanced Fund

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series II
Selected per share data:
Net asset value, beginning of period	$12.72		$11.00		$16.36		$17.52	$16.84	$15.92

Income (loss) from investment operations:
Net investment income(a)	0.09		0.19		0.33		0.38	0.37	0.30

Net realized and unrealized gain (loss)	(0.61)		1.85		(3.76)		0.29	1.59	0.95

Total income (loss) from investment operations	(0.52)		2.04		(3.43)		0.67	1.96	1.24

Less dividends and distributions from:
Net investment income	(0.24)		(0.32)		(0.10)		(0.41)	(0.40)	(0.32)

Net realized gain	—		—		(1.83)		(1.42)	(0.88)	—

Total dividends and distributions	(0.24)		(0.32)		(1.93)		(1.83)	(1.28)	(0.32)

Net asset value, end of period	$11.96		$12.72		$11.00		$16.36	$17.52	$16.84

Total return(b)	(4.19)%		19.07%		(22.64)%		3.60%	12.37%	7.89%

Net assets, end of period, (000’s)	$14,440		$16,210		$17,048		$27,535	$30,562	$27,970

Ratios to average net assets:
With fee waivers and/or expense reimbursements	1.08	%(c)	1.07	%(d)	1.09	%(d)	1.03%	0.99%	0.95%

Without fee waivers and/or expense reimbursements	1.12	%(c)

Net investment income	1.35	%(c)	1.66	%(d)	2.40	%(d)	2.19%	2.17%	1.82%

Rebate from affiliates	—		0.01%		0.01%		—	—	—

Supplemental data:
Portfolio turnover(e)	26%		77%		65%		86%	45%	55%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $15,974.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Select Dimensions Funds

NOTE 11—Financial Highlights—(continued)

Invesco V.I. Select Dimensions Dividend Growth Fund

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series I
Selected per share data:
Net asset value, beginning of period	$14.34		$11.77		$18.64		$18.09	$16.48	$15.81

Income (loss) from investment operations:
Net investment income(a)	0.10		0.21		0.26		0.22	0.22	0.20

Net realized and unrealized gain (loss)	(1.09)		2.61		(7.06)		0.55	1.62	0.67

Total income (loss) from investment operations	(0.99)		2.82		(6.80)		0.77	1.84	0.87

Less dividends from net investment income	(0.25)		(0.25)		(0.07)		(0.22)	(0.23)	(0.20)

Net asset value, end of period	$13.10		$14.34		$11.77		$18.64	$18.09	$16.48

Total return(b)	(7.01)%		24.39%		(36.60)%		4.27%	11.25%	5.57%

Net assets, end of period, (000’s)	$63,963		$75,962		$77,428		$153,676	$201,169	$249,516

Ratios to average net assets:
With fee waivers and/or expense reimbursements	0.73	%(c)	0.72	%(d)	0.71	%(d)	0.67%	0.67%	0.63%

Without fee waivers and/or expense reimbursements	0.75	%(c)

Net investment income	1.35	%(c)	1.72	%(d)	1.63	%(d)	1.18%	1.31%	1.26%

Rebate from affiliates	—		0.00	%(e)	0.01%		—	—	—

Supplemental data:
Portfolio turnover(f)	40%		44%		61%		48%	115%	38%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $73,400.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Select Dimensions Funds

NOTE 11—Financial Highlights—(continued)

Invesco V.I. Select Dimensions Dividend Growth Fund

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series II
Selected per share data:
Net asset value, beginning of period	$14.30		$11.73		$18.61		$18.07	$16.45	$15.79

Income (loss) from investment operations:
Net investment income(a)	0.08		0.18		0.22		0.17	0.18	0.16

Net realized and unrealized gain (loss)	(1.09)		2.60		(7.04)		0.55	1.62	0.66

Total income (loss) from investment operations	(1.01)		2.78		(6.82)		0.72	1.80	0.82

Less dividends from net investment income	(0.21)		(0.21)		(0.06)		(0.18)	(0.18)	(0.16)

Net asset value, end of period	$13.08		$14.30		$11.73		$18.61	$18.07	$16.45

Total return(b)	(7.13)%		24.11%		(36.76)%		3.95%	10.98%	5.32%

Net assets, end of period, (000’s)	$19,793		$23,361		$24,355		$49,021	$54,255	$56,061

Ratios to average net assets:
With fee waivers and/or expense reimbursements	0.98	%(c)	0.97	%(d)	0.96	%(d)	0.92%	0.92%	0.88%

Without fee waivers and/or expense reimbursements	1.00	%(c)

Net investment income	1.10	%(c)	1.47	%(d)	1.38	%(d)	0.93%	1.06%	1.01%

Rebate from affiliates	—		0.00	%(e)	0.01%		—	—	—

Supplemental data:
Portfolio turnover(f)	40%		44%		61%		48%	115%	38%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $22,632.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Select Dimensions Funds

NOTE 11—Financial Highlights—(continued)

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series I
Selected per share data:
Net asset value, beginning of period	$15.69		$11.61		$25.37		$27.75	$25.71	$24.45

Income (loss) from investment operations:
Net investment income(a)	0.11		0.22		0.32		0.41	0.37	0.32

Net realized and unrealized gain (loss)	(0.66)		4.75		(8.73)		0.20	3.45	1.54

Total income (loss) from investment operations	(0.55)		4.97		(8.41)		0.61	3.82	1.86

Less dividends and distributions from:
Net investment income	(0.24)		(0.34)		(0.45)		(0.42)	(0.34)	(0.23)

Net realized gain	—		(0.55)		(4.90)		(2.57)	(1.44)	(0.37)

Total dividends and distributions	(0.24)		(0.89)		(5.35)		(2.99)	(1.78)	(0.60)

Net asset value, end of period	$14.90		$15.69		$11.61		$25.37	$27.75	$25.71

Total return(b)	(3.59)%		45.08%		(40.02)%		1.47%	15.69%	7.81%

Net assets, end of period, (000’s)	$38,230		$43,553		$36,814		$77,688	$103,824	$120,117

Ratios to average net assets:
Total expenses	0.32	%(c)	0.37	%(d)	0.31	%(d)	0.28%	0.27%	0.27%

Net investment income	1.41	%(c)	1.72	%(d)	1.70	%(d)	1.48%	1.40%	1.30%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental data:
Portfolio turnover(f)	13%		13%		32%		17%	17%	17%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $43,334.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Invesco V.I. Select Dimensions Funds

NOTE 11—Financial Highlights—(continued)

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007	2006	2005

Series II
Selected per share data:
Net asset value, beginning of period	$15.49		$11.45		$25.08		$27.47	$25.48	$24.25

Income (loss) from investment operations:
Net investment income(a)	0.09		0.19		0.27		0.34	0.30	0.26

Net realized and unrealized gain (loss)	(0.65)		4.69		(8.63)		0.19	3.42	1.53

Total income (loss) from investment operations	(0.56)		4.88		(8.36)		0.53	3.72	1.79

Less dividends and distributions from:
Net investment income	(0.21)		(0.29)		(0.37)		(0.35)	(0.29)	(0.19)

Net realized gain	—		(0.55)		(4.90)		(2.57)	(1.44)	(0.37)

Total dividends and distributions	(0.21)		(0.84)		(5.27)		(2.92)	(1.73)	(0.56)

Net asset value, end of period	$14.72		$15.49		$11.45		$25.08	$27.47	$25.48

Total return(b)	(3.73)%		44.79%		(40.19)%		1.23%	15.34%	7.57%

Net assets, end of period, (000’s)	$50,216		$57,578		$46,447		$99,861	$112,897	$101,156

Ratios to average net assets:
Total expenses	0.57	%(c)	0.62	%(d)	0.56	%(d)	0.53%	0.52%	0.52%

Net investment income	1.16	%(c)	1.47	%(d)	1.45	%(d)	1.23%	1.15%	1.05%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	—	—	—

Supplemental data:
Portfolio turnover(f)	13%		13%		32%		17%	17%	17%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total return.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,720.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 12—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco V.I. Select Dimensions Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees of other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Invesco V.I. Select Dimensions Balanced Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,3]	Ratio[3]
Series I	$1,000.00	$959.20	$4.03	$1,020.68	$4.16	0.83%

Series II	1,000.00	958.10	5.24	1,019.44	5.41	1.08

Invesco V.I. Select Dimensions Dividend Growth Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,3]	Ratio[3]
Series I	$1,000.00	$929.90	$3.49	$1,021.17	$3.66	0.73%

Series II	1,000.00	928.70	4.69	1,019.93	4.91	0.98

Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,3]	Ratio[3]
Series I	$1,000.00	$964.10	$1.56	$1,023.21	$1.61	0.32%

Series II	1,000.00	962.70	2.77	1,021.97	2.86	0.57

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
[3]	Effective on June 1, 2010, the expense limit rate changed for all classes of each fund. The annualized expense ratios, the actual expenses paid and the hypothetical expenses paid restated as if the rate changes had been in effect throughout the entire most recent fiscal half year for each fund are as follows:

			HYPOTHETICAL
			(5% annual return before
	ACTUAL		expenses)
	Restated Expenses		Restated Expenses		Restated
	Paid During		Paid During		Annualized
	Period		Period		Expense Ratio
Share Class	Series I	Series II	Series I	Series II	Series I	Series II
Invesco V.I. Select Dimensions Balanced Fund	$3.98	$5.19	$4.11	$5.36	0.82%	1.07%

Invesco V.I. Select Dimensions Dividend Growth Fund	3.45	4.64	3.61	4.86	0.72	0.97

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	1.80	3.02	1.86	3.11	0.37	0.62

Invesco V.I. Select Dimensions Funds

Approval of Investment Advisory and Sub-advisory Agreements
(Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve annually the renewal of each series portfolio of Invesco Variable Insurance Funds (each, a Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add each Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). In doing so, the Board determined that the investment advisory agreements are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
Each Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (each, an Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, no Fund had any assets or any performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of each Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

1.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to each Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

2.	Fund Performance
Each Fund will retain the performance track record of its Acquired Fund. The Board considered the performance of each Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed each Acquired Fund. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of any Fund.

3.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of each Fund is the same as that of its Acquired Fund, that the board of each Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of each Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of each Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to each Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on any Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of each Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that each Fund’s advisory and sub-advisory fees were fair and reasonable.

4.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

5.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that each Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under each Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

6.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with each Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the

Invesco V.I. Select Dimensions Funds

performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to each Fund and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that any Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by each Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Select Dimensions Funds

Proxy Results

Special Meetings (“Meetings”) of Shareholders of Morgan Stanley Select Dimensions Investment Series — Balanced Portfolio, Morgan Stanley Select Dimensions Investment Series — Dividend Growth Portfolio and Morgan Stanley Select Dimensions Investment Series — Equally Weighted S&P 500 Portfolio were held on Tuesday, May 11, 2010. The Meetings were held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization.
	Morgan Stanley Select Dimensions Investment Series — Balanced Portfolio	2,988,457	60,378	210,082	0
	Morgan Stanley Select Dimensions Investment Series — Dividend Growth Portfolio	6,151,950	181,214	443,507	0
	Morgan Stanley Select Dimensions Investment Series — Equally Weighted S&P 500 Portfolio	5,771,820	206,452	350,088	0

Invesco V.I. Select Dimensions Funds

Invesco V.I. Small Cap Equity Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VISCE-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-0.78%
Series II Shares	-0.95
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 2000 Index▼ (Style-Specific Index)	-1.95
Lipper VUF Small-Cap Core Funds Index▼ (Peer Group Index)	-2.47

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (8/29/03)	4.78%
5 Years	1.93
1 Year	15.87

Series II Shares
Inception (8/29/03)	4.54%
5 Years	1.67
1 Year	15.47
The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.09% and 1.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.90%
Advertising–1.03%
Interpublic Group of Cos., Inc. (The)(b)	302,336	$2,155,656

Aerospace & Defense–1.93%
AAR Corp.(b)	100,393	1,680,579

Aerovironment Inc.(b)	44,567	968,441

Curtiss-Wright Corp.	47,488	1,379,051

		4,028,071

Agricultural Products–0.97%
Corn Products International, Inc.	67,093	2,032,918

Air Freight & Logistics–0.89%
UTI Worldwide, Inc.	149,682	1,853,063

Airlines–1.15%
Allegiant Travel Co.	39,260	1,676,009

Continental Airlines, Inc.–Class B(b)	32,597	717,134

		2,393,143

Apparel Retail–2.79%
Citi Trends Inc.(b)	63,709	2,098,574

Genesco Inc.(b)	76,408	2,010,295

J. Crew Group, Inc.(b)	46,739	1,720,463

		5,829,332

Apparel, Accessories & Luxury Goods–3.27%
Carter’s, Inc.(b)	78,121	2,050,676

Hanesbrands, Inc.(b)	92,867	2,234,380

Phillips-Van Heusen Corp.	54,964	2,543,185

		6,828,241

Application Software–3.30%
Parametric Technology Corp.(b)	123,435	1,934,227

Quest Software, Inc.(b)	123,601	2,229,762

TIBCO Software Inc.(b)	226,717	2,734,207

		6,898,196

Asset Management & Custody Banks–1.75%
Affiliated Managers Group, Inc.(b)	23,905	1,452,707

SEI Investments Co.	108,242	2,203,807

		3,656,514

Auto Parts & Equipment–1.11%
TRW Automotive Holdings Corp.(b)	84,100	2,318,637

Automotive Retail–0.74%
Penske Automotive Group, Inc.(b)	136,330	1,548,709

	Shares
Biotechnology–0.26%
InterMune, Inc.(b)	58,267	544,796

Casinos & Gaming–0.83%
Bally Technologies Inc.(b)	53,690	1,739,019

Communications Equipment–2.89%
Comtech Telecommunications Corp.(b)	50,100	1,499,493

JDS Uniphase Corp.(b)	258,484	2,543,482

Tellabs, Inc.	312,640	1,997,770

		6,040,745

Construction, Farm Machinery & Heavy Trucks–1.84%
Titan International, Inc.	245,661	2,449,240

Trinity Industries, Inc.	78,783	1,396,035

		3,845,275

Data Processing & Outsourced Services–0.95%
Wright Express Corp.(b)	66,601	1,978,050

Diversified Chemicals–0.93%
FMC Corp.	33,978	1,951,357

Diversified Metals & Mining–1.05%
Compass Minerals International, Inc.	31,302	2,199,905

Electrical Components & Equipment–3.15%
Baldor Electric Co.	61,013	2,201,349

Belden Inc.	90,184	1,984,048

GrafTech International Ltd.(b)	163,142	2,385,136

		6,570,533

Electronic Equipment & Instruments–1.71%
OSI Systems, Inc.(b)	93,270	2,590,108

Rofin-Sinar Technologies, Inc.(b)	47,559	990,178

		3,580,286

Environmental & Facilities Services–2.95%
ABM Industries Inc.	122,037	2,556,675

Team, Inc.(b)	125,980	1,644,039

Waste Connections, Inc.(b)	56,183	1,960,225

		6,160,939

Gas Utilities–1.53%
Energen Corp.	33,993	1,506,909

UGI Corp.	66,629	1,695,042

		3,201,951

Health Care Distributors–0.85%
Owens & Minor, Inc.	62,626	1,777,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Equipment–0.85%
Invacare Corp.	85,778	$1,779,036

Health Care Facilities–1.48%
Hanger Orthopedic Group, Inc.(b)	12,749	228,972

Universal Health Services, Inc.–Class B	74,919	2,858,160

		3,087,132

Health Care Services–1.69%
Emdeon, Inc.–Class A(b)	122,769	1,538,296

Gentiva Health Services, Inc.(b)	74,025	1,999,415

		3,537,711

Health Care Supplies–1.29%
Cooper Cos., Inc. (The)	67,643	2,691,515

Health Care Technology–0.71%
Omnicell, Inc.(b)	126,480	1,478,551

Home Furnishings–0.83%
Ethan Allen Interiors Inc.	124,262	1,738,425

Industrial Machinery–2.92%
Gardner Denver Inc.	49,685	2,215,454

IDEX Corp.	70,431	2,012,214

Valmont Industries, Inc.	25,737	1,870,050

		6,097,718

Insurance Brokers–0.90%
Arthur J. Gallagher & Co.	77,078	1,879,162

Integrated Telecommunication Services–1.79%
Alaska Communications Systems Group Inc.	212,271	1,802,181

Cincinnati Bell Inc.(b)	642,408	1,933,648

		3,735,829

Internet Software & Services–2.09%
GSI Commerce, Inc.(b)	82,867	2,386,570

Open Text Corp. (Canada)(b)	52,928	1,986,917

		4,373,487

Investment Banking & Brokerage–0.82%
KBW Inc.(b)	80,013	1,715,479

IT Consulting & Other Services–0.87%
CACI International Inc.–Class A(b)	42,845	1,820,056

Life Sciences Tools & Services–1.63%
Dionex Corp.(b)	27,909	2,078,104

eResearch Technology, Inc.(b)	168,724	1,329,545

		3,407,649

Metal & Glass Containers–0.95%
AptarGroup, Inc.	52,148	1,972,237

Movies & Entertainment–0.98%
World Wrestling Entertainment, Inc.–Class A	131,257	2,042,359

Office REIT’s–1.99%
Alexandria Real Estate Equities, Inc.	27,924	1,769,544

Digital Realty Trust, Inc.	41,500	2,393,720

		4,163,264

Oil & Gas Equipment & Services–2.86%
Complete Production Services, Inc.(b)	152,669	2,183,167

Dresser-Rand Group, Inc.(b)	66,530	2,099,021

Oceaneering International, Inc.(b)	37,650	1,690,485

		5,972,673

Oil & Gas Exploration & Production–3.64%
Arena Resources, Inc.(b)	49,379	1,575,190

Comstock Resources, Inc.(b)	70,120	1,943,726

Forest Oil Corp.(b)	81,315	2,224,779

Penn Virginia Corp.	92,669	1,863,574

		7,607,269

Packaged Foods & Meats–2.16%
Flowers Foods, Inc.	83,508	2,040,101

TreeHouse Foods, Inc.(b)	53,902	2,461,165

		4,501,266

Pharmaceuticals–3.20%
Biovail Corp. (Canada)	137,916	2,653,504

ViroPharma Inc.(b)	191,748	2,149,495

VIVUS, Inc.(b)	196,208	1,883,597

		6,686,596

Property & Casualty Insurance–1.46%
FPIC Insurance Group, Inc.(b)	53,829	1,380,714

Hanover Insurance Group Inc. (The)	38,349	1,668,181

		3,048,895

Regional Banks–7.07%
BancFirst Corp.	54,989	2,006,549

Columbia Banking System, Inc.	112,769	2,059,162

Commerce Bancshares, Inc.	47,440	1,707,366

Community Trust Bancorp, Inc.	58,255	1,462,200

First Financial Bankshares, Inc.	28,362	1,363,928

First Midwest Bancorp, Inc.	169,623	2,062,616

FirstMerit Corp.	104,562	1,791,147

Zions Bancorp.	106,716	2,301,864

		14,754,832

Restaurants–3.90%
Brinker International, Inc.	124,939	1,806,618

DineEquity, Inc.(b)	57,110	1,594,511

Papa John’s International, Inc.(b)	58,459	1,351,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Restaurants–(continued)

Sonic Corp.(b)	148,207	$1,148,604

Texas Roadhouse, Inc.(b)	177,446	2,239,369

		8,140,674

Semiconductor Equipment–1.97%
ATMI, Inc.(b)	19,011	278,321

Cymer, Inc.(b)	59,418	1,784,917

MKS Instruments, Inc.(b)	108,969	2,039,899

		4,103,137

Semiconductors–1.02%
Semtech Corp.(b)	129,930	2,126,954

Specialized REIT’s–2.57%
LaSalle Hotel Properties	115,748	2,380,936

Senior Housing Properties Trust	78,746	1,583,582

Universal Health Realty Income Trust	43,789	1,406,941

		5,371,459

Specialty Chemicals–1.35%
PolyOne Corp.(b)	249,425	2,100,158

Zep, Inc.	41,434	722,609

		2,822,767

Systems Software–1.68%
Ariba Inc.(b)	219,967	3,504,074

Technology Distributors–0.88%
Ingram Micro Inc.–Class A(b)	121,133	1,840,010

Trading Companies & Distributors–1.06%
Beacon Roofing Supply, Inc.(b)	122,867	2,214,063

Trucking–2.08%
Landstar System, Inc.	52,132	2,032,627

Old Dominion Freight Line, Inc.(b)	65,553	2,303,532

		4,336,159

Water Utilities–0.34%
Cascal N.V. (United Kingdom)	105,469	706,642

Total Common Stocks & Other Equity Interests (Cost $192,593,266)		202,389,742

Money Market Funds–2.55%
Liquid Assets Portfolio–Institutional Class(c)	2,669,802	2,669,802

Premier Portfolio–Institutional Class(c)	2,669,802	2,669,802

Total Money Market Funds (Cost $5,339,604)		5,339,604

TOTAL INVESTMENTS–99.45% (Cost $197,932,870)		207,729,346

OTHER ASSETS LESS LIABILITIES–0.55%		1,139,790

NET ASSETS–100.00%		$208,869,136

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Industrials	17.9%

Information Technology	17.4

Financials	16.5

Consumer Discretionary	15.5

Health Care	12.0

Energy	6.5

Materials	4.3

Consumer Staples	3.1

Utilities	1.9

Telecommunication Services	1.8

Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $192,593,266)	$202,389,742

Investments in affiliated money market funds, at value and cost	5,339,604

Total investments, at value (Cost $197,932,870)	207,729,346

Receivables for:
Investments sold	544,131

Fund shares sold	722,443

Dividends	259,870

Investment for trustee deferred compensation and retirement plans	14,369

Other assets	1,281

Total assets	209,271,440

Liabilities:
Payables for:
Investments purchased	149,053

Fund shares reacquired	33,918

Accrued fees to affiliates	157,682

Accrued other operating expenses	36,821

Trustee deferred compensation and retirement plans	24,830

Total liabilities	402,304

Net assets applicable to shares outstanding	$208,869,136

Net assets consist of:
Shares of beneficial interest	$237,240,412

Undistributed net investment income (loss)	(189,009)

Undistributed net realized gain (loss)	(37,978,743)

Unrealized appreciation	9,796,476

$208,869,136

Net Assets:
Series I	$188,426,241

Series II	$20,442,895

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	14,769,245

Series II	1,625,737

Series I:
Net asset value per share	$12.76

Series II:
Net asset value per share	$12.57

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,584)	$972,204

Dividends from affiliated money market funds (includes securities lending income of $11,834)	15,665

Total investment income	987,869

Expenses:
Advisory fees	786,425

Administrative services fees	288,762

Custodian fees	5,939

Distribution fees — Series II	23,098

Transfer agent fees	10,026

Trustees’ and officers’ fees and benefits	11,995

Other	30,987

Total expenses	1,157,232

Less: Fees waived	(4,419)

Net expenses	1,152,813

Net investment income (loss)	(164,944)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	940,912

Change in net unrealized appreciation (depreciation) of investment securities	(4,750,410)

Net realized and unrealized gain (loss)	(3,809,498)

Net increase (decrease) in net assets resulting from operations	$(3,974,442)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(164,944)	$(40,537)

Net realized gain (loss)	940,912	(20,760,004)

Change in net unrealized appreciation (depreciation)	(4,750,410)	54,460,389

Net increase (decrease) in net assets resulting from operations	(3,974,442)	33,659,848

Distributions to shareholders from net investment income:
Series I	—	(278,362)

Series II	—	(15,577)

Total distributions from net investment income	—	(293,939)

Share transactions–net:
Series I	12,871,293	(4,469,997)

Series II	6,975,585	6,233,450

Net increase in net assets resulting from share transactions	19,846,878	1,763,453

Net increase in net assets	15,872,436	35,129,362

Net assets:
Beginning of period	192,996,700	157,867,338

End of period (includes undistributed net investment income (loss) of $(189,009) and $(24,065), respectively)	$208,869,136	$192,996,700

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund, formerly AIM V.I. Small Cap Equity Fund, (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Small Cap Equity Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.
Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Small Cap Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $4,419.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.

Invesco V.I. Small Cap Equity Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $263,967 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$207,729,346	$—	$—	$207,729,346

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $95,723.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,506 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

Invesco V.I. Small Cap Equity Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$12,193,641

December 31, 2017	22,760,741

Total capital loss carryforward	$34,954,382

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $56,095,759 and $40,384,615, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,572,866

Aggregate unrealized (depreciation) of investment securities	(17,185,604)

Net unrealized appreciation of investment securities	$6,387,262

Cost of investments for tax purposes is $201,342,084.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	2,718,516	$38,295,936	3,683,269	$39,156,749

Series II	590,353	7,945,765	780,951	8,298,387

Issued as reinvestment of dividends:
Series I	—	—	22,558	278,362

Series II	—	—	1,279	15,577

Reacquired:
Series I	(1,863,841)	(25,424,643)	(4,128,279)	(43,905,108)

Series II	(71,511)	(970,180)	(204,276)	(2,080,514)

Net increase in share activity	1,373,517	$19,846,878	155,502	$1,763,453

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Small Cap Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$12.86	$(0.01)	$(0.09)	$(0.10)	$—	$—	$—	$12.76	(0.78)%	$188,426	1.07	%(d)	1.07	%(d)	(0.13	)%(d)	20%
Year ended 12/31/09	10.62	(0.00)	2.26	2.26	(0.02)	—	(0.02)	12.86	21.29	178,949	1.09		1.09		(0.01)		46
Year ended 12/31/08	15.53	0.02	(4.88)	(4.86)	—	(0.05)	(0.05)	10.62	(31.31)	152,310	1.09		1.09		0.16		55
Year ended 12/31/07	15.19	(0.01)	0.81	0.80	(0.01)	(0.45)	(0.46)	15.53	5.19	168,286	1.12		1.15		(0.07)		45
Year ended 12/31/06	13.46	(0.01)	2.37	2.36	—	(0.63)	(0.63)	15.19	17.44	93,243	1.15		1.33		(0.06)		52
Year ended 12/31/05	12.45	(0.06)	1.07	1.01	—	—	—	13.46	8.11	42,752	1.22		1.57		(0.44)		70

Series II
Six months ended 06/30/10	12.69	(0.03)	(0.09)	(0.12)	—	—	—	12.57	(0.95)	20,443	1.32	(d)	1.32	(d)	(0.38	)(d)	20
Year ended 12/31/09	10.51	(0.03)	2.23	2.20	(0.02)	—	(0.02)	12.69	20.90	14,048	1.34		1.34		(0.26)		46
Year ended 12/31/08	15.39	0.00	(4.83)	(4.83)	—	(0.05)	(0.05)	10.51	(31.40)	5,557	1.34		1.34		(0.09)		55
Year ended 12/31/07	15.10	(0.05)	0.79	0.74	—	(0.45)	(0.45)	15.39	4.84	32	1.37		1.40		(0.32)		45
Year ended 12/31/06	13.41	(0.04)	2.36	2.32	—	(0.63)	(0.63)	15.10	17.20	854	1.40		1.58		(0.31)		52
Year ended 12/31/05	12.43	(0.08)	1.06	0.98	—	—	—	13.41	7.88	679	1.42		1.82		(0.64)		70

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,432,514 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Small Cap Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $194,239 and $18,631 for Series I and Series II shares, respectively.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$992.20	$5.29	$1,019.49	$5.36	1.07%

Series II	1,000.00	990.50	6.51	1,018.25	6.61	1.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Small Cap Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Small Cap Equity Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Small-Cap Core Index. The Board noted that the performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board noted that the investment management team has a conservative, quality bias that underperformed during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund. The Board also noted that Invesco Advisers serves as a sub-adviser to two mutual funds and that the effective fee sub-advisory rate is below the effective fee advisory rate for the Fund.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VITEC-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-8.26%

Series II Shares	-8.40

S&P 500 Index▼ (Broad Market Index)	-6.64

BofA Merrill Lynch 100 Technology Index▼ (Style-Specific Index)	-8.41

Lipper VUF Science & Technology Funds Category Average▼ (Peer Group)	-6.98

▼Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
The BofA Merrill Lynch 100 Technology Index is a price-only equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.
The Lipper VUF Science & Technology Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Science & Technology Funds category.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (5/20/97)	1.53%

10 Years	-11.88

5 Years	0.78

1 Year	18.39

Series II Shares

10 Years	-12.12%

5 Years	0.50

1 Year	18.07

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.20% and 1.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.46%
Application Software–5.28%
Autodesk, Inc.(b)	45,231	$1,101,827

NICE Systems Ltd.–ADR (Israel)	69,746	1,777,826

Quest Software, Inc.(b)	63,951	1,153,676

TIBCO Software Inc.(b)	117,238	1,413,890

		5,447,219

Communications Equipment–9.60%
Ciena Corp.(b)	52,587	666,803

Cisco Systems, Inc.(b)	127,198	2,710,589

Finisar Corp.(b)(c)	31,448	468,575

JDS Uniphase Corp.(b)	105,735	1,040,432

Plantronics, Inc.	42,456	1,214,242

Polycom, Inc.(b)	33,143	987,330

QUALCOMM Inc.	63,177	2,074,733

Research In Motion Ltd. (Canada)(b)	14,938	735,846

		9,898,550

Computer Hardware–12.05%
Apple Inc.(b)	30,196	7,595,200

Dell, Inc.(b)	61,505	741,750

Hewlett-Packard Co.	94,655	4,096,669

		12,433,619

Computer Storage & Peripherals–6.91%
EMC Corp.(b)	174,523	3,193,771

NetApp, Inc.(b)	27,344	1,020,205

QLogic Corp.(b)	71,875	1,194,562

Seagate Technology(b)	58,025	756,646

Western Digital Corp.(b)	31,993	964,909

		7,130,093

Data Processing & Outsourced Services–3.58%
Alliance Data Systems Corp.(b)(c)	29,425	1,751,376

MasterCard, Inc.–Class A	5,444	1,086,241

Western Union Co.	57,260	853,747

		3,691,364

Electronic Components–2.17%
Corning Inc.	71,857	1,160,491

Dolby Laboratories Inc.–Class A(b)	17,212	1,079,020

		2,239,511

Electronic Equipment & Instruments–0.79%
Cogent Inc.(b)	89,947	810,422

	Shares
Electronic Manufacturing Services–4.93%
Flextronics International Ltd. (Singapore)(b)	335,887	1,880,967

Jabil Circuit, Inc.	41,496	551,897

Tyco Electronics Ltd. (Switzerland)	104,334	2,647,997

		5,080,861

Home Entertainment Software–0.65%
Nintendo Co., Ltd. (Japan)	2,300	670,171

Internet Retail–1.22%
Amazon.com, Inc.(b)	11,495	1,255,944

Internet Software & Services–6.72%
Google Inc.–Class A(b)	9,599	4,271,075

GSI Commerce, Inc.(b)	44,192	1,272,730

VeriSign, Inc.(b)	26,276	697,628

Yahoo! Inc.(b)	49,973	691,126

		6,932,559

IT Consulting & Other Services–6.59%
Amdocs Ltd.(b)	44,071	1,183,306

Cognizant Technology Solutions Corp.–Class A(b)	84,550	4,232,573

International Business Machines Corp.	11,210	1,384,211

		6,800,090

Other Diversified Financial Services–0.93%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $3,149,655)(d)(e)	—	958,423

Semiconductor Equipment–4.16%
Applied Materials, Inc.	129,394	1,555,316

ASML Holding N.V.–New York Shares (Netherlands)	64,396	1,768,958

Cymer, Inc.(b)	32,309	970,562

		4,294,836

Semiconductors–13.79%
Avago Technologies Ltd. (Singapore)(b)	95,719	2,015,842

Intel Corp.	174,354	3,391,185

Marvell Technology Group Ltd.(b)	191,217	3,013,580

Microsemi Corp.(b)	126,482	1,850,432

ON Semiconductor Corp.(b)	245,289	1,564,944

Semtech Corp.(b)	73,731	1,206,976

Xilinx, Inc.	46,991	1,186,993

		14,229,952

Systems Software–13.88%
Ariba Inc.(b)	135,516	2,158,770

Check Point Software Technologies Ltd. (Israel)(b)	112,696	3,322,278

McAfee Inc.(b)	34,320	1,054,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

	Shares	Value

Systems Software–(continued)

Microsoft Corp.	155,470	$3,577,365

Oracle Corp.	93,925	2,015,631

Rovi Corp.(b)	15,298	579,947

SonicWALL, Inc.(b)	65,159	765,618

Symantec Corp.(b)	60,523	840,059

		14,313,978

Technology Distributors–1.21%
Anixter International Inc.(b)	29,410	1,252,866

Total Common Stocks & Other Equity Interests (Cost $91,307,213)		97,440,458

Money Market Funds–5.74%
Liquid Assets Portfolio–Institutional Class(f)(g)	2,959,764	2,959,764

Premier Portfolio–Institutional Class(f)	2,959,764	2,959,764

Total Money Market Funds (Cost $5,919,528)		5,919,528

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.20% (Cost $97,226,741)		103,359,986

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.67%
Liquid Assets Portfolio–Institutional Class (Cost $1,723,524)(f)(g)	1,723,524	1,723,524

TOTAL INVESTMENTS–101.87% (Cost $98,950,265)		105,083,510

OTHER ASSETS LESS LIABILITIES–(1.87)%		(1,932,714)

NET ASSETS–100.00%		$103,150,796

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2010 represented 0.93% of the Fund’s Net Assets.
(e)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Information Technology	92.3%

Consumer Discretionary	1.2

Financials	0.9

Money Market Funds Plus Other Assets Less Liabilities	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $91,307,213)*	$97,440,458

Investments in affiliated money market funds, at value and cost	7,643,052

Total investments, at value (Cost $98,950,265)	105,083,510

Foreign currencies, at value (Cost $27,466)	27,202

Receivables for:
Fund shares sold	35,519

Dividends	43,324

Investment for trustee deferred compensation and retirement plans	26,228

Other assets	2,228

Total assets	105,218,011

Liabilities:
Payables for:
Fund shares reacquired	204,697

Collateral upon return of securities loaned	1,723,524

Accrued fees to affiliates	73,790

Accrued other operating expenses	23,641

Trustee deferred compensation and retirement plans	41,563

Total liabilities	2,067,215

Net assets applicable to shares outstanding	$103,150,796

Net assets consist of:
Shares of beneficial interest	$141,528,703

Undistributed net investment income	1,474,177

Undistributed net realized gain (loss)	(45,985,065)

Unrealized appreciation	6,132,981

$103,150,796

Net Assets:
Series I	$102,622,723

Series II	$528,073

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	8,483,171

Series II	44,411

Series I:
Net asset value per share	$12.10

Series II:
Net asset value per share	$11.89

*	At June 30, 2010, securities with an aggregate value of $1,664,919 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,429)	$332,350

Dividends from affiliated money market funds (includes securities lending income of $4,177)	6,390

Total investment income	338,740

Expenses:
Advisory fees	440,049

Administrative services fees	169,073

Custodian fees	4,612

Distribution fees:
Distribution fees — Series II	600

Transfer agent fees	14,405

Trustees’ and officers’ fees and benefits	10,672

Other	25,432

Total expenses	664,843

Less: Fees waived	(2,973)

Net expenses	661,870

Net investment income (loss)	(323,130)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,892,766

Foreign currencies	680

1,893,446

Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,050,080)

Foreign currencies	(25)

(11,050,105)

Net realized and unrealized gain (loss)	(9,156,659)

Net increase (decrease) in net assets resulting from operations	$(9,479,789)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(323,130)	$(246,156)

Net realized gain (loss)	1,893,446	(7,709,275)

Change in net unrealized appreciation (depreciation)	(11,050,105)	49,818,541

Net increase (decrease) in net assets resulting from operations	(9,479,789)	41,863,110

Share transactions–net:
Series I	(7,312,805)	6,048,496

Series II	158,354	212,164

Net increase (decrease) in net assets resulting from share transactions	(7,154,451)	6,260,660

Net increase (decrease) in net assets	(16,634,240)	48,123,770

Net assets:
Beginning of period	119,785,036	71,661,266

End of period (includes undistributed net investment income of $1,474,177 and $1,797,307, respectively)	$103,150,796	$119,785,036

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Technology Fund, formerly AIM V.I. Technology Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco V.I. Technology Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual

Invesco V.I. Technology Fund

results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Technology Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $2,973.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $144,278 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

Invesco V.I. Technology Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the period January 1, 2010 to June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$103,454,916	$670,171	$958,423	$105,083,510

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $5,780.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,425 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $47,527,413 of capital loss carryforward in the fiscal year ending December 31, 2010.

Invesco V.I. Technology Fund

  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$33,793,498

December 31, 2016	2,325,578

December 31, 2017	11,408,337

Total capital loss carryforward	$47,527,413

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $14,288,005 and $22,920,563, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,605,270

Aggregate unrealized (depreciation) of investment securities	(9,670,544)

Net unrealized appreciation of investment securities	$7,934,726

Cost of investments for tax purposes is $97,148,784.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	1,038,904	$13,819,290	2,735,605	$28,624,111

Series II	14,176	182,113	21,914	249,444

Reacquired:
Series I	(1,604,745)	(21,132,095)	(2,226,031)	(22,575,615)

Series II	(1,855)	(23,759)	(3,726)	(37,280)

Net increase (decrease) in share activity	(553,520)	$(7,154,451)	527,762	$6,260,660

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Technology Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
				Net gains					to average		to average net		Ratio of net
	Net asset	Net		(losses) on					net assets		assets without		investment
	value,	investment		securities (both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/10	$13.19	$(0.04	)(c)	$(1.05)	$(1.09)	$12.10	(8.26)%	$102,623	1.12	%(d)	1.13	%(d)	(0.54	)%(d)	13%
Year ended 12/31/09	8.38	(0.03	)(c)	4.84	4.81	13.19	57.40	119,369	1.18		1.19		(0.27)		42
Year ended 12/31/08	15.10	0.01	(c)	(6.73)	(6.72)	8.38	(44.50)	71,546	1.15		1.16		0.05		81
Year ended 12/31/07	14.02	(0.06)		1.14	1.08	15.10	7.70	158,739	1.10		1.10		(0.38)		59
Year ended 12/31/06	12.69	(0.08)		1.41	1.33	14.02	10.48	173,321	1.12		1.12		(0.54)		116
Year ended 12/31/05	12.42	(0.07)		0.34	0.27	12.69	2.17	190,700	1.12		1.12		(0.60)		114

Series II
Six months ended 06/30/10	12.98	(0.05	)(c)	(1.04)	(1.09)	11.89	(8.40)	528	1.37	(d)	1.38	(d)	(0.79	)(d)	13
Year ended 12/31/09	8.26	(0.06	)(c)	4.78	4.72	12.98	57.14	417	1.43		1.44		(0.52)		42
Year ended 12/31/08	14.95	(0.02	)(c)	(6.67)	(6.69)	8.26	(44.75)	115	1.40		1.41		(0.20)		81
Year ended 12/31/07	13.91	(0.10)		1.14	1.04	14.95	7.48	130	1.35		1.35		(0.63)		59
Year ended 12/31/06	12.62	(0.12)		1.41	1.29	13.91	10.22	134	1.37		1.37		(0.79)		116
Year ended 12/31/05	12.39	(0.11)		0.34	0.23	12.62	1.86	142	1.37		1.37		(0.85)		114

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $117,835 and $484 for Series I and Series II shares, respectively.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$917.40	$5.32	$1,019.24	$5.61	1.12%

Series II	1,000.00	916.00	6.51	1,018.00	6.85	1.37

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Technology Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Technology Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Science & Technology Index. The Board noted that the performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that Invesco Advisers made changes to the Fund’s portfolio management team in 2008 and added a co-manager in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund Semiannual Report to Shareholders ■ June 30, 2010

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIUTI-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-7.99%

Series II Shares	-8.18

S&P 500 Index▼ (Broad Market Index)	-6.64

S&P 500 Utilities Index▼ (Style-Specific Index)	-7.14

Lipper VUF Utility Funds Category Average▼(Peer Group)	-7.66

▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500 Utilities Index is an unmanaged index considered representative of the utilities market.
     The Lipper VUF Utility Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Utility Funds category.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/10

Series I Shares

Inception (12/30/94)	5.70%

10 Years	-0.02

5 Years	2.76

1 Year	5.51

Series II Shares

10 Years	-0.27%

5 Years	2.48

1 Year	5.15

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.94% and 1.19%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.05% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Utilities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

Invesco V.I. Utilities Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–98.12%
Electric Utilities–45.10%
American Electric Power Co., Inc.	77,283	$2,496,241

Duke Energy Corp.	123,952	1,983,232

E.ON AG (Germany)	53,357	1,436,652

Edison International	78,139	2,478,569

Entergy Corp.	41,886	2,999,875

Exelon Corp.	47,435	1,801,107

FirstEnergy Corp.	53,693	1,891,605

NextEra Energy, Inc.	26,512	1,292,725

Northeast Utilities	59,859	1,525,207

Pepco Holdings, Inc.	152,313	2,388,268

Portland General Electric Co.	127,636	2,339,568

PPL Corp.	95,357	2,379,157

Southern Co.	75,289	2,505,618

		27,517,824

Gas Utilities–8.45%
AGL Resources Inc.	44,203	1,583,351

EQT Corp.	21,018	759,591

ONEOK, Inc.	40,857	1,767,065

Questar Corp.(b)	17,541	283,287

UGI Corp.	29,949	761,903

		5,155,197

Independent Power Producers & Energy Traders–3.25%
NRG Energy, Inc.(b)	93,586	1,984,959

Integrated Oil & Gas–0.69%
QEP Resources Inc.(b)	13,692	422,124

Integrated Telecommunication Services–4.52%
AT&T Inc.	50,663	1,225,538

Verizon Communications Inc.	54,675	1,531,993

		2,757,531

Multi-Utilities–31.45%
CMS Energy Corp.	205,431	3,009,564

Dominion Resources, Inc.	77,828	3,015,057

National Grid PLC (United Kingdom)	320,668	2,361,719

PG&E Corp.	70,436	2,894,920

Public Service Enterprise Group, Inc.	65,698	2,058,318

Sempra Energy	43,756	2,047,343

Wisconsin Energy Corp.	23,501	1,192,441

Xcel Energy, Inc.	126,774	2,612,812

		19,192,174

Oil & Gas Storage & Transportation–4.66%
El Paso Corp.	54,162	601,740

Southern Union Co.	44,355	969,600

Williams Cos., Inc. (The)	69,599	1,272,270

		2,843,610

Total Common Stocks (Cost $57,369,267)		59,873,419

Money Market Funds–1.85%
Liquid Assets Portfolio–Institutional Class(c)	564,038	564,038

Premier Portfolio–Institutional Class(c)	564,038	564,038

Total Money Market Funds (Cost $1,128,076)		1,128,076

TOTAL INVESTMENTS–99.97% (Cost $58,497,343)		61,001,495

OTHER ASSETS LESS LIABILITIES–0.03%		18,385

NET ASSETS–100.00%		$61,019,880

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Utilities	89.7%

Telecommunication Services	4.5

Energy	3.9

Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Utilities Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $57,369,267)	$59,873,419

Investments in affiliated money market funds, at value and cost	1,128,076

Total investments, at value (Cost $58,497,343)	61,001,495

Receivables for:
Investments sold	130,299

Fund shares sold	8,272

Dividends	323,200

Fund expenses absorbed	5,846

Investment for trustee deferred compensation and retirement plans	33,418

Other assets	2,114

Total assets	61,504,644

Liabilities:
Payables for:
Investments purchased	287,444

Fund shares reacquired	88,304

Accrued fees to affiliates	39,517

Accrued other operating expenses	23,626

Trustee deferred compensation and retirement plans	45,873

Total liabilities	484,764

Net assets applicable to shares outstanding	$61,019,880

Net assets consist of:
Shares of beneficial interest	$58,213,356

Undistributed net investment income	3,493,627

Undistributed net realized gain (loss)	(3,191,477)

Unrealized appreciation	2,504,374

$61,019,880

Net Assets:
Series I	$59,529,165

Series II	$1,490,715

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	4,460,536

Series II	112,468

Series I:
Net asset value per share	$13.35

Series II:
Net asset value per share	$13.25

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $15,446)	$1,479,985

Dividends from affiliated money market funds (includes securities lending income of $8,025)	9,401

Total investment income	1,489,386

Expenses:
Advisory fees	200,575

Administrative services fees	99,874

Custodian fees	3,838

Distribution fees — Series II	2,024

Transfer agent fees	10,627

Trustees’ and officers’ fees and benefits	9,954

Professional services fees	18,079

Other	4,734

Total expenses	349,705

Less: Fees waived	(39,315)

Net expenses	310,390

Net investment income	1,178,996

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	756,400

Foreign currencies	9,569

765,969

Change in net unrealized appreciation (depreciation) of:
Investment securities	(7,464,782)

Foreign currencies	(5,634)

(7,470,416)

Net realized and unrealized gain (loss)	(6,704,447)

Net increase (decrease) in net assets resulting from operations	$(5,525,451)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Utilities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$1,178,996	$2,365,392

Net realized gain (loss)	765,969	(3,566,259)

Change in net unrealized appreciation (depreciation)	(7,470,416)	9,982,838

Net increase (decrease) in net assets resulting from operations	(5,525,451)	8,781,971

Distributions to shareholders from net investment income:
Series I	—	(3,146,581)

Series II	—	(69,727)

Total distributions from net investment income	—	(3,216,308)

Distributions to shareholders from net realized gains:
Series I	—	(793,124)

Series II	—	(19,073)

Total distributions from net realized gains	—	(812,197)

Share transactions–net:
Series I	(5,753,037)	(14,677,265)

Series II	(74,688)	(124,013)

Net increase (decrease) in net assets resulting from share transactions	(5,827,725)	(14,801,278)

Net increase (decrease) in net assets	(11,353,176)	(10,047,812)

Net assets:
Beginning of period	72,373,056	82,420,868

End of period (includes undistributed net investment income of $3,493,627 and $2,314,631, respectively)	$61,019,880	$72,373,056

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Utilities Fund, formerly AIM V.I. Utilities Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objectives are long-term growth of capital and secondarily, current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

Invesco V.I. Utilities Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco V.I. Utilities Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Utilities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.60% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.93% and Series II shares to 1.18% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $39,315.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2010, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $75,079 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Utilities Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$57,203,124	$3,798,371	$—	$61,001,495

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,374 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$3,645,250

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $2,910,356 and $4,800,948, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,907,980

Aggregate unrealized (depreciation) of investment securities	(4,716,024)

Net unrealized appreciation of investment securities	$2,191,956

Cost of investments for tax purposes is $58,809,539.

Invesco V.I. Utilities Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	281,741	$3,950,655	609,839	$8,004,977

Series II	4,486	62,310	12,671	166,300

Issued as reinvestment of dividends:
Series I	—	—	276,664	3,939,705

Series II	—	—	6,267	88,800

Reacquired:
Series I	(692,836)	(9,703,692)	(2,046,142)	(26,621,947)

Series II	(10,006)	(136,998)	(30,065)	(379,113)

Net increase (decrease) in share activity	(416,615)	$(5,827,725)	(1,170,766)	$(14,801,278)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Utilities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$14.51	$0.24	$(1.40)	$(1.16)	$—	$—	$—	$13.35	(7.99)%	$59,529	0.92	%(d)	1.04	%(d)	3.54	%(d)	5%
Year ended 12/31/09	13.38	0.45	1.53	1.98	(0.68)	(0.17)	(0.85)	14.51	14.93	70,671	0.93		1.04		3.35		14
Year ended 12/31/08	23.97	0.52	(8.36)	(7.84)	(0.59)	(2.16)	(2.75)	13.38	(32.35)	80,704	0.93		0.96		2.53		15
Year ended 12/31/07	21.23	0.47	3.94	4.41	(0.47)	(1.20)	(1.67)	23.97	20.64	155,748	0.93		0.94		1.97		30
Year ended 12/31/06	17.83	0.47	4.06	4.53	(0.70)	(0.43)	(1.13)	21.23	25.46	139,080	0.93		0.96		2.40		38
Year ended 12/31/05	15.61	0.42	2.21	2.63	(0.41)	—	(0.41)	17.83	16.83	114,104	0.93		0.96		2.49		49

Series II
Six months ended 06/30/10	14.43	0.22	(1.40)	(1.18)	—	—	—	13.25	(8.18)	1,491	1.17	(d)	1.29	(d)	3.29	(d)	5
Year ended 12/31/09	13.30	0.41	1.52	1.93	(0.63)	(0.17)	(0.80)	14.43	14.61	1,702	1.18		1.29		3.10		14
Year ended 12/31/08	23.80	0.46	(8.28)	(7.82)	(0.52)	(2.16)	(2.68)	13.30	(32.51)	1,717	1.18		1.21		2.28		15
Year ended 12/31/07	21.12	0.41	3.91	4.32	(0.44)	(1.20)	(1.64)	23.80	20.32	3,293	1.18		1.19		1.72		30
Year ended 12/31/06	17.76	0.42	4.06	4.48	(0.69)	(0.43)	(1.12)	21.12	25.25	2,462	1.18		1.21		2.15		38
Year ended 12/31/05	15.57	0.38	2.20	2.58	(0.39)	—	(0.39)	17.76	16.55	801	1.18		1.21		2.24		49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $65,780 and $1,632 for Series I and Series II shares, respectively.

Invesco V.I. Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$920.10	$4.38	$1,020.23	$4.61	0.92%

Series II	1,000.00	918.20	5.56	1,018.99	5.86	1.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Utilities Fund

Approval of Investment Advisory and Sub-advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Utilities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

Invesco V.I. Utilities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an affiliated Sub-Adviser and against the Lipper VA Underlying Funds — Utility Index. The Board noted that the performance of Series I shares of the Fund was in the fourth quintile of its Lipper performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate of Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund did not benefit from breakpoints, but did share directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VICGR-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.12%
Series II Shares	-4.21
Russell 1000 Growth Index ▼ (Broad Market/Style-Specific Index)	-7.65

▼ Lipper Inc.
The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (7/3/95)	7.01%
10 Years	-6.06
5 Years	1.14
1 Year	26.17

Series II Shares
Inception (9/18/00)	-6.77%
5 Years	0.89
1 Year	25.84
Effective June 1, 2010, Class I and Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Capital Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.84% and 1.09%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.10% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Capital Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco Van Kampen V.I. Capital Growth Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–87.7%
Aerospace & Defense–1.9%
Goodrich Corp.	50,745	$3,361,856

Air Freight & Logistics–2.1%
C.H. Robinson Worldwide, Inc.	30,600	1,703,196

Expeditors International of Washington, Inc.	54,633	1,885,385

		3,588,581

Airlines–0.5%
Continental Airlines, Inc., Class B(a)	36,465	802,230

Apparel Retail–1.1%
Limited Brands, Inc.	50,515	1,114,866

Ross Stores, Inc.	14,595	777,768

		1,892,634

Application Software–1.9%
Adobe Systems, Inc.(a)	2,470	65,282

Salesforce.com, Inc.(a)	37,957	3,257,470

		3,322,752

Broadcasting & Cable TV–2.0%
Comcast Corp., Class A	196,807	3,418,538

Broadcasting–Diversified–0.6%
Time Warner Cable, Inc.	20,235	1,053,839

Casinos & Gaming–3.5%
Las Vegas Sands Corp. (a)	98,422	2,179,063

Wynn Resorts Ltd.	50,157	3,825,474

		6,004,537

Communications Equipment–1.0%
Cisco Systems, Inc.(a)	78,386	1,670,406

Computer Hardware–8.6%
Apple, Inc.(a)	45,637	11,479,075

IBM Corp.	27,357	3,378,042

		14,857,117

Computer Storage & Peripherals–2.5%
EMC Corp.(a)	234,971	4,299,969

Construction Materials–1.2%
Cemex SAB de CV–ADR (Mexico)(a)	161,260	1,559,387

Martin Marietta Materials, Inc.	5,590	474,088

		2,033,475

Consumer Finance–2.8%
American Express Co.	122,249	4,853,285

Data Processing & Outsourced Services–2.9%
MasterCard, Inc., Class A	17,632	3,518,113

Visa, Inc., Class A	22,682	1,604,751

		5,122,864

Department Stores–0.5%
Sears Holdings Corp.(a)	14,719	951,583

Diversified Commercial & Professional Services–0.1%
Corporate Executive Board Co.	5,658	148,636

Electrical Components & Equipment–0.8%
Cooper Industries PLC (Ireland)	27,937	1,229,228

First Solar, Inc.(a)	1,118	127,262

		1,356,490

Fertilizers & Agricultural Chemicals–1.3%
Monsanto Co.	47,358	2,188,887

Gas Utilities–1.0%
Questar Corp.	36,521	1,661,340

General Merchandise Stores–0.6%
Dollar Tree, Inc.(a)	26,896	1,119,680

Gold–3.3%
Barrick Gold Corp. (Canada)	56,296	2,556,401

Newmont Mining Corp.	50,187	3,098,546

		5,654,947

Health Care Distributors–3.0%
AmerisourceBergen Corp.	70,468	2,237,359

Cardinal Health, Inc.	43,248	1,453,565

McKesson Corp.	21,434	1,439,508

		5,130,432

Health Care Equipment–3.5%
Edwards Lifesciences Corp.(a)	19,566	1,096,087

Hospira, Inc.(a)	29,668	1,704,427

Intuitive Surgical, Inc.(a)	10,306	3,252,780

		6,053,294

Health Care Services–1.3%
Express Scripts, Inc.(a)	49,299	2,318,039

Human Resource & Employment Services–0.3%
Monster Worldwide, Inc.(a)	47,130	549,064

Industrial Machinery–1.4%
Ingersoll-Rand PLC (Ireland)	73,212	2,525,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Capital Growth Fund

	Shares	Value

Integrated Oil & Gas–1.9%
Occidental Petroleum Corp.	42,550	$3,282,733

Internet Retail–2.8%
Amazon.com, Inc.(a)	44,578	4,870,592

Internet Software & Services–5.0%
Baidu, Inc.–ADR (Cayman Islands)(a)	44,683	3,042,019

eBay, Inc.(a)	33,720	661,249

Google, Inc., Class A(a)	11,302	5,028,825

		8,732,093

IT Consulting & Other Services–0.8%
Cognizant Technology Solutions Corp., Class A(a)	29,033	1,453,392

Life Sciences Tools & Services–1.9%
Illumina, Inc.(a)	11,125	484,271

Thermo Fisher Scientific, Inc.(a)	58,067	2,848,187

		3,332,458

Multi-Sector Holdings–0.2%
Leucadia National Corp.(a)	14,889	290,484

Oil & Gas Exploration & Production–1.5%
Range Resources Corp.	25,117	1,008,448

Ultra Petroleum Corp. (Canada)(a)	37,098	1,641,586

		2,650,034

Packaged Foods & Meats–1.9%
General Mills, Inc.	93,133	3,308,084

Personal Products–0.4%
Estee Lauder Cos., Inc., Class A	12,181	678,847

Pharmaceuticals–2.8%
Allergan, Inc.	27,112	1,579,545

Mead Johnson Nutrition Co., Class A	65,972	3,306,517

		4,886,062

Property & Casualty Insurance–2.9%
Berkshire Hathaway, Inc., Class B(a)	63,700	5,076,253

Publishing–0.5%
McGraw-Hill Cos., Inc.	29,172	820,900

Railroads–2.1%
Union Pacific Corp.	52,604	3,656,504

Restaurants–3.6%
McDonald’s Corp.	38,686	2,548,247

Starbucks Corp.	149,880	3,642,084

		6,190,331

Semiconductors–1.9%
Broadcom Corp., Class A	50,517	1,665,545

Xilinx, Inc.	62,445	1,577,361

		3,242,906

Soft Drinks–3.1%
Dr. Pepper Snapple Group, Inc.	142,641	5,333,347

Specialized Finance–1.1%
CME Group, Inc.	6,852	1,929,181

Systems Software–1.3%
Rovi Corp.(a)	28,297	1,072,739

VMware, Inc., Class A(a)	19,916	1,246,543

		2,319,282

Wireless Telecommunication Services–2.3%
America Movil SAB de CV, Ser L–ADR (Mexico)	50,931	2,419,222

American Tower Corp., Class A(a)	35,132	1,563,374

		3,982,596

Total Common Stocks–87.7%		151,975,636

Money Market Funds–4.9%
Liquid Assets Portfolio–Institutional Class(b)	4,245,547	4,245,547

Premier Portfolio–Institutional Class(b)	4,245,547	4,245,547

Total Money Market Funds–4.9%		8,491,094

Investment Companies–4.4%
iShares Russell 1000 Growth Index Fund	105,711	4,845,792

Powershares QQQ, Ser 1(b)	10,084	430,688

SPDR S&P ETF Trust	23,479	2,423,502

Total Investment Companies–4.4%		7,699,982

TOTAL INVESTMENTS–97.0% (Cost $164,267,189)		168,166,712

OTHER ASSETS IN EXCESS OF LIABILITIES–3.0%		5,229,478

NET ASSETS–100.0%		$173,396,190

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Funds’ investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Capital Growth Fund

Portfolio Composition

By sector, based on Net Assets

Information Technology	26.2%

Consumer Discretionary	15.2

Health Care	12.5

Financials	11.2

Industrials	9.2

Materials	5.7

Consumer Staples	5.4

Energy	3.4

Telecommunication Services	2.3

Utilities	1.0

Money Market Funds and Other Assets in Excess of Liabilities	7.9

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity Securities	$168,166,712	$—	$—	$168,166,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Capital Growth Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments at value (Cost $155,282,533)	$159,244,930

Investments in affiliates (Cost $8,984,656)	8,921,782

Receivables:
Investments sold	47,642,203

Fund shares sold	10,621,153

Dividends	63,650

Other	1,983

Total assets	226,495,701

Liabilities:
Payables:
Investments purchased	52,773,367

Fund shares repurchased	150,016

Distributor and affiliates	61,529

Custodian bank	35,578

Accrued expenses	79,021

Total liabilities	53,099,511

Net assets	$173,396,190

Net assets consist of:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$352,900,692

Net unrealized appreciation	3,899,523

Accumulated net investment loss	(564,020)

Accumulated net realized loss	(182,840,005)

Net assets	$173,396,190

Net asset value, offering price and redemption price per share:
Series I Shares (Based on net assets of $76,651,828 and 2,817,847 shares of beneficial interest issued and outstanding)	27.20

Series II Shares (Based on net assets of $96,744,362 and 3,606,251 shares of beneficial interest issued and outstanding)	26.83

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,206)	$444,536

Dividends from affiliated investments	5,101

Interest	7,551

Total income	457,188

Expenses:
Investment advisory fee	633,966

Distribution (12b-1) and service fees
Series II	136,249

Accounting and administrative expenses	34,128

Trustees’ fees and related expenses	13,676

Custody	11,655

Transfer agent fees	9,278

Total expenses	838,952

Less credits earned on cash balances	33

Net expenses	838,919

Net investment loss	$(381,731)

Realized and unrealized gain/loss:
Realized gain/loss:
Investments	$(8,908,093)

Investments in affiliates	(229,737)

Foreign currency transactions	(33,250)

Net realized loss	(9,171,080)

Unrealized appreciation/depreciation:
Beginning of the period	1,387,413

End of the period	3,899,523

Net unrealized appreciation during the period	2,512,110

Net realized and unrealized loss	$(6,658,970)

Net decrease in net assets from operations	$(7,040,701)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Capital Growth Fund

Statements of Changes in Net Assets

(Unaudited)

	For the	For the
	six months ended	year ended
	June 30, 2010	December 31, 2009

From Investment Activities:
Operations:
Net investment income/loss	$(381,731)	$42,137

Net realized loss	(9,171,080)	(9,935,026)

Net unrealized appreciation during the period	2,512,110	86,278,618

Change in net assets from operations	(7,040,701)	76,385,729

Distributions from net investment income:
Series I Shares	0	(60,146)

Series II Shares	0	0

	0	(60,146)

Return of capital distributions:
Series I shares	0	(11,587)

Series II shares	0	0

	0	(11,587)

Total distributions	0	(71,733)

Net change in net assets from investment activities	(7,040,701)	76,313,996

From capital transactions:
Proceeds from shares sold	18,391,728	32,081,935

Net asset value of shares issued through dividend reinvestment	0	71,733

Cost of shares repurchased	(24,702,224)	(39,516,705)

Net change in net assets from capital transactions	(6,310,496)	(7,363,037)

Total increase/decrease in net assets	(13,351,197)	68,950,959

Net assets:
Beginning of the period	186,747,387	117,796,428

End of the period (including accumulated net investment loss of $564,020 and $182,289, respectively)	$173,396,190	$186,747,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Capital Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six months ended
	June 30,		Year ended December 31,
	2010,		2009	2008	2007	2006	2005

Series I Shares
Net asset value, beginning of the period	$28.37		$17.10	$33.68	$28.81	28.01	26.02

Net investment income/loss(a)	(0.00	)(b)	0.04	(0.01)	0.11	0.04	0.03

Net realized and unrealized gain/loss	(1.17)		11.26	(16.43)	4.77	0.76	2.03

Total from investment operations	(1.17)		11.30	(16.44)	4.88	0.80	2.06

Less:
Distributions from net investment income	-0-		0.03	0.14	0.01	-0-	0.07

Return of capital distribution	-0-		0.00 (b)	-0-	-0-	-0-	-0-

Total distributions	-0-		0.03	0.14	0.01	-0-	0.07

Net asset value, end of the period	$27.20		$28.37	$17.10	$33.68	28.81	28.01

Total return*	(4.12	)%**	66.07%	(48.99)%	16.96%	2.86%	7.93%

Net assets at end of the period (in millions)	$76.7		$74.2	$48.6	$143.6	160.5	204.0

Ratio of expenses to average net assets*	0.77%		0.84%	0.85%	0.80%	0.78%	0.77%

Ratio of net investment income/loss to average net assets*	(0.27)%		0.17%	(0.04)%	0.35%	0.16%	0.13%

Portfolio turnover	63	%**	13%	42%	177%	128%	98%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	N/A		N/A	0.87%	N/A	N/A	N/A

Ratio of net investment loss to average net assets	N/A		N/A	(0.02)%	N/A	N/A	N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
**	Non-Annualized
N/A=Not Applicable

On June 1, 2010, the Fund’s former Class I shares were reorganized into Series I shares.

	Six months ended
	June 30,		Year ended December 31,
	2010,		2009	2008	2007	2006	2005

Series II Shares
Net asset value, beginning of the period	$28.01		$16.91	$33.29	$28.54	27.81	25.84

Net investment income/loss(a)	(0.00	)(b)	0.02	(0.08)	0.03	(0.02)	(0.03)

Net realized and unrealized gain/loss	(1.18)		11.12	(16.25)	4.72	0.75	2.00

Total from investment operations	(1.18)		11.10	(16.33)	4.75	0.73	1.97

Less distributions from net investment income	-0-		-0-	0.05	-0-	-0-	-0-

Net asset value, end of the period	$26.83		$28.01	$16.91	$33.29	28.54	27.81

Total return*(c)	(4.21	)%**	65.64%	(49.11)%	16.64%	2.62%	7.64%

Net assets at end of the period (in millions)	$96.7		$112.5	$69.2	$261.2	257.4	268.1

Ratio of expenses to average net assets*	1.02%		1.09%	1.10%	1.05%	1.03%	1.02%

Ratio of net investment income/loss to average net assets*	(0.52)%		(0.07)%	(0.29)%	0.11%	(0.09)%	(0.12)%

Portfolio turnover	63	%**	13%	42%	177%	128%	98%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	N/A		N/A	1.12%	N/A	N/A	N/A

Ratio of net investment loss to average net assets	N/A		N/A	(0.27)%	N/A	N/A	N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
**	Non-Annualized
N/A=Not Applicable

On June 1, 2010 the Fund’s former Class II shares were reorganized into Series II shares.

Invesco Van Kampen V.I. Capital Growth Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Capital Growth Fund (the “Fund”) is organized as a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Life Investment Trust Capital Growth Portfolio (the “Acquired Fund”), an investment portfolio of Van Kampen Life Investment Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class I and Class II Shares received Series I and Series II Shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I and Class II Shares prior to the Reorganization are included with Series I and Series II Shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to seek capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II Shares, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen V.I. Capital Growth Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $164,997,039, which will expire according to the following schedule:

Amount	Expiration

$144,941,795	December 31, 2010

1,891,381	December 31, 2011

12,927,582	December 31, 2016

5,236,281	December 31, 2017

Invesco Van Kampen V.I. Capital Growth Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,661,332

Aggregate unrealized (depreciation) of investment securities	(14,013,804)

Net unrealized appreciation of investment securities	$647,528

Cost of investments for tax purposes is $167,519,184.

F.	Distribution of Income and Gains — The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended December 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$60,146

Return of Capital	11,587

$71,733

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.
G.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Unrealized gains and losses on investments resulting from changes in exchange rates and the unrealized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on investments resulting from changes in exchange rates and the realized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency transactions on the Statement of Operations.
H.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.70%

Next $500 million	0.65%

Over $1 billion	0.60%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Funds’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco Van Kampen V.I. Capital Growth Fund

  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Series I Shares to 0.84% and Series II Shares to 1.09% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Advisor did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $2,376 for accounting and fund administrative services and reimbursed $20,756 for services provided by insurance companies. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investment Inc., provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $10,997 to Van Kampen Investments Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $8,107 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as Transfer Agent Fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of approximately $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
  Prior to the Reorganization, the Acquired Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Acquired Fund, totaling $2,138.

Transactions with Affiliates

The Fund invests in Affiliates of Invesco Advisers, Inc. A summary of the Fund’s transactions in shares of the Affiliates during the six months ended June 30, 2010 is as follows:

				Change in
	Purchase	Sales	Realized	Unrealized	Income	Value	Value
Investment	Cost	Proceeds	Gain/(Loss)	Gain/Loss	Earned	12/31/2009	6/30/2010

Powershares QQQ, Ser 1	$2,884,041	$2,160,741	$(229,737)	$(62,875)	$5,101	$0	$430,688

Invesco Van Kampen V.I. Capital Growth Fund

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the		For the
	six months ended		year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Series I	509,551	$14,062,425	707,974	$14,460,316

Series II	151,244	4,329,303	797,284	17,621,619

Total sales	660,795	$18,391,728	1,505,258	$32,081,935

Dividend Reinvestment:
Series I	0	$0	2,584	$71,733

Series II	0	0	0	0

Total dividend reinvestment	0	$0	2,584	$71,733

Repurchases:
Series I	(307,488)	$(8,803,699)	(937,388)	$(20,613,290)

Series II	(561,952)	(15,898,525)	(873,368)	(18,903,415)

Total repurchases	(869,440)	$(24,702,224)	(1,810,756)	$(39,516,705)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and money market funds, were $105,383,262 and $107,116,554, respectively.

NOTE 5—Distribution and Service Plans

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II Shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II Shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II Shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II Shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $114,899 to Van Kampen Funds Inc. based on the annual rate of 0.25% of the Acquired Funds’s average daily net assets of Class II shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

NOTE 6—Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco Van Kampen V.I. Capital Growth Fund

NOTE 8—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Capital Growth Fund

Calculating your ongoing Fund expenses

Expense example

As a policyholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10–6/30/10.

Actual expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Series	(1/1/10)	(6/30/10)	Period*	(6/30/10)	Period*
I	$1,000.00	$958.76	$3.74	$1,020.98	$3.86

II	1,000.00	957.87	4.95	1,019.74	5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77% and 1.02% for Series I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Invesco Van Kampen V.I. Capital Growth Fund

Approval of Investment Advisory and Sub-Advisory Agreements
with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Capital Growth Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the

Invesco Van Kampen V.I. Capital Growth Fund

terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Capital Growth Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Life Investment Trust Capital Growth Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	5,521,134	188,150	360,153	0

Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VICOM-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-5.71%
Series II Shares	-5.92
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 1000 Value Index▼ (Style-Specific Index)	-5.12

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (4/30/99)	2.95%
10 Years	3.70
5 Years	-1.28
1 Year	17.76

Series II Shares
Inception (9/18/00)	2.62%
5 Years	-1.54
1 Year	17.27
Effective June 1, 2010, Class I and Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.62% and 0.87%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.87% and 1.12%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco V.I. Comstock Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–96.7%
Aerospace & Defense–1.0%
Honeywell International, Inc.	404,500	$15,787,635

Aluminum–0.7%
Alcoa, Inc.	1,043,324	10,495,839

Asset Management & Custody Banks–2.2%
Bank of New York Mellon Corp.	1,189,208	29,361,545

State Street Corp.	150,700	5,096,674

		34,458,219

Broadcasting & Cable TV–4.9%
Comcast Corp., Class A	4,349,792	75,555,887

Broadcasting–Diversified–2.3%
DIRECTV, Class A(a)	391,386	13,275,813

Time Warner Cable, Inc.	435,982	22,705,943

		35,981,756

Communications Equipment–1.0%
Cisco Systems, Inc.(a)	739,611	15,761,110

Computer Hardware–1.8%
Dell, Inc.(a)	940,798	11,346,024

Hewlett-Packard Co.	383,197	16,584,766

		27,930,790

Data Processing & Outsourced Services–0.3%
Western Union Co.	278,095	4,146,396

Department Stores–0.8%
J.C. Penney Co., Inc.	351,432	7,548,759

Macy’s, Inc.	260,165	4,656,954

		12,205,713

Diversified Banks–1.8%
U.S. Bancorp	481,681	10,765,570

Wells Fargo & Co.	649,981	16,639,514

		27,405,084

Diversified Chemicals–0.6%
Du Pont (E.I.) de Nemours & Co.	265,155	9,171,711

Drug Retail–1.1%
CVS Caremark Corp.	586,315	17,190,756

Electric Utilities–0.3%
American Electric Power Co., Inc.	132,400	4,276,520

Electrical Components & Equipment–0.8%
Emerson Electric Co.	269,775	11,786,470

Electronic Equipment Manufacturers–0.1%
Cognex Corp.	77,765	1,367,109

General Merchandise Stores–0.4%
Target Corp.	117,878	5,796,061

Health Care Distributors–1.6%
Cardinal Health, Inc.	743,311	24,982,683

Health Care Equipment–0.3%
Boston Scientific Corp.(a)	874,337	5,071,155

Home Improvement Retail–1.7%
Home Depot, Inc.	462,571	12,984,368

Lowe’s Cos., Inc.	668,721	13,655,283

		26,639,651

Household Products–0.5%
Procter & Gamble Co.	120,800	7,245,584

Hypermarkets & Super Centers–2.0%
Wal-Mart Stores, Inc.	643,867	30,950,686

Industrial Conglomerates–2.8%
General Electric Co.	1,350,889	19,479,819

Textron, Inc.	92,599	1,591,187

Tyco International Ltd. (Switzerland)	605,400	21,328,242

		42,399,248

Industrial Machinery–1.0%
Ingersoll-Rand PLC (Ireland)	458,700	15,820,563

Integrated Oil & Gas–5.7%
BP PLC–ADR (United Kingdom)	227,139	6,559,774

Chevron Corp.	422,300	28,657,278

ConocoPhillips	465,930	22,872,504

Royal Dutch Shell PLC–ADR (United Kingdom)	428,734	21,531,022

Total SA–ADR (France)	196,230	8,759,707

		88,380,285

Integrated Telecommunication Services–3.3%
AT&T, Inc.	862,403	20,861,529

Verizon Communications, Inc.	1,089,864	30,537,989

		51,399,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

Internet Software & Services–3.8%
eBay, Inc.(a)	1,937,126	$37,987,041

Yahoo!, Inc.(a)	1,498,617	20,725,873

		58,712,914

Investment Banking & Brokerage–1.0%
Goldman Sachs Group, Inc.	122,029	16,018,747

IT Consulting & Other Services–0.5%
Accenture PLC, Class A (Ireland)	192,000	7,420,800

Life & Health Insurance–2.9%
Aflac, Inc.	165,873	7,077,801

MetLife, Inc.	635,000	23,977,600

Torchmark Corp.	288,637	14,290,418

		45,345,819

Managed Health Care–1.8%
UnitedHealth Group, Inc.	631,602	17,937,497

WellPoint, Inc.(a)	203,851	9,974,429

		27,911,926

Movies & Entertainment–6.4%
News Corp., Class B	1,409,659	19,523,777

Time Warner, Inc.	782,715	22,628,291

Viacom, Inc., Class B	1,819,002	57,062,093

		99,214,161

Multi-Utilities–0.3%
Sempra Energy	103,200	4,828,728

Oil & Gas Drilling–0.4%
Noble Corp. (Switzerland)(a)	179,192	5,538,825

Oil & Gas Equipment & Services–1.5%
Halliburton Co.	933,769	22,924,029

Oil & Gas Exploration & Production–0.3%
Anadarko Petroleum Corp.	125,890	4,543,370

Other Diversified Financial Services–6.1%
Bank of America Corp.	2,486,054	35,724,596

Citigroup, Inc.(a)	3,992,700	15,012,552

JPMorgan Chase & Co.	1,170,523	42,852,847

		93,589,995

Packaged Foods & Meats–4.4%
Kraft Foods, Inc., Class A	1,431,281	40,075,868

Unilever NV (Netherlands)	1,001,477	27,360,352

		67,436,220

Paper Products–2.7%
International Paper Co.	1,837,517	41,583,010

Personal Products–0.5%
Avon Products, Inc.	302,379	8,013,043

Pharmaceuticals–9.5%
Abbott Laboratories	260,729	12,196,903

Bristol-Myers Squibb Co.	1,728,440	43,107,294

Eli Lilly & Co.	183,193	6,136,965

GlaxoSmithKline PLC–ADR (United Kingdom)	211,777	7,202,536

Merck & Co., Inc.	877,566	30,688,483

Pfizer, Inc.	2,627,971	37,474,866

Roche Holdings AG–ADR (Switzerland)	304,098	10,511,664

		147,318,711

Property & Casualty Insurance–8.2%
Berkshire Hathaway, Inc., Class B(a)	213,550	17,017,799

Chubb Corp.	1,452,901	72,659,579

Travelers Cos., Inc.	751,102	36,991,774

		126,669,152

Regional Banks–1.4%
PNC Financial Services Group, Inc.	369,989	20,904,378

Semiconductor Equipment–0.5%
KLA-Tencor Corp.	251,619	7,015,138

Semiconductors–1.4%
Intel Corp.	1,146,235	22,294,271

Soft Drinks–1.4%
Coca-Cola Co.	332,496	16,664,700

PepsiCo, Inc.	81,100	4,943,045

		21,607,745

Systems Software–0.3%
Microsoft Corp.	205,237	4,722,503

Tobacco–1.6%
Altria Group, Inc.	515,417	10,328,957

Philip Morris International, Inc.	321,036	14,716,290

		25,045,247

Wireless Telecommunication Services–0.8%
Vodafone Group PLC–ADR (United Kingdom)	624,100	12,900,147

Total Long-Term Investments–96.7% (Cost $1,869,125,928)		1,493,765,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

Money Market Funds–2.4%
Liquid Assets Portfolio–Institutional Class(b)	18,348,082	$18,348,082

Premier Portfolio–Institutional Class(b)	18,348,082	18,348,082

Total Money Market Funds–2.4% (Cost $36,696,164)		36,696,164

TOTAL INVESTMENTS–99.1% (Cost $1,905,822,092)		1,530,461,472

OTHER ASSETS IN EXCESS OF LIABILITIES–0.9%		14,299,105

NET ASSETS–100.0%		$1,544,760,577

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

Financials	23.5%

Consumer Discretionary	16.4

Health Care	13.3

Consumer Staples	11.5

Information Technology	9.7

Energy	7.9

Industrials	5.6

Telecommunication Services	4.2

Materials	4.0

Utilities	0.6

Money Market Funds Plus Other Assets in Excess of Liabilities	3.3

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity Securities	$1,530,461,472	$—	$—	$1,530,461,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,869,125,928)	$1,493,765,308

Investments in affiliated money market funds, at value and cost	36,696,164

Receivables:
Investments sold	18,427,657

Fund shares sold	5,147,615

Dividends	3,896,500

Other	624

Total assets	1,557,933,868

Liabilities:
Payables:
Investments purchased	10,584,251

Fund shares repurchased	1,260,785

Distributor and affiliates	716,255

Accrued expenses	612,000

Total liabilities	13,173,291

Net assets	$1,544,760,577

Net assets consist of:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$2,473,767,576

Accumulated undistributed net investment income	14,512,004

Net unrealized depreciation	(375,360,620)

Accumulated net realized loss	(568,158,383)

Net assets	$1,544,760,577

Net assets value, offering price and redemption price per share:
Series I Shares
(Based on net assets of $128,669,050 and 13,518,449 shares of beneficial interest issued and outstanding)	$9.52

Series II Shares
(Based on net assets of $1,416,091,527 and 149,143,243 shares of beneficial interest issued and outstanding)	$9.49

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $345,230)	$24,242,025

Interest	38,074

Total income	24,280,099

Expenses:
Investment advisory fee	6,105,869

Distribution (12b-1) and service fees	2,546,280

Accounting and administrative expenses	503,162

Professional fees	56,438

Reports to shareholders	56,222

Trustees’ fees and related expenses	52,983

Custody	40,777

Transfer agent fees	7,934

Other	60,037

Total expenses	9,429,702

Net investment income	$14,850,397

Realized and unrealized gain/loss:
Realized gain/loss:
Investments	$56,807,022

Futures	(11,884,840)

Net realized gain	44,922,182

Unrealized appreciation/depreciation:
Beginning of the period	(217,426,062)

End of the period	(375,360,620)

Net unrealized depreciation during the period	(157,934,558)

Net realized and unrealized loss	$(113,012,376)

Net decrease in net assets from operations	$(98,161,979)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Statements of Changes in Net Assets

(Unaudited)

	For the	For the
	six months ended	year ended
	June 30, 2010	December 31, 2009

From Investment Activities:
Operations:
Net investment income	$14,850,397	$36,407,520

Net realized gain/loss	44,922,182	(111,063,024)

Net unrealized appreciation/depreciation during the period	(157,934,558)	592,297,754

Change in net assets from operations	(98,161,979)	517,642,250

Distributions from net investment income:
Series I shares	(193,187)	(8,041,700)

Series II shares	(2,889,112)	(95,569,652)

Total distributions	(3,082,299)	(103,611,352)

Net change in net assets from investment activities	(101,244,278)	414,030,898

From capital transactions:
Proceeds from shares sold	55,256,740	193,807,400

Net asset value of shares issued through dividend reinvestment	3,082,299	103,611,352

Cost of shares repurchased	(725,713,934)	(859,429,553)

Net change in net assets from capital transactions	(667,374,895)	(562,010,801)

Total decrease in net assets	(768,619,173)	(147,979,903)

Net assets:
Beginning of the period	2,313,379,750	2,461,359,653

End of the period (including accumulated undistributed net investment income of $14,512,004 and $2,743,906, respectively)	$1,544,760,577	$2,313,379,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Financial Highlights

(Unaudited)

  The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six months ended	Year ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005

Series I Shares
Net asset value, beginning of the period	$10.11	$8.25	$13.86	$14.75	$13.69	$13.73

Net investment income(a)	0.08	0.16	0.26	0.30	0.30	0.26

Net realized and unrealized gain/loss	(0.66)	2.12	(4.93)	(0.60)	1.81	0.31

Total from investment operations	(0.58)	2.28	(4.67)	(0.30)	2.11	0.57

Less:
Distributions from net investment income	0.01	0.42	0.30	0.26	0.21	0.16

Distributions from net realized gain	—	—	0.64	0.33	0.84	0.45

Total distributions	0.01	0.42	0.94	0.59	1.05	0.61

Net asset value, end of the period	$9.52	$10.11	$8.25	$13.86	$14.75	$13.69

Total return	(5.71)%*	28.78%	(35.67)%	(2.04)%	16.28%	4.37%

Net assets at end of the period (In millions)	$128.7	$148.1	$192.5	$309.6	$400.7	$402.2

Ratio of Expenses to average net assets(b)	0.64%	0.62%	0.60%	0.59%	0.59%	0.59%

Ratio of net investment income to average net assets	1.62%	1.91%	2.38%	2.03%	2.17%	2.00%

Portfolio turnover	10%*	27%	38%	25%	27%	28%

	Six months ended	Year ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005

Series II Shares
Net asset value, beginning of the period	$10.10	$8.22	$13.80	$14.70	$13.65	$13.69

Net investment income (a)	0.07	0.14	0.23	0.26	0.26	0.23

Net realized and unrealized gain/loss	(0.67)	2.11	(4.91)	(0.59)	1.81	0.31

Total from investment operations	(0.60)	2.25	(4.68)	(0.33)	2.07	0.54

Less:
Distributions from net investment income	0.01	0.37	0.26	0.24	0.18	0.13

Distributions from net realized gain	—	—	0.64	0.33	0.84	0.45

Total distributions	0.01	0.37	0.90	0.57	1.02	0.58

Net asset value, end of the period	$9.49	$10.10	$8.22	$13.80	$14.70	$13.65

Total return(c)	(5.92)%*	28.41%	(35.80)%	(2.33)%	16.04%	4.11%

Net assets at end of the period (In millions)	$1,416.1	$2,165.3	$2,268.8	$3,521.5	$3,440.8	$2,421.4

Ratio of expenses to average net assets(b)	0.88%	0.87%	0.85%	0.84%	0.84%	0.84%

Ratio of net investment income to average net assets	1.34%	1.63%	2.13%	1.78%	1.91%	1.76%

Portfolio turnover	10%*	27%	38%	25%	27%	28%

*	Non-Annualized
(a)	Based on average shares outstanding.
(b)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year ended December 31, 2005.
(c)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
On June 1, 2010, the Fund’s former Class I and Class II Shares were reorganized into Series I and Series II Shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Comstock Fund (the “Fund”) is organized as a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Life Investment Trust Comstock Portfolio (the “Acquired Fund”), an investment portfolio of Van Kampen Life Investment Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class I and Class II Shares received Series I and Series II Shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I and Class II Shares prior to the Reorganization are included with Series I and Series II Shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common and preferred stocks and securities convertible into common and preferred stocks.
  The Fund currently offers two classes of shares, Series I and Series II Shares, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen V.I. Comstock Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1— Prices are based on quoted prices in active markets for identical investments.
Level 2— Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

    Level 3— Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $598,306,138, which will expire according to the following schedule:

Amount	Expiration Date

$257,208,309	December 31, 2016

341,097,829	December 31, 2017

Invesco Van Kampen V.I. Comstock Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$34,542,296

Aggregate unrealized (depreciation) of investment securities	(423,850,211)

Net unrealized depreciation of investment securities	$(389,307,915)

Cost of investments for tax purposes is $1,919,769,387.

F.	Distribution of Income and Gains — The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$103,611,352

As of December 31, 2009, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$3,091,375

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.60%

Over $500 million	0.55%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Series I Shares to 0.62% and Series II Shares to 0.87% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Advisor did not waive fees and/or reimburse expenses during the period under this limitation.
  Prior to the Reorganization, Van Kampen had voluntarily agreed to reimburse the Acquired Fund for all expenses as a percentage of average daily net assets in excess of 0.95% and 1.20% for Class I and Class II Shares, respectively. Van Kampen did not waive fees and/or reimburse expenses under this agreement.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $30,740 for accounting and fund administrative services and reimbursed $340,343 for services provided by insurance companies. Prior to the Reorganization, under separate accounting services and Chief Compliance Officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $132,079 to Van Kampen Investments Inc.

Invesco Van Kampen V.I. Comstock Fund

  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $6,763 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer Agent Fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
  Prior to the Reorganization, the Acquired Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Acquired Fund, totaling $310,622.

NOTE 3—Share Information

For the six months ended June 30, 2010 and year ended December 31, 2009, transactions were as follows:

	For the		For the
	six months ended		year ended
	June 30, 2010 (a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Series I	481,179	$5,019,578	2,067,749	$18,516,951

Series II	4,884,337	50,237,162	22,069,383	175,290,449

Total Sales	5,365,516	$55,256,740	24,137,132	$193,807,400

Dividend Reinvestment:
Series I	18,487	$193,187	714,104	$8,041,700

Series II	277,000	2,889,112	11,583,228	95,569,652

Total Dividend Reinvestment	295,487	$3,082,299	12,297,332	$103,611,352

Repurchases:
Series I	(1,629,725)	$(16,767,354)	(11,459,451)	$(93,050,713)

Series II	(70,497,867)	(708,946,580)	(95,145,270)	(766,378,840)

Total Repurchases	(72,127,592)	$(725,713,934)	(106,604,721)	$(859,429,553)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investment and money market funds, were $210,781,964 and $822,849,539, respectively.

NOTE 5—Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
  The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
  Summarized below are specific types of derivative financial instruments used by the Fund.

Invesco Van Kampen V.I. Comstock Fund

A.	Futures Contracts — The Fund is subject to equity price risk in the normal course of pursing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). When entering into futures contracts, the Fund bears the risk of securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against defaults. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended June 30, 2010, were as follows:

Contracts

Outstanding at December 31, 2009	-0-

Futures Opened	11,184

Futures Closed	(11,184)

Outstanding at June 30, 2010	-0-

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
The following table sets forth by primary risk exposure the Fund’s realized gains/losses by type of derivative contract for the six months ended June 30, 2010.

Amount of Realized Gain/Loss on Derivative Contracts
Primary Risk Exposure	Futures

Equity Contracts	$(11,884,840)

NOTE 6—Distribution and Service Plans

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II Shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II Shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II Shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II Shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $2,234,083 to Van Kampen Funds Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class II Shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed on the Statement of Operations as “Distribution (12b-1) and Service Fees”.

NOTE 7—Indemnifications

Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco Van Kampen V.I. Comstock Fund

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Comstock Fund

Calculating your ongoing Fund expenses

Expense Example

As a policyholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10 — 6/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), or exchanges fees.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Series	(1/1/10)	(6/30/10)	Period*	(6/30/10)	Period*
I	$1,000.00	$942.87	$3.08	$1,021.62	$3.21

II	1,000.00	940.83	4.23	1,020.43	4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64% and 0.88% for Series I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
  Assumes all dividends and distributions were reinvested.

Invesco Van Kampen V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Comstock Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be

Invesco Van Kampen V.I. Comstock Fund

provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Comstock Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Life Investment Trust Comstock Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	206,723,730	6,459,774	13,400,553	0

Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity and Income Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIEQI-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.55%
Series II Shares	-4.55
Russell 1000 Value Index▼ (Broad Market Index)	-5.12
Barclays Capital U.S. Government/Credit Index▼ (Style-Specific Index)	5.49

▼	Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Barclays Capital U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception	5.59%
5 Years	2.21
1 Year	14.46

Series II Shares
Inception (4/30/03)	5.59%
5 Years	2.21
1 Year	14.46
Effective June 1, 2010, Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund. Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is April 30, 2003.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.71% and 0.76%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.73% and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
Invesco Van Kampen V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–62.0%
Aerospace & Defense–0.3%
General Dynamics Corp.	33,000	$1,932,480

Air Freight & Logistics–0.4%
FedEx Corp.	42,100	2,951,631

Apparel Retail–0.6%
Gap, Inc. (The)	202,700	3,944,542

Asset Management & Custody Banks–0.9%
Janus Capital Group, Inc.	216,299	1,920,735

State Street Corp.	113,300	3,831,806

		5,752,541

Automobile Manufacturers–0.4%
Ford Motor Co.(b)	246,100	2,480,688

Biotechnology–0.8%
Genzyme Corp.(b)	102,632	5,210,627

Cable & Satellite–1.9%
Comcast Corp. (Class A)	406,765	7,065,508

Time Warner Cable, Inc.	99,521	5,183,054

		12,248,562

Communications Equipment–0.9%
Cisco Systems, Inc.(b)	274,220	5,843,628

Computer Hardware–1.8%
Dell, Inc.(b)	377,981	4,558,451

Hewlett-Packard Co.	175,130	7,579,626

		12,138,077

Consumer Electronics–0.7%
Sony Corp. (ADR) (Japan)	162,650	4,339,502

Data Processing & Outsourced Services–0.6%
Western Union Co. (The)	254,982	3,801,782

Diversified Banks–1.1%
US Bancorp	123,232	2,754,235

Wells Fargo & Co.	185,400	4,746,240

		7,500,475

Diversified Chemicals–1.1%
Dow Chemical Co. (The)	179,900	4,267,228

PPG Industries, Inc.	49,000	2,960,090

		7,227,318

Diversified Metals & Mining–0.4%
Freeport-McMoRan Copper & Gold, Inc.	42,100	2,489,373

Diversified Support Services–0.4%
Cintas Corp.	97,000	2,325,090

Drug Retail–0.5%
Walgreen Co.	129,802	3,465,713

Electric Utilities–2.6%
American Electric Power Co., Inc.	273,205	8,824,522

Edison International	63,900	2,026,908

Entergy Corp.	45,457	3,255,630

FirstEnergy Corp.	97,590	3,438,096

		17,545,156

Food Distributors–0.8%
Sysco Corp.	180,700	5,162,599

Health Care Distributors–0.4%
Cardinal Health, Inc.	85,600	2,877,016

Health Care Equipment–0.8%
Covidien PLC (Ireland)	132,617	5,328,551

Home Improvement Retail–1.1%
Home Depot, Inc.	252,016	7,074,089

Human Resource & Employment Services–0.6%
Manpower, Inc.	52,839	2,281,588

Robert Half International, Inc.	81,900	1,928,745

		4,210,333

Hypermarkets & Super Centers–1.1%
Wal-Mart Stores, Inc.	157,057	7,549,730

Industrial Conglomerates–3.7%
General Electric Co.	970,579	13,995,749

Siemens AG (ADR) (Germany)	48,910	4,378,912

Tyco International Ltd.	181,447	6,392,378

		24,767,039

Industrial Machinery–1.3%
Dover Corp.	110,738	4,627,741

Ingersoll-Rand PLC (Ireland)	118,858	4,099,412

		8,727,153

Insurance Brokers–2.0%
Marsh & McLennan Cos., Inc.	589,250	13,287,587

Integrated Oil & Gas–4.6%
ConocoPhillips	95,825	4,704,049

Exxon Mobil Corp.	73,260	4,180,948

Hess Corp.	84,617	4,259,620

Occidental Petroleum Corp.	128,170	9,888,315

Royal Dutch Shell PLC (ADR) (United Kingdom)	146,030	7,333,627

		30,366,559

Integrated Telecommunication Services–0.6%
Verizon Communications, Inc.	143,430	4,018,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Internet Software & Services–2.1%
eBay, Inc.(b)	488,650	$9,582,427

Yahoo!, Inc.(b)	320,298	4,429,721

		14,012,148

Investment Banking & Brokerage–0.9%
Charles Schwab Corp. (The)	413,944	5,869,726

IT Consulting & Other Services–0.6%
Amdocs Ltd.(b)	147,392	3,957,475

Life & Health Insurance–0.4%
Principal Financial Group, Inc.	124,699	2,922,945

Managed Health Care–0.9%
UnitedHealth Group, Inc.	212,140	6,024,776

Motorcycle Manufacturers–0.3%
Harley-Davidson, Inc.	93,120	2,070,058

Movies & Entertainment–3.1%
Time Warner, Inc.	291,820	8,436,516

Viacom, Inc. (Class B)	379,595	11,907,895

		20,344,411

Multi-Utilities–0.2%
PG&E Corp.	34,267	1,383,825

Office Services & Supplies–0.4%
Avery Dennison Corp.	78,700	2,528,631

Oil & Gas Equipment & Services–0.8%
Schlumberger Ltd.	89,930	4,976,726

Oil & Gas Exploration & Production–1.6%
Anadarko Petroleum Corp.	126,822	4,577,006

Devon Energy Corp.	66,200	4,032,904

Noble Energy, Inc.	32,300	1,948,659

		10,558,569

Other Diversified Financial Services–5.3%
Bank of America Corp.	727,625	10,455,971

Citigroup, Inc.	1,150,904	4,327,399

JPMorgan Chase & Co.	561,940	20,572,624

		35,355,994

Packaged Foods & Meats–1.9%
Kraft Foods, Inc. (Class A)	337,400	9,447,200

Unilever N.V. (NY Registered Shares) (Netherlands)	108,490	2,963,947

		12,411,147

Personal Products–0.6%
Avon Products, Inc.	160,904	4,263,956

Pharmaceuticals–4.9%
Abbott Laboratories	67,350	3,150,633

Bayer AG (ADR) (Germany)	78,110	4,391,586

Bristol-Myers Squibb Co.	314,420	7,841,635

Merck & Co., Inc.	198,588	6,944,622

Pfizer, Inc.	411,300	5,865,138

Roche Holding AG (ADR) (Switzerland)	124,720	4,311,159

		32,504,773

Property & Casualty Insurance–0.8%
Chubb Corp.	99,556	4,978,796

Regional Banks–2.4%
BB&T Corp.	142,800	3,757,068

Fifth Third Bancorp	257,000	3,158,530

PNC Financial Services Group, Inc.	157,280	8,886,320

		15,801,918

Semiconductor Equipment–0.3%
Lam Research Corp.(b)	55,563	2,114,728

Semiconductors–0.7%
Intel Corp.	247,940	4,822,433

Soft Drinks–0.5%
Coca-Cola Co. (The)	66,960	3,356,035

Wireless Telecommunication Services–0.9%
Vodafone Group PLC (ADR) (United Kingdom)	302,200	6,246,474

Total Common Stocks & Other Equity Interests (Cost $425,658,678)		411,072,294

	Principal
	Amount
Convertible Bonds–15.0%
Advertising–0.5%
Interpublic Group of Cos., Inc., 4.25%, 03/15/23	$1,805,000	1,816,281

Interpublic Group of Cos., Inc., 4.75%, 03/15/23	1,638,000	1,676,903

		3,493,184

Application Software–0.3%
Cadence Design Systems, Inc., 1.375%, 12/15/11	153,000	150,705

Cadence Design Systems, Inc., 2.625%, 06/01/15(c)	902,000	881,705

Cadence Design Systems, Inc., 1.50%, 12/15/13	860,000	752,500

		1,784,910

Asset Management & Custody Banks–0.5%
Affiliated Managers Group, Inc., 3.95%, 08/15/38	2,511,000	2,460,780

Janus Capital Group, Inc., 3.25%, 07/15/14	1,013,000	1,020,597

		3,481,377

Auto Parts & Equipment–0.3%
BorgWarner, Inc., 3.50%, 04/15/12	1,772,000	2,294,740

Automobile Manufacturers–0.7%
Ford Motor Co., 4.25%, 11/15/16	3,775,000	4,723,469

Biotechnology–1.8%
Amgen, Inc., 0.375%, 02/01/13	8,090,000	8,029,325

Amylin Pharmaceuticals, Inc., 3.00%, 06/15/14	1,628,000	1,385,835

Cephalon, Inc., 2.50%, 05/01/14	2,659,000	2,805,245

		12,220,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Cable & Satellite–0.3%
Liberty Global, Inc., 4.50%, 11/15/16(c)	$1,442,000	$1,679,930

Casinos & Gaming–0.5%
International Game Technology, 3.25%, 05/01/14(c)	3,013,000	3,314,300

Coal & Consumable Fuels–0.4%
Massey Energy Co., 3.25%, 08/01/15	3,271,000	2,735,374

Communications Equipment–1.0%
Alcatel-Lucent USA, Inc., (Series B), 2.875%, 06/15/25	4,401,000	3,729,847

Ciena Corp., 0.25%, 05/01/13	1,336,000	1,087,170

JDS Uniphase Corp., 1.00%, 05/15/26	662,000	587,525

JDS Uniphase Corp., 1.00%, 05/15/26(c)	1,100,000	976,250

		6,380,792

Computer Storage & Peripherals–0.8%
SanDisk Corp., 1.00%, 05/15/13	6,064,000	5,419,700

Construction & Farm Machinery & Heavy Trucks–0.2%
Navistar International Corp., 3.00%, 10/15/14	967,000	1,138,643

Health Care Services–0.5%
Omnicare, Inc., (Series OCR), 3.25%, 12/15/35	4,060,000	3,379,950

Health Care Equipment–0.2%
Wright Medical Group, Inc., 2.625%, 12/01/14	1,640,000	1,424,750

Health Care Facilities–0.3%
LifePoint Hospitals, Inc., 3.50%, 05/15/14	1,868,000	1,734,905

Hotels, Resorts & Cruise Lines–0.3%
Gaylord Entertainment Co., 3.75%, 10/01/14(c)	1,728,000	1,810,080

Industrial Conglomerates–0.6%
3M CO, 0.00%, 11/21/32(d)	3,312,000	3,001,500

Textron, Inc., (Series TXT), 4.50%, 05/01/13	474,000	688,485

		3,689,985

Investment Banking & Brokerage–0.7%
Goldman Sachs Group, Inc. (The), (Series 0000) (MTN), 1.00%, 03/15/17(c)	3,328,000	3,178,639

Jefferies Group, Inc., 3.875%, 11/01/29	1,414,200	1,332,884

		4,511,523

Life Sciences Tools & Services–0.4%
Life Technologies Corp., 1.50%, 02/15/24	2,545,000	2,809,044

Movies & Entertainment–0.8%
Liberty Media LLC, 3.125%, 03/30/23	4,735,200	4,977,879

Oil & Gas Equipment & Services–0.2%
Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	1,208,000	1,050,960

Pharmaceuticals–1.3%
Allergan Inc, 1.50%, 04/01/26	1,914,000	2,095,830

Endo Pharmaceuticals Holdings, Inc., 1.75%, 04/15/15(c)	1,493,000	1,418,350

King Pharmaceuticals, Inc., 1.25%, 04/01/26	2,368,000	2,063,120

Mylan, Inc., 1.25%, 03/15/12	3,362,000	3,362,000

		8,939,300

Semiconductors–1.0%
Linear Technology Corp., 3.00%, 05/01/27(c)	1,193,000	1,173,614

Linear Technology Corp., 3.00%, 05/01/27	819,000	805,691

Micron Technology, Inc., 1.875%, 06/01/14	3,414,000	3,017,122

Xilinx, Inc., 3.125%, 03/15/37(c)	1,302,000	1,192,958

Xilinx, Inc., 3.125%, 03/15/37	763,000	699,099

		6,888,484

Specialized Finance–0.2%
NASDAQ OMX Group, Inc. (The), 2.50%, 08/15/13	1,601,000	1,526,954

Steel–0.4%
Allegheny Technologies, Inc., 4.25%, 06/01/14	2,058,000	2,657,392

Systems Software–0.5%
Symantec Corp., 0.75%, 06/15/11	1,799,000	1,792,254

Symantec Corp., 1.00%, 06/15/13	1,738,000	1,774,932

		3,567,186

Thrifts & Mortgage Finance–0.0%
MGIC Investment Corp., 5.00%, 05/01/17	247,000	221,991

Wireless Telecommunication Services–0.3%
SBA Communications Corp., 1.875%, 05/01/13	1,711,000	1,728,110

Total Convertible Bonds (Cost $96,300,397)		99,585,317

U.S. Treasury Securities–8.1%
U.S. Treasury Bills–0.1%
U.S. Treasury Bill, 0.201%, 10/28/10(e)(f)	345,000	344,842

U.S. Treasury Bonds–2.8%
8.125%, 08/15/21	2,700,000	3,948,750

6.625%, 02/15/27	2,500,000	3,441,016

5.375%, 02/15/31	8,800,000	10,822,625

4.25%, 05/15/39	250,000	264,336

4.625%, 02/15/40	200,000	224,812

		18,701,539

U.S. Treasury Notes–5.2%
1.50%, 12/31/13	500,000	504,141

1.75%, 03/31/14	2,300,000	2,331,984

2.625%, 07/31/14	1,000,000	1,045,000

2.375%, 10/31/14	18,800,000	19,393,375

2.25%, 01/31/15	6,000,000	6,148,125

4.00%, 08/15/18	3,055,000	3,359,545

3.625%, 08/15/19	1,260,000	1,332,056

3.375%, 11/15/19	300,000	310,688

		34,424,914

Total U.S. Treasury Securities (Cost $51,009,867)		53,471,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Bonds & Notes–7.9%
Advertising–0.0%
WPP Finance (United Kingdom), 8.00%, 09/15/14	$100,000	$117,320

Aerospace & Defense–0.0%
Systems 2001 AT LLC, 6.664%, 09/15/13(c)	96,076	101,840

Agricultural Products–0.0%
Bunge Ltd. Finance Corp., 8.50%, 06/15/19	90,000	107,349

Air Freight & Logistics–0.0%
FedEx Corp., 7.25%, 02/15/11	10,000	10,375

Airlines–0.0%
Delta Air Lines, Inc., 6.20%, 07/02/18	230,000	233,162

Application Software–0.0%
Adobe Systems, Inc., 4.75%, 02/01/20	185,000	189,886

Automobile Manufacturers–0.1%
Daimler Finance North America LLC, 7.30%, 01/15/12	170,000	182,937

Daimler Finance North America LLC, 8.50%, 01/18/31	35,000	44,622

Nissan Motor Acceptance Corp., 4.50%, 01/30/15(c)	105,000	108,540

		336,099

Biotechnology–0.0%
Biogen Idec, Inc., 6.875%, 03/01/18	180,000	206,775

Brewers–0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14(c)	215,000	247,484

FBG Finance Ltd. (Australia), 5.125%, 06/15/15(c)	295,000	321,431

		568,915

Broadcasting–0.0%
COX Communications, Inc., 8.375%, 03/01/39(c)	50,000	65,854

Cable & Satellite–0.2%
Comcast Corp., 5.70%, 05/15/18	400,000	439,210

Comcast Corp., 5.15%, 03/01/20	160,000	167,310

Time Warner Cable, Inc., 8.75%, 02/14/19	200,000	252,123

Time Warner Cable, Inc., 6.75%, 06/15/39	130,000	143,680

		1,002,323

Communications Equipment–0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	215,000	236,883

Cisco Systems, Inc., 5.90%, 02/15/39	30,000	33,188

Corning, Inc., 6.625%, 05/15/19	35,000	40,752

		310,823

Construction Materials–0.0%
Holcim US Finance Sarl & Cie SCS (Switzerland), 6.00%, 12/30/19(c)	85,000	91,967

Consumer Finance–0.3%
American Express Co., 8.125%, 05/20/19	555,000	688,467

Capital One Bank USA NA, 8.80%, 07/15/19	400,000	498,087

HSBC Finance Corp., 6.75%, 05/15/11	120,000	125,053

HSBC Finance Corp., 6.375%, 10/15/11	445,000	467,615

		1,779,222

Department Stores–0.0%
Kohl’s Corp., 6.875%, 12/15/37	190,000	228,814

Diversified Banks–1.0%
Abbey National Treasury Services PLC, 3.875%, 11/10/14(c)	210,000	209,583

Ally Financial, Inc., 2.20%, 12/19/12	500,000	514,732

Bank of Nova Scotia (Canada), 2.375%, 12/17/13	360,000	368,629

Barclays Bank PLC (United Kingdom), 6.75%, 05/22/19	485,000	540,992

Commonwealth Bank of Australia (Australia), 5.00%, 10/15/19(c)	285,000	297,721

Credit Suisse, 6.00%, 02/15/18	70,000	72,888

HBOS PLC (United Kingdom), 6.75%, 05/21/18(c)	325,000	307,681

HSBC Finance Corp., 8.00%, 07/15/10	85,000	85,153

Lloyds TSB Bank PLC (United Kingdom), 5.80%, 01/13/20(c)	185,000	174,654

National Australia Bank Ltd., 3.75%, 03/02/15(c)	190,000	195,157

Nordea Bank AB, 4.875%, 01/27/20(c)	245,000	253,829

Rabobank Nederland N.V. (Netherlands), 4.75%, 01/15/20(c)	490,000	502,910

Royal Bank of Scotland PLC (The) (United Kingdom), 4.875%, 03/16/15	420,000	418,383

Santander US Debt SA Unipersonal, 3.724%, 01/20/15(c)	200,000	196,543

Standard Chartered PLC (United Kingdom), 3.85%, 04/27/15(c)	255,000	255,227

Svenska Handelsbanken AB, 5.125%, 03/30/20(c)	240,000	245,840

US Bancorp, 2.00%, 06/14/13	480,000	485,805

US Bank NA, 3.778%, 04/29/20(d)	450,000	457,532

Wells Fargo & Co., 5.625%, 12/11/17	795,000	866,957

		6,450,216

Diversified Capital Markets–0.2%
Credit Suisse (Switzerland), 5.30%, 08/13/19	170,000	181,007

Credit Suisse AG (Switzerland), 5.40%, 01/14/20	550,000	548,979

UBS AG (Switzerland), (MTN), 5.875%, 12/20/17	225,000	238,809

		968,795

Diversified Metals & Mining–0.1%
Anglo American Capital PLC (United Kingdom), 9.375%, 04/08/19(c)	300,000	383,317

Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	60,000	66,131

Rio Tinto Finance USA Ltd. (Australia), 9.00%, 05/01/19	265,000	347,160

		796,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Drug Retail–0.1%
CVS Pass-Through Trust, 6.036%, 12/10/28	$356,718	$372,086

CVS Pass-Through Trust, 8.353%, 07/10/31(c)	34,465	42,023

		414,109

Electric Utilities–0.2%
EDF SA, 4.60%, 01/27/20(c)	125,000	128,418

Enel Finance International SA, 5.125%, 10/07/19(c)	325,000	325,751

FirstEnergy Solutions Corp., 6.05%, 08/15/21	350,000	358,422

Iberdrola Finance Ireland Ltd. (Ireland), 3.80%, 09/11/14(c)	125,000	124,696

Ohio Power Co., (Series M), 5.375%, 10/01/21	100,000	108,025

PPL Energy Supply LLC, 6.30%, 07/15/13	140,000	155,484

Progress Energy, Inc., 7.05%, 03/15/19	270,000	320,833

		1,521,629

Electrical Components & Equipment–0.0%
Cooper US, Inc., 5.25%, 11/15/12	165,000	178,082

Electronic Components–0.0%
Amphenol Corp., 4.75%, 11/15/14	115,000	121,395

Corning, Inc., 7.25%, 08/15/36	55,000	65,391

		186,786

Environmental & Facilities Services–0.0%
Republic Services, Inc., 5.50%, 09/15/19(c)	155,000	167,664

Fertilizers & Agricultural Chemicals–0.1%
Mosaic Co. (The), 7.625%, 12/01/16(c)	260,000	285,350

Potash Corp. of Saskatchewan, Inc. (Canada), 5.875%, 12/01/36	35,000	37,680

		323,030

Food Retail–0.2%
Delhaize America, Inc., 9.00%, 04/15/31	135,000	183,100

Delhaize Group SA (Belgium), 5.875%, 02/01/14	165,000	184,377

WM Wrigley Jr Co, 1.912%, 06/28/11(c)(d)	650,000	652,031

		1,019,508

Gas Utilities–0.0%
QEP Resources Inc, 6.80%, 04/01/18	200,000	209,569

Gold–0.1%
Newmont Mining Corp., 5.125%, 10/01/19	315,000	336,883

Health Care Services–0.1%
Medco Health Solutions, Inc., 7.125%, 03/15/18	280,000	334,926

Quest Diagnostics, Inc., 4.75%, 01/30/20	245,000	246,724

		581,650

Health Care Distributors–0.0%
AmerisourceBergen Corp., 4.875%, 11/15/19	115,000	118,635

Health Care Equipment–0.1%
CareFusion Corp., 4.125%, 08/01/12	355,000	371,748

Home Improvement Retail–0.0%
Home Depot, Inc., 5.875%, 12/16/36	210,000	214,746

Hypermarkets & Super Centers–0.0%
Wal-Mart Stores, Inc., 5.25%, 09/01/35	120,000	125,836

Wal-Mart Stores, Inc., 6.50%, 08/15/37	45,000	54,690

		180,526

Industrial Conglomerates–0.7%
General Electric Capital Corp., 2.625%, 12/28/12	3,150,000	3,276,375

General Electric Capital Corp., 5.625%, 05/01/18	295,000	314,270

General Electric Capital Corp., (MTN), 5.875%, 01/14/38	120,000	117,573

General Electric Capital Corp., (Series G), 6.00%, 08/07/19	595,000	646,725

General Electric Co., 5.25%, 12/06/17	440,000	480,320

		4,835,263

Integrated Oil & Gas–0.1%
Hess Corp., 6.00%, 01/15/40	175,000	181,685

Shell International Finance BV (Finland), 3.10%, 06/28/15	275,000	279,302

		460,987

Integrated Telecommunication Services–0.4%
AT&T Corp., 8.00%, 11/15/31	85,000	109,207

AT&T, Inc., 6.15%, 09/15/34	125,000	133,211

AT&T, Inc., 6.30%, 01/15/38	610,000	664,969

Deutsche Telekom International Finance BV (Netherlands), 8.75%, 06/15/30	140,000	180,763

NBC Universal, Inc., 5.15%, 04/30/20(c)	200,000	209,249

Telecom Italia Capital SA (Luxembourg), 6.999%, 06/04/18	325,000	346,925

Telecom Italia Capital SA (Luxembourg), 7.175%, 06/18/19	140,000	150,632

Telefonica Europe BV (Netherlands), 8.25%, 09/15/30	295,000	364,974

Verizon Communications, Inc., 6.35%, 04/01/19	235,000	274,099

Verizon Communications, Inc., 8.95%, 03/01/39	280,000	404,166

		2,838,195

Investment Banking & Brokerage–0.3%
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	285,000	331,706

Goldman Sachs Group, Inc. (The), 6.15%, 04/01/18	805,000	843,064

Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	365,000	359,892

TD Ameritrade Holding Corp., 5.60%, 12/01/19	250,000	264,058

		1,798,720

IT Consulting & Other Services–0.0%
International Business Machines Corp., 5.60%, 11/30/39	220,000	244,413

Life & Health Insurance–0.2%
Aegon N.V. (Netherlands), 4.625%, 12/01/15	250,000	259,070

MetLife, Inc., 7.717%, 02/15/19	40,000	47,476

Pacific LifeCorp, 6.00%, 02/10/20(c)	175,000	182,021

Principal Financial Group, Inc., 8.875%, 05/15/19	140,000	172,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Life & Health Insurance–(continued)

Prudential Financial, Inc., (MTN), 4.75%, 09/17/15	$230,000	$238,423

Prudential Financial, Inc., (MTN), 6.625%, 12/01/37	95,000	99,289

Prudential Financial, Inc., (Series D), 7.375%, 06/15/19	70,000	80,421

		1,078,731

Managed Health Care–0.0%
UnitedHealth Group, Inc., 6.00%, 02/15/18	195,000	218,726

Movies & Entertainment–0.1%
News America, Inc., 7.85%, 03/01/39	270,000	336,459

Time Warner, Inc., 5.875%, 11/15/16	120,000	135,201

Time Warner, Inc., 7.70%, 05/01/32	170,000	204,224

Vivendi SA, 6.625%, 04/04/18(c)	130,000	150,637

		826,521

Multi-line Insurance–0.1%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11(c)	405,000	407,278

Multi-Utilities–0.1%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	75,000	79,240

CenterPoint Energy Resources Corp., (Series B), 7.875%, 04/01/13	70,000	80,454

Nisource Finance Corp., 6.80%, 01/15/19	175,000	197,371

		357,065

Office Electronics–0.0%
Xerox Corp., 6.35%, 05/15/18	120,000	133,541

Xerox Corp., 5.625%, 12/15/19	45,000	48,114

		181,655

Office REIT’s–0.1%
Boston Properties LP, 5.875%, 10/15/19	175,000	188,020

Digital Realty Trust LP, 4.50%, 07/15/15	305,000	304,076

		492,096

Oil & Gas Equipment & Services–0.0%
Weatherford International Ltd. (Switzerland), 9.625%, 03/01/19	245,000	296,767

Oil & Gas Exploration & Production–0.1%
Petrobras International Finance Co. (Cayman Islands), 5.75%, 01/20/20	410,000	412,452

Oil & Gas Storage & Transportation–0.2%
Energy Transfer Partners LP, 8.50%, 04/15/14	200,000	231,976

Enterprise Products Operating LLC, 5.25%, 01/31/20	100,000	103,730

Enterprise Products Operating LLC, (Series N), 6.50%, 01/31/19	220,000	245,744

Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 05/01/19	150,000	180,018

Plains All American Pipeline LP / PAA Finance Corp., 6.70%, 05/15/36	175,000	176,188

Spectra Energy Capital LLC, 7.50%, 09/15/38	120,000	134,916

Texas Eastern Transmission LP, 7.00%, 07/15/32	165,000	197,331

		1,269,903

Other Diversified Financial Services–1.4%
Bank of America Corp., 5.75%, 12/01/17	865,000	904,041

Bank of America Corp., 7.625%, 06/01/19	70,000	80,382

Bank of America Corp., (Series L), 5.65%, 05/01/18	280,000	287,394

Citibank NA, 1.75%, 12/28/12	1,500,000	1,528,522

Citigroup Funding, Inc., 2.25%, 12/10/12	3,090,000	3,186,114

Citigroup Inc, 6.125%, 11/21/17	460,000	483,416

Citigroup Inc, 6.125%, 05/15/18	355,000	372,820

Citigroup Inc, 8.50%, 05/22/19	415,000	495,181

General Electric Capital Corp., 5.50%, 01/08/20	140,000	148,415

JPMorgan Chase & Co., 6.00%, 01/15/18	590,000	652,910

JPMorgan Chase & Co., 4.95%, 03/25/20	185,000	192,087

Merrill Lynch & Co., Inc., (MTN), 6.875%, 04/25/18	285,000	305,213

Xlliac Global Funding, 4.80%, 08/10/10(c)	315,000	315,094

		8,951,589

Packaged Foods & Meats–0.2%
ConAgra Foods, Inc., 7.00%, 10/01/28	40,000	47,487

ConAgra Foods, Inc., 8.25%, 09/15/30	180,000	235,658

Grupo Bimbo SAB de CV, 4.875%, 06/30/20(c)	270,000	272,358

Kraft Foods, Inc., 5.375%, 02/10/20	200,000	214,317

Kraft Foods, Inc., 7.00%, 08/11/37	275,000	325,632

Kraft Foods, Inc., 6.875%, 01/26/39	180,000	211,553

		1,307,005

Paper Packaging–0.0%
Sealed Air Corp., 7.875%, 06/15/17(c)	95,000	99,413

Pharmaceuticals–0.2%
GlaxoSmithKline Capital, Inc., 5.65%, 05/15/18	75,000	85,868

GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	70,000	83,725

Merck & Co., Inc., 5.00%, 06/30/19	280,000	312,587

Pfizer, Inc., 6.20%, 03/15/19	650,000	776,299

		1,258,479

Property & Casualty Insurance–0.1%
Allstate Corp. (The), 7.45%, 05/16/19	140,000	165,220

Catlin Insurance Co. Ltd. (Bermuda), 7.249%, 10/19/49(c)(d)(g)	220,000	177,082

		342,302

Railroads–0.0%
CSX Corp., 6.15%, 05/01/37	75,000	82,002

Union Pacific Corp., 6.125%, 02/15/20	105,000	121,628

		203,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Real Estate Management & Development–0.0%
Brookfield Asset Management, Inc. (Canada), 5.80%, 04/25/17	$210,000	$212,716

Brookfield Asset Management, Inc. (Canada), 7.125%, 06/15/12	10,000	10,745

		223,461

Regional Banks–0.2%
KeyBank NA, 3.20%, 06/15/12	500,000	523,959

Nationwide Building Society (United Kingdom), 6.25%, 02/25/20(c)	485,000	522,861

PNC Funding Corp., 6.70%, 06/10/19	165,000	189,914

PNC Funding Corp., 5.125%, 02/08/20	330,000	344,636

		1,581,370

Reinsurance–0.1%
Platinum Underwriters Finance, Inc., (Series B), 7.50%, 06/01/17	145,000	154,290

Reinsurance Group of America, Inc., 6.45%, 11/15/19	150,000	160,232

		314,522

Research & Consulting Services–0.0%
ERAC USA Finance LLC, 2.75%, 07/01/13(c)	205,000	206,240

Residential REIT’s–0.0%
AvalonBay Communities, Inc., (MTN), 6.10%, 03/15/20	160,000	177,784

Restaurants–0.0%
Yum! Brands, Inc., 6.25%, 03/15/18	100,000	114,615

Yum! Brands, Inc., 5.30%, 09/15/19	155,000	167,163

		281,778

Retail REIT’s–0.1%
Simon Property Group LP, 6.75%, 05/15/14	195,000	217,808

Simon Property Group LP, 5.65%, 02/01/20	25,000	26,538

WEA Finance LLC / WT Finance Aust Pty Ltd., 6.75%, 09/02/19(c)	225,000	250,003

		494,349

Semiconductor Equipment–0.0%
KLA-Tencor Corp., 6.90%, 05/01/18	135,000	151,701

Specialized Finance–0.0%
NASDAQ OMX Group, Inc. (The), 5.55%, 01/15/20	240,000	245,948

Steel–0.1%
ArcelorMittal (Luxembourg), 9.85%, 06/01/19	410,000	512,893

Vale Overseas Ltd. (Cayman Islands), 5.625%, 09/15/19	160,000	169,622

		682,515

Tobacco–0.1%
BAT International Finance PLC (United Kingdom), 9.50%, 11/15/18(c)	150,000	197,237

Philip Morris International, Inc., 5.65%, 05/16/18	210,000	230,631

		427,868

Trucking–0.0%
Ryder System, Inc., (MTN), 7.20%, 09/01/15	95,000	110,584

Total Bonds & Notes (Cost $49,339,704)		52,170,218

U.S. Government Agency Obligations–0.9%
U.S. Government Agencies–0.9%
Federal Home Loan Mortgage Corp., 3.00%, 07/28/14	900,000	948,057

Federal Home Loan Mortgage Corp., 5.00%, 04/18/17	1,500,000	1,713,753

Federal Home Loan Mortgage Corp., 4.875%, 06/13/18	1,000,000	1,133,924

Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	650,000	862,428

Federal National Mortgage Association, 4.375%, 10/15/15	1,520,000	1,684,389

		6,342,551

Total U.S. Government Agency Obligations (Cost $6,096,426)		6,342,551

	Shares
Convertible Preferred Stocks–2.2%
Agricultural Products–0.2%
Archer-Daniels-Midland Co. $3.125	34,250	1,240,193

Health Care Services–0.3%
Omnicare Capital Trust II (Series B) $2.00	44,400	1,580,640

Health Care Facilities–0.2%
Healthsouth Corp. $65.00	1,785	1,475,303

Multi-Utilities–0.3%
CenterPoint Energy, Inc. $0.77(d)	62,215	1,822,899

Office Services & Supplies–0.3%
Avery Dennison Corp. $3.938	52,960	2,113,104

Oil & Gas Storage & Transportation–0.5%
El Paso Energy Capital Trust I $2.375	95,499	3,485,713

Regional Banks–FDIC Guaranteed–0.4%
KeyCorp (Series A) $7.75	30,290	2,885,122

Total Convertible Preferred Stocks (Cost $14,854,736)		14,602,974

	Principal
	Amount
Foreign Government Obligations–0.1%
Export-Import Bank of Korea (South Korea), 4.125%, 09/09/15	$100,000	101,596

Republic of Italy (Italy), 6.875%, 09/27/23	290,000	331,112

Korea Development Bank (South Korea), 4.375%, 08/10/15	200,000	205,024

Total Foreign Government Obligations (Cost $618,369)		637,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Foreign Government & Corporate Bonds–0.0%
Diversified Banks–0.0%
Standard Chartered Bank (United Kingdom)(c)	$100,000	$106,309

Total Foreign Government & Corporate Bonds (Cost $106,303)		106,309

Asset-Backed Security–0.0%
Harley-Davidson Motorcycle Trust, 2005-3 A2, 4.41%, 06/15/12 (Cost $44,989)	44,998	45,069

U.S. Government Agencies–Mortgage-Backed Securities–0.0%
Federal Home Loan Mortgage Corp.–0.0%
Federal Home Loan Mortgage Corp., 6.50%, 02/01/26	9,068	10,064

Federal National Mortgage Association (FNMA)–0.0%
Federal National Mortgage Association, 9.50%, 04/01/30	15,923	18,713

Total U.S. Government Agencies–Mortgage-Backed Securities (Cost $27,590)		28,777

	Shares
Money Market Funds–3.6%
Liquid Assets Portfolio–Institutional Class(h)	12,033,269	12,033,269

Premier Portfolio–Institutional Class(h)	12,033,269	12,033,269

Total Money Market Funds (Cost $24,066,538)		24,066,538

TOTAL INVESTMENTS (Cost $668,123,597)–99.8%		662,129,074

OTHER ASSETS LESS LIABILITIES–0.2%		1,067,889

NET ASSETS–100.0%		$663,196,963

Investment Abbreviations:

ADR	– American Depositary Receipt.
MTN	– Medium Term Note.
REIT	– Real Estate Investment Trust.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $24,407,119 which represented 3.7% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund
(f)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(g)	Perpetual bond with no specified maturity date.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2010

Common Stocks & Other Equity Interests	62.0%

Convertible Bonds	15.0

U.S. Treasury Securities	8.1

Bonds & Notes	7.9

Convertible Preferred Stocks	2.2

U.S. Government Agency Obligations	0.9

Foreign Government Obligations	0.1

Foreign Government & Corporate Bonds	0.0

Asset-Backed Security	0.0

U.S. Government Agencies – Mortgage-Backed Securities	0.0

Money Market Funds Plus Other Assets Less Liabilities	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $644,057,059)	$638,062,536

Investments in affiliated money market funds, at value and cost	24,066,538

Total investments, at value (Cost $668,123,597)	662,129,074

Receivables for:
Investments sold	1,641,247

Fund shares sold	527,998

Dividends and interest	2,728,906

Fund expenses absorbed	123,750

Other assets	12,623

Total assets	667,163,598

Liabilities:
Payables for:
Investments purchased	3,481,930

Fund shares reacquired	101,346

Variation margin	25,860

Accrued fees to affiliates	282,243

Accrued other operating expenses	75,256

Total liabilities	3,966,635

Net assets applicable to shares outstanding	$663,196,963

Net assets consist of:
Shares of beneficial interest	$729,367,263

Undistributed net investment income	3,710,708

Undistributed net realized gain (loss)	(63,535,123)

Unrealized appreciation (depreciation)	(6,345,885)

$663,196,963

Net Assets:
Series I	$9,754

Series II	$663,187,209

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	815

Series II	55,421,998

Series I:
Net asset value per share	$11.97

Series II:
Net asset value per share	$11.97

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $32,198)	$5,417,168

Dividends from affiliated money market funds	3,624

Interest	3,351,630

Total investment income	8,772,422

Expenses:
Advisory fees	1,398,894

Administrative services fees	880,621

Custodian fees	16,536

Distribution fees — Series II	866,382

Transfer agent fees	3,214

Trustees’ and officers’ fees and benefits	8,727

Other	86,648

Total expenses	3,261,022

Less: Fees waived	(714,259)

Net expenses	2,546,763

Net investment income	6,225,659

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,636,222

Futures contracts	(693,821)

Swap agreements	5,123

9,947,524

Change in net unrealized appreciation (depreciation) of:
Investment securities	(48,058,929)

Futures contracts	(811,576)

Swap agreements	1,778

(48,868,727)

Net realized and unrealized gain (loss)	(38,921,203)

Net increase (decrease) in net assets resulting from operations	$(32,695,544)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$6,225,659	$11,732,832

Net realized gain (loss)	9,947,524	(27,956,625)

Change in net unrealized appreciation (depreciation)	(48,868,727)	134,974,013

Net increase (decrease) in net assets resulting from operations	(32,695,544)	118,750,220

Distributions to shareholders from net investment income — Series II	(13,994,793)	(15,771,072)

Share transactions–net:
Series I	10,000	—

Series II	37,095,516	52,678,233

Net increase in net assets resulting from share transactions	37,105,516	52,678,233

Net increase (decrease) in net assets	(9,584,821)	155,657,381

Net assets:
Beginning of period	672,781,784	517,124,403

End of period (includes undistributed net investment income of $3,710,708 and $11,479,842, respectively)	$663,196,963	$672,781,784

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Equity and Income Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Universal Institutional Funds Equity and Income Portfolio (“the Acquired Fund”), an investment portfolio of The Universal Institutional Funds, Inc. The Acquired Fund was reorganized on June 1, 2010 (“the Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class II shares received Series II shares of the Fund.
  Information for the Acquired Fund’s — Class II shares prior to the Reorganization is included with Series II shares of the Fund throughout this report.
  The Fund’s investment objectives are both capital appreciation and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

Invesco Van Kampen V.I. Equity and Income Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco Van Kampen V.I. Equity and Income Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.75% of average daily net assets, through at least April 30, 2011. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Prior to the Reorganization, MS Investment Management had voluntarily agreed to waive fees and/or reimburse expenses of Class II shares to 1.00% of the Acquired Fund’s average daily net assets.

Invesco Van Kampen V.I. Equity and Income Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management waived advisory fees of $21,238.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $13,756 for accounting and fund administrative services and reimbursed $140,583 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $726,282 to MS Investment Management and JPMorgan Investor Services Co.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provide certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $3,214 to Morgan Stanley Services Company Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. IDI has contractually agreed to waive 0.20% of Rule 12b-1 plan fees on Series II shares through at least June 30, 2012.
  Prior to the Reorganization, the Acquired Fund paid distribution fees to Morgan Stanley Distribution Inc. (the “MSDI”) based on the annual rate of 0.35% of the Acquired Fund’s average daily net assets of Class II shares. MSDI had voluntarily agreed to waive 0.30% distribution fee that it received from the Acquired Fund. MSDI was paid distribution fees of $145,245 after fee waivers of $580,557.
  12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended June 30, 2010, fees incurred after fee waivers for Series II shares were $173,361.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Equity and Income Fund

  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$434,255,146	$15,486,660	$—	$449,741,806

U.S. Treasury Securities	—	53,471,295	—	53,471,295

U.S. Government Sponsored Agency Securities	—	6,371,328	—	6,371,328

Corporate Debt Securities	—	152,499,576	—	152,499,576

Asset-Backed Securities	—	45,069	—	45,069

	$434,255,146	$227,873,928	$—	$662,129,074

Futures*	(353,139)	—	—	(353,139)

Total Investments	$433,902,007	$227,873,928	$—	$661,775,935

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Futures contracts(a)
Interest rate risk	$127,215	$(480,354)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain (Loss)
Credit risk	$—	$5,123

Interest rate risk	(693,821)	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$1,778

Interest rate risk	(811,576)	—

Total	$(1,505,397)	$6,901

*	The average value of futures and swap agreements outstanding during the period was $30,031,046 and $12,857, respectively.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	136	September-2010/Long	$29,760,625	$127,215

Subtotal			$29,760,625	$127,215

U.S. Treasury 5 Year Notes	112	September-2010/Short	(13,255,375)	(149,808)

U.S. Treasury 10 Year Notes	55	September-2010/Short	(6,740,078)	(114,244)

U.S. Treasury 30 Year Bonds	73	September-2010/Short	(9,307,500)	(216,302)

Subtotal			$(29,302,953)	$(480,354)

Total			$457,672	$(353,139)

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$23,179,000

December 31, 2017	47,645,000

Total capital loss carryforward	$70,824,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $144,603,403 and $111,703,268, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,915,495

Aggregate unrealized (depreciation) of investment securities	(37,077,475)

Net unrealized appreciation (depreciation) of investment securities	$(7,161,980)

Cost of investments for tax purposes is $669,291,054.

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I(b)	815	$10,000	—	$—

Series II	4,910,826	64,170,750	10,389,966	116,829,247

Issued as reinvestment of dividends:
Series II	1,110,698	13,994,794	1,504,873	15,771,072

Reacquired:
Series II	(3,152,210)	(41,070,028)	(7,373,030)	(79,922,086)

Net increase in share activity	2,870,129	$37,105,516	4,521,809	$52,678,233

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

																Ratio of net
												Ratio of		Ratio of		investment
												expenses		expenses		income to
												to average		to average		average		Ratio of
			Net gains									net assets		net assets		net assets		rebate from
			(losses) on									with fee		without fee		with fee		Morgan
	Net asset		securities		Dividends	Distributions						waivers		waivers		waivers		Stanley
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		and/or		and/or		Affiliates
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		expenses		to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)		(000s omitted)	absorbed		absorbed		absorbed		net assets	turnover(c)

Series I
One month ended 06/30/10(d)	$12.27	$0.12	$(0.42)	$(0.30)	$—	$—	$—	$11.97	(2.44)%		$10	0.70	%(e)	0.73	%(e)	1.83	%(e)	—%	17%

Series II
Six months ended 06/30/10	12.80	0.12	(0.69)	(0.57)	(0.26)	—	(0.26)	11.97	(4.55)		663,187	0.73	(e)	0.94	(e)	1.80	(e)	—	17
Year ended 12/31/09	10.77	0.24	2.11	2.35	(0.32)	—	(0.32)	12.80	22.49		672,782	0.74	(f)	1.04	(f)	2.09	(f)(g)	0.01	81
Year ended 12/31/08	14.74	0.32	(3.56)	(3.24)	(0.31)	(0.42)	(0.73)	10.77	(22.68	)(h)	517,124	0.75	(f)	1.05	(f)	2.50	(f)(g)	0.01	95
Year ended 12/31/07	14.89	0.35	0.17	0.52	(0.28)	(0.39)	(0.67)	14.74	3.36		711,897	0.74	(f)	1.04	(f)	2.31	(f)(g)	0.00 (i)	70
Year ended 12/31/06	13.69	0.32	1.35	1.67	(0.16)	(0.31)	(0.47)	14.89	12.58		570,626	0.78		1.08		2.25	(g)	—	56
Year ended 12/31/05	12.97	0.24	0.71	0.95	(0.09)	(0.14)	(0.23)	13.69	7.38		406,725	0.83		1.13		1.79	(g)	—	46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 1, 2010.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2 and $698,848 for Series I and Series II shares, respectively.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.79%, 2.20%, 2.01%, 1.95% and 1.49% for the years ended December 31, 2009 through December 31, 2005, respectively.
(h)	The Adviser reimbursed the Fund for losses incurred on derivative transactions which breached an investment guideline of the Fund during the period. The impact of this reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Series II would have been (22.68)%.
(i)	Amount is less than 0.005%.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Series I shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010. The actual ending account value and expenses of the Series I shares in the below example are based on an investment of $1,000 invested as of close of business June 1, 2010 (the date the share class commenced operations) and held through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2010 through June 30, 2010 for the Series I shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Series I shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period..

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$975.60	$0.57	$1,021.32	$3.51	0.70%

Series II	1,000.00	954.50	3.54	1,021.17	3.66	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010, through June 30, 2010 (as of close of business June 1, 2010, through June 30, 2010 for the Series I shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Series I shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010, through June 30, 2010)/365. Because the Series I shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series II shares to 0.75% of average daily net assets. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.75%.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year is $3.63 for the Series II shares.
[4]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Series I shares of the Fund and other funds because such data is based on a full six month period.
The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year is $3.76 for the Series II shares.

Invesco Van Kampen V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

  The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Equity and Income Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services.

Invesco Van Kampen V.I. Equity and Income Fund

The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Equity and Income Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of The Universal Institutional Funds, Inc. — Equity and Income Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	48,048,088	1,441,484	3,456,602	0

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIGTAA-SAR-1
NOT FDIC INSURED| MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-6.33%
Series II Shares	-6.43
MSCI World Index▼ (Broad Market/Style-Specific Index)	-9.84

▼	Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (1/23/09)	13.63%
1 Year	8.88

Series II Shares
Inception (1/23/09)	13.33%
1 Year	8.67
Effective June 1, 2010, Class I and Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.98% and 1.23%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.58% and 1.83%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–61.7%
Australia–2.1%
BHP Billiton Ltd.	22,861	$710,974

Centennial Coal Company Ltd	26,408	97,745

Commonwealth Bank of Australia	852	34,532

Rio Tinto Ltd.	2,622	145,217

Westpac Banking Corp.	14,291	252,369

		1,240,837

Bermuda–1.1%
Allied World Assurance Co. Holdings Ltd.	2,000	90,760

Arch Capital Group Ltd(a)	7,700	573,650

		664,410

Canada–3.4%
Atco, Ltd., Class 1	4,500	201,381

Bank of Montreal	1,500	81,358

BCE, Inc.	38,300	1,117,466

Canadian Imperial Bank of Commerce	1,900	118,046

Canadian Utilities, Ltd., Class A	4,400	187,482

Penn West Energy Trust	10,900	207,853

Royal Bank of Canada	1,600	76,201

		1,989,787

Denmark–1.7%
Coloplast A/S, Class B	1,184	117,528

Novo Nordisk A/S, Class B	11,254	907,812

		1,025,340

Finland–0.5%
Fortum Oyj	14,501	319,228

France–1.5%
GDF Suez	1,942	54,944

Sanofi-Aventis SA	11,943	720,197

Total SA	1,392	61,950

Valeo SA(a)	1,777	47,871

		884,962

Germany–1.5%
Deutsche Bank AG	527	29,796

Deutsche Lufthansa AG(a)	19,377	266,992

Hannover Rueckversicherung AG	8,503	366,287

RWE AG	3,562	232,173

		895,248

Hong Kong–1.5%
BOC Hong Kong Holdings Ltd.	94,500	214,804

Cheung Kong Holdings Ltd.	29,000	333,246

Swire Pacific Ltd., Class A	27,500	311,597

		859,647

Ireland–0.6%
Seagate Technology(a)	17,900	233,416

Warner Chilcott PLC, Class A(a)	5,600	127,960

		361,376

Italy–2.2%
Enel SpA	28,902	122,270

ENI SpA	6,225	114,273

Mediaset SpA	102,572	584,016

Mediobanca SpA (warrants, expiring 03/18/11)(a)	429	17

Snam Rete Gas SpA	9,191	36,539

Terna Rete Elettrica Nationale SpA	116,363	419,071

Unione di Banche Italiane ScpA (warrants, expiring 06/30/11)(a)	623	13

		1,276,199

Japan–7.9%
Astellas Pharma, Inc.	15,100	504,982

Canon, Inc.	27,200	1,014,100

DAITO Trust Construction Co., Ltd.	2,600	146,982

East Japan Railway Co.	1,300	86,658

Honda Motor Co., Ltd.	8,600	249,757

Hoya Corp.	5,600	118,910

JGC Corp.	2,000	30,320

Lawson, Inc.	2,900	126,745

Mizuho Financial Group, Inc.	197,300	323,832

Nissan Motor Co., Ltd.	155,500	1,077,960

Takeda Pharmaceutical Co., Ltd.	6,800	291,020

Tokio Marine Holdings, Inc.	18,900	495,078

Toyota Motor Corp.	5,700	196,019

		4,662,363

Luxembourg–0.1%
Tenaris SA	5,487	95,227

Netherlands–0.1%
STMicroelectronics NV	9,454	74,894

Norway–0.2%
StatoilHydro ASA	6,233	120,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Shares	Value

Singapore–0.4%
United Overseas Bank Ltd.	16,000	$222,274

Spain–1.2%
Banco Bilbao Vizcaya Argentaria SA	29,182	301,056

Banco Santander SA	37,620	395,310

		696,366

Sweden–1.2%
Alfa Laval AB	14,716	190,082

Nordea Bank AB	26,014	214,557

Svenska Handelsbanken AB, Class A	12,606	308,752

		713,391

Switzerland–3.5%
Banque Cantonale Vaudis	119	48,970

Credit Suisse Group AG	8,707	327,242

Nestle SA	3,201	154,448

Noble Corp.	5,000	154,550

Novartis AG	15,266	740,652

Roche Holding AG	1,690	232,077

Schindler Holding AG	3,285	276,217

Tyco International Ltd.	3,700	130,351

		2,064,507

United Kingdom–4.8%
BHP Billiton PLC	29,018	750,895

BP PLC	50,435	242,225

British American Tobacco PLC	25,745	815,211

BT Group PLC	190,724	364,214

HSBC Holdings PLC	4,067	37,103

IG Group Holdings PLC	11,733	73,212

International Power PLC	1,288	5,706

Next PLC	14,625	432,786

Standard Chartered PLC	5,240	127,206

		2,848,558

United States–26.2%
American Express Co.	9,000	357,300

AmeriCredit Corp.(a)	3,200	58,304

Amgen, Inc.(a)	7,300	383,980

Apple, Inc.(a)	500	125,765

Automatic Data Processing, Inc.	14,600	587,796

Avis Budget Group, Inc.(a)	22,100	217,022

Bank of America Corp.	5,800	83,346

Brinker International, Inc.	4,400	63,624

Capital One Financial Corp.	4,300	173,290

Cardinal Health, Inc.	7,800	262,158

Cheesecake Factory, Inc.(a)	2,100	46,746

Chevron Corp.	7,000	475,020

Cimarex Energy Co.	1,400	100,212

Cisco Systems, Inc.(a)	7,600	161,956

Citigroup, Inc.(a)	20,700	77,832

ConocoPhillips	8,300	407,447

D.R. Horton, Inc.	29,400	289,002

Exxon Mobil Corp.	19,900	1,135,693

Ford Motor Co.(a)	11,600	116,928

Forest Laboratories, Inc.(a)	3,600	98,748

Franklin Resources, Inc.	3,200	275,808

Gannett Co., Inc.	10,300	138,638

Gap, Inc.	50,100	974,946

Goldman Sachs Group, Inc.	1,700	223,159

Humana, Inc.(a)	1,300	59,371

IAC/InteractiveCorp(a)	3,100	68,107

IBM Corp.	9,700	1,197,756

InterDigital, Inc.(a)	6,900	170,361

Johnson & Johnson	6,300	372,078

Jones Apparel Group, Inc.	21,100	334,435

JPMorgan Chase & Co.	1,100	40,271

Limited Brands, Inc.	2,400	52,968

M & T Bank Corp.	3,700	314,315

Macy’s, Inc.	4,200	75,180

McDonald’s Corp.	6,000	395,220

Micron Technology, Inc.(a)	7,400	62,826

Microsoft Corp.	47,400	1,090,674

Moody’s Corp.	3,900	77,688

Northrop Grumman Corp.	5,600	304,864

Oil States International, Inc.(a)	2,400	94,992

Oshkosh Corp.(a)	20,700	645,012

Peabody Energy Corp.	5,400	211,302

Procter & Gamble Co.	4,600	275,908

Reliance Steel & Aluminum	3,300	119,295

Rent-A-Center, Inc.(a)	5,400	109,404

R.R. Donnelley & Sons Co.	17,300	283,201

Sprint Nextel Corp.(a)	34,600	146,704

Texas Instruments, Inc.	10,300	239,784

Time Warner, Inc.	3,533	102,139

Travelers Cos., Inc.	900	44,325

TRW Automotive Holdings Corp.(a)	12,900	355,653

UnitedHealth Group, Inc.	14,800	420,320

U.S. Bancorp	2,700	60,345

Valeant Pharmaceuticals International(a)	2,400	125,496

Vishay Intertechnology, Inc.(a)	14,600	113,004

Walter Industries, Inc.	4,400	267,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Shares	Value

United States–(continued)

Wells Fargo & Co.	2,200	$56,320

Windstream Corp.	36,000	380,160

		15,501,938

Total Common Stocks–61.7%		36,516,767

Investment Companies–8.1%
iShares Barclays 3-7 Year Treasury Bond Fund	6,700	$772,711

iShares MSCI EAFE Index Fund	18,500	860,435

SPDR Barclays Capital International Treasury Bond Fund ETF	43,000	2,311,250

SPDR S&P 500 ETF	8,200	846,404

Total Investment Companies–8.1%		4,790,800

United States Government Agency Obligations–5.1%
United States Treasury Bill ($3,000,000 par, yielding 0.149%, 09/02/10 maturity)		2,999,190

Total Long-Term Investments–74.9% (Cost $45,353,983)		44,306,757

Money Market Funds–18.4%
Liquid Assets Portfolio–Institutional Class(b)	5,443,630	5,443,630

Premier Portfolio–Institutional Class(b)	5,443,630	5,443,630

Total Money Market Funds–18.4% (Cost $10,887,260)		10,887,260

TOTAL INVESTMENTS–93.3% (Cost $56,241,243)		55,194,017

FOREIGN CURRENCY–3.3% (Cost $1,988,251)		1,968,185

OTHER ASSETS IN EXCESS OF LIABILITIES–3.4%		2,023,557

NET ASSETS–100.0%		$59,185,759

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security
(b)	The money market fund & the fund are affiliated by having the same investment adviser

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	12.2%

Consumer Discretionary	9.8

Health Care	9.0

Information Technology	8.9

Energy	5.6

Industrials	4.5

Telecommunication Services	3.4

Materials	3.3

Utilities	2.7

Consumer Staples	2.3

Money Market Funds Plus Other Assets in Excess of Liabilities	38.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Forward Foreign Currency Contracts Outstanding as of June 30, 2010:
			Unrealized
			Appreciation/
Current	In Exchange for	Value	Depreciation

Long Contracts:
Taiwan Dollar 11,500,000 expiring 07/21/10	US$	$358,126	$(912)

Futures Contracts Outstanding as of June 30, 2010:
		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation

Long Contracts:
10-Year Government of Canada Bond Futures, September 2010 (Current Notional Value of $116,529 per contract)	27	$73,662

Australian Treasury Bond 10-Year Futures, September 2010 (Current Notional Value of $90,328 per contract)	10	20,863

German Euro Bond Futures, September 2010 (Current Notional Value of $158,490 per contract)	20	9,073

JGB Mini 10-Year Futures, September 2010 (Current Notional Value of $1,600,900 per contract)	6	70,922

Russell 2000 Mini Index Futures, September 2010 (Current Notional Value of $60,780 per contract)	12	(10,549)

UK Long Gilt Bond Futures, September 2010 (Current Notional Value of $181,103 per contract)	17	58,842

U.S. Treasury Note 10-Year Futures, September 2010 (Current Notional Value of $122,547 per contract)	25	54,648

Total Long Contracts	117	$277,461

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation

Short Contracts:
ASX SPI 200 Index Futures, September 2010 (Current Notional Value of $89,997 per contract)	4	$19,934

CAC 40 Index Futures, July 2010 (Current Notional Value of $42,161 per contract)	8	14,209

FTSE JSE Top 40 Index Futures, September 2010 (Current Notional Value of $30,427 per contract)	13	20,045

FTSE MIB Index Futures, September 2010 (Current Notional Value of $118,485 per contract)	2	6,541

Hang Seng Index Futures, July 2010 (Current Notional Value of $128,925 per contract)	3	12,155

Hang Seng China Ent Index Futures, July 2010 (Current Notional Value of $73,294 per contract)	4	11,429

IBEX 35 Index Futures, July 2010 (Current Notional Value of $3,758 per contract)	3	8,396

MSCI Taiwan Index Futures, July 2010 (Current Notional Value of $25,220 per contract)	14	8,960

SGX MSCI Singapore Index Futures, July 2010 (Current Notional Value of $48,148 per contract)	7	2,908

S&P 500 E-Mini Index Futures, September 2010 (Current Notional Value of $51,330 per contract)	34	20,655

S&P/TSE 60 Index Futures, September 2010 (Current Notional Value of $124,067 per contract)	5	5,887

Topix index Futures, September 2010 (Current Notional Value of $94,759 per contract)	4	9,357

Total Short Contracts	101	140,476

Total Futures Contracts	218	$417,937

				Notional
				Amount
Swap Contracts	Counterparty			(000)

J.P. Morgan Global Government Bond Index	J.P. Morgan Chase Bank, N.A.	34,250	June 2011/Long	$15,196	$438,929

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Level 1	Level 2	Level 3
	Quotes	Other Significant	Significant		Percent of
Investments	Prices	Observable Inputs	Unobservable Inputs	Total	Net Assets

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$304,864	$—	$—	$304,864	0.5%

Airlines	—	266,992	—	266,992	0.4

Apparel Retail	1,027,914	—	—	1,027,914	1.7

Apparel, Accessories & Luxury Goods	334,435	—	—	334,435	0.6

Asset Management & Custody Banks	275,808	—	—	275,808	0.5

Auto Parts & Equipment	355,653	47,871	—	403,524	0.7

Automobile Manufacturers	116,928	1,523,737	—	1,640,665	2.8

Biotechnology	383,980	—	—	383,980	0.6

Broadcasting & Cable TV	—	584,016	—	584,016	1.0

Coal & Consumable Fuels	—	97,745	—	97,745	0.2

Commercial Printing	283,201	—	—	283,201	0.5

Communications Equipment	332,317	—	—	332,317	0.5

Computer Hardware	1,323,521	—	—	1,323,521	2.2

Computer Storage & Peripherals	233,416	—	—	233,416	0.4

Construction & Engineering	—	30,320	—	30,320	0.1

Construction & Farm Machinery & Heavy Trucks	645,012	—	—	645,012	1.1

Consumer Finance	588,894	—	—	588,894	1.0

Data Processing & Outsourced Services	587,796	—	—	587,796	1.0

Department Stores	75,180	432,786	—	507,966	0.8

Diversified Banks	392,270	2,431,808	—	2,824,078	4.8

Diversified Capital Markets	—	357,037	—	357,037	0.6

Diversified Metals & Mining	211,302	1,607,085	—	1,818,387	3.1

Electric Utilities	—	860,568	—	860,568	1.4

Electronic Equipment Manufacturers	113,004	118,910	—	231,914	0.4

Food Retail	—	126,745	—	126,745	0.2

Gas Utilities	—	36,539	—	36,539	0.1

Health Care Distributors	262,158	—	—	262,158	0.4

Health Care Supplies	—	117,528	—	117,528	0.2

Home Furnishing Retail	109,404	—	—	109,404	0.2

Homebuilding	289,002	146,982	—	435,984	0.7

Household Products	275,908	—	—	275,908	0.5

Independent Power Producers & Energy Traders	—	5,706	—	5,706	0.0 *

Industrial Conglomerates	398,091	—	—	398,091	0.7

Industrial Machinery	—	466,300	—	466,300	0.8

Integrated Oil & Gas	2,018,160	538,664	—	2,556,824	4.3

Integrated Telecommunication Services	1,497,626	364,214	—	1,861,840	3.1

Internet Software & Services	68,107	—	—	68,107	0.1

Investment Banking & Brokerage	223,159	17	—	223,176	0.4

Managed Health Care	479,691	—	—	479,691	0.8

Movies & Entertainment	102,139	—	—	102,139	0.2

Multi-Utilities	388,863	287,117	—	675,980	1.1

Office Electronics	—	1,014,100	—	1,014,100	1.7

Oil & Gas Drilling	154,550	—	—	154,550	0.3

Oil & Gas Equipment & Services	94,992	95,228	—	190,220	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Level 1	Level 2	Level 3
	Quotes	Other Significant	Significant		Percent of
Investments	Prices	Observable Inputs	Unobservable Inputs	Total	Net Assets

Oil & Gas Exploration & Production	308,065	—	—	308,065	0.5

Other Diversified Financial Services	201,449	—	—	201,449	0.3

Packaged Foods & Meats	—	154,448	—	154,448	0.3

Pharmaceuticals	724,282	3,396,740	—	4,121,022	6.9

Property & Casualty Insurance	135,085	495,078	—	630,163	1.1

Publishing	138,638	—	—	138,638	0.2

Railroads	—	86,658	—	86,658	0.2

Real Estate Management & Development	—	644,842	—	644,842	1.1

Regional Banks	314,315	48,970	—	363,285	0.6

Reinsurance	573,650	366,287	—	939,937	1.6

Restaurants	505,590	—	—	505,590	0.9

Semiconductors	302,610	74,894	—	377,504	0.6

Specialized Finance	77,688	73,212	—	150,900	0.3

Steel	119,295	—	—	119,295	0.2

Systems Software	1,090,674	—	—	1,090,674	1.8

Tobacco	—	815,211	—	815,211	1.4

Trucking	217,022	—	—	217,022	0.4

Wireless Telecommunication Services	146,704	—	—	146,704	0.3

Total Common Stocks	18,802,412	17,714,355	—	36,516,767	61.7

United States Government Agency Obligations	—	2,999,190	—	2,999,190	5.1

Investment Companies	4,790,800	—	—	4,790,800	8.1

Mutual Funds	10,887,260	—	—	10,887,260	18.4

Futures	428,486	—	—	428,486	0.7

Swap Contracts	—	438,929	—	438,929	0.7

Total Investments in an Asset Position	$34,908,958	$21,152,474	$—	$56,061,432	94.7%

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(912)	$—	$(912)

Futures	(10,549)	—	—	(10,549)

Total Investments in a Liability Position	$(10,549)	$(912)	$—	$(11,461)

*	Amount Is less than 0.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $45,353,983)	$44,306,757

Investments in affiliated money market funds, at value and cost	10,887,260

Foreign currency (Cost $1,988,251)	1,968,185

Cash	1,223,237

Receivables:
Variation margin on futures	417,937

Dividends	108,017

Fund shares sold	12,513

Investments sold	454

Swap contracts	438,929

Total assets	59,363,289

Liabilities:
Payables:
Offering costs	53,026

Distributor and affiliates	29,335

Investment advisory fee	2,295

Trustees deferred comp retirement plan	490

Fund shares repurchased	109

Forward foreign currency contracts	912

Accrued expenses	91,363

Total liabilities	177,530

Net assets	$59,185,179

Net assets consist of:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$56,618,609

Net unrealized depreciation	(212,212)

Accumulated undistributed net investment income	194,140

Accumulated net realized gain	2,585,222

Net assets	$59,185,759

Net asset value and offering price per share
Series I Shares: (Based on net assets of $112,021 and 10,000 shares of beneficial interest issued and outstanding)	$11.20

Series II Shares: (Based on net assets of $59,073,738 and 5,286,076 shares of beneficial interest issued and outstanding)	$11.18

Statement of Operations

For the Six Months Ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $43,720)	$769,561

Interest	44,395

Total income	813,956

Expenses:
Investment advisory fee	348,953

Distribution (12b-1) and service fees	116,171

Custody	72,818

Accounting and administrative expenses	54,575

Professional fees	29,904

Reports to shareholders	10,025

Offering costs	8,560

Transfer agent fees	7,679

Trustees’ fees and related expenses	6,784

Other	6,131

Total expenses	661,600

Expense reduction	126,656

Net expenses	534,944

Net investment income	279,012

Realized and unrealized gain/loss:
Realized gain/loss:
Investments	$3,665,569

Futures	1,068,962

Foreign currency transactions	891,657

Forward foreign currency contracts	(2,749,855)

Net realized gain	2,876,333

Unrealized appreciation/depreciation:
Beginning of the period	6,962,088

End of the period:
Investments	(1,047,226)

Swap contracts	438,929

Futures	417,937

Forward commitments	(912)

Foreign currency translation	(20,940)

(212,212)

Net unrealized depreciation during the period	(7,174,300)

Net realized and unrealized loss	$(4,297,967)

Net decrease in net assets from operations	$(4,018,955)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

		For the Period
	For the	January 23, 2009
	Six Months	(Commencement
	Ended	of Operations) to
	June 30, 2010	December 31, 2009

From investment activities:
Operations:
Net investment income	$279,012	$241,262

Net realized gain	2,876,333	6,738,510

Net unrealized appreciation/depreciation during the period	(7,174,300)	6,962,088

Change in net assets from operations	(4,018,955)	13,941,860

Distributions from net investment income:
Series I Shares	(196)	(2,462)

Series II Shares	(185,515)	(1,961,058)

	(185,711)	(1,963,520)

Distributions from net realized gain:
Series I Shares	(1,436)	(4,587)

Series II Shares	(1,359,183)	(3,885,689)

	(1,360,619)	(3,890,276)

Total distributions	(1,546,330)	(5,853,796)

Net change in net assets from investment activities	(5,565,285)	8,088,064

From capital transactions:
Proceeds from shares sold	19,296,045	105,224,572

Net asset value of shares issued through dividend reinvestment	1,546,330	5,853,796

Cost of shares repurchased	(65,785,791)	(9,471,972)

Net change in net assets from capital transactions	(44,943,416)	101,606,396

Total increase/decrease in net assets	(50,508,701)	109,694,460

Net assets:
Beginning of the period	109,694,460	0

End of the period (including accumulated undistributed net investment income of $194,140 and $100,839, respectively)	$59,185,759	$109,694,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Series I Sharesˆ
			January 23, 2009
	Six months		(commencement of
	ended		operations) to
	June 30, 2010		December 31, 2009

Net asset value, beginning of the period	$12.00		$10.00

Net investment income(a)	0.06		0.04

Net realized and unrealized gain/loss	(0.70)		2.67

Total from investment operations	(0.64)		2.71

Less:
Distributions from net investment Income	0.02		0.25

Distributions from net realized gain	0.14		0.46

Total distributions	0.16		0.71

Net asset value, end of the period	$11.20		$12.00

Total return*	(6.33	)%**	28.21%**

Net assets at end of the period (in millions)	$0.1		$0.1

Ratio of expenses to average net assets*(b)	0.90%		0.90%

Ratio of net investment income to average net assets*(b)	0.97%		0.41%

Portfolio turnover	116	%**	87%**

* If certain expenses had not been voluntarily assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(b)	1.17%		1.46%

Ratio of net investment income/loss to average net assets(b)	0.70%		(0.15%)

	Series II Sharesˆ
		January 23, 2009
	Six months	(commencement of
	ended	operations) to
	June 30, 2010	December 31, 2009

Net asset value, beginning of the period	$12.10	$10.00

Net investment income(a)	0.05	0.05

Net realized and unrealized gain/loss	(0.81)	2.74

Total from investment operations	(0.76)	2.79

Less:
Distributions from net investment income	0.02	0.23

Distributions from net realized gain	0.14	0.46

Total distributions	0.16	0.69

Net asset value, end of the period	$11.18	$12.10

Total return*(c)	(6.43)**	27.86%**

Net assets at end of the period (in millions)	$59.1	$109.6

Ratio of expenses to average net assets*(b)	1.15%	1.15%

Ratio of net investment income to average net assets*(b)	0.60%	0.44%

Portfolio turnover	116%**	87%**

* If certain expenses had not been voluntarily assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(b)	1.42%	1.71%

Ratio of net investment income/loss to average net assets(b)	0.33%	(0.12)%

(a)	Based on average shares outstanding.
(b)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expense to average net assets for the Underlying Funds was 0.09% and 0.08% at June 30, 2010 and December 31, 2009, respectively.
(c)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
ˆ	On June 1, 2010, the Fund’s former Class I and Class II Shares were reorganized into Series I and Series II Shares, respectively.
**	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Notes to Financial Statements

June 30, 2010

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the ”Fund”) is organized as a series of the Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the ”Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the ”1940 Act”). The Trust consists of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Portfolio or class will be voted on exclusively by the shareholders of such Portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the “Acquired Fund”), an investment portfolio of Van Kampen Life Investment Trust. The Acquired Fund was reorganized June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class I and Class II Shares received Series I and Series II Shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I and Class II Shares prior to the Reorganization are included with Series I and Series II Shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to seek capital appreciation over time by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.
  The Fund currently offers two classes of shares, Series I Shares and Series II Shares, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments.
Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
F.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax period ended December 31, 2009, remains subject to examination by taxing authorities.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized appreciation (depreciation) of investment securities on a tax basis
Aggregate unrealized appreciation on investment securities	$876,362

Aggregate unrealized (depreciation) on investment securities	(1,999,504)

Net unrealized (depreciation) on investment securities	$(1,123,142)

Cost of investments for tax purposes is $56,317,159.

G.	Distribution of Income and Gains — The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the period ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$5,145,625

Long-term capital gain	708,171

$5,853,796

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,157,086

Undistributed long-term capital gain	389,877

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of mark to market on open futures contracts and deferral of losses relating to wash sale transactions.
H.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation in the Statement of Operations. Realized gains and losses on foreign currency transactions in the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.
I.	Offering Costs — Offering costs are amortized, on a straight-line basis, over a twelve month period.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $750 million	0.	75%

Next $750 million	.	0.70%

Over $1.5 billion	0.	65%

  Prior to the reorganization, the Acquired Fund paid an advisory fee to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Series I shares to 0.90% and Series II shares to 1.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. For the period June 1, 2010 to June 30, 2010, the Adviser did not waive advisory fees under this limitation.
  Prior to the Reorganization, Van Kampen had voluntarily agreed to waive fees and/or reimburse expenses of the Acquired Fund’s Series I and the Acquired Fund’s Series II Shares resulting in net expense ratios of 0.90% and 1.15%, respectively. For the period July 1, 2009 to May 31, 2010 Van Kampen waived advisory fees of $126,656.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under the agreement.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $12,464 for services provided by insurance companies. Prior to the Reorganization, under separate accounting services and Chief Compliance Officer (“CCO”) employment agreements, Van Kampen Investments, Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $38.001 to Van Kampen Investments Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $6,508 to Van Kampen Investor Services, Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as “Transfer Agent Fees”.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
  Prior to the Reorganization, the Acquired Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Acquired Fund, totaling $37,343.

NOTE 3—Share Information

For the six months ended June 30, 2010 and the period ended December 31, 2009, transactions were as follows:

	For the		For the
	six months		period ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Series I	0	$0	10,000	$100,000

Series II	1,614,576	19,296,045	9,353,445	105,124,572

Total sales	1,614,576	$19,296,045	9,363,445	$105,224,572

Dividend reinvestment:
Series I	0	$0	0	$0

Series II	101,831	1,546,330	367,564	5,853,796

Total dividend reinvestment	101,831	$1,546,330	367,564	$5,853,796

Repurchases:
Series I	0	$0	0	$0

Series II	(5,485,983)	(65,785,791)	(665,357)	(9,471,972)

Total repurchases	(5,485,983)	$(65,785,791)	(665,357)	$(9,471,972)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, Money Market Funds, and U.S. Government Securities, were $63,207,127 and $80,258,174, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government Securities for the period were $0 and $1,891,527, respectively.

NOTE 5—Risks of Investing in Underlying Funds

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
  Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

NOTE 6—Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
  The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract.
  The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

A.	Forward Foreign Currency Contracts — A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation in the Statement of Operations. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. During the six months ended June 30, 2010, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $218,786,080 and $213,068,316 respectively.
B.	Futures Contracts — The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). When entering into futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected in the Statement of Assets and Liabilities. Restricted cash, if any, for segregating purposes is shown in the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended June 30, 2010, were as follows:

Contracts

Outstanding at December 31, 2009	486

Futures opened	1819

Futures closed	(2087)

Outstanding at June 30, 2010	218

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

C.	Swap Contracts — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. For the six months ended June 30, 2010, the average notional amount of total return swap contracts entered into by the Fund was $15,196,000.

  The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010.

	Asset Derivatives			Liability Derivatives
	Balance Sheet			Balance Sheet
Primary Risk Exposure	Location	Fair Value		Location	Fair Value

Total return contracts	Swap contracts	$438,929	*	Swap contracts	$0	*

Interest rate contracts	Variation margin on futures	288,008	*	Variation margin on futures	0	*

Equity contracts	Variation margin on futures	140,478	*	Variation margin on futures	(10,549	)*

Foreign exchange contracts	Forward foreign currency contracts	0		Forward foreign currency contracts	(912)

Total		867,415			(11,461)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

  The following tables set forth by primary risk exposures the Fund’s realized gains (losses) and change in unrealized appreciation/depreciation by type of derivative contract for the period ended June 30, 2010.

Amount of Realized Gain/(Loss) on Derivative Contracts
		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Total

Interest rate contracts	$475,142	$0	$475,142

Equity contracts	593,820	0	593,820

Foreign exchange contracts	0	(2,749,855)	(2,749,855)

Total	$1,068,962	$(2,749,855)	$(1,680,893)

Change in Unrealized Appreciation/(Depreciation) on Derivative Contracts
		Forward Foreign
Primary Risk Exposure	Futures	Currency Contracts	Swaps	Total

Total return contracts	$0	$0	$438,929	$438,929

Interest rate contracts	428,020	0		428,020

Equity contracts	(437,703)	0		(437,703)

Foreign exchange contracts	0	365,087		365,087

Total	$(9,683)	$365,087	$438,929	$794,333

NOTE 7—Distribution and Service Plans

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II Shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II Shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II Shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II Shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $103,780 to Van Kampen Funds Inc. based on the annual rate of 0.25% of the Acquired Funds’s average daily net assets of Class II shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as “Distribution (12b-1) and Service Fees”.

NOTE 8—Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 9—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the period did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Calculating your ongoing Fund expenses

Expense Example

As a policyholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10-6/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
			Expenses		Expenses
	Beginning	Ending	Paid During	Ending	Paid During
	Account Value	Account Value	Period*	Account Value	Period*
Class	01/01/10	06/30/10	01/01/10–06/30/10	06/30/10	01/01/10–06/30/10
I	$1,000.00	$929.97	$4.31	1,020.33	4.51

II	1,000.00	929.01	5.50	1,019.09	5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% and 1.15% for Series I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as the Board was not advised whether an Affiliated Sub-Adviser would manage assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	8,481,729	124,146	693,606	0

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Invesco Van Kampen V.I. Global Value Equity Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIGVE-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-9.35%
Series II Shares	-9.59
MSCI World Index ▼ (Broad Market/Style-Specific Index)	-9.84

▼	Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (1/2/97)	3.25%
10 Years	0.46
5 Years	-2.72
1 Year	6.41

Series II Shares
10 Years	0.19%
5 Years	-2.99
1 Year	6.00
Effective June 1, 2010, Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund. Returns shown above for Series I shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Global Value Equity Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series II shares incepted on June 1, 2010. Series II shares performance shown prior to that date is that of the predecessor fund’s Class I shares restated to reflect the higher 12b-1 fees applicable to the fund’s Series II shares. Class I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class I shares is January 2, 1997.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.15% and 1.40%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.31% and 1.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Global Value Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect, through at least June 30, 2011. See current prospectus for more information.
Invesco Van Kampen V.I. Global Value Equity Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.4%
Australia–2.7%
Australia & New Zealand Banking Group Ltd.	18,406	$330,427

Macquarie Group Ltd.	9,844	302,939

Telstra Corp. Ltd.	147,175	400,463

		1,033,829

Austria–0.1%
Telekom Austria AG	1,328	14,762

Bermuda–0.8%
Partnerre Ltd.	4,480	314,227

Brazil–0.5%
Cia Energetica de Minas Gerais (ADR)	3,544	51,990

Petroleo Brasileiro SA (ADR)	2,469	84,736

Vale SA(a)	2,759	67,182

		203,908

Canada–3.8%
Agrium, Inc.	6,466	315,843

EnCana Corp.	8,453	256,000

Intact Financial Corp.	7,059	297,731

Nexen, Inc.	12,566	247,177

Toronto-Dominion Bank (The)	5,290	342,778

		1,459,529

Finland–0.7%
Nokia OYJ (ADR)	34,110	277,997

France–6.1%
BNP Paribas	5,907	315,401

Bouygues SA	12,297	471,014

GDF Suez	17,332	490,368

ICADE	2,915	258,071

Sanofi-Aventis SA	8,139	490,806

Total SA	7,449	331,515

Vallourec SA	84	13,407

		2,370,582

Germany–2.9%
Bayerische Motoren Werke AG	9,525	460,708

Porsche Automobil Holding SE	8,803	374,438

Salzgitter AG	4,494	268,927

		1,104,073

Greece–0.5%
National Bank of Greece SA(a)	17,392	189,497

India–0.1%
State Bank of India	233	23,037

Ireland–0.1%
Dragon Oil PLC(a)	8,389	50,483

Israel–0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	74,826	163,697

Italy–1.1%
Eni SpA	22,933	420,985

Japan–14.4%
Canon, Inc.	9,300	346,733

Daifuku Co., Ltd.	44,500	272,657

FUJIFILM Holdings Corp.	13,600	391,218

Mitsubishi Corp.	15,400	320,902

Mitsubishi UFJ Financial Group, Inc.	136,600	619,230

Murata Manufacturing Co., Ltd.	6,800	323,870

Nippon Telegraph & Telephone Corp.	7,400	302,135

Nippon Yusen KK	145,000	526,568

Nissan Motor Co., Ltd.(a)	58,500	405,535

NTT DoCoMo, Inc.	234	353,862

Seven & I Holdings Co., Ltd.	16,400	376,286

Sumitomo Chemical Co., Ltd.	124,000	478,759

Sumitomo Osaka Cement Co., Ltd.	91,000	173,475

Takeda Pharmaceutical Co., Ltd.	8,700	372,334

Tokyo Tomin Bank Ltd. (The)	26,500	301,595

		5,565,159

Mexico–0.1%
Desarrolladora Homex SAB de CV (ADR)(a)	1,960	49,470

Netherlands–2.0%
TNT N.V.	17,354	437,396

Unilever N.V.	12,433	338,990

		776,386

Norway–0.9%
Statoil ASA	17,875	344,753

Republic of Korea–1.2%
Hyundai Mipo Dockyard	643	67,537

Hyundai Mobis	528	88,428

LG Electronics, Inc.	424	32,378

Lotte Shopping Co. Ltd.	117	33,508

POSCO	184	69,835

Samsung Electronics Co., Ltd.	147	92,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

Republic of Korea–(continued)

Shinhan Financial Group Co., Ltd.	1,500	$55,243

SK Telecom Co. Ltd. (ADR)	2,351	34,630

		473,859

Russia–0.2%
Gazprom OAO	2,761	51,930

Rosneft Oil Co.(a)	6,409	39,517

		91,447

Singapore–1.8%
ComfortDelgro Corp., Ltd.	354,000	366,662

Singapore Post Ltd.	414,000	333,414

		700,076

Spain–2.9%
Banco Santander SA	49,431	519,421

Iberdrola SA	41,807	234,490

Telefonica SA	20,262	374,169

		1,128,080

Switzerland–5.3%
ACE Ltd.	8,836	454,877

Holcim Ltd.	7,381	494,063

Kuoni Reisen Holding AG (Registered Shares)	677	184,299

Swisscom AG (Registered Shares)	1,401	474,638

Zurich Financial Services AG	2,061	452,412

		2,060,289

Taiwan–0.6%
Acer, Inc.	8,000	18,553

AU Optronics Corp. (ADR)	5,073	45,048

HTC Corp.	6,000	79,603

Powertech Technology, Inc.	25,000	69,295

U-Ming Marine Transport Corp.	11,000	20,976

		233,475

United Kingdom–10.5%
BHP Billiton PLC	25,047	648,137

BP PLC	62,986	302,551

GlaxoSmithKline PLC	21,767	368,889

Imperial Tobacco Group PLC	27,648	770,888

Informa PLC	42,561	281,778

National Grid PLC	46,205	340,437

Royal Dutch Shell PLC (Class A)	33,630	849,273

Vodafone Group PLC	246,484	510,769

		4,072,722

United States–36.7%
3M Co.	8,068	637,301

Aflac, Inc.	8,661	369,565

Allete, Inc.	8,206	280,973

Apache Corp.	4,080	343,495

Apollo Group, Inc. (Class A)(a)	5,957	252,994

Archer-Daniels-Midland Co.	13,192	340,617

Avon Products, Inc.	11,681	309,547

Bank of America Corp.	30,615	439,938

Bank of New York Mellon Corp. (The)	17,775	438,865

Best Buy Co., Inc.	8,636	292,415

Chevron Corp.	10,372	703,844

Coach, Inc.	14,585	533,082

ConocoPhillips	11,448	561,982

DaVita, Inc.(a)	6,751	421,532

Diebold, Inc.	11,916	324,711

DTE Energy Co.	10,429	475,667

Energen Corp.	9,111	403,891

GameStop Corp. (Class A)(a)	20,710	389,141

International Business Machines Corp.	2,545	314,257

Johnson & Johnson	12,315	727,324

Kroger Co. (The)	26,600	523,754

Merck & Co., Inc.	21,411	748,743

Microsoft Corp.	18,433	424,143

Morgan Stanley	18,549	430,522

Oracle Corp.	30,218	648,478

Pfizer, Inc.	25,171	358,938

Philip Morris International, Inc.	8,664	397,158

Potlatch Corp.	6,462	230,887

Sonoco Products Co.	5,037	153,528

Stryker Corp.	7,300	365,438

Valero Energy Corp.	21,536	387,217

WellPoint, Inc.(a)	13,267	649,154

WR Berkley Corp.	12,132	321,013

		14,200,114

Total Common Stocks & Other Equity Interests (Cost $38,122,770)		37,322,436

Money Market Funds–2.4%
Liquid Assets Portfolio–Institutional Class(b)	474,430	474,430

Premier Portfolio–Institutional Class(b)	474,430	474,430

Total Money Market Funds (Cost $948,860)		948,860

TOTAL INVESTMENTS (Cost $39,071,630)–98.8%		38,271,296

OTHER ASSETS IN EXCESS OF LIABILITIES–1.2%		447,946

NET ASSETS–100.0%		$38,719,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	18.1%

Energy	12.8

Health Care	11.6

Industrials	9.0

Consumer Discretionary	8.7

Information Technology	8.7

Consumer Staples	7.9

Materials	6.9

Telecommunication Services	6.8

Utilities	5.9

Money Market Funds Plus Other Assets Less Liabilities	3.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $38,122,770)	$37,322,436

Investments in affiliated money market funds, at value and cost	948,860

Total investments, at value (Cost $39,071,630)	38,271,296

Cash	36,687

Foreign currencies, at value (Cost $185,154)	185,691

Receivables for:
Investments sold	28,280,566

Fund shares sold	492

Dividends	182,469

Other assets	5,367

Total assets	66,962,568

Liabilities:
Payables for:
Investments purchased	28,126,228

Fund shares reacquired	16,327

Foreign currency contracts outstanding	53,618

Accrued fees to affiliates	10,093

Accrued other operating expenses	37,060

Total liabilities	28,243,326

Net assets applicable to shares outstanding	$38,719,242

Net assets consist of:
Shares of beneficial interest	$60,661,990

Undistributed net investment income	490,484

Undistributed net realized gain (loss)	(21,585,761)

Unrealized appreciation (depreciation)	(847,471)

$38,719,242

Net Assets:
Series I	$38,709,372

Series II	$9,870

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	6,011,806

Series II	1,534

Series I:
Net asset value per share	$6.44

Series II:
Net asset value per share	$6.43

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $80,137)	$913,209

Dividends from affiliated money market funds	67

Total investment income	913,276

Expenses:
Advisory fees	146,164

Administrative services fees	58,552

Custodian fees	16,294

Distribution fees — Series II	2

Transfer agent fees	568

Trustees’ and officers’ fees and benefits	1,522

Professional services fees	12,393

Other	6,109

Total expenses	241,604

Less: Fees waived	(15)

Net expenses	241,589

Net investment income	671,687

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(8,305)

Foreign currencies	513,673

Foreign currency contracts	241,751

747,119

Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,184,808)

Foreign currencies	6,402

Foreign currency contracts	(267,331)

(5,445,737)

Net realized and unrealized gain (loss)	(4,698,618)

Net increase (decrease) in net assets resulting from operations	$(4,026,931)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Global Value Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$671,687	$1,451,529

Net realized gain	747,119	858,582

Change in net unrealized appreciation (depreciation)	(5,445,737)	3,798,012

Net increase (decrease) in net assets resulting from operations	(4,026,931)	6,108,123

Distributions to shareholders from net investment income:
Distributions to shareholders from net investment income — Series I	(823,810)	(3,097,718)

Share transactions–net:
Series I	(2,411,925)	(5,647,809)

Series II	10,000	—

Net increase (decrease) in net assets resulting from share transactions	(2,401,925)	(5,647,809)

Net increase (decrease) in net assets	(7,252,666)	(2,637,404)

Net assets:
Beginning of period	45,971,908	48,609,312

End of period (includes undistributed net investment income of $490,484 and $642,607, respectively)	$38,719,242	$45,971,908

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—	Significant Accounting Policies

Invesco Van Kampen V.I. Global Value Equity Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Universal Funds Global Value Equity Portfolio (the “Acquired Fund”), an investment portfolio of The Universal Institutional Funds, Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund Class I shares received Series I shares of the Fund.
  Information for the Acquired Fund — Class I shares prior to the Reorganization is included with Series I shares of the Fund throughout this report.
  The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

Invesco Van Kampen V.I. Global Value Equity Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco Van Kampen V.I. Global Value Equity Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.67%

Next $500 million	0.645%

Next $1 billion	0.62%

Next $1 billion	0.595%

Next $1 billion	0.57%

Over $4.5 billion	0.545%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Prior to the Reorganization, Morgan Stanley Investment Management Limited served as sub-adviser to the Acquired Fund.

Invesco Van Kampen V.I. Global Value Equity Fund

  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Prior to the Reorganization, MS Investment Management had voluntarily agreed to waive fees and/or reimburse expenses of Class I shares to 1.15% of the Acquired Fund’s average daily net assets.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management waived advisory fees of $15.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $8,266 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $46,176 to MS Investment Management and JPMorgan Investor Services Co.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provide certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $568 to Morgan Stanley Services Company Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Van Kampen V.I. Global Value Equity Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$1,033,829	$—	$—	$1,033,829

Austria	—	14,762	—	14,762

Bermuda	314,227	—	—	314,227

Brazil	203,908	—	—	203,908

Canada	1,459,529	—	—	1,459,529

Finland	277,997	—	—	277,997

France	961,820	1,408,762	—	2,370,582

Germany	1,104,073	—	—	1,104,073

Greece	189,497	—	—	189,497

India	23,037	—	—	23,037

Ireland	50,483	—	—	50,483

Israel	—	163,697	—	163,697

Italy	—	420,985	—	420,985

Japan	4,470,699	1,094,460	—	5,565,159

Mexico	49,470	—	—	49,470

Netherlands	437,396	338,990	—	776,386

Norway	344,753	—	—	344,753

Republic of Korea	473,859	—	—	473,859

Russia	—	91,447	—	91,447

Singapore	—	700,076	—	700,076

Spain	608,659	519,421	—	1,128,080

Switzerland	1,875,990	184,299	—	2,060,289

Taiwan	214,922	18,553	—	233,475

United Kingdom	1,413,877	2,658,845	—	4,072,722

United States	15,148,974	—	—	15,148,974

	$30,656,999	$7,614,297	$—	$38,271,296

Foreign Currency Contracts**	—	(53,618)	—	(53,618)

Total Investments	$30,656,999	$7,560,679	$—	$38,217,678

**	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk(a)/Foreign currency contracts	$—	$(58,618)

(a)	Values are disclosed on the Statement of Assets and Liabilities under foreign currency contracts outstanding.

Invesco Van Kampen V.I. Global Value Equity Fund

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$241,751

Change in Unrealized Appreciation (Depreciation)
Currency risk	(267,331)

Total	$(25,580)

*	The average value of foreign currency contracts outstanding during the period was and $6,794,120.

Open Foreign Currency Contracts
						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

07/06/10	EUR	1,635,000	USD	1,983,893	$1,999,406	$(15,513)

07/06/10	GBP	830,000	USD	1,201,981	1,240,086	(38,105)

Total open foreign currency contracts

						$(53,618)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$4,176

December 31, 2017	17,957

Total capital loss carryforward	$22,133

Invesco Van Kampen V.I. Global Value Equity Fund

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $41,334,989 and $43,616,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$423,561

Aggregate unrealized (depreciation) of investment securities	(1,422,533)

Net unrealized appreciation (depreciation) of investment securities	$(998,972)

Cost of investments for tax purposes is $39,270,268.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	205,618	$1,495,917	610,980	$4,100,196

Series II(b)	1,534	10,000	—	—

Issued as reinvestment of dividends:
Series I	123,510	823,810	507,823	3,097,721

Reacquired:
Series I	(663,452)	(4,731,652)	(1,974,372)	(12,845,726)

Net increase (decrease) in share activity	(332,790)	$(2,401,925)	(855,569)	$(5,647,809)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.

Invesco Van Kampen V.I. Global Value Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses) on								net assets		assets without		Ratio of net
	Net asset		securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$7.24	$0.11	$(0.77)	$(0.66)	$(0.14)	$—	$(0.14)	$6.44	(9.21)%	$38,709	1.11	%(d)	1.11	%(d)	3.08	%(d)	97%
Year ended 12/31/09	6.75	0.22	0.77	0.99	(0.50)	—	(0.50)	7.24	15.99	45,972	1.15	(e)	1.20	(e)	3.33	(e)(f)	79
Year ended 12/31/08	16.46	0.30	(5.71)	(5.41)	(0.35)	(3.95)	(4.30)	6.75	(40.15)	48,610	1.11	(e)	1.11		2.69	(e)	93
Year ended 12/31/07	16.99	0.25	0.94	1.19	(0.33)	(1.39)	(1.72)	16.46	6.64	107,470	1.00	(e)	1.00		1.47	(e)	36
Year ended 12/31/06	14.87	0.24	2.78	3.02	(0.26)	(0.64)	(0.90)	16.99	21.21	151,300	1.50		1.50		1.53		29
Year ended 12/31/05	14.30	0.23	0.59	0.82	(0.15)	(0.10)	(0.25)	14.87	5.83	133,950	1.02		1.02		1.60		26

Series II
Six months ended 06/30/10(g)	6.52	0.02	(0.11)	(0.09)	—	—	—	6.43	(1.38)	10	1.40	(d)	1.40	(d)	2.79	(d)	97

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $44,037 and $2 for Series I and Series II shares, respectively.
(e)	Ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(f)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 3.28% for the year ended December 31, 2009.
(g)	Commencement date of June 1, 2010.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report

Invesco Van Kampen V.I. Global Value Equity Fund

Calculating your Ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Series II shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010. The actual ending account value and expenses of the Series II shares in the example below are based on an investment of $1,000 invested as of close of business June 1, 2010 (the date the share class commenced operations) and held through June 30, 2010.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2010 through June 30, 2010 for the Series II). Because the actual ending account value and expense information in the example is not based upon a six month period for the Series II shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				Hypothetical
				(5% annual return before
		Actual		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$906.50	$5.25	$1,019.29	$5.56	1.11%

Series II	1,000.00	984.70	1.14	1,017.85	7.00	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010 (as of close of business June 1, 2010 through June 30, 2010 for the Series II shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Series II shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010, through June 30, 2010)/365. Because the Series II shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods

Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series I and Series II shares to 1.15% and 1.40% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.15% and 1.40% for Series I and Series II shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.44 and $1.14 for the Series I and Series II shares, respectively.
[4]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Series I shares of the Fund and other funds because such data is based on a full six month period.

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.76 and $7.00 for the Series I and Series II shares, respectively.

        Invesco Van Kampen V.I. Global Value Equity Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Global Value Equity Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund, (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund, and (iii) a Temporary Investment Services Agreement (TISA) by and among Invesco Advisers and Morgan Stanley Investment Management Limited (the MS Sub-Adviser) for the possible provision of temporary investment services to the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers, the Affiliated Sub-Advisers and the MS Sub-Adviser under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers and MS Sub-Adviser
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.
  The Board considered that the TISA is necessary because certain portfolio managers cannot be migrated to the Invesco Advisers front-end compliance system immediately upon reorganization with the Acquired Fund. The TISA permits those portfolio managers, who will remain employed by the MS Sub-Adviser for a temporary period following the reorganization with the Acquired Fund, to continue to be primarily responsible for the day-to-day management of the Fund. The Board considered that the MS Sub-Adviser had managed the Acquired Fund and that the board of the Acquired Fund had approved an investment advisory agreement with the MS Sub-Adviser. The Board concluded that the nature, extent and quality of the services to be provided by the MS Sub-Adviser are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as the Board was not advised whether an Affiliated Sub-Adviser would manage assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates. The Board also noted that the sub-advisory fees paid under the TISA have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rates, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of

Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations. Given the temporary nature of the TISA, the Board did not consider the profitability of the MS Sub-Adviser.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Global Value Equity Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of The Universal Institutional Funds, Inc. Global Value Equity Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	5,558,793	296,008	331,493	0

Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Government Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIGOV-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.78%
Series II Shares	4.66
Barclays U.S. Government/Mortgage Index▼ (Broad Market/Style-Specific Index)	4.96

▼	Lipper Inc.
The Barclays U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (4/7/86)	5.95%
10 Years	5.17
5 Years	3.69
1 Year	6.58

Series II Shares
Inception (12/15/00)	4.40%
5 Years	3.45
1 Year	6.47
Effective June 1, 2010, Class I and Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Government Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Government Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.60% and 0.85%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.86% and 1.11%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Government Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco Van Kampen V.I. Government Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Par
			Amount
	Coupon	Maturity	(000)	Value

Mortgage Backed Securities–35.5%
Federal Home Loan Mortgage Corp., July(a)	6.000%	TBA	$285	$309,359

Federal Home Loan Mortgage Corp.	4.500	01/01/40	5,342	5,542,952

Federal Home Loan Mortgage Corp.	5.000	01/01/37 to 01/01/40	6,647	7,043,166

Federal Home Loan Mortgage Corp.	5.500	05/01/38 to 11/01/39	9,390	10,090,222

Federal Home Loan Mortgage Corp.	6.000	06/01/29 to 07/01/38	5,936	6,452,851

Federal Home Loan Mortgage Corp.	6.500	06/01/29	19	20,914

Federal Home Loan Mortgage Corp.	7.500	05/01/35	274	314,090

Federal Home Loan Mortgage Corp.	8.000	08/01/32	146	168,406

Federal Home Loan Mortgage Corp.	8.500	08/01/31	171	201,935

Federal National Mortgage Association	4.500	11/01/24 to 08/01/39	11,612	12,144,237

Federal National Mortgage Association	5.000	05/01/35 to 03/01/40	27,682	29,358,565

Federal National Mortgage Association	5.500	04/01/35 to 08/01/38	25,856	27,815,328

Federal National Mortgage Association	6.000	01/01/14 to 10/01/38	9,498	10,333,820

Federal National Mortgage Association	6.500	11/01/10 to 04/01/38	186	206,370

Federal National Mortgage Association	7.000	06/01/11 to 06/01/32	38	43,377

Federal National Mortgage Association	7.500	08/01/37	482	549,336

Federal National Mortgage Association	8.000	04/01/33	356	413,065

Federal National Mortgage Association	8.500	10/01/32	333	387,362

Government National Mortgage Association	6.500	05/15/23 to 03/15/29	45	50,242

Government National Mortgage Association	7.000	04/15/23 to 11/15/27	64	72,970

Government National Mortgage Association	8.000	05/15/17 to 01/15/23	15	17,165

Total Mortgage Backed Securities–35.5%				111,535,732

United States Treasury Obligations–20.3%
United States Treasury Bonds	4.250	05/15/39	1,685	1,781,624

United States Treasury Bonds	4.375	11/15/39	3,000	3,238,594

United States Treasury Bonds	4.625	02/15/40	3,700	4,159,031

United States Treasury Bonds	5.375	02/15/31	3,800	4,673,406

United States Treasury Bonds	6.875	08/15/25	1,400	1,942,063

United States Treasury Bonds	7.500	11/15/24	8,270	11,995,376

United States Treasury Notes	1.125	06/15/13	3,000	3,012,187

United States Treasury Notes	1.375	05/15/13	3,000	3,036,094

United States Treasury Notes	2.125	05/31/15	9,000	9,154,688

United States Treasury Notes	2.250	01/31/15	3,500	3,586,406

United States Treasury Notes	2.375	10/31/14	600	618,937

United States Treasury Notes	2.500	03/31/15	9,037	9,364,591

United States Treasury Notes	3.500	05/15/20	4,000	4,185,625

United States Treasury Notes	3.625	02/15/20	2,729	2,882,933

Total United States Treasury Obligations–20.3%				63,631,555

United States Government Agency Obligations–15.1%
Federal Home Loan Mortgage Corp.	1.125	07/27/12	7,000	7,061,860

Federal Home Loan Mortgage Corp.	4.875	06/13/18	5,130	5,817,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Government Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

United States Government Agency Obligations–(continued)

Federal Home Loan Mortgage Corp.	5.500%	08/23/17	$4,650	$5,467,973

Federal National Mortgage Association	1.125	07/30/12	8,000	8,061,741

Federal National Mortgage Association	1.500	06/26/13	8,500	8,593,647

Federal National Mortgage Association	5.000	05/11/17	1,000	1,142,050

Federal National Mortgage Association	5.375	06/12/17	480	559,293

Financing Corp.	9.650	11/02/18	1,985	2,890,963

Financing Corp.	9.800	04/06/18	700	1,008,128

Tennessee Valley Authority, Ser D	4.875	12/15/16	2,420	2,708,721

Tennessee Valley Authority, Ser G	7.125	05/01/30	2,960	3,972,162

Total United States Government Agency Obligations–15.1%				47,283,568

Collateralized Mortgage Obligations–13.6%
FDIC Structured Sale Guaranteed Notes(b)(c)	0.904	02/25/48	1,835	1,842,843

Federal Home Loan Mortgage Corp.(b)	0.607	04/15/28	1,700	1,701,328

Federal Home Loan Mortgage Corp.(b)	0.650	03/15/36	3,484	3,485,317

Federal Home Loan Mortgage Corp.(a)(b)	0.704	11/15/36	4,000	4,000,000

Federal Home Loan Mortgage Corp.(b)	0.750	06/15/37	4,487	4,466,762

Federal Home Loan Mortgage Corp.(b)	1.210	11/15/39	2,069	2,094,683

Federal Home Loan Mortgage Corp.	3.770	09/15/17	2,175	2,246,999

Federal Home Loan Mortgage Corp.	3.835	09/15/17	2,872	2,969,654

Federal Home Loan Mortgage Corp.	4.160	07/15/17	2,587	2,676,628

Federal Home Loan Mortgage Corp.	4.250	01/15/19	2,183	2,283,297

Federal Home Loan Mortgage Corp.	4.380	05/15/17	2,271	2,354,649

Federal Home Loan Mortgage Corp.	4.500	06/15/19 to 06/15/22	1,401	1,465,966

Federal Home Loan Mortgage Corp.	4.750	07/15/14	1,009	1,044,031

Federal National Mortgage Association(b)	0.647	05/25/36	3,252	3,240,703

Federal National Mortgage Association	3.000	07/25/22	813	831,007

Federal National Mortgage Association	4.500	07/25/19	2,438	2,574,689

Federal National Mortgage Association	6.022	11/25/10	750	761,796

Federal National Mortgage Association	6.500	01/25/30	613	653,390

Government National Mortgage Association	4.500	08/20/35	1,884	1,956,371

Total Collateralized Mortgage Obligations–13.6%				42,650,113

Agency Bonds–7.8%
Banking–2.7%
GMAC, Inc.	2.200	12/19/12	8,200	8,441,601

Banking–Savings and Loans–0.8%
US Central Federal Credit Union	1.900	10/19/12	2,260	2,307,381

Commercial Bank–2.9%
Citibank NA	1.750	12/28/12	9,000	9,171,134

Diversified Financial Services–0.9%
General Electric Capital Corp.	2.625	12/28/12	2,800	2,912,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Government Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Diversified Financial Securities–Other Services–0.5%
Private Export Funding Corp.	4.300%	12/15/21	$1,540	$1,626,956

Total Agency Bonds–7.8%				24,459,406

Adjustable Rate Mortgage Backed Securities–1.1%
Federal Home Loan Mortgage Corp.(b)	5.529	01/01/38	552	588,160

Federal Home Loan Mortgage Corp.(b)	5.947	10/01/36	1,032	1,098,480

Federal National Mortgage Association(b)	2.628	05/01/35	1,483	1,547,423

Federal National Mortgage Association(b)	5.708	03/01/38	385	409,951

Total Adjustable Rate Mortgage Backed Securities–1.1%				3,644,014

Total Long-Term Investments 93.4% (Cost $283,509,947)				$293,204,388

Money Market Funds–7.4%
Government & Agency Portfolio–Institutional Class (23,156,409 Common Shares) (Cost $23,156,409)(d)				23,156,409

United States Government Agency Obligation–1.3%
United States Treasury Bill ($4,019,000 par, yielding 0.202%, 10/28/10 maturity) (Cost $4,016,359)(e)				4,017,151

TOTAL INVESTMENTS–102.1% (Cost $310,682,715)				320,377,948

LIABILITIES IN EXCESS OF OTHER ASSETS–(2.1%)				(6,646,534)

NET ASSETS–100.0%				$313,731,414

Percentages are calculated as a percentage of net assets.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.
(b)	Floating Rate Coupon
(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	All or a portion of this security has been physically segregated in connection with open futures contracts.

TBA	– To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Portfolio Composition

By sector, based on Net Assets

FNMA	26.5%

U.S. Treasury Obligations	20.3

U.S. Government Agency Obligations	15.1

CMO	13.6

FHLMC	10.1

Agency Bonds	7.8

GNMA	0.0	*

Money Market Funds Less Liabilities in Excess of Other Assets	6.6

*	Amount is less than 0.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Government Fund

Futures Contracts Outstanding as of June 30, 2010:
	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Notes 5-Year Futures, September 2010 (Current Notional Value of $118,352 per contract)	244	$429,599

Short Contracts:
U.S. Treasury Bonds 30-Year Futures, September 2010 (Current Notional Value of $127,500 per contract)	11	(23)

U.S. Treasury Bonds Ultra Long Futures, September 2010 (Current Notional Value of $135,813 per contract)	2	(16,255)

U.S. Treasury Notes 2-Year Futures, September 2010 (Current Notional Value of $218,828 per contract)	36	(34,107)

U.S. Treasury Notes 10-Year Futures, September 2010 (Current Notional Value of $122,547 per contract)	73	(151,632)

Total Short Contracts:	122	(202,017)

Total Futures Contracts	366	$227,582

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
Investments in an Asset Position:	Prices	Observable Inputs	Unobservable Inputs	Total

Mortgage Backed Securities	$—	$111,535,732	$—	$111,535,732

Agency Bonds	—	24,459,406	—	24,459,406

Debt Securities issued by the United States	—	110,915,123	—	110,915,123

Collateralized Mortgage Obligations	—	42,650,113	—	42,650,113

Adjustable Rate Mortgage Backed Securities	—	3,644,014	—	3,644,014

Money Market Funds	23,156,409	—	—	23,156,409

U.S. Treasury Bill	—	4,017,151	—	4,017,151

Futures	429,599	—	—	429,599

Total Investments in an Asset Position	23,586,008	297,221,539	—	320,807,547

Investments in a Liability Position:
Futures	(202,017)	—	—	(202,017)

Total Investments in a Liability Position	$(202,017)	$—	$—	$(202,017)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Government Fund

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets:
Investments, at value (Cost $287,526,306)	$297,221,539

Investments in affiliated money market funds, at value and cost	23,156,409

Cash	3,995,417

Receivables:
Investments sold	53,942,033

Interest	1,244,320

Principal paydowns	38,782

Fund shares sold	12,011

Expense reimbursement from adviser	2,946

Other	13,045

Total assets	379,626,502

Liabilities:
Payables:
Investments purchased	64,884,450

Fund shares repurchased	788,028

Distributor and affiliates	131,518

Variation margin on futures	19,418

Accrued expenses	71,674

Total liabilities	65,895,088

Net assets	$313,731,414

Net assets consist of:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$315,312,833

Net unrealized appreciation	9,922,815

Accumulated undistributed net investment income	2,626,411

Accumulated net realized loss	(14,130,645)

Net assets	$313,731,414

Net asset value, offering price and redemption price per share:
Series I shares (based on net assets of $32,267,826 and 3,519,352 shares of beneficial interest issued and outstanding)	$9.17

Series II shares (based on net assets of $281,463,588 and 30,701,341 shares of beneficial interest issued and outstanding)	$9.17

Statement of Operations

For the six months ended June 30, 2010 (Unaudited)

Investment Income:
Interest	$4,788,137

Expenses:
Investment advisory fee	782,361

Distribution (12b-1) and service fees	350,196

Accounting and administrative expenses	104,905

Reports to shareholders	21,407

Custody	19,455

Professional fees	17,385

Trustees’ fees and related expenses	16,854

Transfer agent fees	9,195

Other	12,912

Total expenses	1,334,670

Expense reduction	45,567

Net expenses	1,289,103

Net investment income	$3,499,034

Realized and unrealized Gain/Loss:
Realized gain/loss:
Investments	$2,699,493

Futures	1,398,648

Swap contracts	(4,581,402)

Net Realized loss	(483,261)

Unrealized appreciation/depreciation:
Beginning of the period	(1,193,281)

End of the period:
Investments	9,695,233

Futures	227,582

9,922,815

Net unrealized appreciation during the period	11,116,096

Net realized and unrealized gain	$10,632,835

Net increase in net assets from operations	$14,131,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Government Fund

Statements of Changes in Net Assets

(Unaudited)

	For the	For the
	six months ended	year ended
	June 30, 2010	December 31, 2009

From investment activities:
Operations:
Net investment income	$3,499,034	$6,415,830

Net realized gain/loss	(483,261)	12,018,216

Net unrealized appreciation/depreciation during the period	11,116,096	(15,898,968)

Change in net assets from operations	14,131,869	2,535,078

Distributions from net investment income:
Series I shares	(67,352)	(2,682,417)

Series II shares	(590,082)	(15,211,001)

Total distributions	(657,434)	(17,893,418)

Net change in net assets from investment activities	13,474,435	(15,358,340)

From capital transactions:
Proceeds from shares sold	34,451,173	122,570,783

Net asset value of shares issued through dividend reinvestment	657,434	17,893,418

Cost of shares repurchased	(45,227,316)	(93,695,171)

Net change in net assets from capital transactions	(10,118,709)	46,769,030

Total increase in net assets	3,355,726	31,410,690

Net assets:
Beginning of the period	310,375,688	278,964,998

End of the period (including accumulated undistributed net investment income of $2,626,411 and $(215,189), respectively)	$313,731,414	$310,375,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Government Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Series I Shares
	Six months ended
	June 30,	Year ended December 31,
	2010	2009	2008	2007	2006	2005

Net asset value, beginning of the period	$8.77	$9.28	$9.52	$9.30	$9.42	$9.48

Net investment income(a)	0.11	0.22	0.35	0.45	0.44	0.35

Net realized and unrealized gain/loss	0.31	(0.13)	(0.18)	0.21	(0.14)	(0.03)

Total from investment operations	0.42	0.09	0.17	0.66	0.30	0.32

Less distributions from net investment income	0.02	0.60	0.41	0.44	0.42	0.38

Net asset value, end of the period	$9.17	$8.77	$9.28	$9.52	$9.30	$9.42

Total return*	4.78%**	0.98%	1.81%	7.33%	3.34%	3.54%

Net assets at end of the period (in millions)	$32.3	$34.7	$51.4	$55.0	$57.5	$63.1

Ratio of expenses to average net assets*	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of net investment income to average net assets*	2.47%	2.45%	3.80%	4.91%	4.84%	3.78%

Portfolio turnover	216%**	407%	411%	324%	242%	261%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.63%	0.61%	0.60%	0.62%	0.65%	0.64%

Ratio of net investment income to average net assets	2.44%	2.44%	3.80%	4.90%	4.79%	3.75%

(a)	Based on average shares outstanding.
**	Non-Annualized

On June 1, 2010, the Fund’s former Class I Shares were reorganized into Series I Shares.

	Series II Shares
	Six months ended
	June 30,	Year ended December 31,
	2010	2009	2008	2007	2006	2005

Net asset value, beginning of the period	$8.78	$9.26	$9.51	$9.30	$9.42	$9.48

Net investment income(a)	0.10	0.20	0.32	0.43	0.42	0.33

Net realized and unrealized gain/loss	0.31	(0.12)	(0.18)	0.20	(0.14)	(0.03)

Total from investment operations	0.41	0.08	0.14	0.63	0.28	0.30

Less distributions from net investment income	0.02	0.56	0.39	0.42	0.40	0.36

Net asset value, end of the period	$9.17	$8.78	$9.26	$9.51	$9.30	$9.42

Total return*(b)	4.66%**	0.86%	1.51%	7.02%	3.11%	3.28%

Net assets at end of the period (in millions)	$281.5	$275.7	$227.6	$223.4	$147.2	$108.4

Ratio of expenses to average net assets*	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income to average net assets*	2.21%	2.19%	3.50%	4.63%	4.62%	3.52%

Portfolio turnover	216%**	407%	411%	324%	242%	261%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.88%	0.86%	0.85%	0.87%	0.90%	0.89%

Ratio of net investment income to average net assets	2.18%	2.18%	3.50%	4.62%	4.57%	3.49%

(a)	Based on average shares outstanding.
(b)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
**	Non-Annualized

On June 1, 2010, the Fund’s former Class II Shares were reorganized into Series II Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Government Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Government Fund (the “Fund”) is organized as a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Life Investment Trust Government Portfolio (the “Acquired Fund”), an investment portfolio of Van Kampen Life Investment Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class I and Class II Shares received Series I and Series II Shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I and Class II Shares prior to the Reorganization are included with Series I and Series II Shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to seek to provide investors with high current return consistent with preservation of capital.
  The Fund currently offers two classes of shares, Series I and Series II Shares, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen V.I. Government Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

  Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may purchase and sell securities on a “when-issued”, “delayed delivery” or “forward commitment” basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2010, the Fund had $4,278,654 of when-issued, delayed delivery or forward purchase commitments.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $8,076,228. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $10,072,819 which will expire on December 31, 2016.

Invesco Van Kampen V.I. Government Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,096,763

Aggregate unrealized (depreciation) of investment securities	(21,725)

Net unrealized appreciation of investment securities	$9,075,038

Cost of Investments for tax purposes is $311,302,910.

F.	Distribution of Income and Gains — The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, including a portion of premiums received from written options, and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.
The tax character of distributions paid during the year ended December 31, 2009 were as follows:

Distribution paid from ordinary income	$17,893,418

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$658,137

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.
G.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Unrealized gains and losses on investments resulting from changes in exchange rates and the unrealized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on investments resulting from changes in exchange rates and the realized gains or losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency transactions on the Statement of Operations.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.50%

Next $500 million	0.45%

Over $1 billion	0.40%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Funds’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Series I Shares to 0.60% and Series II Shares to 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. For the period June 1, 2010 to June 30, 2010, the Adviser waived advisory fees of $45,567 under this limitation.
  Prior to the Reorganization, Van Kampen had voluntarily agreed to waive fees and/or reimburse expenses of Class I and Class II Shares resulting in net expense ratios of 0.60% and 0.85%, respectively. Van Kampen did not waive fees and/or reimburse expenses under this agreement.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.

Invesco Van Kampen V.I. Government Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $6,748 for accounting and fund administrative services and reimbursed $64,370 for services provided by insurance companies. Prior to the Reorganization, under separate accounting services and Chief Compliance Officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $33,787 to Van Kampen Investments Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $8,024 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer Agent Fees.”
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of approximately $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the		For the
	six months ended		year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Series I	221,985	$1,971,324	495,270	$4,487,721

Series II	3,642,039	32,479,849	13,183,520	118,083,062

Total Sales	3,864,024	$34,451,173	13,678,790	$122,570,783

Dividend Reinvestment:
Series I	7,593	$67,352	301,921	$2,682,417

Series II	66,525	590,082	1,712,142	15,211,001

Total Dividend Reinvestment	74,118	$657,434	2,014,063	$17,893,418

Repurchases:
Series I	(662,630)	$(5,904,696)	(2,383,350)	$(21,385,604)

Series II	(4,413,635)	(39,322,620)	(8,057,502)	(72,309,567)

Total Repurchases	(5,076,265)	$(45,227,316)	(10,440,852)	$(93,695,171)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, money market funds and U.S. Government securities, were $10,557,574 and $57,589,077, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $654,356,355 and $632,452,527 respectively.

Invesco Van Kampen V.I. Government Fund

NOTE 5—Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate, or index.
  The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.
  Summarized below are the specific types of derivative financial instruments used by the Fund.

A.	Futures Contracts — The Fund is subject to interest rate risk or exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of interest rates or exchange rates. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). When entering into futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended June 30, 2010 were as follows:

Contracts

Outstanding at December 31, 2009	669

Futures Opened	3,301

Futures Closed	(3,604)

Outstanding at June 30, 2010	366

B.	Option Contracts — The Fund is subject to interest rate risk or exchange rate risk in the normal course of pursing its investment objectives. The Fund may use options contracts to gain exposure to, or hedge against changes in the value of interest rates or exchange rates. An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments” on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.
The Fund may write covered call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying securities to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
There were no transactions in written call options for the six months ended June 30, 2010.
C.	Interest Rate Swaps — The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts, including inflation asset swaps. Interest rate swaps, including inflation asset swaps, are contractual agreements to exchange interest payments calculated on a predetermined notional principal amount except in the case of inflation asset swaps where the principal amount is periodically adjusted for inflation. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payments are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Upon cash settlement of the payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligation under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty of the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and

Invesco Van Kampen V.I. Government Fund

the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. For the six months ended June 30, 2010, the average notional amount of interest rate swap contracts entered into by the Fund was $103,242
Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Schedule of Investments. Cash collateral has been offset against open swap contracts and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010.

	Asset Derivatives			Liability Derivatives
	Balance Sheet			Balance Sheet
Primary Risk Exposure	Location	Fair Value		Location	Fair Value

Interest Rate Contracts	Variation Margin on Futures	$429,599	*	Variation Margin on Futures	$(202,017	)*

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments Footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized appreciation/depreciation by type of derivative contract for the six months ended June 30, 2010.

Amount of Realized Gain/Loss on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Total

Interest Rate Contracts	$1,398,648	$(4,581,402)	$(3,182,754)

Change in Unrealized Appreciation/Depreciation on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Total

Interest Rate Contracts	$20,756	$1,777,683	$1,798,439

NOTE 6—Mortgage Backed Securities

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies — Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. Securities of FNMA and FHLMC include those issued in principal only or interest only components. On September 7, 2008, FNMA and FHLMC were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both entities. No assurance can be given that the initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful. A Collateralized Mortgage Obligation (CMO) is a bond, which is collateralized by a pool of MBS’s.
  These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk — the risk that, as mortgage interest rates fall, borrowers will refinance and “prepay” principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund’s mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.
  To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.
  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

NOTE 7—Distribution and Service Plans

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II Shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II Shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II Shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II Shares of the

Invesco Van Kampen V.I. Government Fund

Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $292,458 to Van Kampen Funds Inc. based on the annual rate of 0.25% of the Acquired Funds’s average daily net assets of Series II shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed on the Statement of Operations as “Distribution (12b-1) and Service fees.”

NOTE 8—Indemnifications

Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 9—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Government Fund

Calculating your ongoing Fund expenses

Expense Example

As a policyholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10 — 6/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), or exchanges fees.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Series	(1/1/10)	(6/30/10)	Period*	(6/30/10)	Period*
I	$1,000.00	$1,047.76	$3.05	$1,021.82	$3.01

II	1,000.00	1,046.56	4.31	1,020.58	4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% and 0.85% for Series I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Invesco Van Kampen V.I. Government Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. And Its Affiliates

  The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Government Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these

Invesco Van Kampen V.I. Government Fund

services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Government Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Life Investment Trust Government Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	31,103,476	647,467	1,876,694	0

Invesco Van Kampen V.I. Government Fund

Invesco Van Kampen V.I. Growth and Income Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIGRI-SAR-1
NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-8.28%
Series II Shares	-8.45
Russell 1000 Value Index▼ (Broad Market/Style-Specific Index)	-5.12

▼	Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (12/23/96)	6.67%
10 Years	3.15
5 Years	-0.07
1 Year	15.20

Series II Shares
Inception (9/18/00)	2.15%
5 Years	-0.32
1 Year	14.90
Effective June 1, 2010, Class I and Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.62% and 0.87%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.88% and 1.13%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
Invesco Van Kampen V.I. Growth and Income Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–96.5%
Aerospace & Defense–0.5%
General Dynamics Corp.	122,314	$7,162,708

Air Freight & Logistics–0.7%
FedEx Corp.	151,591	10,628,045

Apparel Retail–0.9%
Gap, Inc.	718,361	13,979,305

Application Software–0.9%
Amdocs Ltd. (Guernsey)(a)	529,709	14,222,687

Asset Management & Custody Banks–1.3%
Janus Capital Group, Inc.	776,526	6,895,551

State Street Corp.	401,917	13,592,833

		20,488,384

Automobile Manufacturers–0.6%
Ford Motor Co.(a)	874,176	8,811,694

Biotechnology–1.2%
Genzyme Corp.(a)	368,510	18,709,253

Broadcasting & Cable TV–1.6%
Comcast Corp., Class A	1,445,377	25,106,198

Broadcasting–Diversified–1.3%
Time Warner Cable, Inc.	369,411	19,238,925

Communications Equipment–1.4%
Cisco Systems, Inc.(a)	1,003,240	21,379,044

Computer Hardware–2.9%
Dell, Inc.(a)	1,342,257	16,187,619

Hewlett-Packard Co.	650,057	28,134,467

		44,322,086

Consumer Electronics–1.0%
Sony Corp.–ADR (Japan)	580,446	15,486,299

Data Processing & Outsourced Services–0.9%
Western Union Co.	904,918	13,492,327

Diversified Banks–1.7%
U.S. Bancorp	438,047	9,790,350

Wells Fargo & Co.	662,461	16,959,002

		26,749,352

Diversified Chemicals–2.7%
Bayer AG–ADR (Germany)	277,501	15,601,966

Dow Chemical Co.	667,765	15,839,386

PPG Industries, Inc.	174,089	10,516,717

		41,958,069

Diversified Commercial & Professional Services–0.5%
Cintas Corp.	347,883	8,338,755

Diversified Metals & Mining–0.6%
Freeport-McMoRan Copper & Gold, Inc.	156,405	9,248,228

Drug Retail–0.8%
Walgreen Co.	461,835	12,330,994

Electric Utilities–4.2%
American Electric Power Co., Inc.	1,014,156	32,757,239

Edison International	218,102	6,918,195

Entergy Corp.	168,762	12,086,734

FirstEnergy Corp.	362,285	12,763,301

		64,525,469

Food Distributors–1.2%
Sysco Corp.	618,545	17,671,831

Health Care Distributors–0.7%
Cardinal Health, Inc.	317,623	10,675,309

Health Care Equipment–1.3%
Covidien PLC (Ireland)	492,421	19,785,476

Home Improvement Retail–1.6%
Home Depot, Inc.	895,482	25,136,180

Human Resource & Employment Services–1.0%
Manpower, Inc.	196,302	8,476,320

Robert Half International, Inc.	303,869	7,156,115

		15,632,435

Hypermarkets & Super Centers–1.8%
Wal-Mart Stores, Inc.	563,880	27,105,712

Industrial Conglomerates–5.8%
General Electric Co.	3,438,525	49,583,531

Siemens AG–ADR (Germany)	181,604	16,259,006

Tyco International Ltd. (Switzerland)	648,865	22,859,514

		88,702,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

	Shares	Value

Industrial Machinery–2.0%
Dover Corp.	392,907	$16,419,584

Ingersoll-Rand PLC (Ireland)	421,531	14,538,604

		30,958,188

Insurance Brokers–3.2%
Marsh & McLennan Cos., Inc.	2,187,368	49,325,148

Integrated Oil & Gas–7.2%
ConocoPhillips	340,078	16,694,429

Exxon Mobil Corp.	259,178	14,791,289

Hess Corp.	305,291	15,368,349

Occidental Petroleum Corp.	475,669	36,697,863

Royal Dutch Shell PLC–ADR (United Kingdom)	541,895	27,213,967

		110,765,897

Integrated Telecommunication Services–1.0%
Verizon Communications, Inc.	532,502	14,920,706

Internet Software & Services–3.2%
eBay, Inc.(a)	1,734,451	34,012,584

Yahoo!, Inc.(a)	1,136,669	15,720,132

		49,732,716

Investment Banking & Brokerage–1.4%
Charles Schwab Corp.	1,469,259	20,834,093

Life & Health Insurance–0.7%
Principal Financial Group, Inc.	442,609	10,374,755

Managed Health Care–1.4%
UnitedHealth Group, Inc.	761,710	21,632,564

Motorcycle Manufacturers–0.5%
Harley-Davidson, Inc.	345,664	7,684,111

Movies & Entertainment–4.8%
Time Warner, Inc.	994,725	28,757,500

Viacom, Inc., Class B	1,409,145	44,204,878

		72,962,378

Office Services & Supplies–0.6%
Avery Dennison Corp.	278,817	8,958,390

Oil & Gas Equipment & Services–1.2%
Schlumberger Ltd. (Netherlands Antilles)	333,627	18,462,918

Oil & Gas Exploration & Production–2.5%
Anadarko Petroleum Corp.	455,784	16,449,244

Devon Energy Corp.	245,453	14,952,997

Noble Energy, Inc.	116,400	7,022,412

		38,424,653

Other Diversified Financial Services–8.2%
Bank of America Corp.	2,586,449	37,167,272

Citigroup, Inc.(a)	4,091,053	15,382,360

JPMorgan Chase & Co.	1,997,497	73,128,365

		125,677,997

Packaged Foods & Meats–2.9%
Kraft Foods, Inc., Class A	1,206,831	33,791,268

Unilever NV (Netherlands)	402,899	11,007,201

		44,798,469

Personal Products–1.0%
Avon Products, Inc.	574,599	15,226,873

Pharmaceuticals–6.7%
Abbott Laboratories	249,825	11,686,813

Bristol-Myers Squibb Co.	1,168,555	29,143,762

Merck & Co., Inc.	716,935	25,071,217

Pfizer, Inc.	1,482,897	21,146,111

Roche Holdings AG–ADR (Switzerland)	462,867	15,999,785

		103,047,688

Property & Casualty Insurance–1.2%
Chubb Corp.	353,886	17,697,839

Regional Banks–3.8%
BB&T Corp.	510,378	13,428,045

Fifth Third Bancorp	918,485	11,288,181

PNC Financial Services Group, Inc.	583,836	32,986,734

		57,702,960

Semiconductor Equipment–0.5%
Lam Research Corp.(a)	198,452	7,553,083

Semiconductors–1.2%
Intel Corp.	920,313	17,900,088

Soft Drinks–0.8%
Coca-Cola Co.	238,498	11,953,520

Wireless Telecommunication Services–1.4%
Vodafone Group PLC–ADR (United Kingdom)	1,073,710	22,193,586

Total Common Stocks–96.5% (Cost $1,563,570,500)		1,479,675,436

Money Market Funds–2.5%
Liquid Assets Portfolio–Institutional Class(b)	19,149,546	19,149,546

Premier Portfolio–Institutional Class(b)	19,149,546	19,149,546

Total Money Market Funds–2.5% (Cost $38,299,092)		38,299,092

TOTAL INVESTMENTS–99.0% (Cost $1,601,869,592)		1,517,974,528

OTHER ASSETS IN EXCESS OF LIABILITIES–1.0%		15,994,347

NET ASSETS–100.0%		$1,533,968,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor.

Portfolio Composition

By sector, based on Net Assets

Financials	21.4%

Consumer Discretionary	12.3

Health Care	11.3

Industrials	11.1

Information Technology	11.0

Energy	10.9

Consumer Staples	8.5

Utilities	4.2

Materials	3.3

Telecommunication Services	2.5

Money Market Funds Plus Other Assets in Excess of Liabilities	3.5

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Equity Securities	$1,486,372,777	$31,601,751	$—	$1,517,974,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,563,570,500)	$1,479,675,436

Investment in affiliated money market funds, at value and cost	38,299,092

Receivables:
Fund shares sold	18,196,512

Dividends	4,100,497

Investments sold	3,667,090

Other	946

Total assets	1,543,939,573

Liabilities:
Payables:
Investments purchased	8,810,346

Distributor and affiliates	649,086

Fund shares repurchased	270,351

Investment advisory fee	2,811

Accrued expenses	238,104

Total liabilities	9,970,698

Net assets	$1,533,968,875

Net assets consist of:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$1,769,322,627

Accumulated undistributed net investment income	10,735,859

Net unrealized depreciation	(83,895,064)

Accumulated net realized loss	(162,194,547)

Net assets	$1,533,968,875

Net asset value, offering price and redemption price per share:
Series I shares (Based on net assets of $135,057,374 and 9,003,605 shares of beneficial interest issued and outstanding)	$15.00

Series II shares (Based on net assets of $1,398,911,501 and 93,304,100 shares of beneficial interest issued and outstanding)	$14.99

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $306,715)	$18,327,562

Interest	24,741

Total income	18,352,303

Expenses:
Investment advisory fee	4,745,465

Distribution (12b-1) and service fees	1,909,618

Accounting and administrative expenses	455,658

Reports to shareholders	48,094

Trustees’ fees and related expenses	41,948

Professional fees	37,196

Custody	35,044

Transfer agent fees	10,316

Other	21,852

Total expenses	7,305,191

Net investment income	$11,047,112

Realized and unrealized gain/loss:
Net realized gain	$36,543,397

Unrealized appreciation/depreciation:
Beginning of the period	102,462,825

End of the period	(83,895,064)

Net unrealized depreciation during the period	(186,357,889)

Net realized and unrealized loss	$(149,814,492)

Net decrease in net assets from operations	$(138,767,380)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment income	$11,047,112	$21,012,021

Net realized gain/loss	36,543,397	(61,046,171)

Net unrealized appreciation/depreciation during the period	(186,357,889)	367,300,062

Change in net assets from operations	(138,767,380)	327,265,912

Distributions from net investment income:
Series I shares	(156,262)	(5,735,264)

Series II shares	(1,556,159)	(46,515,143)

Total distributions	(1,712,421)	(52,250,407)

Net change in net assets from investment activities	(140,479,801)	275,015,505

From capital transactions:
Proceeds from shares sold	100,774,977	128,402,609

Net assets value of shares issued through dividend reinvestment	1,712,421	52,250,407

Cost of shares repurchased	(96,382,931)	(169,496,944)

Net change in net assets from capital transactions	6,104,467	11,156,072

Total increase/decrease in net assets	(134,375,334)	286,171,577

Net assets:
Beginning of the period	1,668,344,209	1,382,172,632

End of the period (including accumulated undistributed net investment income of $10,735,859 and $1,401,168, respectively)	$1,533,968,875	$1,668,344,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Series I shares
	Six months ended
	June 30,	Year ended December 31,
	2010	2009	2008	2007	2006	2005

Net asset value, beginning of the period	$16.37	$13.74	$21.36	$22.00	$20.49	$19.32

Net investment income(a)	0.13	0.24	0.36	0.39	0.38	0.28

Net realized and unrealized gain/loss	(1.48)	2.98	(6.95)	0.16	2.75	1.59

Total from investment operations	(1.35)	3.22	(6.59)	0.55	3.13	1.87

Less:
Distributions from net investment income	0.02	0.59	0.38	0.36	0.25	0.22

Distributions from realized gain	—	—	0.65	0.83	1.37	0.48

Total distributions	0.02	0.59	1.03	1.19	1.62	0.70

Net asset value, end of the period	$15.00	$16.37	$13.74	$21.36	$22.00	$20.49

Total return	(8.28)%*	24.37%	(32.03)%	2.80%	16.23%	9.99%

Net assets at end of the period (in millions)	$135.1	$153.7	$146.0	$263.5	$307.7	$312.4

Ratio of expenses to average net assets	0.64%	0.62%	0.61%	0.60%	0.60%	0.61%

Ratio of net investment income to average net assets	1.54%	1.72%	2.06%	1.80%	1.85%	1.44%

Portfolio turnover	13%*	55%	50%	28%	28%	42%

	Series II shares
	Six months ended
	June 30,	Year ended December 31,
	2010	2009	2008	2007	2006	2005

Net asset value, beginning of the period	$16.39	$13.71	$21.31	$21.96	$20.46	$19.29

Net investment income(a)	0.11	0.20	0.32	0.34	0.32	0.23

Net realized and unrealized gain/loss	(1.49)	2.99	(6.94)	0.15	2.76	1.59

Total from investment operations	(1.38)	3.19	(6.62)	0.49	3.08	1.82

Less:
Distributions from net investment income	0.02	0.51	0.33	0.31	0.21	0.17

Distributions from realized gain	—	—	0.65	0.83	1.37	0.48

Total distributions	0.02	0.51	0.98	1.14	1.58	0.65

Net asset value, end of the period	$14.99	$16.39	$13.71	$21.31	$21.96	$20.46

Total return(b)	(8.45)%*	24.11%	(32.21)%	2.52%	15.97%	9.72%

Net assets at end of the period (in millions)	$1,398.9	$1,514.7	$1,236.2	$1,843.7	$1,661.7	$1,247.5

Ratio of expenses to average net assets	0.89%	0.87%	0.86%	0.85%	0.85%	0.86%

Ratio of net investment income to average net assets	1.29%	1.45%	1.82%	1.54%	1.59%	1.18%

Portfolio turnover	13%*	55%	50%	28%	28%	42%

(a)	Based on average shares outstanding.
(b)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
*	Non-Annualized
On June 1, 2010, the Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Growth and Income Fund (the “Fund”), is organized as a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Life Investment Trust Growth and Income Portfolio (the “Acquired Fund”), an investment portfolio of Van Kampen Life Investment Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class I and Class II Shares received Series I and Series II Shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I and Class II Shares prior to the Reorganization are included with Series I and Series II Shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to seek long-term growth of capital and income through investments in equity securities, including common and preferred stocks and securities convertible into common and preferred stocks.
  The Fund currently offers two classes of shares, Series I and Series II Shares, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen V.I. Growth and Income Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2— Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

  Level 3— Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $196,004,014, which will expire according to the following schedule:

Amount	Expiration

$60,998,232	December 31, 2016

135,005,782	December 31, 2017

Invesco Van Kampen V.I. Growth and Income Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$66,688,026

Aggregate unrealized (depreciation) of investment securities	(153,317,019)

Net unrealized depreciation of investment securities	$(86,628,993)

Cost of investments for tax purposes is $1,604,603,521.

F.	Distribution of Income and Gains — The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended December 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$52,250,407

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,713,385

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.
G.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies, if any, are included in foreign currency translation on the Statement of Operations. Realized gains and losses on foreign currency transactions, if any, on the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.60%

Over $500 million	0.55%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Funds’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Series I Shares to 0.62% and Series II Shares to 0.87% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under limitation.
  Prior to the Reorganization, Van Kampen had voluntarily agreed to waive fees and/or reimburse the Acquired Fund’s expenses as a percentage of average daily net assets in excess of 0.75% and 1.00% for Class I and Class II Shares, respectively. Van Kampen did not waive fees and/or reimburse expenses under this agreement.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.

Invesco Van Kampen V.I. Growth and Income Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $32,160 for accounting and fund administrative services and reimbursed $329,506 for services provided by insurance companies. Prior to the Reorganization, under separate Accounting Services and Chief Compliance Officer (“CCO”) Employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $93,992 to Van Kampen Investments Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $9,145 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer agent fees.”
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of approximately $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
  Prior to the Reorganization, the Acquired Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Acquired Fund, totaling $10,658.

NOTE 3—Share Information

  For the six months ended June 30, 2010 and year ended December 31, 2009, transactions were as follows:

	For the six months		For the year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Series I	543,688	$9,119,848	1,149,207	$15,623,017

Series II	5,601,285	91,655,129	8,282,559	112,779,592

Total Sales	6,144,973	$100,774,977	9,431,766	$128,402,609

Dividend Reinvestment:
Series I	9,138	$156,262	424,064	$5,735,264

Series II	91,003	1,556,159	3,426,092	46,515,143

Total Dividend Reinvestment	100,141	$1,712,421	3,850,156	$52,250,407

Repurchases:
Series I	(933,150)	$(15,580,359)	(2,812,355)	$(38,075,961)

Series II	(4,823,764)	(80,802,572)	(9,409,312)	(131,420,983)

Total Repurchases	(5,756,914)	$(96,382,931)	(12,221,667)	$(169,496,944)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 0.7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and money market funds, were $208,890,905 and $229,502,473, respectively.

Invesco Van Kampen V.I. Growth and Income Fund

NOTE 5—Distribution and Service Plans

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II Shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II Shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II Shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II Shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $1,609,660 to Van Kampen Funds Inc. based on the annual rate of 0.25% of the Acquired Funds’ average daily net assets of Class II Shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed on the Statement of Operations as “Distribution (12b-1) and Service Fees.”

NOTE 6—Indemnifications

Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Expense Example

As a policyholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10— 6/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Series	(1/1/10)	(6/30/10)	Period*	(6/30/10)	Period*
I	$1,000.00	$917.22	$3.04	$1,021.62	$3.21

II	1,000.00	915.49	4.23	1,020.38	4.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64% and 0.89% for Series I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Assumes all dividends and distributions were reinvested.

Invesco Van Kampen V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Growth and Income Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco

Invesco Van Kampen V.I. Growth and Income Fund

Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Growth and Income Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Life Investment Trust Growth and Income Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	80,969,282	2,228,258	5,510,353	0

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. High Yield Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIHYI-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	2.75%
Series II Shares	2.55
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼ (Broad Market/Style-Specific Index)	4.45

▼	Lipper Inc.
The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (1/2/97)	4.39%
10 Years	3.62
5 Years	5.19
1 Year	20.25

Series II Shares
10 Years	3.35%
5 Years	4.91
1 Year	19.86
Effective June 1, 2010, Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I shares of Invesco Van Kampen V.I. High Yield Fund. Returns shown above for Series I shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. High Yield Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series II shares incepted on June 1, 2010. Series II shares performance shown prior to that date is that of the predecessor fund’s Class I shares restated to reflect the higher 12b-1 fees applicable to the predecessor fund’s Series II shares. Class I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class I shares is January 2, 1997.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.81% and 1.06%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.98% and 1.23%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
Invesco Van Kampen V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–95.1%
Advertising–1.5%
Affinion Group, Inc., 11.50%, 10/15/15	$380,000	$399,950

Lamar Media Corp., 7.875%, 04/15/18(b)	70,000	70,700

		470,650

Aerospace & Defense–2.5%
Bombardier, Inc., 7.75%, 03/15/20(b)	110,000	114,400

Hexcel Corp., 6.75%, 02/01/15	150,000	147,750

L-3 Communications Corp., 5.875%, 01/15/15	215,000	213,387

Transdigm, Inc., 7.75%, 07/15/14(b)	170,000	170,850

Triumph Group, Inc., 8.00%, 11/15/17	135,000	129,938

		776,325

Airlines–1.3%
Continental Airlines 2007-1 Class C Pass Through Trust, 7.339%, 04/19/14	106,209	102,226

Delta Air Lines, 9.50%, 09/15/14(b)	185,000	195,175

United Air Lines, Inc., 9.875%, 08/01/13(b)	95,000	98,325

		395,726

Aluminum–0.7%
Century Aluminum Co., 8.00%, 05/15/14	35,000	33,075

Novelis, Inc. (Canada), 7.25%, 02/15/15	180,000	175,500

		208,575

Apparel Retail–0.1%
Collective Brands, Inc., 8.25%, 08/01/13	45,000	45,563

Apparel, Accessories & Luxury Goods–0.9%
Oxford Industries, Inc., 11.375%, 07/15/15	175,000	193,813

Quiksilver, Inc., 6.875%, 04/15/15	100,000	91,250

		285,063

Asset Management & Custody Banks–0.4%
Apria Healthcare Group, Inc., 12.375%, 11/01/14(b)	105,000	113,006

Auto Parts & Equipment–0.3%
Tenneco, Inc., 8.125%, 11/15/15	105,000	106,313

Automobile Manufacturers–1.0%
Ford Motor Co., 7.45%, 07/16/31	250,000	226,250

General Motors Corp., 8.375%, 07/15/33(c)	260,000	83,850

		310,100

Broadcasting–0.2%
Clear Channel Worldwide, 9.25%, 12/15/17(b)	70,000	70,613

Building Products–1.4%
Building Materials Corp. of America, 7.50%, 03/15/20(b)	35,000	34,125

Gibraltar Industries, Inc., 8.00%, 12/01/15	105,000	102,900

Nortek, Inc., 11.00%, 12/01/13	110,000	115,225

Ply Gem Industries, Inc., 11.75%, 06/15/13	195,000	204,262

		456,512

Cable & Satellite–6.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14(b)	345,000	382,519

CSC Holdings, Inc., 8.50%, 06/15/15	195,000	202,800

CSC Holdings, Inc., 8.625%, 02/15/19	455,000	480,594

DISH DBS Corp., 7.00%, 10/01/13	510,000	527,850

Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	140,000	141,400

Virgin Media Finance PLC, 9.125%, 08/15/16	230,000	239,200

XM Satellite Radio, Inc., 13.00%, 08/01/13(b)	150,000	164,437

		2,138,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming–4.4%
Ameristar Casinos, Inc., 9.25%, 06/01/14	$185,000	$194,712

Great Canadian Gaming Co., 7.25%, 02/15/15(b)	55,000	54,725

Harrah’s Operating Co., Inc., 5.625%, 06/01/15	114,000	74,100

Harrah’s Operating Co., Inc., 11.25%, 06/01/17	171,000	179,977

Las Vegas Sands Corp., 6.375%, 02/15/15	115,000	110,688

MGM Mirage, 6.75%, 04/01/13	295,000	259,600

MGM Mirage, 13.00%, 11/15/13	175,000	201,687

Scientific Games International, Inc., 9.25%, 06/15/19	150,000	154,500

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20(b)	145,000	146,088

		1,376,077

Coal & Consumable Fuels–0.5%
Consol Energy, Inc., 8.25%, 04/01/20(b)	35,000	36,794

Foundation PA Coal Co. LLC, 7.25%, 08/01/14	105,000	107,362

		144,156

Commodity Chemicals–0.4%
Westlake Chemical Corp., 6.625%, 01/15/16	135,000	130,106

Communications Equipment–0.6%
Avaya, Inc., 9.75%, 11/01/15	195,000	186,713

Construction & Farm Machinery & Heavy Trucks–2.5%
Case New Holland, Inc., 7.75%, 09/01/13	150,000	154,500

Case New Holland, Inc., 7.875%, 12/01/17(b)	75,000	76,500

Navistar International Corp., 8.25%, 11/01/21	475,000	483,312

Oshkosh Corp., 8.50%, 03/01/20	75,000	78,188

		792,500

Construction Materials–0.5%
Hanson Ltd., 7.875%, 09/27/10	100,000	100,563

Texas Industries, Inc., 7.25%, 07/15/13	55,000	53,625

		154,188

Consumer Finance–2.6%
Ally Financial, Inc., 6.875%, 09/15/11	190,000	194,275

Ally Financial, Inc., 8.00%, 03/15/20(b)	165,000	162,937

Ally Financial, Inc., 8.00%, 11/01/31	100,000	94,000

Dollar Financial Corp., 10.375%, 12/15/16(b)	65,000	66,300

Ford Motor Credit Co. LLC, 8.00%, 12/15/16	95,000	97,138

Ford Motor Credit Co. LLC, 8.125%, 01/15/20	210,000	215,250

		829,900

Data Processing & Outsourced Services–1.5%
SunGard Data Systems, Inc., 9.125%, 08/15/13	280,000	286,650

SunGard Data Systems, Inc., 10.25%, 08/15/15	105,000	108,412

SunGard Data Systems, Inc., 10.625%, 05/15/15	80,000	86,000

		481,062

Department Stores–0.7%
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	230,000	232,300

Distillers & Vintners–0.6%
Constellation Brands, Inc., 7.25%, 05/15/17	185,000	188,700

Diversified Chemicals–1.3%
Ashland, Inc., 9.125%, 06/01/17	195,000	215,475

Innophos, Inc., 8.875%, 08/15/14	200,000	206,250

		421,725

Diversified Commercial & Professional Services–0.3%
ARAMARK Corp., 8.50%, 02/01/15	100,000	101,750

Diversified Support Services–0.4%
Travelport LLC, 9.875%, 09/01/14	114,000	115,710

Electric Utilities–0.3%
Edison Mission Energy, 7.00%, 05/15/17	115,000	74,750

Midwest Generation LLC, (Series B), 8.56%, 01/02/16	13,320	13,153

		87,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Electrical Components & Equipment–0.3%
Baldor Electric Co., 8.625%, 02/15/17	$105,000	$109,200

Fertilizers & Agricultural Chemicals–0.7%
CF Industries, Inc., 7.125%, 05/01/20	210,000	216,300

Food Retail–1.0%
SUPERVALU, Inc., 7.50%, 11/15/14	175,000	175,437

SUPERVALU, Inc., 8.00%, 05/01/16	135,000	133,988

		309,425

Gas Utilities–0.6%
Ferrellgas LP, 6.75%, 05/01/14	110,000	108,625

Suburban Propane Patrtners, 7.375%, 03/15/20	75,000	76,125

		184,750

Health Care Services–1.4%
FMC Finance III SA, 6.875%, 07/15/17	275,000	283,884

Fresenius US Finance II, Inc., 9.00%, 07/15/15(b)	85,000	92,650

Multiplan, Inc., 10.375%, 04/15/16(b)	46,000	47,495

Universal Hospital Services, Inc., (PIK), 8.50%, 06/01/15	25,000	24,687

		448,716

Health Care Equipment–1.3%
Biomet, Inc., 10.00%, 10/15/17	320,000	346,400

Invacare Corp., 9.75%, 02/15/15	60,000	64,800

		411,200

Health Care Facilities–4.5%
Community Health Systems, 8.875%, 07/15/15	175,000	182,000

HCA, Inc., 5.75%, 03/15/14	225,000	210,375

HCA, Inc., 6.25%, 02/15/13	125,000	123,437

HCA, Inc., 7.875%, 02/15/20	213,000	220,455

HCA, Inc., 9.875%, 02/15/17	130,000	140,400

Sun Healthcare Group, Inc., 9.125%, 04/15/15	145,000	152,069

Tenet Healthcare Corp., 7.375%, 02/01/13	190,000	191,425

Tenet Healthcare Corp., 10.00%, 05/01/18(b)	180,000	199,800

		1,419,961

Heavy Electrical Equipment–0.0%
Ormat Funding Corp., 8.25%, 12/30/20	—	0

Homebuilding–1.1%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	345,000	346,725

Independent Power Producers & Energy Traders–5.0%
AES Corp. (The), 7.75%, 03/01/14	240,000	245,400

Intergen N.V. (Netherlands), 9.00%, 06/30/17(b)	340,000	341,700

Ipalco Enterprises, Inc., 8.625%, 11/14/11	85,000	88,187

Mirant Americas Generation LLC, 9.125%, 05/01/31	150,000	139,125

NRG Energy, Inc., 7.375%, 02/01/16	200,000	200,500

NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	400,000	355,000

RRI Energy, Inc., 7.875%, 06/15/17	230,000	217,925

		1,587,837

Industrial Conglomerates–0.9%
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18(b)	295,000	286,150

Industrial Gases–0.2%
Airgas, Inc., 7.125%, 10/01/18(b)	50,000	53,813

Integrated Telecommunication Services–7.4%
Frontier Communications Corp., 9.00%, 08/15/31	310,000	289,462

Intelsat Bermuda Ltd. (PIK) (Bermuda), 11.50%, 02/04/17	619,375	622,472

Intelsat Jackson Holdings Ltd., 9.50%, 06/15/16	120,000	126,900

Qwest Communications, 7.125%, 04/01/18(b)	120,000	119,700

West Corp., 9.50%, 10/15/14	320,000	324,800

Wind Acquisition Finance SA, 11.75%, 07/15/17(b)	250,000	260,625

Wind Acquisition Finance SA (Luxembourg), 12.00%, 12/01/15(b)	285,000	296,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)

Windstream Corp., 7.875%, 11/01/17	$185,000	$180,838

Windstream Corp., 8.125%, 08/01/13	105,000	108,806

		2,330,003

Internet Retail–2.0%
Expedia, Inc., 8.50%, 07/01/16	300,000	324,656

Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc., 10.75%, 08/01/16	285,000	307,088

		631,744

Metal & Glass Containers–2.6%
Berry Plastics Corp., 9.50%, 05/15/18(b)	220,000	202,400

Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	143,000	147,648

Owens-Brockway Glass Container Inc., 6.75%, 12/01/14	155,000	157,712

Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	130,000	135,850

Solo Cup Co., 8.50%, 02/15/14	195,000	175,987

		819,597

Movies & Entertainment–0.7%
AMC Entertainment, Inc., 8.75%, 06/01/19	210,000	212,100

Multi-line Insurance–0.5%
Hartford Financial Services Group, Inc., 8.125%, 06/15/38(d)	160,000	146,998

Oil & Gas Drilling–0.2%
Pride International, Inc., 7.375%, 07/15/14	75,000	74,531

Oil & Gas Equipment & Services–1.2%
Bristow Group, Inc., 7.50%, 09/15/17	60,000	57,450

Cie Generale de Geophysique-Veritas (France), 7.50%, 05/15/15	185,000	177,600

Key Energy Services, Inc., 8.375%, 12/01/14	145,000	144,275

		379,325

Oil & Gas Exploration & Production–10.0%
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., 10.75%, 02/01/18	265,000	282,887

Chaparral Energy, Inc., 8.875%, 02/01/17	140,000	130,550

Chesapeake Energy Corp., 6.375%, 06/15/15	150,000	155,010

Chesapeake Energy Corp., 9.50%, 02/15/15	300,000	332,250

Cimarex Energy Co., 7.125%, 05/01/17	105,000	106,050

Continental Resources, 7.375%, 10/01/20(b)	65,000	64,675

Continental Resources, 8.25%, 10/01/19	50,000	52,625

Encore Acquisition Co., 9.50%, 05/01/16	90,000	95,288

Forest Oil Corp., 7.25%, 06/15/19	210,000	204,225

Hilcorp Energy I LP/Hilcorp Finance Co., 7.75%, 11/01/15(b)	315,000	308,700

McMoRan Exploration Co, 11.875%, 11/15/14	250,000	256,562

Newfield Exploration Co., 6.625%, 09/01/14	270,000	273,375

Newfield Exploration Co., 7.125%, 05/15/18	55,000	54,725

Petrohawk Energy Corp., 7.875%, 06/01/15	175,000	176,313

Pioneer Natural Resources Co., 6.65%, 03/15/17	250,000	254,421

Plains Exploration & Production Co., 7.625%, 06/01/18	190,000	186,912

Range Resources Corp., 7.50%, 05/15/16	110,000	111,925

Southwestern Energy Co., 7.50%, 02/01/18	120,000	128,100

		3,174,593

Oil & Gas Refining & Marketing–0.9%
Tesoro Corp., 6.50%, 06/01/17	170,000	157,250

United Refining Co., (Series 2), 10.50%, 08/15/12	155,000	142,213

		299,463

Oil & Gas Storage & Transportation–2.7%
Copano Energy LLC/Copano Energy Finance Corp., 8.125%, 03/01/16	150,000	149,250

El Paso Corp., 6.875%, 06/15/14	115,000	117,300

El Paso Corp., 12.00%, 12/12/13	30,000	34,800

Inergy LP, 8.25%, 03/01/16	120,000	122,400

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., (Series B), 8.75%, 04/15/18	160,000	163,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Regency Energy Partners, 8.375%, 12/15/13	$85,000	$88,187

Sonat, Inc., 7.625%, 07/15/11	180,000	185,850

		861,387

Other Diversified Financial Services–1.7%
Bank of America Corp., 8.00%, 10/30/49(d)(e)	210,000	201,600

International Lease Finance Corp., 8.625%, 09/15/15(b)	260,000	248,300

International Lease Finance Corp., 8.75%, 03/15/17(b)	95,000	90,725

		540,625

Packaged Foods & Meats–0.6%
JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	175,000	196,875

Paper Packaging–2.1%
Cascades, Inc, 7.875%, 01/15/20	165,000	161,700

Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	230,000	234,600

Graphic Packaging International, Inc., 9.50%, 08/15/13	265,000	270,300

		666,600

Paper Products–1.5%
Georgia-Pacific LLC, 8.25%, 05/01/16(b)	175,000	188,125

Mercer International, Inc., 9.25%, 02/15/13	205,000	199,362

PH Glatfelter Co., 7.125%, 05/01/16	95,000	93,537

		481,024

Pharmaceuticals–0.3%
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16	95,000	96,544

Publishing–1.0%
Gannett Co., Inc., 9.375%, 11/15/17(b)	95,000	100,937

Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	210,000	215,775

		316,712

Railroads–0.3%
Kansas City Southern de Mexico SA de CV (Mexico), 8.00%, 02/01/18(b)	95,000	97,689

Semiconductor Equipment–0.2%
Amkor Technologies, Inc., 7.375%, 05/01/18(b)	65,000	63,700

Semiconductors–0.7%
Freescale Semiconductor, Inc., 9.125%, 12/15/14	190,000	171,475

Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	45,000	44,550

		216,025

Specialized Finance–1.7%
CIT Group, Inc., 7.00%, 05/01/17	575,000	523,250

Specialty Chemicals–0.6%
Huntsman International LLC, 7.375%, 01/01/15	190,000	176,700

Specialty Stores–0.5%
Michaels Stores, Inc., 0.00%, 11/01/16(f)	175,000	157,063

Systems Software–1.6%
Vangent, Inc., 9.625%, 02/15/15	525,000	504,656

Tires & Rubber–0.4%
Cooper Tire and Rubber Co., 8.00%, 12/15/19	135,000	134,631

Trading Companies & Distributors–0.4%
H&E Equipment Services, Inc., 8.375%, 07/15/16	150,000	141,750

Wireless Telecommunication Services–2.6%
Digicel Ltd. (Bermuda), 8.25%, 09/01/17(b)	100,000	99,625

Nextel Communications, Inc., (Series E), 6.875%, 10/31/13	460,000	451,950

Sprint Capital Corp., 6.90%, 05/01/19	300,000	273,750

		825,325

Total Bonds & Notes (Cost $28,440,699)		30,063,023

	Shares
Preferred Stocks–0.6%
Diversified Banks–0.3%
Ally Financial, Inc.(b)	141	109,606

Regional Banks–0.3%
Zions Bancorporation	3,087	79,953

Total Preferred Stocks (Cost $150,818)		189,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. High Yield Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.0%
Utilities–0.0%
SW Acquisition LP (Cost $0)(g)	1	$0

	Shares
Money Market Funds–0.1%
Liquid Assets Portfolio–Institutional Class(h)	13,181	13,181

Premier Portfolio–Institutional Class(h)	13,181	13,181

Total Money Market Funds (Cost $26,362)		26,362

TOTAL INVESTMENTS–95.8% (Cost $28,617,879)		30,278,944

OTHER ASSETS LESS LIABILITIES–4.2%		1,342,450

NET ASSETS–100.0%		$31,621,394

Investment Abbreviations:

PIK	– Payment-in-kind
REIT	– Real Estate Investment Trust.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $5,629,859 which represented 17.8% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2010 was $83,850, which represented 0.3% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Non-income producing security.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets
as of June 30, 2010

Oil & Gas Exploration & Production	10.0%

Integrated Telecommunication Services	7.4

Cable & Satellite	6.8

Independent Power Producers & Energy Traders	5.0

Health Care Facilities	4.5

Casinos & Gaming	4.4

Other Industries, Each with Less Than 3% of Total Net Assets	57.6

Money Market Funds Plus Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $28,591,517)	$30,252,582

Investments in affiliated money market funds, at value and cost	26,362

Total investments, at value (Cost $28,617,879)	30,278,944

Cash	50,319

Receivables for:
Investments sold	2,584,413

Fund shares sold	28,538

Dividends and interest	634,341

Other assets	2,837

Total assets	33,579,392

Liabilities:
Payables for:
Investments purchased	1,912,007

Fund shares reacquired	9,817

Accrued fees to affiliates	6,140

Accrued other operating expenses	30,034

Total liabilities	1,957,998

Net assets applicable to shares outstanding	$31,621,394

Net assets consist of:
Shares of beneficial interest	$59,610,851

Undistributed net investment income	1,577,057

Undistributed net realized gain (loss)	(31,227,579)

Unrealized appreciation	1,661,065

$31,621,394

Net Assets:
Series I	$31,611,254

Series II	$10,140

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	2,909,932

Series II	934

Series I:
Net asset value per share	$10.86

Series II:
Net asset value per share	$10.86

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $130)	$1,721,476

Dividends from affiliated money market funds	124

Total investment income	1,721,600

Expenses:
Advisory fees	75,503

Administrative services fees	48,865

Custodian fees	2,568

Distribution fees — Series II	2

Transfer agent fees	211

Trustees’ and officers’ fees and benefits	1,437

Professional services fees	16,042

Other	6,167

Total expenses	150,795

Less: Fees waived	(7,732)

Net expenses	143,063

Net investment income	1,578,537

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	1,531,484

Change in net unrealized appreciation (depreciation) of investment securities	(1,933,001)

Net realized and unrealized gain (loss)	(401,517)

Net increase in net assets resulting from operations	$1,177,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$1,578,537	$3,249,260

Net realized gain (loss)	1,531,484	(2,419,053)

Change in net unrealized appreciation (depreciation)	(1,933,001)	11,158,139

Net increase in net assets resulting from operations	1,177,020	11,988,346

Distributions to shareholders from net investment income — Series I	(3,242,254)	(2,924,346)

Share transactions–net:
Series I	(5,194,488)	1,303,400

Series II	10,000	—

Net increase (decrease) in net assets resulting from share transactions	(5,184,488)	1,303,400

Net increase (decrease) in net assets	(7,249,722)	10,367,400

Net assets:
Beginning of period	38,871,116	28,503,716

End of period (includes undistributed net investment income of $1,577,057 and $3,240,774, respectively)	$31,621,394	$38,871,116

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. High Yield Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Universal Funds High Yield Portfolio (the “Acquired Fund”), an investment portfolio of The Universal Institutional Funds, Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund Class I shares received Series I shares of the Fund.
  Information for the Acquired Fund — Class I shares prior to the Reorganization is included with Series I shares of the Fund throughout this report.
  The Fund’s investment objective is above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

Invesco Van Kampen V.I. High Yield Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco Van Kampen V.I. High Yield Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.42%

Next $250 million	0.345%

Next $250 million	0.295%

Next $1 billion	0.27%

Next $1 billion	0.245%

Over $3 billion	0.22%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Prior to the Reorganization, MS Investment Management had voluntarily agreed to waive fees and/or reimburse expenses of Class I shares to 0.80% of the Acquired Fund’s average daily net assets.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management and the Adviser waived advisory fees of $2,930 and $4,802 respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’

Invesco Van Kampen V.I. High Yield Fund

accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $6,481 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $38,274 to MS Investment Management and JPMorgan Investor Services Co.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provide certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $211 to Morgan Stanley Services Company Inc. which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$189,559	$—	$0	$189,559

Corporate Debt Securities	—	30,089,385	—	30,089,385

	$189,559	$30,089,385	$—	$30,278,944

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco Van Kampen V.I. High Yield Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$9,828,000

December 31, 2011	12,175,000

December 31, 2013	178,000

December 31, 2014	552,000

December 31, 2016	2,908,000

December 31, 2017	7,093,000

Total capital loss carryforward	$32,734,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $16,115,411 and $22,060,911, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,820,883

Aggregate unrealized (depreciation) of investment securities	(179,151)

Net unrealized appreciation of investment securities	$1,641,732

Cost of investments for tax purposes is $28,637,212.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	288,784	$3,361,044	715,513	$7,305,750

Series II(b)	934	10,000	—	—

Issued as reinvestment of dividends:
Series I	303,014	3,242,254	289,253	2,924,346

Reacquired:
Series I	(983,508)	(11,797,786)	(860,646)	(8,926,696)

Net increase (decrease) in share activity	(390,776)	$(5,184,488)	144,120	$1,303,400

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.

Invesco Van Kampen V.I. High Yield Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average net		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		assets		turnover(c)

Series I
Six months ended 06/30/10	$11.77	$0.51	$(0.19)	$0.32	$(1.23)	$10.86	2.83%	$31,611	0.80	%(d)	0.84	%(d)	8.78	%(d)	47%
Year ended 12/31/09	9.03	0.99	2.68	3.67	(0.93)	11.77	42.08	38,871	0.79	(e)	0.82	(e)	9.46	(e)(h)	78
Year ended 12/31/08	12.89	1.01	(3.77)	(2.76)	(1.10)	9.03	(22.86)	28,504	0.79	(e)	0.94	(e)	8.93	(e)(h)	50
Year ended 12/31/07	13.55	1.01	(0.46)	0.55	(1.21)	12.89	4.01	41,546	0.80	(e)	0.81	(e)	7.56	(e)(h)	32
Year ended 12/31/06(f)	13.59	0.96	(0.43)	0.53	(0.57)	13.55	8.62	52,962	0.80		0.87		7.13	(h)	26
Year ended 12/31/05	14.56	1.00	(0.87)	0.13	(1.10)	13.59	1.06	58,480	0.80		0.86		7.16	(h)	65

Series II
Six months ended 06/30/10(g)	10.71	0.08	0.07	0.15	—	10.86	1.40	10	1.05	(d)	1.24	(d)	8.53	(d)	47%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $36,250 and $2 for Series I and Series II shares, respectively.
(e)	The Ratio of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is 0.01%, 0.01% and less than 0.005% for the years ended December 31, 2009, 2008 and 2007, respectively.
(f)	On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to the Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.
(g)	Commencement date of June 1, 2010.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 9.43%, 8.78%, 7.55%, 7.06% and 7.10% for the years ended December 31, 2009 through December 31, 2005, respectively.

NOTE 10—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Series II shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010. The actual ending account and expenses of the Series II shares in the example below are based on an investment of $1,000 invested as of close of business June 1, 2010 (commencement date) and held through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2009 through June 30, 2010 for the Series II shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Series II shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2,3]	Ratio
Series I	$1,000.00	$1,027.50	$4.02	$1,020.83	$4.01	0.80%

Series II	1,000.00	1,014.00	0.87	1,019.59	5.26	1.05

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010, through June 30, 2010 (as of close of business June 1, 2010, through June 30, 2010 for the Series II shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Series II shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010, through June 30, 2010)/365. Because the Series II shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Series II shares of the Fund and other funds because such data is based on a full six month period.

Invesco Van Kampen V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. High Yield Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services.

Invesco Van Kampen V.I. High Yield Fund

The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. High Yield Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of The Universal Institutional Funds, Inc. — High Yield Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	2,518,978	37,360	159,368	0

Invesco Van Kampen V.I. High Yield Fund

Invesco Van Kampen V.I. International Growth Equity Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIIGE-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-10.49%
Series II Shares	-10.49
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	-13.23

▼	Lipper Inc.
The MSCI EAFE ® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception	-5.77%
1 Year	10.65

Series II Shares
Inception (4/28/06)	-5.77%
1 Year	10.65
Effective June 1, 2010, Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series II shares, respectively, of Invesco Van Kampen V.I. International Growth Equity Fund. Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. International Growth Equity Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is April 28, 2006.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.11% and 1.36%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.18% and 1.43%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. International Growth Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
Invesco Van Kampen V.I. International Growth Equity Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–102.5%
Australia–6.2%
BHP Billiton Ltd.	17,123	$532,523

Cochlear Ltd.	7,239	450,932

CSL Ltd.	10,621	289,669

QBE Insurance Group Ltd.	16,149	245,761

Woolworths Ltd.	9,717	220,280

		1,739,165

Belgium–2.2%
Anheuser-Busch InBev N.V.	12,943	621,705

Brazil–1.8%
Banco Bradesco SA (ADR)	16,626	263,688

Petroleo Brasileiro SA (ADR)	8,413	250,708

		514,396

Canada–6.1%
Bombardier, Inc.	41,690	189,936

Canadian National Railway Co.	3,240	185,899

Canadian Natural Resources Ltd.	6,967	231,612

Cenovus Energy, Inc.	8,815	227,134

EnCana Corp.	6,586	199,458

Fairfax Financial Holdings Ltd.	628	230,995

Suncor Energy, Inc.	8,128	239,362

Talisman Energy, Inc.	12,579	190,360

		1,694,756

China–1.2%
Industrial & Commercial Bank of China (H Shares)	474,000	344,176

Denmark–1.8%
Novo Nordisk A/S (Class B)	6,239	503,273

France–5.1%
AXA SA	12,522	189,908

BNP Paribas	6,668	356,035

Danone SA	5,825	311,067

Eutelsat Communications	6,473	216,254

Total SA	7,923	352,610

		1,425,874

Germany–8.1%
Adidas AG	7,670	370,216

Bayer AG	8,156	455,066

Bayerische Motoren Werke AG	10,814	523,055

Fresenius Medical Care AG & Co. KGaA	5,978	323,409

Puma AG Rudolf Dassler Sport	1,365	360,265

SAP AG	5,380	238,968

		2,270,979

Hong Kong–2.9%
Esprit Holdings Ltd.	38,500	207,623

Hutchison Whampoa Ltd.	61,000	376,613

Li & Fung Ltd.	50,310	225,214

		809,450

India–1.9%
India Fund, Inc. (The)(a)	5,300	160,325

Infosys Technologies Ltd. (ADR)	6,171	369,705

		530,030

Israel–2.4%
Teva Pharmaceutical Industries Ltd. (ADR)	12,900	670,671

Italy–2.0%
Finmeccanica SpA	24,907	258,464

UniCredit SpA	128,221	284,613

		543,077

Japan–8.2%
Denso Corp.	9,600	265,420

Fanuc Ltd.	3,300	370,227

Hoya Corp.	13,000	276,041

Keyence Corp.	1,400	322,054

Komatsu Ltd.	11,737	212,088

Nidec Corp.	6,395	535,607

Toyota Motor Corp.	8,800	302,627

		2,284,064

Jersey–1.0%
WPP PLC	29,933	281,483

Mexico–3.2%
America Movil SAB de CV (Series L) (ADR)	10,585	502,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. International Growth Equity Fund

	Shares	Value

Mexico–(continued)

Fomento Economico Mexicano S.A.B. de C.V. (ADR)	3,651	$157,541

Grupo Televisa SA (ADR)	12,864	223,962

		884,290

Netherlands–4.9%
Koninklijke Ahold N.V.	29,485	365,151

Koninklijke KPN N.V.	24,897	317,907

TNT N.V.	14,265	359,539

Unilever N.V.	11,879	323,885

		1,366,482

Norway–0.5%
Petroleum Geo-Services ASA(a)	15,780	131,716

Philippines–1.1%
Philippine Long Distance Telephone Co.	5,920	303,648

Republic of Korea–2.4%
Hyundai Mobis	2,817	471,781

NHN Corp.(a)	1,305	194,213

		665,994

Russia–0.9%
Gazprom OAO	13,549	254,836

Singapore–3.6%
Keppel Corp., Ltd.	74,238	447,322

United Overseas Bank Ltd.	39,000	541,791

		989,113

Singapore–0.3%
K-Green Trust(a)	126,048	94,583

Spain–0.6%
Telefonica SA	8,539	157,686

Switzerland–8.8%
Julius Baer Group Ltd.	6,910	196,733

Nestle SA (Registered Shares)	14,019	676,417

Novartis AG (Registered Shares)	6,756	327,777

Roche Holding AG	5,478	752,259

Syngenta AG (Registered Shares)	2,180	503,404

		2,456,590

Taiwan–2.6%
Hon Hai Precision Industry Co., Ltd.(a)	62,000	217,752

MediaTek, Inc.	12,000	167,364

Taiwan Semiconductor Manufacturing Co., Ltd.	182,000	340,322

		725,438

Turkey–0.8%
Akbank TAS	48,037	229,352

United Kingdom–21.3%
BG Group PLC	25,097	371,513

British American Tobacco PLC	12,980	411,009

Capita Group PLC (The)	16,186	177,586

Centrica PLC	103,096	453,995

Compass Group PLC	70,410	534,200

Imperial Tobacco Group PLC	23,470	654,396

Informa PLC	54,349	286,029

Kingfisher PLC	50,171	155,699

Next PLC	9,280	274,615

Reckitt Benckiser Group PLC	12,947	598,883

Reed Elsevier PLC	38,245	282,336

Shire PLC	30,160	613,037

Smith & Nephew PLC	16,383	154,248

Tesco PLC	80,207	451,603

Vodafone Group PLC	250,416	518,917

		5,938,066

United States–0.6%
VimpelCom Ltd. (ADR)(a)	9,897	160,134

Total Common Stocks & Other Equity Interests (Cost $27,953,614)		28,591,027

Money Market Funds–811.7%
Liquid Assets Portfolio–Institutional Class(b)	113,150,975	113,150,975

Premier Portfolio–Institutional Class(b)	113,150,975	113,150,975

Total Money Market Funds (Cost $226,301,950)		226,301,950

TOTAL INVESTMENTS (Cost $254,255,564)–914.2%		254,892,977

OTHER ASSETS LESS LIABILITIES–(814.2)%		(227,010,921)

NET ASSETS–100.0%		$27,882,056

Investment Abbreviations:

ADR	– American Depositary Receipt.

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. International Growth Equity Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Consumer Discretionary	17.9%

Consumer Staples	17.2

Health Care	16.3

Financials	10.3

Information Technology	9.5

Industrials	9.3

Energy	8.8

Telecommunication Services	7.0

Materials	3.7

Utilities	1.6

Investment Companies	0.9

Money Market Funds Plus Other Assets Less Liabilities	(2.5)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. International Growth Equity Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $27,953,614)	$28,591,027

Investments in affiliated money market funds, at value and cost	226,301,950

Total investments, at value (Cost $254,255,564)	254,892,977

Cash	349,600

Foreign currencies, at value (Cost $7,746,499)	7,748,593

Receivables for:
Investments sold	4,003,999

Fund shares sold	255,893

Dividends	826,861

Other assets	3,737

Total assets	268,081,660

Liabilities:
Payables for:
Fund shares reacquired	240,026,880

Accrued fees to affiliates	113,569

Accrued other operating expenses	59,155

Total liabilities	240,199,604

Net assets applicable to shares outstanding	$27,882,056

Net assets consist of:
Shares of beneficial interest	$72,774,777

Undistributed net investment income	1,052,732

Undistributed net realized gain (loss)	(46,435,437)

Unrealized appreciation	489,984

$27,882,056

Net Assets:
Series I	$10,011

Series II	$27,872,045

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	1,381

Series II	3,750,816

Series I:
Net asset value per share	$7.25

Series II:
Net asset value per share	$7.43

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $564,383)	$4,253,577

Dividends from affiliated money market funds (includes securities lending income of $91,001)	94,434

Total investment income	4,348,011

Expenses:
Advisory fees	999,217

Administrative services fees	342,801

Custodian fees	78,272

Distribution fees — Series II	333,520

Transfer agent fees	2,185

Trustees’ and officers’ fees and benefits	4,264

Other	36,917

Total expenses	1,797,176

Less: Fees waived	(1,044)

Net expenses	1,796,132

Net investment income	2,551,879

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	14,451,396

Foreign currencies	(933,459)

13,517,937

Change in net unrealized appreciation (depreciation) of:
Investment securities	(46,379,012)

Foreign currencies	(12,476)

(46,391,488)

Net realized and unrealized gain (loss)	(32,873,551)

Net increase (decrease) in net assets resulting from operations	$(30,321,672)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. International Growth Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$2,551,879	$2,522,003

Net realized gain (loss)	13,517,937	(42,773,620)

Change in net unrealized appreciation (depreciation)	(46,391,488)	109,386,939

Net increase (decrease) in net assets resulting from operations	(30,321,672)	69,135,322

Distributions to shareholders from net investment income — Series II	(4,058,030)	(1,504,257)

Share transactions–net:
Series I	10,000	—

Series II	(199,029,732)	52,070,991

Net increase (decrease) in net assets resulting from share transactions	(199,019,732)	52,070,991

Net increase (decrease) in net assets	(233,399,434)	119,702,056

Net assets:
Beginning of period	261,281,490	141,579,434

End of period (includes undistributed net investment income of $1,052,732 and $2,558,883, respectively)	$27,882,056	$261,281,490

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. International Growth Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolio, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Universal Institutional Funds International Growth Equity Portfolio (the “Acquired Fund”), an investment portfolio of The Universal Institutional Funds, Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund Class II shares received Series II shares of the Fund.
  Information for the Acquired Fund — Class II shares prior to the Reorganization is included with Series II shares of the Fund throughout this report.
  The Fund’s investment objective is long-term capital appreciation, with a secondary objective of income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen V.I. International Growth Equity Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco Van Kampen V.I. International Growth Equity Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.75%

Over $1 billion	0.70%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.11% and Series II shares to 1.36% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the

Invesco Van Kampen V.I. International Growth Equity Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Prior to the Reorganization, MS Investment Management had voluntarily agreed to waive fees and/or reimburse expenses of Class II shares to 1.35% of the Acquired Fund’s average daily net assets.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management waived advisory fees of $1,044.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $5,835 for accounting and fund administrative services and reimbursed $54,486 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $282,480 to MS Investment Management and JPMorgan Investor Services Co.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provide certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $1,597 to Morgan Stanley Services Company Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund.
  Prior to the Reorganization, the Acquired Fund paid distribution fees of $279,036 to Morgan Stanley Distribution, Inc. (“MSDI”) based on the annual rate of 0.35% of the Acquired Fund’s average daily net assets of Class II shares. MSDI had voluntarily agreed to waive 0.10% distribution fee that it received from the Acquired Fund.
  For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Van Kampen V.I. International Growth Equity Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$233,017,268	$21,875,709	$—	$254,892,977

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward *

December 31, 2016	$8,264,000

December 31, 2017	40,192,000

Total capital loss carryforward	$48,456,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $229,780,463 and $433,857,735, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(10,503,099)

Net unrealized appreciation (depreciation) of investment securities	$(10,503,099)

Cost of investments for tax purposes is $265,396,076.

Invesco Van Kampen V.I. International Growth Equity Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I(b)	1,381	$10,000	—	$—

Series II	7,014,285	56,874,078	22,088,682	147,987,747

Issued as reinvestment of dividends:
Series I(b)	—	—	—	—

Series II	549,124	4,058,030	223,183	1,504,257

Reacquired:
Series I(b)	—	—	—	—

Series II	(34,851,088)	(259,961,840)	(14,026,147)	(97,421,013)

Net increase (decrease) in share activity	(27,286,298)	$(199,019,732)	8,285,718	$52,070,991

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with this entity whereby this entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Commencement date of June 1, 2010.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of
												expenses		Ratio of
												to average		expenses
			Net gains									net assets		to average net
			(losses) on									with fee		assets without		Ratio of net
	Net asset		securities		Dividends		Distributions					waivers		fee waivers		investment
	value,	Net	(both	Total from	from net		from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment		realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income		gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10(d)	$7.24	$0.01	$(0.00)	$0.01	$—		$—	$—	$7.25	0.14%	$10	1.11	%(f)	1.11	%(f)	2.16	%(f)	101%

Series II
Six months ended 06/30/10	8.42	0.08	(0.95)	(0.87)	(0.12)		—	(0.12)	7.43	(10.37)	27,872	1.35	(f)	1.35	(f)	1.92	(f)	101
Year ended 12/31/09	6.22	0.09	2.17	2.26	(0.06)		—	(0.06)	8.42	36.54	261,281	1.35	(g)	1.49	(g)	1.29	(g)(i)	57
Year ended 12/31/08	12.11	0.13	(6.00)	(5.87)	(0.00	)(e)	(0.02)	(0.02)	6.22	(48.52)	141,579	1.35	(g)	1.53	(g)	1.51	(g)(i)	40
Year ended 12/31/07	10.84	0.03	1.52	1.55	(0.02)		(0.26)	(0.28)	12.11	14.26	57,419	1.35	(g)	1.84	(g)	0.29	(g)(i)	52
Year ended 12/31/06(d)	10.00	0.03	0.82	0.85	(0.01)		—	(0.01)	10.84	8.55	9,993	1.35	(h)	3.95	(h)	0.38	(h)(i)	10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 1, 2010 and April 28, 2006 for Series I and Series II shares, respectively.
(e)	Amount is less than $0.005 per share.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2 and $268,664 for Series I and Series II shares, respectively.
(g)	Ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios was less that 0.005% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(h)	Annualized.
(i)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expenses absorbed was 1.15%, 1.33%, (0.20)% and (2.23)% for the years ended December 31, 2009 through December 31, 2006, respectively.

Invesco Van Kampen V.I. International Growth Equity Fund

NOTE 10—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. International Growth Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Series I shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010, through June 30, 2010. The actual ending account value and expenses of the Series I shares in the below example are based on an investment of $1,000 invested as of close of business June 1, 2010 (the date the share class commenced operations) and held through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2010 through June 30, 2010 for the Series I shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Series I shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,024.90	$0.92	$1,019.29	$5.56	1.11%

Series II	1,000.00	895.10	6.34	1,018.10	6.76	1.35

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010, through June 30, 2010 (as of close of business June 1, 2010, through June 30, 2010 for the Series I shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Series I shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010, through June 30, 2010)/365. Because the Series I shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series I and Series II shares to 1.11% and 1.36% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.11% and 1.36% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $0.92 and $6.39 for the Series I and Series II shares, respectively.
[4]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Series I shares of the Fund and other funds because such data is based on a full six month period.
The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.56 and $6.80 for the Series I and Series II shares, respectively.

Invesco Van Kampen V.I. International Growth Equity Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. International Growth Equity Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco

Invesco Van Kampen V.I. International Growth Equity Fund

Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. International Growth Equity Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of The Universal Institutional Funds, Inc. — International Growth Equity Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	29,009,059	923,182	1,816,939	0

Invesco Van Kampen V.I. International Growth Equity Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIMCG-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-1.57%
Series II Shares	-1.25
Russell Midcap Growth Index▼ (Broad Market/Style-Specific Index)	-3.31

▼	Lipper Inc.
The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception	-5.84%
5 Years	2.12
1 Year	25.60

Series II Shares
Inception (9/25/00)	-5.81%
5 Years	2.18
1 Year	26.00
Effective June 1, 2010, Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Growth Fund. Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is September 25, 2000.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.01% and 1.26%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.56% and 1.81%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–87.7%
Aerospace & Defense–1.0%
Goodrich Corp.	8,974	$594,527

Air Freight & Logistics–2.3%
C.H. Robinson Worldwide, Inc.	10,649	592,724

Expeditors International of Washington, Inc.	21,322	735,822

		1,328,546

Apparel, Accessories & Luxury Goods–1.8%
Coach, Inc.	14,878	543,791

Hanesbrands, Inc.(a)	22,378	538,415

		1,082,206

Apparel Retail–0.5%
American Eagle Outfitters, Inc.	23,631	277,664

Application Software–3.2%
Autodesk, Inc.(a)	23,494	572,314

Salesforce.com, Inc.(a)	11,669	1,001,433

TIBCO Software, Inc.(a)	27,628	333,194

		1,906,941

Asset Management & Custody Banks–1.0%
Affiliated Managers Group, Inc.(a)	9,385	570,326

Auto Parts & Equipment–1.0%
BorgWarner, Inc.(a)	16,311	609,053

Automotive Retail–1.0%
O’Reilly Automotive, Inc.(a)	11,906	566,249

Biotechnology–3.1%
Genzyme Corp.(a)	18,945	961,838

Human Genome Sciences, Inc.(a)	11,810	267,614

United Therapeutics Corp.(a)	11,783	575,128

		1,804,580

Broadcasting & Cable TV–1.3%
Discovery Communications, Inc., Class C(a)	24,879	769,507

Casinos & Gaming–2.6%
International Game Technology	31,014	486,920

Las Vegas Sands Corp.(a)	25,523	565,079

MGM Resorts International(a)	48,761	470,056

		1,522,055

Coal & Consumable Fuels–1.0%
Alpha Natural Resources, Inc.(a)	17,547	594,317

Communications Equipment–0.5%
Finisar Corp.(a)	21,755	324,149

Computer Hardware–1.0%
Teradata Corp.(a)	19,016	579,608

Computer Storage & Peripherals–1.0%
NetApp, Inc.(a)	15,752	587,707

Construction & Engineering–0.9%
Foster Wheeler AG (Switzerland)(a)	25,704	541,326

Construction & Farm Machinery & Heavy Trucks–0.5%
Bucyrus International, Inc.	5,760	273,312

Consumer Finance–1.1%
Discover Financial Services	46,589	651,314

Data Processing & Outsourced Services–0.9%
Alliance Data Systems Corp.(a)	8,789	523,121

Department Stores–2.1%
Macy’s, Inc.	42,404	759,032

Nordstrom, Inc.	15,289	492,153

		1,251,185

Diversified Commercial & Professional Services–2.1%
Corrections Corp. of America(a)	30,784	587,359

IHS, Inc., Class A(a)	10,845	633,565

		1,220,924

Diversified Metals & Mining–0.7%
Intrepid Potash, Inc.(a)	22,299	436,391

Diversified Support Services–1.0%
Copart, Inc.(a)	17,013	609,236

Education Services–3.1%
Capella Education Co.(a)	7,150	581,653

New Oriental Education & Technology Group, Inc.–ADR (Cayman Islands)(a)	6,112	569,577

Strayer Education, Inc.	3,171	659,219

		1,810,449

Electrical Components & Equipment–1.5%
Cooper Industries PLC (Ireland)	12,959	570,196

Regal-Beloit Corp.	5,151	287,323

		857,519

Environmental & Facilities Services–1.0%
Republic Services, Inc.	20,871	620,495

Health Care Distributors–0.9%
CareFusion Corp.(a)	24,318	552,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Health Care Equipment–1.7%
Hologic, Inc.(a)	42,944	$598,210

NuVasive, Inc.(a)	12,013	425,981

		1,024,191

Health Care Facilities–1.0%
VCA Antech, Inc.(a)	23,294	576,759

Health Care Services–2.0%
DaVita, Inc.(a)	9,498	593,055

Pharmaceutical Product Development, Inc.	22,796	579,246

		1,172,301

Healthcare–0.5%
Brookdale Senior Living, Inc.(a)	19,622	294,330

Hotels, Resorts & Cruise Lines–3.0%
Ctrip.com International Ltd.–ADR (Cayman Islands)(a)	32,705	1,228,400

Marriott International, Inc., Class A	18,163	543,800

		1,772,200

Household Products–1.0%
Church & Dwight Co., Inc.	9,232	578,939

Human Resource & Employment Services–1.0%
Robert Half International, Inc.	24,024	565,765

Industrial Machinery–1.5%
Flowserve Corp.	3,586	304,093

Kennametal, Inc.	21,924	557,527

		861,620

Internet Retail–1.0%
Netflix, Inc.(a)	5,397	586,384

Internet Software & Services–4.6%
Akamai Technologies, Inc.(a)	30,298	1,229,190

Baidu, Inc.–ADR (Cayman Islands)(a)	21,997	1,497,556

		2,726,746

IT Consulting & Other Services–1.0%
Cognizant Technology Solutions Corp., Class A(a)	12,139	607,678

Life & Health Insurance–1.1%
Lincoln National Corp.	27,564	669,530

Life Sciences Tools & Services–1.0%
Life Technologies Corp.(a)	12,142	573,709

Managed Health Care–1.5%
Aetna, Inc.	32,642	861,096

Metal & Glass Containers–0.9%
Owens-Illinois, Inc.(a)	20,748	548,785

Multi-Line Insurance–1.4%
Genworth Financial, Inc., Class A(a)	61,068	798,159

Oil & Gas Equipment & Services–2.1%
Baker Hughes, Inc.	16,682	693,471

Key Energy Services, Inc.(a)	62,620	574,851

		1,268,322

Oil & Gas Exploration & Production–4.1%
Cabot Oil & Gas Corp.	18,171	569,116

Concho Resources, Inc.(a)	11,525	637,678

Continental Resources, Inc.(a)	19,617	875,311

Oasis Petroleum, Inc.(a)	25,009	362,630

		2,444,735

Packaged Foods & Meats–1.1%
Hershey Co.	12,977	621,988

Personal Products–1.8%
Estee Lauder Cos., Inc., Class A	10,420	580,707

Ulta Salon Cosmetics & Fragrance, Inc.(a)	19,502	461,417

		1,042,124

Pharmaceuticals–1.0%
Shire PLC–ADR (Jersey)	9,824	602,997

Real Estate Management & Development–1.0%
CB Richard Ellis Group, Inc., Class A(a)	42,245	574,954

Restaurants–1.9%
Darden Restaurants, Inc.	14,162	550,194

Starbucks Corp.	22,900	556,470

		1,106,664

Semiconductors–4.2%
Altera Corp.	25,287	627,370

Avago Technologies Ltd. (Singapore)(a)	28,969	610,087

Broadcom Corp., Class A	18,544	611,396

Cavium Networks, Inc.(a)	12,021	314,830

Xilinx, Inc.	12,226	308,829

		2,472,512

Specialized Finance–1.5%
IntercontinentalExchange, Inc.(a)	7,667	866,601

Specialty Chemicals–2.0%
Albemarle Corp.	15,263	606,094

Nalco Holding Co.	27,613	564,962

		1,171,056

Systems Software–1.0%
Rovi Corp.(a)	16,271	616,834

Trading Companies & Distributors–1.0%
WW Grainger, Inc.	6,006	597,297

Trucking–1.0%
J.B. Hunt Transport Services, Inc.	18,019	588,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Wireless Telecommunication Services–1.7%
American Tower Corp., Class A(a)	14,520	$646,140

Millicom International Cellular SA (Luxembourg)	4,736	383,948

		1,030,088

Total Common Stocks–87.7%		51,687,771

Investment Companies–7.7%
iShares Russell MidCap Growth Index Fund	51,756	2,261,737

iShares S&P MidCap 400 Growth Index Fund	29,695	2,282,952

Total Investment Companies–7.7%		4,544,689

Convertible Preferred Stocks–0.3%
Pharmaceuticals–0.3%
Ironwood Pharmaceuticals (Acquired 9/11/08, Cost
$167,988)(a)(b)(c)	13,999	150,181

Total Long-Term Investments–95.7% (Cost $56,237,602)		56,382,641

Money Market Funds–4.5%
Liquid Assets Portfolio–Institutional Class(d)	1,340,806	1,340,806

Premier Portfolio–Institutional Class(d)	1,340,806	1,340,806

Total Money Market Funds–4.5% (Cost $2,681,612)		2,681,612

TOTAL INVESTMENTS–100.2% (Cost $58,919,214)		59,064,253

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.2%)		(95,799)

NET ASSETS–100.0%		$58,968,454

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	Security has been deemed illiquid.
(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Investment Abbreviations:

ADR — American Depositary Receipt

Portfolio Composition

By sector, based on Net Assets

Consumer Discretionary	19.3%

Information Technology	17.5

Financials	14.7

Industrials	14.7

Health Care	12.9

Energy	7.3

Consumer Staples	3.8

Materials	3.7

Telecommunication Services	1.8

Money Market Funds Less Liabilities in Excess of Other Assets	4.3

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

	Level 1*	Level 2*	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity Securities	$58,914,072	$—	$150,181	$59,064,253

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $56,237,602)	$56,382,641

Investments in affiliated money market funds, at value and cost	2,681,612

Cash	56,754

Receivables:
Investments sold	560,650

Fund shares sold	221,880

Dividends	26,655

Other	1,012

Total assets	59,931,204

Liabilities:
Payables:
Investments purchased	619,253

Fund shares repurchased	250,584

Distributor and affiliates	28,967

Accrued expenses	63,946

Total liabilities	962,750

Net assets	$58,968,454

Net assets consist of:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$64,966,915

Net unrealized appreciation	145,039

Accumulated net investment loss	(322,560)

Accumulated net realized loss	(5,820,940)

Net assets	$58,968,454

Net asset value, offering price and redemption price per share:
Series I Shares (Based on net assets of $9,528 and 3,030 shares of beneficial interest issued and outstanding)	$3.14

Series II Shares (Based on net assets of $58,958,926 and 18,719,947 shares of beneficial interest issued and outstanding)	$3.15

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,464)	$165,732

Interest	5,646

Total income	171,378

Expenses:
Investment advisory fee	204,262

Distribution (12b-1) and service fees	68,015

Accounting and administrative expenses	25,701

Professional fees	22,648

Reports to shareholders	22,644

Trustees’ fees and related expenses	11,771

Custody	10,229

Transfer agent fees	8,305

Other	5,299

Total expenses	378,874

Expense reduction	36,073

Net expenses	342,801

Net investment loss	$(171,423)

Realized and unrealized gain/loss:
Realized Gain/Loss:
Investments	$350,833

Foreign currency transactions	3,056

Net realized gain	353,889

Unrealized appreciation/depreciation:
Beginning of the period	1,634,826

End of the period	145,039

Net unrealized depreciation during the period	(1,489,787)

Net realized and unrealized loss	$(1,135,898)

Net decrease in net assets from operations	$(1,307,321)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment loss	$(171,423)	$(115,269)

Net realized gain/loss	353,889	(2,218,749)

Net unrealized appreciation/depreciation during the period	(1,489,787)	16,601,867

Change in net assets from investment activities	(1,307,321)	14,267,849

From capital transactions:
Proceeds from shares sold	19,435,271	15,050,265

Cost of shares repurchased	(4,610,200)	(6,470,867)

Net change in net assets from capital transactions	14,825,071	8,579,398

Total increase in net assets	13,517,750	22,847,247

Net assets:
Beginning of the period	45,450,704	22,603,457

End of the period (including accumulated net investment loss of $322,560 and $151,137, respectively)	$58,968,454	$45,450,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Financial Highlights

(Unaudited)

  The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	June 1, 2010
	(Commencement of
	operations) to
	June 30, 2010

Series I Shares
Net asset value, beginning of the period	$3.30

Net investment loss(a)	0.00	(b)

Net realized and unrealized loss	(0.16)

Total from investment operations	(0.16)

Net asset value, end of the period	$3.14

Total return*	(4.85	)%**

Net assets at end of the period (in thousands)	$9.5

Ratio of expenses to average net assets*	1.01%

Ratio of net investment loss to average net assets*	(0.26)%

Portfolio turnover	66	%**(c)

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.34%

Ratio of Net Investment Loss to Average Net Assets	(0.59)%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
**	Non-Annualized

	Six months ended		Year ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005

Series II Sharesˆ
Net asset value, beginning of the period	$3.19		$2.04	$5.72	$5.24	$5.40	$4.86

Net investment loss(a)	(0.01)		(0.01)	(0.02)	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain/loss	(0.03)		1.16	(2.01)	0.88	0.31	0.57

Total from investment operations	(0.04)		1.15	(2.03)	0.86	0.28	0.54

Less distributions from capital gains	-0-		-0-	1.65	0.38	0.44	-0-

Net asset value, end of the period	$3.15		$3.19	$2.04	$5.72	$5.24	$5.40

Total return*(b)	(1.25	)%**	56.37%	(46.83)%	17.60%	4.92%	11.11%

Net assets at end of the period (In millions)	$59.0		$45.5	$22.6	$43.3	$42.5	$44.1

Ratio of expenses to average net assets*	1.26%		1.26%	1.26%	1.26%	1.26%	1.26%

Ratio of net investment loss to average net assets*	(0.63)%		(0.36)%	(0.66)%	(0.37)%	(0.61)%	(0.59)%

Portfolio turnover	66	%**	42%	42%	201%	154%	157%

* If certain expenses had not been voluntarily assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.39%		1.52%	1.61%	1.39%	1.45%	1.55%

Ratio of net investment loss to average net assets	(0.76)%		(0.62)%	(1.01)%	(0.51)%	(0.80)%	(0.88)%

(a)	Based on average shares outstanding.
(b)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
**	Non-Annualized
ˆ	On June 1, 2010, the Fund’s former Class II Shares were reorganized into Series II Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Fund”), is organized as a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Life Investment Trust Mid Cap Growth Portfolio (the “Acquired Fund”), an investment portfolio of Van Kampen Life Investment Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class II Shares received Series II Shares of the Fund.
  Information for the Acquired Fund’s – Class II Shares prior to the Reorganization are included with Series II Shares of the Fund throughout this report.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently offers two classes of shares, Series I and Series II Shares, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments.
Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax provisions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $3,985,966 which will expire according to the following schedule:

Amount	Expiration

$351,609	December 31, 2010

2,251,696	December 31, 2016

1,382,661	December 31, 2017

Invesco Van Kampen V.I. Mid Cap Growth Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,084,856

Aggregate unrealized (depreciation) of investment securities	(4,136,557)

Net unrealized (depreciation) of investment securities	$(51,701)

Cost of investments for tax purposes is $59,115,954.

F.	Distribution of Income and Gains — The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date. As of December 31, 2009, there were no components of distributable earnings on a tax basis.
Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.
G.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U. S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on foreign currency transactions on the Statement of Operations include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions.
H.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Series I Shares to 1.01% and Series II Shares to 1.26% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless

Invesco Van Kampen V.I. Mid Cap Growth Fund

the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. During the period, the Adviser waived advisory fees of $9,482 under this limitation.
  Prior to the Reorganization, Van Kampen had voluntarily agreed to waive fees and/or reimburse expenses of Class II Shares resulting in a net expense ratio of 1.26%. Van Kampen waived advisory fees of $26,591 under this agreement.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,110 for accounting and fund administrative services and reimbursed $12,789 for services provided by insurance companies. Prior to the Reorganization, under separate accounting services and Chief Compliance Officer (“CCO”) employment agreements, Van Kampen Investments, Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $8,802 to Van Kampen Investments Inc.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $7,134 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer agent fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of approximately $-0- for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the		For the
	six months ended		year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Series I	3,030	$10,000	—	$—

Series II	5,853,565	19,425,271	5,735,245	15,050,265

Total Sales	5,856,595	$19,435,271	5,735,245	$15,050,265

Repurchases:
Series I	—	$—	—	$—

Series II	(1,394,754)	(4,610,200)	(2,544,014)	(6,470,867)

Total Repurchases	(1,394,754)	$(4,610,200)	(2,544,014)	$(6,470,867)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Van Kampen V.I. Mid Cap Growth Fund

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, and money market funds were $49,326,774 and $29,882,241, respectively.

NOTE 5—Distribution and Service Plans

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II Shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II Shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II Shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II Shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $55,227 to Van Kampen Funds Inc. based on the annual rate of 0.25% of the Acquired Fund’s average daily net assets of Class II Shares. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as “Distribution (12b-1) and service fees”.

NOTE 6—Indemnifications

Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Expense Example

As a policyholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10— 6/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), or exchanges fees.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Series	(1/1/10)	(06/30/10)	Period*	(06/30/10)	Period*
I	$1,000.00	$951.52	$0.78	$1,019.79	$5.06

II	1,000.00	987.46	6.21	1,018.55	6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% and 1.26% for Series I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Series I Shares “Actual” information, which reflects the period from Commencement of Operations through June 30, 2010. These expense ratios reflect an expense cap.
Assumes all dividends and distributions were reinvested.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Mid Cap Growth Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these

Invesco Van Kampen V.I. Mid Cap Growth Fund

services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Life Investment Trust Mid Cap Growth Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	14,061,332	268,445	813,304	0

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIMCV-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-0.12%
Series II Shares	-0.20
Russell Midcap Value Index▼ (Broad Market/Style-Specific Index)	-0.88

▼	Lipper Inc.
The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (1/2/97)	8.30%
10 Years	3.49
5 Years	3.11
1 Year	28.66

Series II Shares
Inception (5/5/03)	8.55%
5 Years	2.99
1 Year	28.46
Effective June 1, 2010, Class I and Class II shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Mid Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.06% and 1.16%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.06% and 1.31%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Mid Cap Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
Invesco Van Kampen V.I. Mid Cap Value Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.2%
Aerospace & Defense–3.2%
Goodrich Corp.	130,036	$8,614,885

Asset Management & Custody Banks–2.7%
Northern Trust Corp.	154,764	7,227,479

Auto Parts & Equipment–1.1%
Lear Corp.(b)	42,838	2,835,876

Building Products–2.6%
Lennox International, Inc.	171,220	7,117,615

Computer Hardware–1.9%
Diebold, Inc.	192,683	5,250,612

Data Processing & Outsourced Services–3.8%
Fidelity National Information Services, Inc.	384,986	10,325,325

Diversified Banks–2.1%
Comerica, Inc.	156,715	5,771,813

Diversified Chemicals–2.2%
PPG Industries, Inc.	97,073	5,864,180

Electric Utilities–4.3%
Edison International	196,679	6,238,658

Great Plains Energy, Inc.	322,153	5,483,044

		11,721,702

Electronic Manufacturing Services–1.9%
Flextronics International Ltd. (Singapore)(b)	931,411	5,215,902

Food Distributors–2.5%
Sysco Corp.	237,760	6,792,803

Health Care Distributors–2.6%
Henry Schein, Inc.(b)	128,611	7,060,744

Health Care Equipment–2.5%
Beckman Coulter, Inc.	112,764	6,798,542

Health Care Facilities–5.1%
Brookdale Senior Living, Inc.(b)	501,386	7,520,790

Healthsouth Corp.(b)	331,197	6,196,696

		13,717,486

Housewares & Specialties–2.8%
Newell Rubbermaid, Inc.	508,668	7,446,900

Industrial Machinery–5.8%
Pentair, Inc.	234,763	7,559,368

Snap-On, Inc.	200,259	8,192,596

		15,751,964

Insurance Brokers–6.0%
Marsh & McLennan Cos., Inc.	263,931	5,951,644

Willis Group Holdings PLC (Ireland)	343,149	10,311,627

		16,263,271

Investment Banking & Brokerage–2.0%
Charles Schwab Corp. (The)	386,664	5,482,896

Motorcycle Manufacturers–1.9%
Harley-Davidson, Inc.	236,102	5,248,547

Multi-Utilities–2.3%
Wisconsin Energy Corp.	120,095	6,093,620

Office Electronics–3.0%
Zebra Technologies Corp. (Class A)(b)	325,137	8,248,726

Office Services & Supplies–3.3%
Avery Dennison Corp.	281,644	9,049,222

Oil & Gas Equipment & Services–0.5%
Halliburton Co.	58,528	1,436,862

Oil & Gas Exploration & Production–2.3%
Pioneer Natural Resources Co.	104,172	6,193,025

Oil & Gas Storage & Transportation–4.7%
El Paso Corp.	693,673	7,706,707

Williams Cos., Inc. (The)	268,292	4,904,378

		12,611,085

Packaged Foods & Meats–2.5%
ConAgra Foods, Inc.	291,874	6,806,502

Paper Packaging–2.4%
Sonoco Products Co.	215,648	6,572,951

Personal Products–1.2%
Avon Products, Inc.	126,573	3,354,184

Property & Casualty Insurance–3.0%
ACE Ltd. (Switzerland)	158,091	8,138,525

Regional Banks–3.5%
BB&T Corp.	230,356	6,060,666

Wintrust Financial Corp.	102,588	3,420,284

		9,480,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Value Fund

	Shares	Value

Restaurants–2.0%
Darden Restaurants, Inc.	137,037	$5,323,887

Retail REIT’s–1.4%
Weingarten Realty Investors	192,000	3,657,600

Soft Drinks–2.2%
Coca-Cola Enterprises, Inc.	233,500	6,038,310

Specialty Chemicals–4.9%
Valspar Corp.	278,668	8,393,480

WR Grace & Co.(b)	236,036	4,966,198

		13,359,678

Thrifts & Mortgage Finance–1.0%
Washington Federal, Inc.	165,175	2,672,531

Total Common Stocks & Other Equity Interests (Cost $278,886,947)		263,546,200

Money Market Funds–1.9%
Liquid Assets Portfolio–Institutional Class(c)	2,617,425	2,617,425

Premier Portfolio–Institutional Class(c)	2,617,425	2,617,425

Total Money Market Funds (Cost $5,234,850)		5,234,850

TOTAL INVESTMENTS (Cost $284,121,797)–99.1%		268,781,050

OTHER ASSETS LESS LIABILITIES–0.9%		2,479,731

NET ASSETS–100.0%		$271,260,781

Investment Abbreviations

REIT	– Real Estate Investment Trust.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	21.6%

Industrials	14.9

Information Technology	10.7

Health Care	10.2

Materials	9.5

Consumer Staples	8.5

Consumer Discretionary	7.7

Energy	7.5

Utilities	6.6

Money Market Funds Plus Other Assets Less Liabilities	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $278,886,947)	$263,546,200

Investments in affiliated money market funds, at value and cost	5,234,850

Total investments, at value (Cost $284,121,797)	268,781,050

Receivables for:
Investments sold	1,612,773

Fund shares sold	2,017,597

Dividends	377,386

Fund expenses absorbed	16,678

Other assets	6,625

Total assets	272,812,109

Liabilities:
Payables for:
Investments purchased	1,372,214

Fund shares reacquired	39,384

Accrued fees to affiliates	85,315

Accrued other operating expenses	54,415

Total liabilities	1,551,328

Net assets applicable to shares outstanding	$271,260,781

Net assets consist of:
Shares of beneficial interest	$344,078,723

Undistributed net investment income	1,012,661

Undistributed net realized gain (loss)	(58,489,856)

Unrealized appreciation (depreciation)	(15,340,747)

$271,260,781

Net Assets:
Series I	$146,501,446

Series II	$124,759,335

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	14,025,737

Series II	12,005,741

Series I:
Net asset value per share	$10.45

Series II:
Net asset value per share	$10.39

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends	$2,512,232

Dividends from affiliated money market funds	1,202

Total investment income	2,513,434

Expenses:
Advisory fees	1,038,199

Administrative services fees	366,909

Custodian fees	6,839

Distribution fees — Series II	159,947

Transfer agent fees	1,425

Trustees’ and officers’ fees and benefits	2,425

Other	44,411

Total expenses	1,620,155

Less: Fees waived	(101,380)

Net expenses	1,518,775

Net investment income	994,659

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $72,390)	11,287,081

Change in net unrealized appreciation (depreciation) of investment securities	(12,145,003)

Net realized and unrealized gain (loss)	(857,922)

Net increase in net assets resulting from operations	$136,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$994,659	$2,610,346

Net realized gain (loss)	11,287,081	(12,760,447)

Change in net unrealized appreciation (depreciation)	(12,145,003)	93,463,377

Net increase in net assets resulting from operations	136,737	83,313,276

Distributions to shareholders from net investment income:
Series I	(1,468,515)	(1,846,024)

Series II	(1,117,364)	(1,144,481)

Total distributions from net investment income	(2,585,879)	(2,990,505)

Share transactions–net:
Series I	(11,261,151)	(27,209,501)

Series II	5,072,528	2,613,501

Net increase (decrease) in net assets resulting from share transactions	(6,188,623)	(24,596,000)

Net increase (decrease) in net assets	(8,637,765)	55,726,771

Net assets:
Beginning of period	279,898,546	224,171,775

End of period (includes undistributed net investment income of $1,012,661 and $2,603,881, respectively)	$271,260,781	$279,898,546

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Mid Cap Value Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Universal Institutional Funds Mid Cap Value Portfolio (the “Acquired Fund”), an investment portfolio of The Universal Institutional Funds, Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund Class I and Class II shares received Series I and II shares, respectively, of the Fund.
  Information for the Acquired Fund — Class I and Class II shares prior to the Reorganization are included with Series I and Series II shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

Invesco Van Kampen V.I. Mid Cap Value Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Van Kampen V.I. Mid Cap Value Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.72%

Over $1 billion	0.65%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”), the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 1.18% and Series II shares to 1.28% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver [and/or expense reimbursement] to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver, it will terminate on June 30, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimbursed expenses during the period under this limitation.
  Prior to the Reorganization, MS Investment Management had voluntarily agreed to waive fees and/or reimburse expenses of Class I and Class II shares to 1.05% and 1.15%, respectively of the Acquired Fund’s average daily net assets.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management waived advisory fees of $5,431.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $6,185 for accounting and fund administrative services and

Invesco Van Kampen V.I. Mid Cap Value Fund

reimbursed $58,292 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $302,432 to MS Investment Management and JPMorgan Investor Services Co.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provide certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $1,425 to Morgan Stanley Services Company Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. IDI has contractually agreed to waive 0.15% of Rule 12b-1 plan fees on Class II shares through at least June 30, 2012.
  Prior to the Reorganization, the Acquired Fund paid distribution fees to Morgan Stanley Distribution Inc. (MSDI) based on the annual rate of 0.35% of the Acquired Fund’s average daily net assets of Class II shares. MSDI had voluntarily agreed to waive 0.25% distribution fee that it received. MSDI was paid distribution fees of $53,411, after fee waivers of $80,066.
  For the six months ended June 30, 2010, expenses incurred under the Plans are shown as Distribution fees in the Statement of Operations.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$268,781,050	$—	$—	$268,781,050

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities sales of $404,584, which resulted in net realized gains of $72,390.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

Invesco Van Kampen V.I. Mid Cap Value Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$35,250,000

December 31, 2017	34,551,000

Total capital loss carryforward	$69,801,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $58,849,272 and $65,778,956, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,421,330

Aggregate unrealized (depreciation) of investment securities	(32,811,439)

Net unrealized appreciation (depreciation) of investment securities	$(15,390,109)

Cost of investments for tax purposes is $284,171,159.

NOTE 9—Share Information

	Summary of Share Activity

			Year ended
	Six months ended June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	366,046	$4,184,316	1,020,000	$8,047,125

Series II	1,640,107	18,046,937	2,174,000	18,541,180

Issued as reinvestment of dividends:
Series I	130,767	1,468,515	231,000	1,846,024

Series II	100,033	1,117,364	144,000	1,144,481

Reacquired:
Series I	(1,516,090)	(16,913,982)	(4,278,000)	(37,102,650)

Series II	(1,260,097)	(14,091,773)	(1,945,000)	(17,072,160)

Net increase (decrease) in share activity	(539,234)	$(6,188,623)	(2,654,000)	$(24,596,000)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$10.56	$0.05	$(0.04)	$(0.01)	$(0.10)	$—	$(0.10)	$10.45	(0.12)%	$146,501	1.01	%(d)	1.01	%(d)	0.73	%(d)	21%
Year ended 12/31/09	7.69	0.10	2.88	2.98	(0.11)	—	(0.11)	10.56	39.21	158,853	1.02		1.02		1.12		64
Year ended 12/31/08	19.11	0.13	(6.43)	(6.30)	(0.14)	(4.98)	(5.12)	7.69	(41.29)	138,914	1.01		1.01		0.95		53
Year ended 12/31/07	19.74	0.13	1.53	1.66	(0.14)	(2.15)	(2.29)	19.11	7.84	302,575	1.01		1.01		0.62		68
Year ended 12/31/06	18.75	0.13	3.35	3.48	(0.06)	(2.43)	(2.49)	19.74	20.70	381,064	1.01		1.01		0.67		65

Series II
Six months ended 06/30/10	10.50	0.04	(0.05)	(0.01)	(0.10)	—	(0.10)	10.39	(0.20)	124,759	1.11	(d)	1.26	(d)	0.63	(d)	21%
Year ended 12/31/09	7.64	0.09	2.87	2.96	(0.10)	—	(0.10)	10.50	39.16	121,046	1.12		1.37		1.01		64
Year ended 12/31/08	19.04	0.11	(6.41)	(6.30)	(0.12)	(4.98)	(5.10)	7.64	(41.42)	85,258	1.11		1.36		0.89		53
Year ended 12/31/07	19.68	0.11	1.52	1.63	(0.12)	(2.15)	(2.27)	19.04	7.74	134,886	1.11		1.36		0.54		68
Year ended 12/31/06	18.70	0.11	3.34	3.45	(0.04)	(2.43)	(2.47)	19.68	20.62	108,859	1.11		1.36		0.59		65

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $161,761 and $129,018 for Series I and Series II shares, respectively.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Mid Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Series I	$1,000.00	$998.80	$5.01	$1,019.79	$5.06	1.01%

Series II	1,000.00	998.00	5.50	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Mid Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Mid Cap Value Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services.

Invesco Van Kampen V.I. Mid Cap Value Fund

The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Mid Cap Value Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of The Universal Institutional Funds, Inc. — U.S. Mid Cap Value Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	22,579,651	863,825	1,774,094	0

Invesco Van Kampen V.I. Mid Cap Value Fund

Invesco Van Kampen V.I. Value Fund Semiannual Report to Shareholders ▪ June 30, 2010
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco website, invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIVAL-SAR-1
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-6.01%
Series II Shares	-6.11
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 1000 Value Index▼ (Style-Specific Index)	-5.12

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10

Series I Shares
Inception (1/2/97)	4.05%
10 Years	4.31
5 Years	-1.16
1 Year	17.50

Series II Shares
10 Years	4.05%
5 Years	-1.40
1 Year	17.24
Effective June 1, 2010, Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Series I shares of Invesco Van Kampen V.I. Value Fund. Returns shown above for Series I shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series II shares incepted on June 1, 2010. Series II shares performance shown prior to that date is that of the predecessor fund’s Class I shares restated to reflect the higher 12b-1 fees applicable to the fund’s Series II shares. Class I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class I shares is January 2, 1997.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.86% and 1.11%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.22% and 1.47%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus.
Invesco Van Kampen V.I. Value Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.9%
Aerospace & Defense–1.0%
Honeywell International, Inc.	5,200	$202,956

Aluminum–0.7%
Alcoa, Inc.	14,667	147,550

Asset Management & Custody Banks–2.3%
Bank of New York Mellon Corp. (The)	16,060	396,521

State Street Corp.	2,400	81,168

		477,689

Cable & Satellite–6.9%
Comcast Corp. (Class A)	54,322	943,573

DirecTV (Class A)(b)	5,632	191,037

Time Warner Cable, Inc.	6,106	318,001

		1,452,611

Communications Equipment–1.1%
Cisco Systems, Inc.(b)	10,600	225,886

Computer Hardware–1.8%
Dell, Inc.(b)	11,785	142,127

Hewlett-Packard Co.	5,237	226,657

		368,784

Data Processing & Outsourced Services–0.3%
Western Union Co. (The)	3,800	56,658

Department Stores–0.8%
JC Penney Co., Inc.	5,200	111,696

Macy’s, Inc.	2,738	49,010

		160,706

Diversified Banks–1.8%
US Bancorp	6,600	147,510

Wells Fargo & Co.	9,300	238,080

		385,590

Diversified Chemicals–0.6%
EI Du Pont de Nemours & Co.	3,721	128,709

Drug Retail–1.1%
CVS Caremark Corp.	8,100	237,492

Electric Utilities–0.5%
American Electric Power Co., Inc.	3,100	100,130

Electrical Components & Equipment–0.7%
Emerson Electric Co.	3,600	157,284

Electronic Equipment & Instruments–0.2%
Cognex Corp.	2,601	45,726

General Merchandise Stores–0.4%
Target Corp.	1,800	88,506

Health Care Distributors–1.6%
Cardinal Health, Inc.	10,325	347,023

Health Care Equipment–0.3%
Boston Scientific Corp.(b)	12,500	72,500

Home Improvement Retail–1.8%
Home Depot, Inc.	6,400	179,648

Lowe’s Cos., Inc.	9,300	189,906

		369,554

Household Products–0.5%
Procter & Gamble Co. (The)	1,600	95,968

Hypermarkets & Super Centers–2.1%
Wal-Mart Stores, Inc.	9,089	436,908

Industrial Conglomerates–2.8%
General Electric Co.	18,500	266,770

Textron, Inc.	1,265	21,467

Tyco International Ltd.	8,500	299,455

		587,692

Industrial Machinery–1.0%
Ingersoll-Rand PLC (Ireland)	6,400	220,736

Integrated Oil & Gas–5.7%
BP PLC (ADR) (United Kingdom)	3,200	92,416

Chevron Corp.	5,900	400,374

ConocoPhillips	5,900	289,631

Royal Dutch Shell PLC (ADR) (United Kingdom)	6,043	303,480

Total SA (ADR) (France)	2,800	124,992

		1,210,893

Integrated Telecommunication Services–3.6%
AT&T, Inc.	13,100	316,889

Verizon Communications, Inc.	16,100	451,122

		768,011

Internet Software & Services–3.9%
eBay, Inc.(b)	27,800	545,158

Yahoo!, Inc.(b)	20,613	285,078

		830,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Value Fund

	Shares	Value

Investment Banking & Brokerage–0.9%
Goldman Sachs Group, Inc. (The)	1,500	$196,905

IT Consulting & Other Services–0.6%
Accenture Ltd. (Class A) (Ireland)	3,100	119,815

Life & Health Insurance–2.9%
Aflac, Inc.	2,200	93,874

MetLife, Inc.	7,800	294,528

Torchmark Corp.	4,500	222,795

		611,197

Managed Health Care–1.9%
UnitedHealth Group, Inc.	8,764	248,898

WellPoint, Inc.(b)	2,900	141,897

		390,795

Movies & Entertainment–6.6%
News Corp. (Class B)	19,400	268,690

Time Warner, Inc.	11,533	333,419

Viacom, Inc. (Class B)	24,882	780,548

		1,382,657

Multi-Utilities–0.3%
Sempra Energy	1,400	65,506

Oil & Gas Drilling–0.4%
Noble Corp.(b)	2,480	76,657

Oil & Gas Equipment & Services–1.5%
Halliburton Co.	13,103	321,679

Oil & Gas Exploration & Production–0.3%
Anadarko Petroleum Corp.	1,739	62,761

Other Diversified Financial Services–6.2%
Bank of America Corp.	35,008	503,065

Citigroup, Inc.(b)	55,600	209,056

JPMorgan Chase & Co.	16,500	604,065

		1,316,186

Packaged Foods & Meats–3.9%
Kraft Foods, Inc. (Class A)	17,316	484,848

Unilever N.V. (NY Registered Shares) (Netherlands)	12,162	332,266

		817,114

Paper Products–2.8%
International Paper Co.	25,601	579,351

Personal Products–0.5%
Avon Products, Inc.	4,159	110,214

Pharmaceuticals–9.5%
Abbott Laboratories	3,664	171,402

Bristol-Myers Squibb Co.	21,780	543,193

Eli Lilly & Co.	2,624	87,904

GlaxoSmithKline PLC (ADR) (United Kingdom)	3,000	102,030

Merck & Co., Inc.	12,272	429,152

Pfizer, Inc.	36,029	513,773

Roche Holding AG (ADR) (Switzerland)	4,300	148,637

		1,996,091

Property & Casualty Insurance–8.6%
Berkshire Hathaway, Inc. (Class B)(b)	3,600	286,884

Chubb Corp.	20,041	1,002,250

Travelers Cos., Inc. (The)	10,720	527,960

		1,817,094

Regional Banks–1.4%
PNC Financial Services Group, Inc.	5,100	288,150

Semiconductor Equipment–0.4%
KLA-Tencor Corp.	3,202	89,272

Semiconductors–1.4%
Intel Corp.	15,600	303,420

Soft Drinks–1.6%
Coca-Cola Co. (The)	5,100	255,612

PepsiCo, Inc.	1,200	73,140

		328,752

Systems Software–0.3%
Microsoft Corp.	2,900	66,729

Tobacco–1.6%
Altria Group, Inc.	7,121	142,705

Philip Morris International, Inc.	4,404	201,879

		344,584

Wireless Telecommunication Services–0.8%
Vodafone Group PLC (ADR) (United Kingdom)	8,600	177,762

Total Common Stocks & Other Equity Interests (Cost $22,126,179)		20,638,489

Money Market Funds–1.2%
Liquid Assets Portfolio–Institutional Class(c)	121,203	121,203

Premier Portfolio–Institutional Class(c)	121,203	121,203

Total Money Market Funds (Cost $242,406)		242,406

TOTAL INVESTMENTS (Cost $22,368,585)–99.1%		20,880,895

OTHER ASSETS LESS LIABILITIES–0.9%		192,267

NET ASSETS–100.0%		$21,073,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Value Fund

Investment Abbreviations:

ADR	– American Depositary Receipt.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	24.2%

Consumer Discretionary	16.4

Health Care	13.3

Consumer Staples	11.3

Information Technology	10.0

Energy	7.9

Industrials	5.5

Telecommunication Services	4.5

Materials	4.1

Utilities	0.8

Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Value Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $22,126,179)	$20,638,489

Investments in affiliated money market funds, at value and cost	242,406

Total investments, at value (Cost $22,368,585)	20,880,895

Receivables for:
Investments sold	280,496

Fund shares sold	18,281

Dividends	51,572

Fund expenses absorbed	19,346

Other assets	3,981

Total assets	21,254,571

Liabilities:
Payables for:
Investments purchased	136,001

Fund shares reacquired	467

Accrued fees to affiliates	4,596

Accrued other operating expenses	40,345

Total liabilities	181,409

Net assets applicable to shares outstanding	$21,073,162

Net assets consist of:
Shares of beneficial interest	$29,576,971

Undistributed net investment income	162,422

Undistributed net realized gain (loss)	(7,178,541)

Unrealized appreciation (depreciation)	(1,487,690)

$21,073,162

Net Assets:
Series I	$21,063,468

Series II	$9,694

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Series I	2,693,151

Series II	1,239

Series I:
Net asset value per share	$7.82

Series II:
Net asset value per share	$7.82

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,199)	$265,316

Dividends from affiliated money market funds	35

Total investment income	265,351

Expenses:
Advisory fees	64,233

Administrative services fees	33,120

Custodian fees	3,001

Distribution fees — Series II	2

Transfer agent fees	111

Trustees’ and officers’ fees and benefits	20

Professional services fees	25,996

Other	8,834

Total expenses	135,317

Less: Fees waived	(36,157)

Net expenses	99,160

Net investment income	166,191

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	47,696

Change in net unrealized appreciation (depreciation) of investment securities	(1,528,091)

Net realized and unrealized gain (loss)	(1,480,395)

Net increase (decrease) in net assets resulting from operations	$(1,314,204)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$166,191	$348,940

Net realized gain (loss)	47,696	(2,293,566)

Change in net unrealized appreciation (depreciation)	(1,528,091)	7,640,320

Net increase (decrease) in net assets resulting from operations	(1,314,204)	5,695,694

Distributions to shareholders from net investment income — Series I	(348,598)	(716,371)

Share transactions–net:
Series I	(1,026,797)	(2,730,935)

Series II	10,000	—

Net increase (decrease) in net assets resulting from share transactions	(1,016,797)	(2,730,935)

Net increase (decrease) in net assets	(2,679,599)	2,248,388

Net assets:
Beginning of period	23,752,761	21,504,373

End of period (includes undistributed net investment income of $162,422 and $344,829, respectively)	$21,073,162	$23,752,761

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Value Fund (the “Fund”), is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly AIM Variable Insurance Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of forty-one separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  Prior to June 1, 2010, the Fund operated as Universal Institutional Funds Value Portfolio (the “Acquired Fund”), an investment portfolio of The Universal Institutional Funds, Inc.. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class I shares received Series I shares of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Series I shares of the Fund throughout this report.
  The Fund’s investment objective is above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen V.I. Value Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco Van Kampen V.I. Value Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.55%

Next $500 million	0.50%

Over $1 billion	0.45%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Series I shares to 0.86% and Series II shares to 1.11% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Prior to the Reorganization, MS Investment Management had voluntarily agreed to waive fees and/or reimburse expenses of Class I shares to 0.85% of the Acquired Fund’s average daily net assets.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management and the Adviser waived advisory fees of $10,876 and $25,281, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the period ended June 30, 2010, Invesco was paid $4,710 for accounting and fund administrative services and

Invesco Van Kampen V.I. Value Fund

reimbursed $4,557 for services provided by insurance companies. Prior to the Reorganization, the Acquired Fund paid an administration fee of $23,853 to MS Investment Management and JPMorgan Investor Services Co.
  Also, the Trust has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provide certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Prior to the Reorganization, the Acquired Fund paid $111 to Morgan Stanley Services Company Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$20,732,258	$148,637	$—	$20,880,895

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $302.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco Van Kampen V.I. Value Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$2,422,185

December 31, 2017	4,505,087

Total capital loss carryforward	$6,927,272

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $1,844,743 and $2,823,225, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,295,253

Aggregate unrealized (depreciation) of investment securities	(3,074,218)

Net unrealized appreciation (depreciation) of investment securities	$(1,778,965)

Cost of investments for tax purposes is $22,659,860.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Series I	45,868	$396,351	165,564	$1,168,035

Series II	1,239	10,000	—	—

Issued as reinvestment of dividends:
Series I	41,849	348,598	108,871	716,371

Reacquired:
Series I	(205,746)	(1,771,746)	(678,120)	(4,615,341)

Net increase (decrease) in share activity	(116,790)	$(1,016,797)	(403,685)	$(2,730,935)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Van Kampen V.I. Value Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
											to average		to average
			Net gains								net assets		net assets
			(losses) on								with		without		Ratio of net
	Net asset		securities		Dividends	Distributions					fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/10	$8.45	$0.06	$(0.56)	$(0.50)	$(0.13)	$—	$(0.13)	$7.82	(6.01)%	$21,063	0.85	%(d)	1.16	%(d)	1.42	%(d)	8%
Year ended 12/31/09	6.69	0.12	1.88	2.00	(0.24)	—	(0.24)	8.45	31.00 (e)	23,753	0.85	(f)	0.97	(f))	1.66	(f)(h)	21
Year ended 12/31/08	13.17	0.21	(4.43)	(4.22)	(0.37)	(1.89)	(2.26)	6.69	(35.85)	21,504	0.87	(f)	1.04	(f)	2.15	(f)(h)	19
Year ended 12/31/07	14.87	0.25	(0.57)	(0.32)	(0.29)	(1.09)	(1.38)	13.17	(3.07)	46,863	0.85	(f)	0.91	(f)	1.69	(f)(h)	17
Year ended 12/31/06	14.49	0.26	1.96	2.22	(0.27)	(1.57)	(1.84)	14.87	16.89	70,091	0.85		0.93		1.83	(h)	23
Year ended 12/31/05	14.88	0.25	0.38	0.63	(0.20)	(0.82)	(1.02)	14.49	4.56	75,105	0.85		0.92		1.72	(h)	32

Series II
Six months ended 06/30/10(g)	8.07	0.01	(0.26)	(0.25)	—	—	—	7.82	(3.10)	10	1.11	(d)	1.44	(d)	1.16	(d)	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,550 and $10 for Series I and Series II shares, respectively.
(e)	Performance was positively impacted by approximately 1.40% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Fund’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return would have been approximately 29.60%.
(f)	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is less than 0.005% for each of the years ended December 31, 2009, 2008 and 2007, respectively.
(g)	Commencement date of June 1, 2010.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.54%, 1.98%, 1.63%, 1.75% and 1.65% for the years ended December 31, 2009 through December 31, 2005 respectively.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Invesco Van Kampen V.I. Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Series II shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010. The actual ending account value and expenses of the Series II shares in the below example are based on an investment of $1,000 invested as of close of business June 1, 2010 (the date the share class commenced operations) and held through June 30, 2010.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2010 through June 30, 2010 for the Series II shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Series II shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period..

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2,3]	(06/30/10)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$939.90	$4.09	$1,020.58	$4.26	0.85%

Series II	1,000.00	969.00	0.91	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010, through June 30, 2010 (as of close of business June 1, 2010, through June 30, 2010 for the Series II shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Series II shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010, through June 30, 2010)/365. Because the Series II shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

Effective June 1, 2010, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses of Series I and Series II shares to 0.85% and 1.11%, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year is 0.86% for Series I shares. Restated annualized expense ratio for Series II shares remained the same.

[3]	The actual expenses paid restated as if the change discussed above had been in effect through the entire most recent fiscal half year is $4.14 for Series I shares. Restated actual expense ratio for Series II shares remained the same.
[4]	The hypothetical expenses paid restated as if the change discussed above had been in effect through the entire most recent fiscal half year is $4.31 for Series I shares. Restated hypothetical expense ratio for Series II shares remained the same.

Invesco Van Kampen V.I. Value Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen V.I. Value Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be

Invesco Van Kampen V.I. Value Fund

provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco Van Kampen V.I. Value Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of The Universal Institutional Funds, Inc. — Value Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	2,451,914	139,353	170,511	0

Invesco Van Kampen V.I. Value Fund

ITEM 2.	CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 16, 2010, for Invesco V.I. Basic Balanced Fund, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Dynamics Fund, Invesco V.I. Financial Services Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Multi-Asset Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund,

Invesco V.I. Large Cap Growth Fund, Invesco V.I. Leisure Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Money Market Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund, and Invesco V.I. Utilities Fund, and as of June 25, 2010, for Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, Invesco V.I. High Yield Securities Fund, Invesco V.I. Income Builders Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, Invesco Van Kampen V.I. Global Value Equity Fund, Invesco Van Kampen V.I. Government Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. High Yield Fund, Invesco Van Kampen V.I. International Growth Equity Fund, Invesco Van Kampen V.I. Mid Cap Growth Fund, Invesco Van Kampen V.I. Mid Cap Value Fund and Invesco Van Kampen V.I. Value Fund an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 16, 2010, for Invesco V.I. Basic Balanced Fund, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Dynamics Fund, Invesco V.I. Financial Services Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Multi-Asset Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Large Cap Growth Fund, Invesco V.I. Leisure Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Money Market Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund, and Invesco V.I. Utilities Fund, and as of June 25, 2010, for Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, Invesco V.I. High Yield Securities Fund, Invesco V.I. Income Builders Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, Invesco Van Kampen V.I. Global Value Equity Fund, Invesco Van Kampen V.I. Government Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. High Yield Fund, Invesco Van Kampen V.I. International Growth Equity Fund, Invesco Van Kampen V.I. Mid Cap Growth Fund, Invesco Van Kampen V.I. Mid Cap Value Fund and Invesco Van Kampen V.I. Value Fund the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.